As filed with the Securities and Exchange Commission on
December 28, 2018

Securities Act File No. 033-18781
Investment Company Act File No. 811-5407

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[	X	]
Pre-Effective Amendment No.	[		]
Post-Effective Amendment No.58	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[	X	]
Amendment No. 60	[	X	]

TRUST FOR CREDIT UNIONS
(Exact Name of Registrant as Specified in Charter)

615 E. Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices)

(800) 342-5828
(Registant’s Telephone Number, including Area Code)

Jay Johnson
Callahan Financial Services, Inc.
1001 Connecticut Avenue NW, Suite 1001,
Washington, DC 20036
(Name and Address of Agent for Service)

With Copies to:

Michael P. Malloy, Esq.
Drinker Biddle & Reath LLP
One Logan Square
Ste. 2000
Philadelphia, PA 19103-6996

It is proposed that this filing will become effective (check appropriate box):

/_ / immediately upon filing pursuant to paragraph (b)
/X/ on December 31, 2018 pursuant to paragraph (b)
/  / 60 days after filing pursuant to paragraph (a)(1)

/  / on (date) pursuant to paragraph (a)(1)
/_/ 75 days after filing pursuant to paragraph (a)(2)
/_/ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/_/	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Trust for Credit Unions

December 31, 2018

TRUST FOR CREDIT UNIONS

(GRAPHIC)	■ Ultra-Short Duration Portfolio (formerly, the Ultra-Short Duration Government Portfolio) Investor Shares (TCUYX)
■ Short Duration Portfolio Investor Shares (TCUEX)

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A PORTFOLIO IS NOT A CREDIT UNION DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE NATIONAL CREDIT UNION SHARE INSURANCE FUND, THE NATIONAL CREDIT UNION ADMINISTRATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A PORTFOLIO INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

(TRUST LOGO)

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

ULTRA-SHORT DURATION PORTFOLIO (formerly, the Ultra-Short Duration Government Portfolio) – SUMMARY SECTION

Investment Objective

The Ultra-Short Duration Portfolio seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases		None
Maximum Deferred Sales Charge (Load)		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		None
Redemption Fees		None
Exchange Fees		None
Maximum Account Fee		None

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees		0.10%
Distribution and Service (12b-1) Fees		0.03%
Other Expenses(1)		0.25%
Administration Fees	0.05%
Other Operating Expenses	0.20%
Total Annual Portfolio Operating Expenses		0.38%(1)
(1)  Expenses have been restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses for Investor Shares of the Portfolio remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was 157% of the average value of its portfolio.
Table of Contents - TCU Bond Portfolios - Investor Shares - Prospectus

Principal Investment Strategies

In seeking to achieve its investment objective, the Portfolio will only invest in obligations that are authorized by the Federal Credit Union Act and the rules and regulations thereunder.

Investments: The Portfolio, under normal circumstances, invests substantially all of its assets (and at least 80%, measured at the time of purchase) in fixed-income securities consisting of the following:
■
Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and related custodial receipts

■	Repurchase agreements secured with obligations authorized by the Federal Credit Union Act
■
U.S. dollar denominated bank notes issued or guaranteed by banks with total assets exceeding $1 billion with weighted average maturities of less than 5 years, but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder.

The Portfolio expects that a substantial portion of its assets will be invested in mortgage-related securities. The Portfolio may also invest in non-U.S. government related securities, including bank notes and repurchase agreements secured by non-U.S. government related collateral. While there will be fluctuations in the net asset value (“NAV”) of the Portfolio, the Portfolio is expected to have less interest rate risk and asset value fluctuation than funds investing primarily in longer-term mortgage-backed securities paying a fixed rate of interest.

Portfolio Duration (under normal interest rate conditions):
The Portfolio’s target duration is approximately that of the ICE BofAML US 3-Month Treasury Bill Index and its maximum duration is that of a One-Year U.S. Treasury Security (the Portfolio’s duration approximates its price sensitivity to changes in interest rates).  Over the past ten years, the duration of the ICE BofAML US 3-Month Treasury Bill Index and a One-Year Treasury Security have been approximately 0.20 and 0.91, respectively.

Expected Approximate Interest Rate Sensitivity: Three-Month Treasury Bill

Benchmark: ICE BofAML US 3-Month Treasury Bill Index

Investment Adviser’s Investment Philosophy:

The Investment Adviser believes that:

■	A portfolio of fixed income securities with wide risk-adjusted spreads properly matched to the duration of the market has the potential to produce a total return in excess of the market return

■
The incremental return available from security selection, based on careful relative-value analysis and market research, has the potential to be significantly greater and more consistent than the incremental return from predicting the direction of interest rates

■
Within the investment grade fixed income market, the spread sectors have the potential to offer the greatest opportunity for excess return through security selection. The Portfolio invests primarily in investment grade debt obligations of domestic issuers. Investment grade debt obligations are rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined by the Portfolio’s investment adviser to be of comparable quality.

■
A strong commitment to market research and experienced fixed income professionals has the opportunity to provide a better understanding of fixed income security relative value, with the goal being the identification of high credit quality investments that generate risk-adjusted returns in excess of the market return

Table of Contents - TCU Bond Portfolios - Investor Shares - Prospectus

Principal Risks of Investing in the Portfolio

■
Call Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

■	Counterparty Risk—The risk that the other party to a transaction will not fulfill its contractual obligations.

■
Credit/Default Risk—The risk that an issuer or guarantor of fixed income securities held by the Portfolio may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.

■
Cybersecurity Risk—The risk of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

■
Extension Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.

■
Interest Rate Risk—The risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. If interest rates rise, the Portfolio’s yield may not increase proportionately. When interest rates rise, prices of debt securities generally decline.  The longer the duration of the Portfolio’s debt securities, the more sensitive they will be to interest rate changes (as a general rule, a 1% rise in interest rates means a 1% fall in value for ever year of duration).  Given that the Federal Reserve has ended its quantitative easing program and has begun to raise rates, the Portfolio may face a heightened level of interest rate risk.   A low interest rate environment poses additional risks to the Portfolio’s performance.

■
Large Shareholder Purchase and Redemption Risk—The risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

■
Liquidity Risk—The risk that the Portfolio may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. In October 2016, the Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the “1940 Act”), which mandates certain liquidity risk management practices for open-end funds, including the Portfolio, by 2018. The precise impact the rule will have on the Portfolio and on the open-end fund industry has not yet been determined, but any related changes may negatively affect the Portfolio’s expenses, yield and return potential.

Table of Contents - TCU Bond Portfolios - Investor Shares - Prospectus

■	Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.

■
Market Risk— The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Price changes may be temporary or last for extended periods. The Portfolio’s investments may be overweighted from time to time in one or more industry sectors or countries, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors or countries.

■
Mortgage-Backed Securities Risk— Mortgage-related securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Portfolio to reinvest proceeds at lower prevailing interest rates).

■	Portfolio Turnover Rate Risk—A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders.

■
U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration (the “NCUA”) or any other governmental agency.

Performance

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the Portfolio’s performance from year to year for the last ten calendar years; and (b) the Portfolio’s average annual total returns for the 1-year, 5-year, 10-year and since inception periods and how such returns compare to those of broad-based securities market indices. The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available and may be obtained on the Fund’s website at www.trustcu.com and/or by calling 1-800-342-5828 or 1-800-237-5678.
Table of Contents - TCU Bond Portfolios - Investor Shares - Prospectus

The Portfolio changed its investment strategy effective December 31, 2018.  Performance information for periods prior to December 31, 2018 does not reflect the current investment strategy.  In connection with the change in investment strategy, the Fund changed its name from the Ultra-Short Duration Government Portfolio to the Ultra-Short Duration Portfolio.  Investor Shares of the Portfolio commenced operations on November 30, 2012. The returns shown below since November 30, 2012, represent the returns for Investor Shares of the Portfolio. The returns shown below for periods prior to November 30, 2012 represent the returns for TCU Shares of the Portfolio, adjusted for class-specific expenses, which are offered in a separate prospectus.  TCU Shares and Investor Shares of the Portfolio should have returns that are substantially the same because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses. Effective April 17, 2017, the Portfolio engaged a new investment adviser. Returns for periods prior to April 17, 2017, reflect the management of the Portfolio by the previous investment adviser.

TOTAL RETURN	CALENDAR YEAR
The total return for the 9-month period ended September 30, 2018 was 0.82%.
Best Quarter : Q4 2008 1.75%
Worst Quarter: Q2 2013 -0.21%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2017	1 Year	5 Years	10 Years	Life of Portfolio
Ultra-Short Duration Portfolio (formerly, the Ultra-Short Duration Government Portfolio) (Inception 7/10/91 – TCU Shares)	0.68%	0.17%	0.92%	2.70%
ICE BofAML US 3-Month Treasury Bill Index (1)	0.86%	0.27%	0.39%	2.71%(2)
Bloomberg Barclays Short (1-2 Year) Government Index (reflects no deduction for fees or expenses)	0.41%	0.47%	1.25%	3.46%(3)
ICE BofAML Six-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)	0.95%	0.43%	0.71%	2.98%(2)
ICE BofAML One-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)	0.57%	0.38%	0.90%	3.23%(2)
(1)	Effective December 31, 2018, the Portfolio added the ICE BofAML US 3-Month Treasury Bill Index as its primary benchmark to better reflect the current target duration and strategy of the Portfolio.
(2)	Since August 1, 1991.
(3)	Since December 1, 1992.

Investment Adviser

ALM First Financial Advisors, LLC (“ALM First”)
Table of Contents - TCU Bond Portfolios - Investor Shares - Prospectus

Portfolio Managers

Robert Perry, Principal, ALM and Investment Strategy and Jason Haley, Managing Director, have managed the Portfolio since 2017.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to “Important Additional Information” on page 14 of this Prospectus.
Table of Contents - TCU Bond Portfolios - Investor Shares - Prospectus

SHORT DURATION PORTFOLIO – SUMMARY SECTION

Investment Objective

The Short Duration Portfolio seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases		None
Maximum Deferred Sales Charge (Load)		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		None
Redemption Fees		None
Exchange Fees		None
Maximum Account Fee		None

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees		0.10%
Distribution and Service (12b-1) Fees		0.03%
Other Expenses(1)		0.25%
Administration Fees	0.05%
Other Operating Expenses	0.20%
Total Annual Portfolio Operating Expenses		0.38%(1)
(1)  Expenses have been restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses for Investor Shares of the Portfolio remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was 196% of the average value of its portfolio.
Table of Contents - TCU Bond Portfolios - Investor Shares - Prospectus

Principal Investment Strategies

In seeking to achieve its investment objective, the Portfolio will only invest in obligations that are authorized by the Federal Credit Union Act and the rules and regulations thereunder.

During normal market conditions, the Portfolio intends to invest a substantial portion of its assets in mortgage-related securities that are securities issued or guaranteed as to the principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”). Mortgage-related securities held by the Portfolio may include both adjustable rate and fixed rate mortgage pass-through securities, collateralized mortgage obligations and other multiclass mortgage-related securities, as well as other securities that are collateralized by or represent direct or indirect interests in mortgage-related securities or mortgage loans.

The Portfolio may also invest in:
■	Other U.S. Government Securities and related custodial receipts
■	Repurchase agreements secured with obligations authorized by the Federal Credit Union Act
■
U.S. dollar denominated bank notes issued or guaranteed by banks with total assets exceeding $1 billion with weighted average maturities of less than 5 years, but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder.

The Portfolio will attempt, through the purchase of securities with short or negative durations, to limit the effect of interest rate fluctuations on the Portfolio’s NAV.

Portfolio Duration (under normal interest rate conditions):
The Portfolio’s target duration is equal to that of the ICE BofAML Two-Year U.S. Treasury Note Index and its maximum duration is that of a Three-Year U.S. Treasury Security (the Portfolio’s duration approximates its price sensitivity to changes in interest rates).  Over the past ten years, the duration of the ICE BofAML Two-Year U.S. Treasury Note Index and a Three-Year U.S. Treasury Security have been approximately 1.77 and 2.95, respectively.

Expected Approximate Interest Rate Sensitivity: Two-Year U.S. Treasury Note

Benchmark: The ICE BofAML Two-Year U.S. Treasury Note Index

Investment Adviser’s Investment Philosophy:

The Investment Advisor believes that:

■	A portfolio of fixed income securities with wide risk-adjusted spreads properly matched to the duration of the market has the potential to produce a total return in excess of the market return

■
The incremental return available from security selection, based on careful relative-value analysis and market research, has the potential to be significantly greater and more consistent than the incremental return from predicting the direction of interest rates

■
Within the investment grade fixed income market, the spread sectors have the potential to offer the greatest opportunity for excess return through security selection. The Portfolio invests primarily in investment grade debt obligations of domestic issuers. Investment grade debt obligations are rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined by the Portfolio’s investment adviser to be of comparable quality.

■
A strong commitment to market research and experienced fixed income professionals has the potential to provide a better understanding of fixed income security relative value, with the goal being the identification of high credit quality investments that generate risk-adjusted returns in excess of the market return

Table of Contents - TCU Bond Portfolios - Investor Shares - Prospectus

Principal Risks of Investing in the Portfolio

■
Call Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

■	Counterparty Risk—The risk that the other party to a transaction will not fulfill its contractual obligations.

■
Credit/Default Risk—The risk that an issuer or guarantor of fixed income securities held by the Portfolio may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.

■
Cybersecurity Risk—The risk of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

■
Extension Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.

■
Interest Rate Risk—The risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. If interest rates rise, the Portfolio’s yield may not increase proportionately. When interest rates rise, prices of debt securities generally decline.  The longer the duration of the Portfolio’s debt securities, the more sensitive they will be to interest rate changes (as a general rule, a 1% rise in interest rates means a 1% fall in value for ever year of duration).  Given that the Federal Reserve has ended its quantitative easing program and has begun to raise rates, the Portfolio may face a heightened level of interest rate risk.   A low interest rate environment poses additional risks to the Portfolio’s performance.

■
Large Shareholder Purchase and Redemption Risk—The risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

■
Liquidity Risk—The risk that the Portfolio may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. In October 2016, the Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the “1940 Act”), which mandates certain liquidity risk management practices for open-end funds, including the Portfolio, by 2018. The precise impact the rule will have on the Portfolio and on the open-end fund industry has not yet been determined, but any related changes may negatively affect the Portfolio’s expenses, yield and return potential.

Table of Contents - TCU Bond Portfolios - Investor Shares - Prospectus

■	Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.

■
Market Risk— The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Price changes may be temporary or last for extended periods. The Portfolio’s investments may be overweighted from time to time in one or more industry sectors or countries, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors or countries.

■
Mortgage-Backed Securities Risk—Mortgage-related securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Portfolio to reinvest proceeds at lower prevailing interest rates).

■	Portfolio Turnover Rate Risk—A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders.

■
U.S. Government Securities Risk— The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, NCUA or any other governmental agency.

Performance

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the Portfolio’s performance from year to year for the last ten calendar years; and (b) the Portfolio’s average annual total returns for the 1-year, 5-year, 10-year and since inception periods and how such returns compare to those of broad-based securities market indices. The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available and may be obtained on the Fund’s website at www.trustcu.com and/or by calling 1-800-342-5828 or 1-800-237-5678.

Investor Shares of the Portfolio commenced operations on November 30, 2012. The returns shown below since November 30, 2012, represent the returns for Investor Shares of the Portfolio. The returns shown below for periods prior to November 30, 2012 represent the returns for TCU Shares of the Portfolio, adjusted for class specific expenses, which are offered in a separate prospectus. TCU Shares and Investor Shares of the Portfolio should have returns that are substantially the same because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses. Effective April 17, 2017, the Portfolio engaged a new investment adviser. Returns for periods prior to April 17, 2017, reflect the management of the Portfolio by the previous investment adviser.
Table of Contents - TCU Bond Portfolios - Investor Shares - Prospectus

TOTAL RETURN	CALENDAR YEAR
The total return for the 9-month period ended September 30, 2018 was 0.14%.
Best Quarter: Q3 2009 1.89%
Worst Quarter: Q4 2016 -0.62%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2017	1 Year	5 Years	10 Years	Life of Portfolio*
Short Duration Portfolio (Inception 10/9/92 – TCU Shares)	0.84%	0.32%	1.37%	3.30%
ICE BofAML Two-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)	0.19%	0.46%	1.46%	3.51%
Bloomberg Barclays Capital Short (1-3 Yr) Government Index (reflects no deduction for fees or expenses)	0.45%	0.58%	1.53%	3.67%(1)

*
During the fiscal year ended August 31, 2004, one of the principal investment strategies of the Portfolio was revised to provide that the Portfolio intends to invest a substantial portion (formerly 80%) of its net assets in mortgage-related securities.

(1)	Since November 1, 1992.

Investment Adviser

ALM First Financial Advisors, LLC (“ALM First”)
Table of Contents - TCU Bond Portfolios - Investor Shares - Prospectus

Portfolio Managers

Robert Perry, Principal, ALM and Investment Strategy and Jason Haley, Managing Director, have managed the Portfolio since 2017.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to “Important Additional Information” on page 14 of this Prospectus.
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IMPORTANT ADDITIONAL INFORMATION

Purchase and Sale of Portfolio Shares

The Portfolios are offered solely to state and federally chartered credit unions.

You may purchase or redeem (sell) Investor Shares of a Portfolio as follows:

By Writing:	Trust for Credit Unions
c/o U.S. Bancorp Fund Services, LLC (d/b/a U.S. Bank Global Fund Services (“Fund Services”))
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
By Telephone:	1-800-342-5828
(9:00 a.m. to 5:00 p.m. New York time)

There is no minimum for initial or subsequent investments, nor are minimum balances required.  Purchases of Investor Shares of a Portfolio may be made only by Federal Reserve wire on any business day, which is any day on which Investor Shares of the Portfolio are priced.  Federal Reserve wires should be sent as early as possible, but must be received in proper form before the end of the business day for a purchase order to be effective that day.

You may sell (redeem) some or all of your Investor Shares. Generally, the Portfolios will redeem your Investor Shares without charge upon request on any business day at their next determined NAV after receipt of such request in proper form. Redemptions may be requested in writing or by telephone.

Tax Information

The Portfolios intend to make distributions that may be treated as ordinary income or capital gains for federal income tax purposes.  However, if state and federally chartered credit unions meet all requirements of Section 501(c)(14)(A) of the Internal Revenue Code of 1986, as amended (the “Code”), and all rules and regulations thereunder, they will be exempt from federal income taxation on any income, dividends or capital gains realized as the result of purchasing, holding, exchanging or redeeming shares of the Portfolios.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Investor Shares of a Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of a Portfolio’s Investor Shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend such Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
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ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT OBJECTIVES AND RISKS

The Ultra-Short Duration Portfolio (formerly, the Ultra-Short Duration Government Portfolio) and Short Duration Portfolio are portfolios (“Portfolios”) of Trust for Credit Unions (the “Trust” or “Fund”), an open-end, management investment company (commonly known as a mutual fund).  The investment objective of each Portfolio as stated in this Prospectus is fundamental and may be changed only with the approval of the holders of a majority of the outstanding shares of the affected Portfolio as described in the Statement of Additional Information (“SAI”).

THE FUNDS’ FIXED INCOME INVESTMENT PROCESS AND PHILOSOPHY

The Ultra-Short Duration Portfolio and the Short Duration Portfolio are managed to seek high levels of current income, consistent with low volatility of principal.

ALM First Financial Advisors, LLC (“ALM First” or the “Investment Adviser”) believes that a well-developed investment process has an investment philosophy and investment strategy. ALM First also believes developing a well-thought-out philosophy and strategy will provide a framework in which the portfolio manager can seek to earn greater returns on a risk-adjusted basis.

Investment Philosophy – The Investment Adviser believes that:

■	A portfolio of fixed income securities with wide risk-adjusted spreads properly matched to the duration of the market has the potential to produce a total return in excess of the market return

■
The incremental return available from security selection, based on careful relative-value analysis and market research, has the potential to be significantly greater and more consistent than the incremental return from predicting the direction of interest rates

■
Within the investment grade fixed income market, the spread sectors have the potential to offer the greatest opportunity for excess return through security selection. The Portfolios invest primarily in investment grade debt obligations of domestic issuers. Investment grade debt obligations are rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined by a Portfolio’s investment adviser to be of comparable quality.

■
A strong commitment to market research and experienced fixed income professionals has the potential to provide a better understanding of fixed income security relative value, with the goal being the identification of high credit quality investments that generate risk-adjusted returns in excess of the market return

Investment Strategy – The investment strategy is designed to generate a consistent and predictable return over the preferred benchmark.

■	Sector analysis
•	Portfolios typically overweight the “spread sectors” (Agency commercial and residential MBS, CMOs, Agency debentures and some asset-backed sectors)
•	Combinations of assets in these sectors have the potential to offer competitive risk-adjusted returns over alternative “market” portfolios

■	Security selection
•	Selecting individual bonds that have the potential to offer attractive risk-adjusted yields to alternative securities

■	Duration targeting and risk management
•	Significant “bets” on the direction of interest rates are not the focus
•	Keep the portfolio’s duration matched closely to the benchmark duration at all times

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OTHER INVESTMENT PRACTICES AND SECURITIES

The table below identifies some of the investment techniques that may (but are not required to) be used by the Portfolios in seeking to achieve their investment objectives. Each investment practice and technique is permitted by the 1940 Act and its regulations but will be utilized only to the extent permitted by NCUA rules and regulations. The table also highlights the differences among the Portfolios in their use of these techniques and other investment practices and investment securities. Numbers in this table show allowable usage only; for actual usage, consult the Portfolios’ annual/semi-annual reports. For more information, see Appendix A. The Fund publishes on its website (www.trustcu.com) month-end selected portfolio holdings information for the Portfolios, including but not limited to duration and sector allocation, subject to at least a ten calendar-day lag between the date of the information and the date on which the information is disclosed. This information will be available on the website until the date on which the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC. A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolios’ portfolio securities is available in the Fund’s SAI, which is available on the Fund’s website at www.trustcu.com.

• No specific percentage limitation on usage; limited only by the objectives and strategies of the Portfolio — Not permitted	Ultra-Short Duration Portfolio	Short Duration Portfolio
Investment Practices
Investment Company Securities	—	• (1)
Mortgage Dollar Rolls	•	•
Repurchase Agreements	•	•
Securities Lending	• (2)	• (2)
When-Issued Securities	•	•
Investment Securities
Bank Obligations (3)	•	•
Custodial Receipts	•	•
U.S. Government Securities	•	•
Inverse Floating Rate Securities	•	•
Federal Funds (4)	•	•
Mortgage-Related Securities
Adjustable Rate Mortgage Loans	•	•
Fixed Rate Mortgage Loans	•	•
Collateralized Mortgage Obligations	•	•
Government Mortgage-Related Securities	•	•
Multiple Class Mortgage-Related Securities	•	•

(1)
The Short Duration Portfolio may invest up to 10% of its total assets in the securities of other investment companies with policies limiting their investments to those authorized for federally chartered credit unions.

(2)	With respect to no more than 5% of net assets.
(3)	The Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by U.S. or foreign banks with total assets exceeding $1 billion.
(4)	The Portfolios may make unsecured loans of federal funds to U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks).
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ADDITIONAL INFORMATION REGARDING PRINCIPAL RISKS OF THE PORTFOLIOS

Loss of money is a risk of investing in each Portfolio. An investment in a Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the NCUA or any other governmental agency. The NAVs of the Portfolios will fluctuate, and may decline for extended periods, as a result of various factors, including, but not limited to, market and interest rate conditions and the amount of the distributions paid by the Portfolios. There is no assurance that the NAV of a Portfolio will return to its prior levels after a decline. Neither of the Portfolios should be relied upon as a complete investment program. There can be no assurance that a Portfolio will achieve its investment objective. More information about the portfolio securities and investment techniques of the Portfolios, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in each Portfolio’s Summary Section and in Appendix A. Both are important to your investment choice.

SERVICE PROVIDERS

INVESTMENT ADVISER

ALM First, 2911 Turtle Creek Boulevard, Suite 500, Dallas, Texas 75219, serves as the Fund’s investment adviser. ALM First is a strategic partner for depositories, offering an array of financial advisory services. ALM First is a Securities and Exchange Commission (“SEC”) registered investment adviser, with approximately $19 billion in investments under management.

The Investment Adviser provides day-to-day advice regarding the Portfolios’ transactions. The Investment Adviser also continually manages each Portfolio, including the purchase, retention and disposition of securities and other assets.

MANAGEMENT FEES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each Portfolio’s average daily net assets):
Portfolio(s)	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2018
Ultra-Short Duration and Short Duration	0.12% on first
	$250 million,
	0.10% on next
	$250 million,
	0.07% on remainder*	0.10%

*	Contractual rate is based on the aggregate average net assets of the Ultra-Short Duration and Short Duration Portfolios. Fees are charged on a pro rata basis between the Portfolios.

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s investment advisory agreement with ALM First is available in the Portfolios’ annual report for the fiscal year ended August 31, 2017.

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ADMINISTRATOR AND U.S. BANCORP FUND SERVICES, LLC

Callahan Credit Union Financial Services, LLLP (“CUFSLP”), a Delaware limited liability limited partnership in which 37 credit unions are limited partners, acts as the Administrator of the Portfolios.  CUFSLP’s address is 1001 Connecticut Avenue NW, Suite 1001, Washington, D.C. 20036.  In this capacity, CUFSLP periodically reviews the performance of the Investment Adviser, the transfer agent, the distributor and the custodian of the Portfolios; provides facilities, equipment and personnel to serve the needs of investors; develops and monitors investor programs for credit unions; provides assistance in connection with the processing of share purchase and redemption orders as reasonably requested by the transfer agent or the Portfolios; handles shareholder problems and calls relating to administrative matters; provides advice and assistance concerning the regulatory requirements applicable to credit unions that invest in the Portfolios; and provides other administrative services to the Portfolios.

The administration fee payable to CUFSLP is shown under “Portfolio Fees and Expenses” in each Portfolio’s Summary Section.

U.S. Bank Global Fund Services, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202, a subsidiary of U.S. Bank N.A., provides certain administrative, fund accounting and regulatory administration services to the Portfolios.

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202, a subsidiary of U.S. Bank N.A., serves as the Portfolios’ transfer agent and, as such, performs various shareholder servicing functions.
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DISTRIBUTOR

Callahan Financial Services, Inc. (“CFS” or the “Distributor”), 1001 Connecticut Avenue, NW, Suite 1001, Washington, D.C. 20036-5504, a Delaware corporation, serves as the distributor of shares of the Portfolios. CFS, a registered broker-dealer under the Securities Exchange Act of 1934, is an affiliate of Callahan & Associates, Inc., a corporation organized under the laws of the District of Columbia, founded in 1985.

PORTFOLIO MANAGERS

The portfolio managers for the Portfolios are:

Name and Title	Years Primarily Responsible	Five Year Employment History

Robert Perry	Since 2017
Mr. Perry joined ALM First in 2010 and has more than 27 years of experience in the banking and bank consulting business. He leads ALM First’s ALM and Investment Strategy Groups and is responsible for the development of asset liability and investment portfolio themes for the firm. Before joining ALM First, Mr. Perry previously served as Managing Director of the ALM and Investment Strategy division of DataTech Management and Chief Investment Officer for First Coastal Bank. Previously, Mr. Perry was a principal and Product Portfolio Manager at Smith Breeden Associates, Inc., where he managed Smith Breeden’s Enhanced Cash and Enhanced Equity strategies.

Jason Haley, Managing Director	Since 2017
Mr. Haley joined ALM First in 2008. He has more than 15 years of investment industry experience. Mr. Haley oversees ALM First’s Investment Management Group and is responsible for leading the investment process and investment theme development process for the firm, including management of ALM First’s model portfolio strategies. Prior to joining ALM First, Mr. Haley worked for Cantor Fitzgerald LP.

The SAI provides further information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Portfolios.

DIVIDENDS

Over the course of the fiscal year, dividends accrued and paid will constitute all or substantially all of the Portfolios’ net investment income (determined on a tax basis). The Portfolios intend that all net realized long-term and short-term capital gains (after taking into account any available capital loss carryovers) will be declared and paid as a dividend at least annually.

You may choose to have dividends paid in:

■	Cash
■	Additional Investor Shares of the same Portfolio

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You may indicate your election on your Account Information Form. Any changes may be submitted in writing to Fund Services or CFS at any time before the record date for a particular dividend or distribution (If you do not indicate any choice, your dividends and distributions will be reinvested automatically in Investor Shares of the applicable Portfolio.). The election with respect to a Portfolio’s capital gains dividends, both short-term and long-term, may differ from such election with respect to such Portfolio’s monthly net investment income dividends.

The election to reinvest dividends and distributions in additional shares will not affect the tax treatment of such dividends and distributions, which will be treated as received by you and then used to purchase the shares. At the time of your purchase of Investor Shares of either of the Portfolios, a portion of the per share NAV may be represented by undistributed income of the Portfolio or unrealized appreciation of the securities held by the Portfolio.

Dividends from net investment income and distributions from capital gains are declared and paid as follows:

	Investment Income Dividends		Capital Gains Distributions
Portfolio	Declared	Paid	Declared and Paid
Ultra-Short Duration	Daily	Monthly	Annually
Short Duration	Daily	Monthly	Annually

Pursuant to the provisions of the Code, each Portfolio intends to distribute substantially all of its net investment company taxable income each year. The amount of these income distributions to shareholders, which are calculated in accordance with relevant tax requirements, can often differ from the amount of a Portfolio’s net investment income for financial reporting purposes, which is calculated in accordance with generally accepted accounting principles.

From time to time, a portion of the Portfolios’ dividends may constitute a return of capital.

SHAREHOLDER GUIDE

The Fund is offered solely to state and federally chartered credit unions.  Investor Shares of each of the Portfolios are designed to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the NCUA rules and regulations and NCUA Letter Number 155. Investor Shares of the Fund, however, may or may not qualify as eligible investments for particular state chartered credit unions. The Fund encourages each state chartered credit union to consult qualified legal counsel concerning whether the Portfolios are permissible investments under the laws applicable to it.

The Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments in the Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

The following section will provide you with answers to some of the most often asked questions regarding buying and selling Investor Shares of the Portfolios. For more information about online access, please call 1-800-342-5828.

Purchases of Investor Shares of the Portfolios may be made only by Federal Reserve wire. There is no minimum for initial or subsequent investments nor are minimum balances required.

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HOW TO BUY INVESTOR SHARES

Ultra-Short Duration Portfolio and Short Duration Portfolio

You may purchase Investor Shares of each of the Portfolios on any business day, which is any day on which shares of the Portfolios are priced, as described below in “How Are Investor Shares Priced?” at their NAV next determined after receipt of an order by wiring federal funds to U.S. Bank N.A. You may place a purchase order in writing or by telephone.

By Writing:	Trust for Credit Unions
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
By Telephone:	1-800-342-5828
(9:00 a.m. to 5:00 p.m. New York time)

Dividends will begin to accrue as follows:

■
If a purchase order is received by Fund Services by 4:00 p.m. New York time on a business day, shares will be issued and dividends will begin to accrue on the purchased Investor Shares on the next business day, provided that Fund Services receives the federal funds with respect to such order by such next business day.

■
If a purchase order is received by Fund Services after 4:00 p.m. New York time, shares will be issued and dividends will begin to accrue on the purchased Investor Shares on the second business day thereafter, provided that Fund Services receives the federal funds with respect to such order by such second business day.

Federal Reserve wires should be sent as early as possible, but must be received before the end of the applicable business day for a purchase order to be effective.

What Else Should I Know About Share Purchases?

The following generally applies to purchases of Investor Shares:

■
For your initial purchase of Investor Shares of the Portfolios, you should promptly complete an Account Information Form, and mail it to Trust for Credit Unions, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202 or Callahan Financial Services, Inc., 1001 Connecticut Avenue, NW, Suite 1001, Washington, D.C. 20036. You may not redeem Investor Shares prior to the Fund’s receipt of such Account Information Form.

■
ALM First and/or CFS may from time to time, at their own expense, provide compensation to certain dealers whose customers purchase significant amounts of Investor Shares of the Portfolios. The amount of such compensation may be made on a one-time and/or periodic basis and, in the case of ALM First, may be up to 14% of the annual fees that are earned by ALM First as Investment Adviser to the Portfolios (after adjustments) and are attributable to Investor Shares held by such customers. Such compensation does not represent an additional expense to the Portfolios or their shareholders, since it will be paid from the assets of ALM First, its affiliates or CFS.

The Portfolios and the Distributor reserve the right to:

■	Reject or restrict any purchase or exchange orders by a particular purchaser (or group of related purchasers) for any reason in their discretion.

Customer Identification Program.

Federal law requires the Portfolios to obtain, verify and record identifying information, which may include the name, business street address, taxpayer identification number or other identifying information, for certain investors who open an account with the Portfolios. Applications without the required information, or (where applicable) without an indication that a taxpayer identification number has been applied for, may not be accepted by the Portfolios. After accepting an application, to the extent permitted by applicable law or their customer identification program, the Portfolios reserve the right to (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Portfolios; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Portfolios are unable to verify an investor’s identity. The Portfolios and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares pursuant to the customer identification program.
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How Are Investor Shares Priced?

The price you pay or receive when you buy, sell or exchange Investor Shares is a Portfolio’s next-determined NAV for Investor Shares. The Fund calculates NAV for Investor Shares as follows:

(Value of Assets of the Portfolio Attributable to Investor Shares)
NAV =	- (Liabilities of the Portfolio Attributable to Investor Shares)
Number of Outstanding Investor Shares of the Portfolio

The investments of the Portfolios are valued based on market quotations, which may be furnished by a pricing service or provided by securities dealers. If accurate quotations are not readily available, the fair value of the Portfolios’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Portfolios’ Board of Trustees. Debt obligations with a remaining maturity of 60 days or less are valued at amortized cost.

■
NAV per share for Investor Shares is calculated by the accounting agent on each business day as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time) or such later time as the NYSE or NASDAQ market may officially close. This occurs after the determination, if any, of the income to be declared as a dividend. Shares will normally not be priced on any day the NYSE is closed.

■	When you buy Investor Shares, you pay the NAV next calculated after the Portfolios receive your order in proper form.

■	When you sell Investor Shares, you receive the NAV next calculated after the Portfolios receive your order in proper form.

■	NAV per share will fluctuate as the values of portfolio securities change in response to changing market rates of interest, principal prepayments, yield spreads and other factors.

An order to buy Investor Shares of the Portfolios is in proper form if it includes the name of the Portfolio, the dollar amount or number of Investor Shares you want to buy, and a completed Account Information Form (initial purchases). An order to sell Investor Shares of the Portfolios is in proper form if it contains your name(s) and signature(s) (and any required signature guarantees as described below under “How to Sell Investor Shares—What Else Do I Need To Know About Redemptions”), your account number, the name of the Portfolio, the dollar amount or number of shares you want to sell, instructions on how and where to send the proceeds, and any supporting legal documentation that may be required.

General Valuation Policies

■
On any business day when the Bond Market Association (“BMA”) recommends that the securities markets close early, each Portfolio reserves the right to close at or prior to the BMA recommended closing time. If a Portfolio does so, it will cease granting same business day credit for purchase, redemption and exchange orders received after the Portfolio’s closing time and credit will be given to the next business day.

■	Each Portfolio reserves the right to advance the time by which purchase, redemption and exchange orders must be received for same business day credit as otherwise permitted by the SEC.

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■
The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were processed at a NAV other than a Portfolio’s official closing NAV that is subsequently adjusted, and to recover amounts from (or distribute amounts to) shareholders accordingly based on the official closing NAV.

If an event that affects the value of a security occurs after the publication of market quotations used by the Portfolios to price their securities but before the close of trading on the NYSE, the Fund in its discretion and consistent with applicable regulatory guidance may determine whether to make an adjustment in light of the nature and significance of the event.

Note: The time at which transactions and Investor Shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. New York time. In the event the NYSE does not open for business because of an emergency, as determined by the SEC, the Fund may, but is not required to, open one or more Portfolios for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Portfolio is open for business during an emergency situation, please call 1-800-342-5828 or 1-800-CFS-5678.
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HOW TO SELL INVESTOR SHARES

How Can I Sell Investor Shares of the Portfolios?

You may arrange to take money out of your account by selling (redeeming) some or all of your Investor Shares. Generally, the Portfolios will redeem your Investor Shares without charge upon request on any business day at their next determined NAV after receipt of such request in proper form. Redemptions may be requested in writing or by telephone.

Instructions for Redemptions:
By Writing:	■ Write a letter of instruction that includes:
■ Your name(s) and signature(s)
■ Your account number
■ The Portfolio name
■ The dollar amount or number of Investor Shares you want to sell
■ How and where to send the proceeds
■ Mail the request to:
Trust for Credit Unions
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
By Telephone:	If you have elected the telephone redemption and exchange privileges on your Account Information Form:
■ 1-800-342-5828
(9:00 a.m. to 5:00 p.m. New York time)

What Do I Need to Know about Telephone Redemption Requests?

The Portfolios, the Distributor, the Administrator, the Investment Adviser and the transfer agent will not be liable for any loss you may incur in the event that the Portfolios accept unauthorized telephone redemption requests that the Portfolios reasonably believe to be genuine. In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Fund Services employs reasonable procedures specified by the Portfolios to confirm that such instructions are genuine. If reasonable procedures are not employed, a Portfolio may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

■	All telephone requests are recorded.
■
Proceeds of telephone redemptions will be wired directly to the credit union, corporate credit union or other domestic depository account designated on the Account Information Form unless you provide written instructions signed by an authorized person designated on the Account Information Form indicating another credit union, or other depository accounts.

■	The telephone redemption option may be modified or terminated at any time.

Note: It may be difficult to make telephone redemptions in times of drastic economic or market conditions.

How are Redemption Proceeds Paid?

You may arrange for your redemption proceeds to be wired as federal funds to the credit union, corporate credit union or other domestic depository institution designated on your Account Information Form. Redemption proceeds may not be wired to third parties.
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If a redemption request is received by Fund Services by 4:00 p.m. New York time, the proceeds are ordinarily wired on the next business day. Investor Shares to be redeemed earn income with respect to the day the request is received. Also, Investor Shares redeemed on a day immediately preceding a weekend or holiday continue to earn income until the next business day.

What Else Do I Need to Know about Redemptions?

■
If its authorized signature is guaranteed, a shareholder may change the designated credit union, corporate credit union or other domestic depository account upon written notice to Fund Services. A signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. Additional documentation regarding any such change or regarding a redemption by any means may be required when deemed appropriate, and the request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

■
The right of a shareholder to redeem Investor Shares and the date of payment by a Portfolio may be suspended for more than seven days for any period during which the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC; or during any emergency, as determined by the SEC; or for such other period as the SEC may by order permit for the protection of shareholders of the Portfolio.

■
Investor Shares may be redeemed by a Portfolio if the Trustees determine in their sole discretion that failure to redeem such Investor Shares may have materially adverse consequences to the shareholders of the Portfolio. Because the Portfolios are offered solely to state and federally chartered credit unions, and to avoid the potential for adverse tax or other consequences to its shareholders, the Portfolios may redeem Investor Shares that are owned at any time by any shareholder that is not a credit union (including a shareholder that was a credit union at the time of purchase but thereafter ceases to be a credit union).

■	It is expected that payment of redemption proceeds will be made from uninvested cash or short-term investments or proceeds from the sale of portfolio securities.
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Can I Exchange My Investment from One Portfolio to Another?

You may exchange Investor Shares of each Portfolio at NAV for Investor Shares of the other Portfolio of the Trust. The exchange privilege may be materially modified or withdrawn at any time upon 60 days’ written notice to you.

Instructions for Exchanging Shares:
By Writing:	■ Write a letter of instruction that includes:
■ Your name(s) and signature(s)
■ Your account number
■ The Portfolio name
■ The dollar amount or number of Investor Shares to be exchanged
■ Mail the request to:
Trust for Credit Unions
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
By Telephone:	If you have elected the telephone redemption and exchange privileges on your Account Information Form:
■ 1-800-342-5828
(9:00 a.m. to 5:00 p.m. New York time)

You should keep in mind the following factors when making or considering an exchange:

■	You should read the Prospectus before making an exchange.
■	Exchanges are available only in states where exchanges may be legally made.
■	It may be difficult to make telephone exchanges in times of drastic economic or market conditions.
■
Fund Services may use reasonable procedures described under “What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.

■	Telephone exchanges normally will be made only to an identically registered account.
■	The Portfolios reserve the right to reject any exchange request.

What Types of Reports Will I Be Sent Regarding Investments in the Portfolios?

You will receive an annual report containing audited financial statements and a semi-annual report. All shareholders will be provided with an individual monthly statement for each Portfolio showing each transaction for the reported month. Shareholders of the Portfolios will also be provided with a printed confirmation for each transaction in their accounts.

DISTRIBUTION AND SERVICE FEES

What Are the Distribution and Service Fees Paid by the Fund’s Investor Shares?

Investor Shares of the Portfolios can pay distribution and/or administrative support service (12b-1) fees at an annual rate of up to 0.25% of each Portfolio’s Investor Share assets.  The Portfolios do not intend to pay more than 0.03% in distribution and/or administrative support service fees through August 31, 2019.  After such date, the Board of Trustees may determine to increase the amount of such fees without a vote of the Portfolios’ shareholders.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act that allows each Portfolio to pay fees from its Investor Share assets for selling and distributing Investor Shares and/or for administrative support services provided to shareholders.  Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.
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RESTRICTIONS ON EXCESSIVE TRADING PRACTICES

Policies and Procedures on Excessive Trading Practices. In accordance with the policies and procedures adopted by the Board of Trustees, the Trust does not permit market timing or other excessive trading practices in the Portfolios. Purchases and exchanges by investors in the Portfolios should be made for investment purposes that are consistent with the investment policies and practices of the respective Portfolios. Excessive, short-term (market timing) trading practices may disrupt portfolio management strategies, harm fund performance and negatively impact longer-term shareholders.

The Trust recognizes that the investments held by the Portfolios are less susceptible to market timing and other excessive trading practices than certain other types of portfolios, and may be appropriately used by shareholders for relatively shorter-term investment purposes. Accordingly, the deterrent practices discussed below that will apply to a particular Portfolio will depend, in part, on an assessment of the potential risk that market timing practices and other excessive trading practices pose to that Portfolio. Similarly, the monitoring criteria and frequency, thresholds for review and intervention trigger points set by the Fund acting through its Chief Compliance Officer to identify, monitor and prevent abusive short-term trading will also depend, in part, on such assessment.

The Trust reserves the right to reject or restrict purchase or exchange requests from any investor. The Trust will not be liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Trust and its shareholders, the Trust will exercise this right if, in the Trust’s judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Trust, has been or may be disruptive to a Portfolio. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together. No waivers of the provisions of the policies and procedures established to detect and deter market timing and other excessive trading activity are permitted that would harm the Trust or its shareholders or would subordinate the interests of the Trust or its shareholders to those of ALM First or any of ALM First’s affiliates.

TAXATION

TAXATION OF SHAREHOLDERS

If state and federally chartered credit unions meet all requirements of Section 501(c)(14)(A) of the Code, and all rules and regulations thereunder, they will be exempt from federal income taxation on any income, dividends or capital gains realized as the result of purchasing, holding, exchanging or redeeming shares of the Portfolios.

FEDERAL TAXATION OF THE PORTFOLIOS

The Trust intends that each of its Portfolios will qualify for the special tax treatment afforded to regulated investment companies under Subchapter M of Subtitle A, Chapter 1, of the Code. Each Portfolio is treated as a separate corporation for federal tax purposes and generally must comply with the qualification and other requirements applicable to regulated investment companies, without regard to the Trust’s other Portfolios. If a Portfolio otherwise complies with such provisions, then in any taxable year for which it distributes at least 90% of its investment company taxable income determined for federal income tax purposes (before any deduction for dividends paid), the Portfolio will be relieved of federal income tax on the amounts distributed. The Portfolios intend to distribute to their shareholders substantially all of each Portfolio’s net investment company taxable income and net capital gain.

The Code will impose a 4% excise tax if a Portfolio fails to meet certain requirements with respect to distributions of net ordinary income and capital gain net income. It is not anticipated that this provision will have any material impact on the Portfolios or their shareholders.

If for any taxable year a Portfolio does not qualify as a regulated investment company, all of its taxable income will be taxed to such Portfolio at the appropriate corporate rate without any reduction for distributions made to shareholders.
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The foregoing discussion of tax consequences is based on federal tax laws and regulations in effect on the date of this Prospectus, which are subject to change by legislative or administrative action. You should also consult your own tax adviser for information regarding all tax consequences applicable to your investments in the Portfolios.

More information about taxes is included in the SAI.
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Appendix A

Additional Information on Portfolio Risks, Securities and Techniques

A. General Portfolio Risks

Risks of Fixed Income Securities. The Portfolios will be subject to the risks associated with fixed-income securities. These risks include interest rate risk, credit risk and call/extension risk. In general, interest rate risk involves the risk that, when interest rates decline, the market value of fixed-income securities tends to increase (although many mortgage-related securities will have less potential than other debt securities for capital appreciation during periods of declining rates). Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that the issuer could default on its obligations, and a Portfolio will not recover its investment. Call risk and extension risk are normally present in adjustable rate mortgage loans (“ARMs”) and mortgage-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease. In either case, a change in the prepayment rate can result in losses to investors. The same would be true of asset-backed securities, such as securities backed by auto loans.

Risks of Mortgage-Related Investments. Mortgage-related securities are particularly exposed to call and extension risks. Small changes in mortgage prepayments can significantly impact the cash flow and the market value of these securities. In general, the risk of faster than anticipated prepayments adversely affects super floaters and premium priced mortgage-related securities. The risk of slower than anticipated prepayments generally adversely affects floating-rate securities subject to interest rate caps, support tranches and discount priced mortgage-related securities. In addition, particular securities may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

Some floating-rate debt securities can present more complex types of derivative and interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to lower prices in the event of an unfavorable change in the spread between two designated interest rates.

Risks of Illiquid Securities. The Portfolios may invest up to 15% of their net assets in illiquid securities, which cannot be disposed of in seven calendar days in the ordinary course of business at fair value. Illiquid securities include:

■	Securities that are not readily marketable
■	Repurchase agreements, federal funds loans and fixed time deposits with a notice or demand period of more than seven days
■
Loan participations of foreign governments or their agencies that are guaranteed as to principal and interest by the U.S. government or its agencies, instrumentalities or sponsored enterprises where a substantial secondary market is absent

■
If permissible for a Portfolio, certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because, for example, it is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”) and, therefore, is liquid

Investing in restricted securities may decrease a Portfolio’s liquidity to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.
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Portfolio Turnover Rate. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Portfolio. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Portfolio and its shareholders. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Portfolio’s portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. See “Financial Highlights” in Appendix B for a statement of the historical portfolio turnover rates of the Ultra-Short Duration Portfolio and the Short Duration Portfolio.

Investment Criteria. If, after purchase by a Portfolio, an investment ceases to meet the investment criteria stated in this Prospectus, the Investment Adviser will consider whether the Portfolio should continue to hold the investment. Investments purchased under NCUA rules and regulations that are superseded following the purchase of the investment by the Portfolio will be governed by the NCUA rules and regulations in effect when purchased to the extent permitted by such rules and regulations, and the Portfolios may continue to hold such investments after that date subject to compliance with the NCUA rules and regulations.

B.  Portfolio Securities and Techniques

This section provides further information on certain types of securities and investment techniques that may be used by the Portfolios, including their associated risks. Additional information is provided in the Statement of Additional Information, which is available upon request or on the Fund’s website. Among other things, the Statement of Additional Information describes certain fundamental investment restrictions that cannot be changed without shareholder approval. You should note, however, that all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval.

U.S. Government Securities. U.S. Government Securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises. U.S. Government Securities may be supported by (a) the full faith and credit of the U.S. Treasury; (b) the ability of the issuer to borrow from the U.S. Treasury; (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuing agency, instrumentality or sponsored enterprise. U.S. Treasury obligations include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury that are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”).

U.S. Government Securities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; and (b) participations in loans made to foreign governments or their agencies that are so guaranteed as to principal and interest. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay principal or interest when due or will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Additionally, Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.
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Custodial Receipts. Interests in U.S. Government Securities may be purchased in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities or authorities. For certain securities law purposes, custodial receipts are not considered obligations of the U.S. government.

Mortgage-Related Securities. Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgage-related securities in which the Portfolios may invest can be backed by either fixed rate mortgage loans or adjustable rate mortgage loans, and must be issued by a governmental entity.

Mortgage-related securities may include multiple class securities, including collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduit (“REMIC”) pass-through or participation certificates. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other mortgage-related securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In many cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. Sometimes, however, CMO classes are “parallel pay,” i.e., payments of principal are made to two or more classes concurrently. CMOs may exhibit more or less price volatility and interest rate risk than other types of mortgage-related obligations, and under certain interest rate and payment scenarios, a Portfolio may fail to recoup fully its investment in certain of these securities regardless of their credit quality.

The Portfolios may invest in exchangeable collateralized mortgage obligations (“exchangeable CMOs”) representing beneficial ownership interests in one or more interest-only classes of a CMO (“IO CMOs”) or principal-only classes of a CMO (“PO CMOs”) if certain requirements prescribed by NCUA rules and regulations are satisfied. Otherwise, the Portfolios may not invest in stripped mortgage-backed securities (“SMBS”) or securities that represent interests in SMBS.

To the extent a Portfolio concentrates its investments in pools of mortgage-related securities sponsored by the same sponsor or serviced by the same servicer, it may be subject to additional risks. Servicers of mortgage-related pools collect payments on the underlying mortgage assets for pass-through to the pool on a periodic basis. Upon insolvency of the servicer, the pool may be at risk with respect to collections received by the servicer but not yet delivered to the pool.

Mortgage-related securities and other asset-backed securities are increasingly subject to liquidity constraints, price volatility, credit downgrades and unexpected increases in default rates, and therefore may be more difficult to value and more difficult to dispose of than previously.  Any of these events may have an adverse impact on a Portfolio to the extent it invests in mortgage-related or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Inverse Floating Rate Securities. The Portfolios may, to the extent permitted by the NCUA, invest in leveraged inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

Zero Coupon Securities. Each Portfolio may purchase zero coupon securities which are U.S. Government Securities and do not have maturity dates of more than ten years from the settlement date. Zero coupon securities are issued at a discount from their face value because interest payments are typically postponed until maturity. The market prices of these securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality.
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Mortgage Dollar Rolls. The Portfolios may enter into mortgage dollar rolls. A mortgage dollar roll involves the sale by a Portfolio of securities for delivery in the current month. The Portfolio simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Portfolio loses the right to receive principal and interest paid on the securities sold. However, the Portfolio benefits to the extent of any difference between (a) the price received for the securities sold and (b) the lower forward price for the future purchase and/or fee income plus the interest earned on the cash proceeds of the securities sold. Unless the benefits of a mortgage dollar roll exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the roll, the use of this technique will diminish the Portfolio’s performance.

The benefits derived from the use of mortgage dollar rolls may depend upon the Investment Adviser’s ability to correctly predict mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. The Portfolios do not currently intend to enter into mortgage dollar rolls for financing and do not treat them as borrowings.

When-Issued Securities. Pursuant to NCUA rules and regulations, the Portfolios may purchase and sell securities in transactions that provide for their delivery by regular-way settlement. Regular-way settlement means that delivery of a security from a seller to a buyer is to be made within the time frame that the securities industry has established for that type of security.

In addition to purchasing and selling securities that have already been issued, the Portfolios may purchase or sell securities in when-issued transactions including TBA (“To Be Announced”) securities. In these transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities in order to secure what is considered to be an advantageous yield or price.

Like other transactions, the purchase of securities on a when-issued basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of when-issued securities involves the risk that the value of the securities sold may increase before the settlement date. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular-way. When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract. Although the Portfolios will generally purchase securities on a when-issued basis with the intention of acquiring the securities, a Portfolio may dispose of the securities prior to settlement if the Investment Adviser deems it appropriate.

Lending of Portfolio Securities. The Portfolios may seek to increase their income by lending portfolio securities to institutions, such as banks and broker-dealers. The borrowers are required to secure their loans continuously with cash, cash equivalents or U.S. Government Securities in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. To the extent that cash collateral is so invested in other investment securities, such collateral will be subject to market depreciation or appreciation and a Portfolio will be responsible for any loss that might result from its investment of the borrowers’ collateral. Any investments purchased with the cash (as well as other cash received in connection with the loan) must be permissible for federally chartered credit unions and must mature no later than the maturity of the transaction. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 5% of the value of the net assets of a Portfolio (including the loan collateral). A Portfolio may experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Portfolio or becomes insolvent.

Repurchase Agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. Each Portfolio may enter into repurchase agreements with securities dealers and banks that furnish collateral at least equal in value or market price to the amount of its repurchase obligation.
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If the other party or “seller” defaults or becomes insolvent, a Portfolio might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Portfolio are less than the repurchase price and the Portfolio’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Portfolio could suffer additional losses if a court determines that the Portfolio’s interest in the collateral is not enforceable.

A repurchase agreement may permit each Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the repurchase agreement with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the repurchase agreement counterparty’s bankruptcy or insolvency. Pursuant to the terms of the repurchase agreement, a Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the repurchase agreement counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

Master Repurchase Agreements (“MRAs”) permit each Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

The Portfolios, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Other Investment Companies. The Short Duration Portfolio may invest in securities of other investment companies subject to the limitations prescribed by the 1940 Act. These limitations generally include a prohibition on the Portfolio acquiring more than 3% of the voting securities of any other investment company, and a prohibition on investing more than 5% of the Portfolio’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. The Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have investment objectives, policies and/or restrictions that limit their investments to those authorized for federally chartered credit unions. Pursuant to an exemptive order obtained from the SEC, other investment companies in which the Portfolio may invest include money market funds for which the Investment Adviser or any of its affiliates serve as investment adviser, administrator or distributor.

Bank Obligations. The Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by U.S. or foreign banks with total assets exceeding $1 billion but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder. Bank obligations may include certificates of deposit, bankers’ acceptances, bank notes, deposit notes, and other obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Obligations of foreign branches of U.S. banks include fixed time deposits. Generally, fixed time deposits are not payable until maturity, but may permit early withdrawal subject to penalties which vary depending upon market conditions and the remaining maturity of the obligations.

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The activities of U.S. and most foreign banks are subject to extensive but different government regulations which may limit both the amount and types of loans that may be made and the interest rates that may be charged.  In addition, the profitability of the banking industry is largely dependent upon the availability and costs of funds for the purpose of financing lending operations under prevailing money market conditions.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties play an important part in the operation of this industry.

Obligations of foreign branches of U.S. banks involve investment risks in addition to those of domestic obligations of domestic issuers, including the possibility that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable domestic obligations of domestic issuers, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations or that deposits may be seized or nationalized.

Federal Funds. The Portfolios may make unsecured loans of federal funds to U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks) to the extent permitted by the Federal Credit Union Act and the rules and regulations thereunder.

Federal funds are funds held by a regional Federal Reserve Bank for the account of a bank that is a member of such Federal Reserve Bank (a “Fed Member Bank”). A loan of federal funds is an unsecured loan to a Fed Member Bank at a negotiated interest rate for a negotiated time period, generally overnight, of federal funds. Loans of federal funds are not insured by the Federal Deposit Insurance Corporation. In the event the borrower of federal funds enters a bankruptcy or other insolvency proceeding, the Portfolios could experience delays and incur expenses in recovering cash. Further, the possibility exists that in such an instance, the borrowing institution may not be able to repay the loaned funds. Creditworthiness is, therefore, of particular importance given the unsecured nature of federal funds borrowings. The Portfolios will limit federal funds lending to those Fed Member Banks whose creditworthiness has been reviewed and found by the Investment Adviser to be comparable in quality to securities rated high quality by a Nationally Recognized Statistical Rating Organization (“NRSRO”).

Borrowing. The Portfolios may not borrow money, except as a temporary measure, and then only in amounts not exceeding one-third of the value of a Portfolio’s net assets.
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Appendix B
Financial Highlights

The financial highlights tables are intended to help you understand a Portfolio’s financial performance for the past five years (or the period since a particular class of shares commenced operations).  The financial highlights tables shown below reflect the financial performance of the Portfolio’s Investor Shares.  Certain information in the financial highlights tables reflects the financial results for a single Investor Share of each Portfolio.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in Investor Shares of a Portfolio (assuming reinvestment of all distributions).  This information has been audited by Tait, Weller & Baker LLP, whose report, along with the Portfolios’ financial statements, is included in the Portfolios’ 2018 annual report (available upon request without charge).

ULTRA-SHORT DURATION PORTFOLIO (formerly, the ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO)

	Year Ended August 31, 2018		Year Ended August 31, 2017		Year Ended August 31, 2016	Year Ended August 31, 2015		Year Ended August 31, 2014
Net Asset Value, Beginning of year	$9.47		$9.49		$9.53	$9.55		$9.58

Income from Investment Operations:
Net investment income(a)(b)	0.14		0.07		0.03	0.01		0.01
Net realized and unrealized gain (loss) on investment transactions	(0.06)		(0.01)		(0.02)	--		0.01

Total income from investment operations	0.08		0.06		0.01	0.01		0.02

Less Distributions from:
Investment income(b)	(0.15)		(0.08)		(0.05)	(0.03)		(0.05)

Total Distributions	(0.15)		(0.08)		(0.05)	(0.03)		(0.05)

Net Asset Value,
End of year	$9.40		$9.47		$9.49	$9.53		$9.55

Total Return(c)	0.86%		0.64%		0.08%	0.07%		0.19%

Ratios/Supplemental Data:
Net Assets at the end of year (in thousands)	$14,192		$14,291		$15,113	$20,164		$20,980
Ratio to average net assets:
Expenses net of expense reductions	0.43	%(d)	0.43	%(d)	0.44%	0.39	%(d)	0.39%
Expenses before expense reductions	0.44%		0.44%		0.44%	0.40%		0.39%
Net investment income net of expense reductions	1.48	%(d)	0.71	%(d)	0.33%	0.04	%(d)	0.14%
Net investment income before expense reductions	1.47%		0.70%		0.33%	0.04%		0.14%
Portfolio Turnover Rate	157%		123%		147%	196%		137%
(a)	Calculated based on average shares outstanding.
(b)
Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year.
(d)	During the year, certain fees were waived.

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SHORT DURATION PORTFOLIO

	Year Ended August 31, 2018		Year Ended August 31, 2017		Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net Asset Value, Beginning of year	$9.67		$9.72		$9.72	$9.74	$9.74

Income from Investment Operations:
Net investment income(a)(b)	0.15		0.09		0.06	0.04	0.03
Net realized and unrealized gain (loss) on investment transactions	(0.15)		(0.04)		0.01	(0.01)	0.02

Total income from investment operations	0.00		0.05		0.07	0.03	0.05

Less Distributions from:
Investment income(b)	(0.16)		(0.10)		(0.07)	(0.05)	(0.05)

Total Distributions	(0.16)		(0.10)		(0.07)	(0.05)	(0.05)

Net Asset Value,
End of year	$9.51		$9.67		$9.72	$9.72	$9.74

Total Return(c)	0.03%		0.52%		0.77%	0.34%	0.56%

Ratios/Supplemental Data:
Net Assets at the end of year (in thousands)	$22,082		$22,191		$23,385	$34,251	$32,286
Ratio to average net assets:
Expenses net of expense reductions	0.42	%(d)	0.43	%(d)	0.43%	0.39%	0.38%
Expenses before expense reductions	0.43%		0.44%		0.43%	0.39%	0.38%
Net investment income net of expense reductions	1.62	%(d)	0.93	%(d)	0.62%	0.37%	0.31%
Net investment income before expense reductions	1.61%		0.92%		0.62%	0.37%	0.31%
Portfolio Turnover Rate	196%		145%		131%	206%	157%

(a)	Calculated based on average shares outstanding.
(b)
Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year.
(d)	During the year, certain fees were waived.

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Index

2	Summary Sections
	2	Ultra-Short Duration Portfolio (formerly, the Ultra-Short Duration Government Portfolio)
	8	Short Duration Portfolio
14	Important Additional Information
15	Additional Information about the Portfolios’ Investment Objectives and Risks
17	Service Providers
19	Dividends
20	Shareholder Guide
	21	How to Buy Investor Shares
	24	How to Sell Investor Shares
	26	Distribution and Service Fees
	27	Restrictions on Excessive Trading Practices
27	Taxation
29	Appendix A
Additional Information on Portfolio Risks, Securities and Techniques
35	Appendix B
Financial Highlights
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Trust for Credit Unions
Prospectus

FOR MORE INFORMATION

Annual/Semi-Annual Report

Additional information about the Portfolios’ investments is available in the Funds ’ annual and semi-annual reports to shareholders. In the Funds ’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during the last fiscal year.

Statement of Additional Information

Additional information about the Portfolios and their policies is also available in the Portfolios’ Statement of Additional Information. The Statement of Additional Information is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Portfolios’ annual and semi-annual reports, and the Statement of Additional Information, are available free upon request by calling Trust for Credit Unions at 1-800-342-5828 or CFS at 1-800-237-5678. You can also access and download the annual and semi-annual reports, and the Statement of Additional Information, free of charge, at the Portfolios’ website, http://www.trustcu.com.

To obtain other information and for shareholder inquiries:

■ By telephone:	1-800-DIAL TCU (1-800-342-5828) or 1-800-CFS-5678 (1-800-237-5678)

■ By mail:	Trust for Credit Unions
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
or
Callahan Financial Services, Inc.
1001 Connecticut Avenue, NW - Suite 1001
Washington, D.C. 20036

■ On the internet:	SEC EDGAR database – http://www.sec.gov (text-only)
CFS – http://www.trustcu.com

Reports and other information about Trust for Credit Unions are available on the EDGAR database on the SEC’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request to the SEC’s e-mail address at publicinfo@sec.gov. This Prospectus is intended for use by state and federally chartered credit unions that are exempt from federal income taxation.

The Portfolios’ investment company registration number is 811-5407.

(TRUST LOGO)

Prospectus

Trust for Credit Unions

December 31, 2018

TRUST FOR CREDIT UNIONS

(GRAPHIC)	■ Ultra-Short Duration Portfolio (formerly, the Ultra-Short Duration Government Portfolio) TCU Shares (TCUUX)
■ Short Duration Portfolio TCU Shares (TCUDX)

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A PORTFOLIO IS NOT A CREDIT UNION DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE NATIONAL CREDIT UNION SHARE INSURANCE FUND, THE NATIONAL CREDIT UNION ADMINISTRATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A PORTFOLIO INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

(TRUST LOGO)

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

ULTRA-SHORT DURATION PORTFOLIO (formerly, the Ultra-Short Duration Government Portfolio) – SUMMARY SECTION

Investment Objective

The Ultra-Short Duration Portfolio seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold TCU Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases		None
Maximum Deferred Sales Charge (Load)		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		None
Redemption Fees		None
Exchange Fees		None
Maximum Account Fee		None

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees		0.10%
Other Expenses (1)		0.25%
Administration Fees	0.05%
Other Operating Expenses	0.20%
Total Annual Portfolio Operating Expenses		0.35%(1)
(1)  Expenses have been restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in TCU Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses for TCU Shares of the Portfolio remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was 157% of the average value of its portfolio.

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Principal Investment Strategies

In seeking to achieve its investment objective, the Portfolio will only invest in obligations that are authorized by the Federal Credit Union Act and the rules and regulations thereunder.

Investments: The Portfolio, under normal circumstances, invests substantially all of its assets (and at least 80%, measured at the time of purchase) in fixed-income securities consisting of the following:
■
Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and related custodial receipts

■	Repurchase agreements secured with obligations authorized by the Federal Credit Union Act
■
U.S. dollar denominated bank notes issued or guaranteed by banks with total assets exceeding $1 billion with weighted average maturities of less than 5 years, but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder.

The Portfolio expects that a substantial portion of its assets will be invested in mortgage-related securities. The Portfolio may also invest in non-U.S. government related securities, including bank notes and repurchase agreements secured by non-U.S. government related collateral. While there will be fluctuations in the net asset value (“NAV”) of the Portfolio, the Portfolio is expected to have less interest rate risk and asset value fluctuation than funds investing primarily in longer-term mortgage-backed securities paying a fixed rate of interest.

Portfolio Duration (under normal interest rate conditions):
The Portfolio’s target duration is approximately that of the ICE BofAML US 3-Month Treasury Bill Index and its maximum duration is that of a One-Year U.S. Treasury Security (the Portfolio’s duration approximates its price sensitivity to changes in interest rates).  Over the past ten years, the duration of the ICE BofAML US 3-Month Treasury Bill Index and a One-Year Treasury Security have been approximately 0.20 and 0.91, respectively.

Expected Approximate Interest Rate Sensitivity: Three-Month Treasury Bill

Benchmark: ICE BofAML US 3-Month Treasury Bill Index

Investment Adviser’s Investment Philosophy:

The Investment Adviser believes that:

■	A portfolio of fixed income securities with wide risk-adjusted spreads properly matched to the duration of the market has the potential to produce a total return in excess of the market return

■
The incremental return available from security selection, based on careful relative-value analysis and market research, has the potential to be significantly greater and more consistent than the incremental return from predicting the direction of interest rates

■
Within the investment grade fixed income market, the spread sectors have the potential to offer the greatest opportunity for excess return through security selection. The Portlfolio invests primarily in investment grade debt obligations of domestic issuers. Investment grade debt obligations are rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined by the Portfolio’s investment adviser to be of comparable quality.

■
A strong commitment to market research and experienced fixed income professionals has the opportunity to provide a better understanding of fixed income security relative value, with the goal being the identification of high credit quality investments that generate risk-adjusted returns in excess of the market return

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Principal Risks of Investing in the Portfolio

■
Call Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

■	Counterparty Risk—The risk that the other party to a transaction will not fulfill its contractual obligations.

■
Credit/Default Risk—The risk that an issuer or guarantor of fixed income securities held by the Portfolio may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.

■
Cybersecurity Risk—The risk of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

■
Extension Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.

■
Interest Rate Risk—The risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. If interest rates rise, the Portfolio’s yield may not increase proportionately. When interest rates rise, prices of debt securities generally decline.  The longer the duration of the Portfolio’s debt securities, the more sensitive they will be to interest rate changes (as a general rule, a 1% rise in interest rates means a 1% fall in value for ever year of duration).  Given that the Federal Reserve has ended its quantitative easing program and has begun to raise rates, the Portfolio may face a heightened level of interest rate risk.   A low interest rate environment poses additional risks to the Portfolio’s performance.

■
Large Shareholder Purchase and Redemption Risk—The risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

■
Liquidity Risk—The risk that the Portfolio may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. In October 2016, the Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the “1940 Act”), which mandates certain liquidity risk management practices for open-end funds, including the Portfolio, by 2018. The precise impact the rule will have on the Portfolio and on the open-end fund industry has not yet been determined, but any related changes may negatively affect the Portfolio’s expenses, yield and return potential.

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■	Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.

■
Market Risk— The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Price changes may be temporary or last for extended periods. The Portfolio’s investments may be overweighted from time to time in one or more industry sectors or countries, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors or countries.

■
Mortgage-Backed Securities Risk— Mortgage-related securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Portfolio to reinvest proceeds at lower prevailing interest rates).

■	Portfolio Turnover Rate Risk—A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders.

■
U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration (the “NCUA”) or any other governmental agency.

Performance

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of TCU Shares of the Portfolio from year to year for the last ten calendar years; and (b) the average annual total returns of TCU Shares of the Portfolio for the 1-year, 5-year, 10-year and since inception periods and how such returns compare to those of broad-based securities market indices. The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available and may be obtained on the Fund’s website at www.trustcu.com and/or by calling 1-800-342-5828 or 1-800-237-5678.

The Portfolio changed its investment strategy effective December 31, 2018.  Performance information for periods prior to December 31, 2018 does not reflect the current investment strategy.  In connection with the change in investment strategy, the Fund changed its name from the Ultra-Short Duration Government Portfolio to the Ultra-Short Duration Portfolio.  Prior to October 1, 2012, the Portfolio offered only one class of shares, which have been redesignated TCU Shares. Effective April 17, 2017, the Portfolio engaged a new investment adviser. Returns for periods prior to April 17, 2017, reflect the management of the Portfolio by the previous investment adviser.

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TOTAL RETURN	CALENDAR YEAR
The total return for the 9-month period ended September 30, 2018 was 0.84%.
Best Quarter : Q4 2008 1.75%
Worst Quarter: Q2 2013 -0.21%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2017	1 Year	5 Years	10 Years	Life of Portfolio
Ultra-Short Duration Portfolio (formerly, the Ultra-Short Duration Government Portfolio) (Inception 7/10/91 – TCU Shares)	0.71%	0.20%	0.95%	2.73%
ICE BofAML US 3-Month Treasury Bill Index (1)	0.86%	0.27%	0.39%	2.71%(2)
Bloomberg Barclays Short (1-2 Year) Government Index (reflects no deduction for fees or expenses)	0.41%	0.47%	1.25%	3.46%(3)
ICE BofAML Six-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)	0.95%	0.43%	0.71%	2.98%(2)
ICE BofAML One-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)	0.57%	0.38%	0.90%	3.23%(2)
(1)	Effective December 31, 2018, the Portfolio added the ICE BofAML US 3-Month Treasury Bill Index as its primary benchmark to better reflect the current target duration and strategy of the Portfolio.
(2)	Since August 1, 1991.
(3)	Since December 1, 1992.

Investment Adviser

ALM First Financial Advisors, LLC (“ALM First”)

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Portfolio Managers

Robert Perry, Principal, ALM and Investment Strategy and Jason Haley, Managing Director, have managed the Portfolio since 2017.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to “Important Additional Information” on page 14 of this Prospectus.

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SHORT DURATION PORTFOLIO – SUMMARY SECTION

Investment Objective

The Short Duration Portfolio seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold TCU Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases		None
Maximum Deferred Sales Charge (Load)		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		None
Redemption Fees		None
Exchange Fees		None
Maximum Account Fee		None

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees		0.10%
Other Expenses (1)		0.25%
Administration Fees	0.05%
Other Operating Expenses	0.20%
Total Annual Portfolio Operating Expenses		0.35%(1)
(1)  Expenses have been restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in TCU Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses for TCU Shares of the Portfolio remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was 196% of the average value of its portfolio.

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Principal Investment Strategies

In seeking to achieve its investment objective, the Portfolio will only invest in obligations that are authorized by the Federal Credit Union Act and the rules and regulations thereunder.

During normal market conditions, the Portfolio intends to invest a substantial portion of its assets in mortgage-related securities that are securities issued or guaranteed as to the principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”). Mortgage-related securities held by the Portfolio may include both adjustable rate and fixed rate mortgage pass-through securities, collateralized mortgage obligations and other multiclass mortgage-related securities, as well as other securities that are collateralized by or represent direct or indirect interests in mortgage-related securities or mortgage loans.

The Portfolio may also invest in:
■	Other U.S. Government Securities and related custodial receipts
■	Repurchase agreements secured with obligations authorized by the Federal Credit Union Act
■
U.S. dollar denominated bank notes issued or guaranteed by banks with total assets exceeding $1 billion with weighted average maturities of less than 5 years, but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder.

The Portfolio will attempt, through the purchase of securities with short or negative durations, to limit the effect of interest rate fluctuations on the Portfolio’s NAV.

Portfolio Duration (under normal interest rate conditions):
The Portfolio’s target duration is equal to that of the ICE BofAML Two-Year U.S. Treasury Note Index and its maximum duration is that of a Three-Year U.S. Treasury Security (the Portfolio’s duration approximates its price sensitivity to changes in interest rates).  Over the past ten years, the duration of the ICE BofAML Two-Year U.S. Treasury Note Index and a Three-Year U.S. Treasury Security have been approximately 1.77 and 2.95, respectively.

Expected Approximate Interest Rate Sensitivity: Two-Year U.S. Treasury Note

Benchmark: The ICE BofAML Two-Year U.S. Treasury Note Index

Investment Adviser’s Investment Philosophy:

The Investment Advisor believes that:

■	A portfolio of fixed income securities with wide risk-adjusted spreads properly matched to the duration of the market has the potential to produce a total return in excess of the market return

■
The incremental return available from security selection, based on careful relative-value analysis and market research, has the potential to be significantly greater and more consistent than the incremental return from predicting the direction of interest rates

■
Within the investment grade fixed income market, the spread sectors have the potential to offer the greatest opportunity for excess return through security selection. The Portfolio invests primarily in investment grade debt obligations of domestic issuers. Investment grade debt obligations are rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined by the Portfolio’s investment adviser to be of comparable quality.

■
A strong commitment to market research and experienced fixed income professionals has the potential to provide a better understanding of fixed income security relative value, with the goal being the identification of high credit quality investments that generate risk-adjusted returns in excess of the market return

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Principal Risks of Investing in the Portfolio

■
Call Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

■	Counterparty Risk—The risk that the other party to a transaction will not fulfill its contractual obligations.

■
Credit/Default Risk—The risk that an issuer or guarantor of fixed income securities held by the Portfolio may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.

■
Cybersecurity Risk—The risk of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

■
Extension Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.

■
Interest Rate Risk—The risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. If interest rates rise, the Portfolio’s yield may not increase proportionately. When interest rates rise, prices of debt securities generally decline.  The longer the duration of the Portfolio’s debt securities, the more sensitive they will be to interest rate changes (as a general rule, a 1% rise in interest rates means a 1% fall in value for ever year of duration).  Given that the Federal Reserve has ended its quantitative easing program and has begun to raise rates, the Portfolio may face a heightened level of interest rate risk.   A low interest rate environment poses additional risks to the Portfolio’s performance.

■
Large Shareholder Purchase and Redemption Risk—The risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

■
Liquidity Risk—The risk that the Portfolio may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. In October 2016, the Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the “1940 Act”), which mandates certain liquidity risk management practices for open-end funds, including the Portfolio, by 2018. The precise impact the rule will have on the Portfolio and on the open-end fund industry has not yet been determined, but any related changes may negatively affect the Portfolio’s expenses, yield and return potential.

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■	Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.

■
Market Risk— The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Price changes may be temporary or last for extended periods. The Portfolio’s investments may be overweighted from time to time in one or more industry sectors or countries, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors or countries.

■
Mortgage-Backed Securities Risk—Mortgage-related securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Portfolio to reinvest proceeds at lower prevailing interest rates).

■	Portfolio Turnover Rate Risk—A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders.

■
U.S. Government Securities Risk— The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, NCUA or any other governmental agency.

Performance

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of TCU Shares of the Portfolio from year to year for the last ten calendar years; and (b) the average annual total returns of TCU Shares of the Portfolio for the 1-year, 5-year, 10-year and since inception periods and how such returns compare to those of broad-based securities market indices. The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available and may be obtained on the Fund’s website at www.trustcu.com and/or by calling 1-800-342-5828 or 1-800-237-5678.

Prior to October 1, 2012, the Portfolio offered only one class of shares, which have been redesignated as TCU Shares. Effective April 17, 2017, the Portfolio engaged a new investment adviser. Returns for periods prior to April 17, 2017, reflect the management of the Portfolio by the previous investment adviser.

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TOTAL RETURN	CALENDAR YEAR
The total return for the 9-month period ended September 30, 2018 was 0.16%.
Best Quarter: Q3 2009 1.89%
Worst Quarter: Q4 2016 -0.61%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2017	1 Year	5 Years	10 Years	Life of Portfolio*
Short Duration Portfolio (Inception 10/9/92)	0.87%	0.35%	1.40%	3.33%
ICE BofAMLTwo-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)	0.19%	0.46%	1.46%	3.51%
Bloomberg Barclays Capital Short (1-3 Yr) Government Index (reflects no deduction for fees or expenses)	0.45%	0.58%	1.53%	3.67% (1)

*
During the fiscal year ended August 31, 2004, one of the principal investment strategies of the Portfolio was revised to provide that the Portfolio intends to invest a substantial portion (formerly 80%) of its net assets in mortgage-related securities.

(1)	Since November 1, 1992.

Investment Adviser

ALM First Financial Advisors, LLC (“ALM First”)

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Portfolio Managers

Robert Perry, Principal, ALM and Investment Strategy and Jason Haley, Managing Director, have managed the Portfolio since 2017.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to “Important Additional Information” on page 14 of this Prospectus.

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IMPORTANT ADDITIONAL INFORMATION

Purchase and Sale of Portfolio Shares

The Portfolios are offered solely to state and federally chartered credit unions.

You may purchase or redeem (sell) TCU Shares of a Portfolio as follows:

By Writing:	Trust for Credit Unions
c/o U.S. Bancorp Fund Services, LLC (d/b/a U.S. Bank Global Fund Services (“Fund Services”))
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
By Telephone:	1-800-342-5828
(9:00 a.m. to 5:00 p.m. New York time)

There is no minimum for initial or subsequent investments, nor are minimum balances required.  Purchases of TCU Shares of a Portfolio may be made only by Federal Reserve wire on any business day, which is any day on which TCU Shares of the Portfolio are priced.  Federal Reserve wires should be sent as early as possible, but must be received in proper form before the end of the business day for a purchase order to be effective that day.

You may sell (redeem) some or all of your TCU Shares. Generally, the Portfolios will redeem your TCU Shares without charge upon request on any business day at their next determined NAV after receipt of such request in proper form. Redemptions may be requested in writing or by telephone.

You should be aware that if you redeem all of your TCU Shares of a Portfolio, you will no longer be eligible to purchase TCU Shares of that Portfolio.  Shareholders who have redeemed all of their TCU Shares of a Portfolio may purchase Investor Shares, another share class offered by the Portfolios.  Please see the Trust’s Investor Shares prospectus for more information.

Tax Information

The Portfolios intend to make distributions that may be treated as ordinary income or capital gains for federal income tax purposes.  However, if state and federally chartered credit unions meet all requirements of Section 501(c)(14)(A) of the Internal Revenue Code of 1986, as amended (the “Code”), and all rules and regulations thereunder, they will be exempt from federal income taxation on any income, dividends or capital gains realized as the result of purchasing, holding, exchanging or redeeming shares of the Portfolios.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase TCU Shares of a Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of a Portfolio’s TCU Shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend such Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
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ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT OBJECTIVES AND RISKS

The Ultra-Short Duration Portfolio (formerly, the Ultra-Short Duration Government Portfolio) and Short Duration Portfolio are portfolios (“Portfolios”) of Trust for Credit Unions (the “Trust” or “Fund”), an open-end, management investment company (commonly known as a mutual fund).  The investment objective of each Portfolio as stated in this Prospectus is fundamental and may be changed only with the approval of the holders of a majority of the outstanding shares of the affected Portfolio as described in the Statement of Additional Information (“SAI”).

THE FUNDS’ FIXED INCOME INVESTMENT PROCESS AND PHILOSOPHY

The Ultra-Short Duration Portfolio and the Short Duration Portfolio are managed to seek high levels of current income, consistent with low volatility of principal.

ALM First Financial Advisors, LLC (“ALM First” or the “Investment Adviser”) believes that a well-developed investment process has an investment philosophy and investment strategy. ALM First also believes developing a well-thought-out philosophy and strategy will provide a framework in which the portfolio manager can seek to earn greater returns on a risk-adjusted basis.

Investment Philosophy – The Investment Adviser believes that:

■	A portfolio of fixed income securities with wide risk-adjusted spreads properly matched to the duration of the market has the potential to produce a total return in excess of the market return

■
The incremental return available from security selection, based on careful relative-value analysis and market research, has the potential to be significantly greater and more consistent than the incremental return from predicting the direction of interest rates

■
Within the investment grade fixed income market, the spread sectors have the potential to offer the greatest opportunity for excess return through security selection. The Portfolios invest primarily in investment grade debt obligations of domestic issuers. Investment grade debt obligations are rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined by a Portfolio’s investment adviser to be of comparable quality.

■
A strong commitment to market research and experienced fixed income professionals has the potential to provide a better understanding of fixed income security relative value, with the goal being the identification of high credit quality investments that generate risk-adjusted returns in excess of the market return

Investment Strategy – The investment strategy is designed to generate a consistent and predictable return over the preferred benchmark.

■    Sector analysis
•	Portfolios typically overweight the “spread sectors” (Agency commercial and residential MBS, CMOs, Agency debentures and some asset-backed sectors)
•	Combinations of assets in these sectors have the potential to offer competitive risk-adjusted returns over alternative “market” portfolios

■    Security selection
•	Selecting individual bonds that have the potential to offer attractive risk-adjusted yields to alternative securities

■    Duration targeting and risk management
•	Significant “bets” on the direction of interest rates are not the focus
•	Keep the portfolio’s duration matched closely to the benchmark duration at all times

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OTHER INVESTMENT PRACTICES AND SECURITIES

The table below identifies some of the investment techniques that may (but are not required to) be used by the Portfolios in seeking to achieve their investment objectives. Each investment practice and technique is permitted by the 1940 Act and its regulations but will be utilized only to the extent permitted by NCUA rules and regulations. The table also highlights the differences among the Portfolios in their use of these techniques and other investment practices and investment securities. Numbers in this table show allowable usage only; for actual usage, consult the Portfolios’ annual/semi-annual reports. For more information, see Appendix A. The Fund publishes on its website (www.trustcu.com) month-end selected portfolio holdings information for the Portfolios, including but not limited to duration and sector allocation, subject to at least a ten calendar-day lag between the date of the information and the date on which the information is disclosed. This information will be available on the website until the date on which the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC. A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolios’ portfolio securities is available in the Fund’s SAI, which is available on the Fund’s website at www.trustcu.com.

• No specific percentage limitation on usage; limited only by the objectives and strategies of the Portfolio — Not permitted	Ultra-Short Duration Portfolio	Short Duration Portfolio
Investment Practices
Investment Company Securities	—	• (1)
Mortgage Dollar Rolls	•	•
Repurchase Agreements	•	•
Securities Lending	• (2)	• (2)
When-Issued Securities	•	•
Investment Securities
Bank Obligations (3)	•	•
Custodial Receipts	•	•
U.S. Government Securities	•	•
Inverse Floating Rate Securities	•	•
Federal Funds (4)	•	•
Mortgage-Related Securities
Adjustable Rate Mortgage Loans	•	•
Fixed Rate Mortgage Loans	•	•
Collateralized Mortgage Obligations	•	•
Government Mortgage-Related Securities	•	•
Multiple Class Mortgage-Related Securities	•	•

(1)
The Short Duration Portfolio may invest up to 10% of its total assets in the securities of other investment companies with policies limiting their investments to those authorized for federally chartered credit unions.

(2)	With respect to no more than 5% of net assets.
(3)	The Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by U.S. or foreign banks with total assets exceeding $1 billion.
(4)	The Portfolios may make unsecured loans of federal funds to U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks).
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ADDITIONAL INFORMATION REGARDING PRINCIPAL RISKS OF THE PORTFOLIOS

Loss of money is a risk of investing in each Portfolio. An investment in a Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the NCUA or any other governmental agency. The NAVs of the Portfolios will fluctuate, and may decline for extended periods, as a result of various factors, including, but not limited to, market and interest rate conditions and the amount of the distributions paid by the Portfolios. There is no assurance that the NAV of a Portfolio will return to its prior levels after a decline. Neither of the Portfolios should be relied upon as a complete investment program. There can be no assurance that a Portfolio will achieve its investment objective. More information about the portfolio securities and investment techniques of the Portfolios, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in each Portfolio’s Summary Section and in Appendix A. Both are important to your investment choice.

SERVICE PROVIDERS

INVESTMENT ADVISER

ALM First, 2911 Turtle Creek Boulevard, Suite 500, Dallas, Texas 75219, serves as the Fund’s investment adviser. ALM First is a strategic partner for depositories, offering an array of financial advisory services. ALM First is a Securities and Exchange Commission (“SEC”) registered investment adviser, with approximately $19 billion in investments under management.

The Investment Adviser provides day-to-day advice regarding the Portfolios’ transactions. The Investment Adviser also continually manages each Portfolio, including the purchase, retention and disposition of securities and other assets.

MANAGEMENT FEES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each Portfolio’s average daily net assets):
Portfolio(s)	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2018
Ultra-Short Duration and Short Duration	0.12% on first
	$250 million,
	0.10% on next
	$250 million,
	0.07% on remainder*	0.10%

*	Contractual rate is based on the aggregate average net assets of the Ultra-Short Duration and Short Duration Portfolios. Fees are charged on a pro rata basis between the Portfolios.

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s investment advisory agreement with ALM First is available in the Portfolios’ annual report for the fiscal year ended August 31, 2017.

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ADMINISTRATOR AND U.S. BANCORP FUND SERVICES, LLC

Callahan Credit Union Financial Services, LLLP (“CUFSLP”), a Delaware limited liability limited partnership in which 37 credit unions are limited partners, acts as the Administrator of the Portfolios.  CUFSLP’s address is 1001 Connecticut Avenue NW, Suite 1001, Washington, D.C. 20036.  In this capacity, CUFSLP periodically reviews the performance of the Investment Adviser, the transfer agent, the distributor and the custodian of the Portfolios; provides facilities, equipment and personnel to serve the needs of investors; develops and monitors investor programs for credit unions; provides assistance in connection with the processing of share purchase and redemption orders as reasonably requested by the transfer agent or the Portfolios; handles shareholder problems and calls relating to administrative matters; provides advice and assistance concerning the regulatory requirements applicable to credit unions that invest in the Portfolios; and provides other administrative services to the Portfolios.

The administration fee payable to CUFSLP is shown under “Portfolio Fees and Expenses” in each Portfolio’s Summary Section.

U.S. Bank Global Fund Services, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202, a subsidiary of U.S. Bank N.A., provides certain administrative, fund accounting and regulatory administration services to the Portfolios.

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202, a subsidiary of U.S. Bank N.A., serves as the Portfolios’ transfer agent and, as such, performs various shareholder servicing functions.

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DISTRIBUTOR

Callahan Financial Services, Inc. (“CFS” or the “Distributor”), 1001 Connecticut Avenue, NW, Suite 1001, Washington, D.C. 20036-5504, a Delaware corporation, serves as the distributor of shares of the Portfolios. CFS, a registered broker-dealer under the Securities Exchange Act of 1934, is an affiliate of Callahan & Associates, Inc., a corporation organized under the laws of the District of Columbia, founded in 1985.

PORTFOLIO MANAGERS

The portfolio managers for the Portfolios are:

Name and Title	Years Primarily Responsible	Five Year Employment History

Robert Perry	Since 2017
Mr. Perry joined ALM First in 2010 and has more than 27 years of experience in the banking and bank consulting business. He leads ALM First’s ALM and Investment Strategy Groups and is responsible for the development of asset liability and investment portfolio themes for the firm. Before joining ALM First, Mr. Perry previously served as Managing Director of the ALM and Investment Strategy division of DataTech Management and Chief Investment Officer for First Coastal Bank. Previously, Mr. Perry was a principal and Product Portfolio Manager at Smith Breeden Associates, Inc., where he managed Smith Breeden’s Enhanced Cash and Enhanced Equity strategies.

Jason Haley, Managing Director	Since 2017
Mr. Haley joined ALM First in 2008. He has more than 15 years of investment industry experience. Mr. Haley oversees ALM First’s Investment Management Group and is responsible for leading the investment process and investment theme development process for the firm, including management of ALM First’s model portfolio strategies. Prior to joining ALM First, Mr. Haley worked for Cantor Fitzgerald LP.

The SAI provides further information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Portfolios.

DIVIDENDS

Over the course of the fiscal year, dividends accrued and paid will constitute all or substantially all of the Portfolios’ net investment income (determined on a tax basis). The Portfolios intend that all net realized long-term and short-term capital gains (after taking into account any available capital loss carryovers) will be declared and paid as a dividend at least annually.

You may choose to have dividends paid in:

■	Cash
■	Additional TCU Shares of the same Portfolio

You may indicate your election on your Account Information Form. Any changes may be submitted in writing to Fund Services or CFS at any time before the record date for a particular dividend or distribution (If you do not indicate any choice, your dividends and distributions will be reinvested automatically in TCU Shares of the applicable Portfolio.). The election with respect to a Portfolio’s capital gains dividends, both short-term and long-term, may differ from such election with respect to such Portfolio’s monthly net investment income dividends.

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The election to reinvest dividends and distributions in additional shares will not affect the tax treatment of such dividends and distributions, which will be treated as received by you and then used to purchase the shares. At the time of your purchase of TCU Shares of either of the Portfolios, a portion of the per share NAV may be represented by undistributed income of the Portfolio or unrealized appreciation of the securities held by the Portfolio.

Dividends from net investment income and distributions from capital gains are declared and paid as follows:

	Investment Income Dividends		Capital Gains Distributions
Portfolio	Declared	Paid	Declared and Paid
Ultra-Short Duration	Daily	Monthly	Annually
Short Duration	Daily	Monthly	Annually

Pursuant to the provisions of the Code, each Portfolio intends to distribute substantially all of its net investment company taxable income each year. The amount of these income distributions to shareholders, which are calculated in accordance with relevant tax requirements, can often differ from the amount of a Portfolio’s net investment income for financial reporting purposes, which is calculated in accordance with generally accepted accounting principles.

From time to time, a portion of the Portfolios’ dividends may constitute a return of capital.

SHAREHOLDER GUIDE

The Fund is offered solely to state and federally chartered credit unions.  TCU Shares of each of the Portfolios are designed to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the NCUA rules and regulations and NCUA Letter Number 155. TCU Shares of the Fund, however, may or may not qualify as eligible investments for particular state chartered credit unions. The Fund encourages each state chartered credit union to consult qualified legal counsel concerning whether the Portfolios are permissible investments under the laws applicable to it.

The Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments in the Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

The following section will provide you with answers to some of the most often asked questions regarding buying and selling TCU Shares of the Portfolios. For more information about online access, please call 1-800-342-5828.

Purchases of TCU Shares of the Portfolios may be made only by Federal Reserve wire. There is no minimum for initial or subsequent investments nor are minimum balances required.

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HOW TO BUY TCU SHARES

Ultra-Short Duration Portfolio and Short Duration Portfolio

You may purchase TCU Shares of each of the Portfolios on any business day, which is any day on which TCU Shares of the Portfolios are priced, as described below in “How Are TCU Shares Priced?” at their NAV next determined after receipt of an order by wiring federal funds to U.S. Bank N.A. You may place a purchase order in writing or by telephone.

By Writing:	Trust for Credit Unions
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
By Telephone:	1-800-342-5828
(9:00 a.m. to 5:00 p.m. New York time)

Dividends will begin to accrue as follows:

■
If a purchase order is received by Fund Services by 4:00 p.m. New York time on a business day, TCU Shares will be issued and dividends will begin to accrue on the purchased Investor Shares on the next business day, provided that Fund Services receives the federal funds with respect to such order by such next business day.

■
If a purchase order is received by Fund Services after 4:00 p.m. New York time, TCU Shares will be issued and dividends will begin to accrue on the purchased TCU Shares on the second business day thereafter, provided that Fund Services receives the federal funds with respect to such order by such second business day.

Federal Reserve wires should be sent as early as possible, but must be received before the end of the applicable business day for a purchase order to be effective.

What Else Should I Know About Share Purchases?

The following generally applies to purchases of TCU Shares:

■
For your initial purchase of TCU Shares of the Portfolios, you should promptly complete an Account Information Form, and mail it to Trust for Credit Unions, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202 or Callahan Financial Services, Inc., 1001 Connecticut Avenue, NW, Suite 1001, Washington, D.C. 20036. You may not redeem TCU Shares prior to the Fund’s receipt of such Account Information Form.

■
ALM First and/or CFS may from time to time, at their own expense, provide compensation to certain dealers whose customers purchase significant amounts of TCU Shares of the Portfolios. The amount of such compensation may be made on a one-time and/or periodic basis and, in the case of ALM First, may be up to 14% of the annual fees that are earned by ALM First as Investment Adviser to the Portfolios (after adjustments) and are attributable to TCU Shares held by such customers. Such compensation does not represent an additional expense to the Portfolios or their shareholders, since it will be paid from the assets of ALM First, its affiliates or CFS.

The Portfolios and the Distributor reserve the right to:

■	Reject or restrict any purchase or exchange orders by a particular purchaser (or group of related purchasers) for any reason in their discretion.

Customer Identification Program.

Federal law requires the Portfolios to obtain, verify and record identifying information, which may include the name, business street address, taxpayer identification number or other identifying information, for certain investors who open an account with the Portfolios. Applications without the required information, or (where applicable) without an indication that a taxpayer identification number has been applied for, may not be accepted by the Portfolios. After accepting an application, to the extent permitted by applicable law or their customer identification program, the Portfolios reserve the right to (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Portfolios; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Portfolios are unable to verify an investor’s identity. The Portfolios and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares pursuant to the customer identification program.

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How Are TCU Shares Priced?

The price you pay or receive when you buy, sell or exchange TCU Shares is a Portfolio’s next-determined NAV for TCU Shares. The Fund calculates NAV for TCU Shares as follows:

(Value of Assets of the Portfolio Attributable to TCU Shares)
NAV =	- (Liabilities of the Portfolio Attributable to TCU Shares)
Number of Outstanding TCU Shares of the Portfolio

The investments of the Portfolios are valued based on market quotations, which may be furnished by a pricing service or provided by securities dealers. If accurate quotations are not readily available, the fair value of the Portfolios’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Portfolios’ Board of Trustees. Debt obligations with a remaining maturity of 60 days or less are valued at amortized cost.

■
NAV per share for TCU Shares is calculated by the accounting agent on each business day as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time) or such later time as the NYSE or NASDAQ market may officially close. This occurs after the determination, if any, of the income to be declared as a dividend. Shares will normally not be priced on any day the NYSE is closed.

■	When you buy TCU Shares, you pay the NAV next calculated after the Portfolios receive your order in proper form.

■	When you sell TCU Shares, you receive the NAV next calculated after the Portfolios receive your order in proper form.

■	NAV per share will fluctuate as the values of portfolio securities change in response to changing market rates of interest, principal prepayments, yield spreads and other factors.

An order to buy TCU Shares of the Portfolios is in proper form if it includes the name of the Portfolio, the dollar amount or number of TCU Shares you want to buy, and a completed Account Information Form (initial purchases). An order to sell TCU Shares of the Portfolios is in proper form if it contains your name(s) and signature(s) (and any required signature guarantees as described below under “How to Sell TCU Shares—What Else Do I Need To Know About Redemptions”), your account number, the name of the Portfolio, the dollar amount or number of shares you want to sell, instructions on how and where to send the proceeds, and any supporting legal documentation that may be required.

General Valuation Policies

■
On any business day when the Bond Market Association (“BMA”) recommends that the securities markets close early, each Portfolio reserves the right to close at or prior to the BMA recommended closing time. If a Portfolio does so, it will cease granting same business day credit for purchase, redemption and exchange orders received after the Portfolio’s closing time and credit will be given to the next business day.

■	Each Portfolio reserves the right to advance the time by which purchase, redemption and exchange orders must be received for same business day credit as otherwise permitted by the SEC.

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■
The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were processed at a NAV other than a Portfolio’s official closing NAV that is subsequently adjusted, and to recover amounts from (or distribute amounts to) shareholders accordingly based on the official closing NAV.

If an event that affects the value of a security occurs after the publication of market quotations used by the Portfolios to price their securities but before the close of trading on the NYSE, the Fund in its discretion and consistent with applicable regulatory guidance may determine whether to make an adjustment in light of the nature and significance of the event.

Note: The time at which transactions and TCU Shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. New York time. In the event the NYSE does not open for business because of an emergency, as determined by the SEC, the Fund may, but is not required to, open one or more Portfolios for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Portfolio is open for business during an emergency situation, please call 1-800-342-5828 or 1-800-CFS-5678.

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HOW TO SELL TCU SHARES

How Can I Sell TCU Shares of the Portfolios?

You may arrange to take money out of your account by selling (redeeming) some or all of your TCU Shares. Generally, the Portfolios will redeem your TCU Shares without charge upon request on any business day at their next determined NAV after receipt of such request in proper form. Redemptions may be requested in writing or by telephone.

Instructions for Redemptions:
By Writing:	■ Write a letter of instruction that includes:
■ Your name(s) and signature(s)
■ Your account number
■ The Portfolio name
■ The dollar amount or number of TCU Shares you want to sell
■ How and where to send the proceeds
■ Mail the request to:
Trust for Credit Unions
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
By Telephone:	If you have elected the telephone redemption and exchange privileges on your Account Information Form:
■ 1-800-342-5828
(9:00 a.m. to 5:00 p.m. New York time)

What Do I Need to Know about Telephone Redemption Requests?

The Portfolios, the Distributor, the Administrator, the Investment Adviser and the transfer agent will not be liable for any loss you may incur in the event that the Portfolios accept unauthorized telephone redemption requests that the Portfolios reasonably believe to be genuine. In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Fund Services employs reasonable procedures specified by the Portfolios to confirm that such instructions are genuine. If reasonable procedures are not employed, a Portfolio may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

■	All telephone requests are recorded.
■
Proceeds of telephone redemptions will be wired directly to the credit union, corporate credit union or other domestic depository account designated on the Account Information Form unless you provide written instructions signed by an authorized person designated on the Account Information Form indicating another credit union, or other depository accounts.

■	The telephone redemption option may be modified or terminated at any time.

Note: It may be difficult to make telephone redemptions in times of drastic economic or market conditions.

How are Redemption Proceeds Paid?

You may arrange for your redemption proceeds to be wired as federal funds to the credit union, corporate credit union or other domestic depository institution designated on your Account Information Form. Redemption proceeds may not be wired to third parties.

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If a redemption request is received by Fund Services by 4:00 p.m. New York time, the proceeds are ordinarily wired on the next business day. TCU Shares to be redeemed earn income with respect to the day the request is received. Also, TCU Shares redeemed on a day immediately preceding a weekend or holiday continue to earn income until the next business day.

What Else Do I Need to Know about Redemptions?

■
If its authorized signature is guaranteed, a shareholder may change the designated credit union, corporate credit union or other domestic depository account upon written notice to Fund Services. A signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. Additional documentation regarding any such change or regarding a redemption by any means may be required when deemed appropriate, and the request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

■
The right of a shareholder to redeem TCU Shares and the date of payment by a Portfolio may be suspended for more than seven days for any period during which the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC; or during any emergency, as determined by the SEC; or for such other period as the SEC may by order permit for the protection of shareholders of the Portfolio.

■
TCU Shares may be redeemed by a Portfolio if the Trustees determine in their sole discretion that failure to redeem such TCU Shares may have materially adverse consequences to the shareholders of the Portfolio. Because the Portfolios are offered solely to state and federally chartered credit unions, and to avoid the potential for adverse tax or other consequences to its shareholders, the Portfolios may redeem TCU Shares that are owned at any time by any shareholder that is not a credit union (including a shareholder that was a credit union at the time of purchase but thereafter ceases to be a credit union).

■	It is expected that payment of redemption proceeds will be made from uninvested cash or short-term investments or proceeds from the sale of portfolio securities.

■
You should be aware that if you redeem all of your TCU Shares of a Portfolio, you will no longer be eligible to purchase TCU Shares of that Portfolio.  Shareholders who have redeemed all of their TCU Shares of a Portfolio may purchase Investor Shares, another share class offered by the Portfolios.  Please see the Trust’s Investor Shares prospectus for more information.

Can I Exchange My Investment from One Portfolio to Another?

You may exchange TCU Shares of each Portfolio at NAV for TCU Shares of the other Portfolio of the Trust provided that you currently hold TCU Shares of each Portfolio involved in the exchange. The exchange privilege may be materially modified or withdrawn at any time upon 60 days’ written notice to you.

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Instructions for Exchanging Shares:
By Writing:	■ Write a letter of instruction that includes:
■ Your name(s) and signature(s)
■ Your account number
■ The Portfolio name
■ The dollar amount or number of TCU Shares to be exchanged
■ Mail the request to:
Trust for Credit Unions
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
By Telephone:	If you have elected the telephone redemption and exchange privileges on your Account Information Form:
■ 1-800-342-5828
(9:00 a.m. to 5:00 p.m. New York time)

You should keep in mind the following factors when making or considering an exchange:

■	You should read the Prospectus before making an exchange.
■	Exchanges are available only in states where exchanges may be legally made.
■	It may be difficult to make telephone exchanges in times of drastic economic or market conditions.
■
Fund Services may use reasonable procedures described under “What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.

■	Telephone exchanges normally will be made only to an identically registered account.
■	The Portfolios reserve the right to reject any exchange request.

What Types of Reports Will I Be Sent Regarding Investments in the Portfolios?

You will receive an annual report containing audited financial statements and a semi-annual report. All shareholders will be provided with an individual monthly statement for each Portfolio showing each transaction for the reported month. Shareholders of the Portfolios will also be provided with a printed confirmation for each transaction in their accounts.

RESTRICTIONS ON EXCESSIVE TRADING PRACTICES

Policies and Procedures on Excessive Trading Practices. In accordance with the policies and procedures adopted by the Board of Trustees, the Trust does not permit market timing or other excessive trading practices in the Portfolios. Purchases and exchanges by investors in the Portfolios should be made for investment purposes that are consistent with the investment policies and practices of the respective Portfolios. Excessive, short-term (market timing) trading practices may disrupt portfolio management strategies, harm fund performance and negatively impact longer-term shareholders.

The Trust recognizes that the investments held by the Portfolios are less susceptible to market timing and other excessive trading practices than certain other types of portfolios, and may be appropriately used by shareholders for relatively shorter-term investment purposes. Accordingly, the deterrent practices discussed below that will apply to a particular Portfolio will depend, in part, on an assessment of the potential risk that market timing practices and other excessive trading practices pose to that Portfolio. Similarly, the monitoring criteria and frequency, thresholds for review and intervention trigger points set by the Fund acting through its Chief Compliance Officer to identify, monitor and prevent abusive short-term trading will also depend, in part, on such assessment.

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The Trust reserves the right to reject or restrict purchase or exchange requests from any investor. The Trust will not be liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Trust and its shareholders, the Trust will exercise this right if, in the Trust’s judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Trust, has been or may be disruptive to a Portfolio. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together. No waivers of the provisions of the policies and procedures established to detect and deter market timing and other excessive trading activity are permitted that would harm the Trust or its shareholders or would subordinate the interests of the Trust or its shareholders to those of ALM First or any of ALM First’s affiliates.

TAXATION

TAXATION OF SHAREHOLDERS

If state and federally chartered credit unions meet all requirements of Section 501(c)(14)(A) of the Code, and all rules and regulations thereunder, they will be exempt from federal income taxation on any income, dividends or capital gains realized as the result of purchasing, holding, exchanging or redeeming shares of the Portfolios.

FEDERAL TAXATION OF THE PORTFOLIOS

The Trust intends that each of its Portfolios will qualify for the special tax treatment afforded to regulated investment companies under Subchapter M of Subtitle A, Chapter 1, of the Code. Each Portfolio is treated as a separate corporation for federal tax purposes and generally must comply with the qualification and other requirements applicable to regulated investment companies, without regard to the Trust’s other Portfolios. If a Portfolio otherwise complies with such provisions, then in any taxable year for which it distributes at least 90% of its investment company taxable income determined for federal income tax purposes (before any deduction for dividends paid), the Portfolio will be relieved of federal income tax on the amounts distributed. The Portfolios intend to distribute to their shareholders substantially all of each Portfolio’s net investment company taxable income and net capital gain.

The Code will impose a 4% excise tax if a Portfolio fails to meet certain requirements with respect to distributions of net ordinary income and capital gain net income. It is not anticipated that this provision will have any material impact on the Portfolios or their shareholders.

If for any taxable year a Portfolio does not qualify as a regulated investment company, all of its taxable income will be taxed to such Portfolio at the appropriate corporate rate without any reduction for distributions made to shareholders.

The foregoing discussion of tax consequences is based on federal tax laws and regulations in effect on the date of this Prospectus, which are subject to change by legislative or administrative action. You should also consult your own tax adviser for information regarding all tax consequences applicable to your investments in the Portfolios.

More information about taxes is included in the SAI.

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Appendix A

Additional Information on Portfolio Risks, Securities and Techniques

A. General Portfolio Risks

Risks of Fixed Income Securities. The Portfolios will be subject to the risks associated with fixed-income securities. These risks include interest rate risk, credit risk and call/extension risk. In general, interest rate risk involves the risk that, when interest rates decline, the market value of fixed-income securities tends to increase (although many mortgage-related securities will have less potential than other debt securities for capital appreciation during periods of declining rates). Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that the issuer could default on its obligations, and a Portfolio will not recover its investment. Call risk and extension risk are normally present in adjustable rate mortgage loans (“ARMs”) and mortgage-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease. In either case, a change in the prepayment rate can result in losses to investors. The same would be true of asset-backed securities, such as securities backed by auto loans.

Risks of Mortgage-Related Investments. Mortgage-related securities are particularly exposed to call and extension risks. Small changes in mortgage prepayments can significantly impact the cash flow and the market value of these securities. In general, the risk of faster than anticipated prepayments adversely affects super floaters and premium priced mortgage-related securities. The risk of slower than anticipated prepayments generally adversely affects floating-rate securities subject to interest rate caps, support tranches and discount priced mortgage-related securities. In addition, particular securities may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

Some floating-rate debt securities can present more complex types of derivative and interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to lower prices in the event of an unfavorable change in the spread between two designated interest rates.

Risks of Illiquid Securities. The Portfolios may invest up to 15% of their net assets in illiquid securities, which cannot be disposed of in seven calendar days in the ordinary course of business at fair value. Illiquid securities include:

■	Securities that are not readily marketable
■	Repurchase agreements, federal funds loans and fixed time deposits with a notice or demand period of more than seven days
■
Loan participations of foreign governments or their agencies that are guaranteed as to principal and interest by the U.S. government or its agencies, instrumentalities or sponsored enterprises where a substantial secondary market is absent

■
If permissible for a Portfolio, certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because, for example, it is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”) and, therefore, is liquid

Investing in restricted securities may decrease a Portfolio’s liquidity to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

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Portfolio Turnover Rate. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Portfolio. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Portfolio and its shareholders. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Portfolio’s portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. See “Financial Highlights” in Appendix B for a statement of the historical portfolio turnover rates of the Ultra-Short Duration Portfolio and the Short Duration Portfolio.

Investment Criteria. If, after purchase by a Portfolio, an investment ceases to meet the investment criteria stated in this Prospectus, the Investment Adviser will consider whether the Portfolio should continue to hold the investment. Investments purchased under NCUA rules and regulations that are superseded following the purchase of the investment by the Portfolio will be governed by the NCUA rules and regulations in effect when purchased to the extent permitted by such rules and regulations, and the Portfolios may continue to hold such investments after that date subject to compliance with the NCUA rules and regulations.

B.  Portfolio Securities and Techniques

This section provides further information on certain types of securities and investment techniques that may be used by the Portfolios, including their associated risks. Additional information is provided in the Statement of Additional Information, which is available upon request or on the Fund’s website. Among other things, the Statement of Additional Information describes certain fundamental investment restrictions that cannot be changed without shareholder approval. You should note, however, that all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval.

U.S. Government Securities. U.S. Government Securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises. U.S. Government Securities may be supported by (a) the full faith and credit of the U.S. Treasury; (b) the ability of the issuer to borrow from the U.S. Treasury; (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuing agency, instrumentality or sponsored enterprise. U.S. Treasury obligations include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury that are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”).

U.S. Government Securities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; and (b) participations in loans made to foreign governments or their agencies that are so guaranteed as to principal and interest. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay principal or interest when due or will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Additionally, Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

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Custodial Receipts. Interests in U.S. Government Securities may be purchased in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities or authorities. For certain securities law purposes, custodial receipts are not considered obligations of the U.S. government.

Mortgage-Related Securities. Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgage-related securities in which the Portfolios may invest can be backed by either fixed rate mortgage loans or adjustable rate mortgage loans, and must be issued by a governmental entity.

Mortgage-related securities may include multiple class securities, including collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduit (“REMIC”) pass-through or participation certificates. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other mortgage-related securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In many cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. Sometimes, however, CMO classes are “parallel pay,” i.e., payments of principal are made to two or more classes concurrently. CMOs may exhibit more or less price volatility and interest rate risk than other types of mortgage-related obligations, and under certain interest rate and payment scenarios, a Portfolio may fail to recoup fully its investment in certain of these securities regardless of their credit quality.

The Portfolios may invest in exchangeable collateralized mortgage obligations (“exchangeable CMOs”) representing beneficial ownership interests in one or more interest-only classes of a CMO (“IO CMOs”) or principal-only classes of a CMO (“PO CMOs”) if certain requirements prescribed by NCUA rules and regulations are satisfied. Otherwise, the Portfolios may not invest in stripped mortgage-backed securities (“SMBS”) or securities that represent interests in SMBS.

To the extent a Portfolio concentrates its investments in pools of mortgage-related securities sponsored by the same sponsor or serviced by the same servicer, it may be subject to additional risks. Servicers of mortgage-related pools collect payments on the underlying mortgage assets for pass-through to the pool on a periodic basis. Upon insolvency of the servicer, the pool may be at risk with respect to collections received by the servicer but not yet delivered to the pool.

Mortgage-related securities and other asset-backed securities are increasingly subject to liquidity constraints, price volatility, credit downgrades and unexpected increases in default rates, and therefore may be more difficult to value and more difficult to dispose of than previously.  Any of these events may have an adverse impact on a Portfolio to the extent it invests in mortgage-related or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Inverse Floating Rate Securities. The Portfolios may, to the extent permitted by the NCUA, invest in leveraged inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

Zero Coupon Securities. Each Portfolio may purchase zero coupon securities which are U.S. Government Securities and do not have maturity dates of more than ten years from the settlement date. Zero coupon securities are issued at a discount from their face value because interest payments are typically postponed until maturity. The market prices of these securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality.

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Mortgage Dollar Rolls. The Portfolios may enter into mortgage dollar rolls. A mortgage dollar roll involves the sale by a Portfolio of securities for delivery in the current month. The Portfolio simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Portfolio loses the right to receive principal and interest paid on the securities sold. However, the Portfolio benefits to the extent of any difference between (a) the price received for the securities sold and (b) the lower forward price for the future purchase and/or fee income plus the interest earned on the cash proceeds of the securities sold. Unless the benefits of a mortgage dollar roll exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the roll, the use of this technique will diminish the Portfolio’s performance.

The benefits derived from the use of mortgage dollar rolls may depend upon the Investment Adviser’s ability to correctly predict mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. The Portfolios do not currently intend to enter into mortgage dollar rolls for financing and do not treat them as borrowings.

When-Issued Securities. Pursuant to NCUA rules and regulations, the Portfolios may purchase and sell securities in transactions that provide for their delivery by regular-way settlement. Regular-way settlement means that delivery of a security from a seller to a buyer is to be made within the time frame that the securities industry has established for that type of security.

In addition to purchasing and selling securities that have already been issued, the Portfolios may purchase or sell securities in when-issued transactions including TBA (“To Be Announced”) securities. In these transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities in order to secure what is considered to be an advantageous yield or price.

Like other transactions, the purchase of securities on a when-issued basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of when-issued securities involves the risk that the value of the securities sold may increase before the settlement date. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular-way. When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract. Although the Portfolios will generally purchase securities on a when-issued basis with the intention of acquiring the securities, a Portfolio may dispose of the securities prior to settlement if the Investment Adviser deems it appropriate.

Lending of Portfolio Securities. The Portfolios may seek to increase their income by lending portfolio securities to institutions, such as banks and broker-dealers. The borrowers are required to secure their loans continuously with cash, cash equivalents or U.S. Government Securities in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. To the extent that cash collateral is so invested in other investment securities, such collateral will be subject to market depreciation or appreciation and a Portfolio will be responsible for any loss that might result from its investment of the borrowers’ collateral. Any investments purchased with the cash (as well as other cash received in connection with the loan) must be permissible for federally chartered credit unions and must mature no later than the maturity of the transaction. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 5% of the value of the net assets of a Portfolio (including the loan collateral). A Portfolio may experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Portfolio or becomes insolvent.

Repurchase Agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. Each Portfolio may enter into repurchase agreements with securities dealers and banks that furnish collateral at least equal in value or market price to the amount of its repurchase obligation.

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If the other party or “seller” defaults or becomes insolvent, a Portfolio might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Portfolio are less than the repurchase price and the Portfolio’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Portfolio could suffer additional losses if a court determines that the Portfolio’s interest in the collateral is not enforceable.

A repurchase agreement may permit each Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the repurchase agreement with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the repurchase agreement counterparty’s bankruptcy or insolvency. Pursuant to the terms of the repurchase agreement, a Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the repurchase agreement counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

Master Repurchase Agreements (“MRAs”) permit each Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

The Portfolios, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Other Investment Companies. The Short Duration Portfolio may invest in securities of other investment companies subject to the limitations prescribed by the 1940 Act. These limitations generally include a prohibition on the Portfolio acquiring more than 3% of the voting securities of any other investment company, and a prohibition on investing more than 5% of the Portfolio’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. The Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have investment objectives, policies and/or restrictions that limit their investments to those authorized for federally chartered credit unions. Pursuant to an exemptive order obtained from the SEC, other investment companies in which the Portfolio may invest include money market funds for which the Investment Adviser or any of its affiliates serve as investment adviser, administrator or distributor.

Bank Obligations. The Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by U.S. or foreign banks with total assets exceeding $1 billion but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder. Bank obligations may include certificates of deposit, bankers’ acceptances, bank notes, deposit notes, and other obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Obligations of foreign branches of U.S. banks include fixed time deposits. Generally, fixed time deposits are not payable until maturity, but may permit early withdrawal subject to penalties which vary depending upon market conditions and the remaining maturity of the obligations.

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The activities of U.S. and most foreign banks are subject to extensive but different government regulations which may limit both the amount and types of loans that may be made and the interest rates that may be charged.  In addition, the profitability of the banking industry is largely dependent upon the availability and costs of funds for the purpose of financing lending operations under prevailing money market conditions.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties play an important part in the operation of this industry.

Obligations of foreign branches of U.S. banks involve investment risks in addition to those of domestic obligations of domestic issuers, including the possibility that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable domestic obligations of domestic issuers, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations or that deposits may be seized or nationalized.

Federal Funds. The Portfolios may make unsecured loans of federal funds to U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks) to the extent permitted by the Federal Credit Union Act and the rules and regulations thereunder.

Federal funds are funds held by a regional Federal Reserve Bank for the account of a bank that is a member of such Federal Reserve Bank (a “Fed Member Bank”). A loan of federal funds is an unsecured loan to a Fed Member Bank at a negotiated interest rate for a negotiated time period, generally overnight, of federal funds. Loans of federal funds are not insured by the Federal Deposit Insurance Corporation. In the event the borrower of federal funds enters a bankruptcy or other insolvency proceeding, the Portfolios could experience delays and incur expenses in recovering cash. Further, the possibility exists that in such an instance, the borrowing institution may not be able to repay the loaned funds. Creditworthiness is, therefore, of particular importance given the unsecured nature of federal funds borrowings. The Portfolios will limit federal funds lending to those Fed Member Banks whose creditworthiness has been reviewed and found by the Investment Adviser to be comparable in quality to securities rated high quality by a Nationally Recognized Statistical Rating Organization (“NRSRO”).

Borrowing. The Portfolios may not borrow money, except as a temporary measure, and then only in amounts not exceeding one-third of the value of a Portfolio’s net assets.

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Appendix B
Financial Highlights

The financial highlights tables are intended to help you understand a Portfolio’s financial performance for the past five years.  The financial highlights tables shown below reflect the financial performance of the Portfolio’s TCU Shares.  Certain information in the financial highlights tables reflects the financial results for a single TCU Share of each Portfolio.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in TCU Shares of a Portfolio (assuming reinvestment of all distributions).  This information has been audited by Tait, Weller & Baker LLP, whose report, along with the Portfolios’ financial statements, is included in the Portfolios’ 2018 annual report (available upon request without charge).

ULTRA-SHORT DURATION PORTFOLIO (formerly, the ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO)

	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net Asset Value, Beginning of year	$9.47	$9.49	$9.53	$9.55	$9.58

Income from Investment Operations:
Net investment income(a)(b)	0.14	0.07	0.03	0.01	0.02
Net realized and unrealized gain on investment transactions	(0.06)	(0.01)	(0.02)	--	--

Total income from investment operations	0.08	0.06	0.01	0.01	0.02

Less Distributions from:
Investment income(b)	(0.15)	(0.08)	(0.05)	(0.03)	(0.05)

Total Distributions	(0.15)	(0.08)	(0.05)	(0.03)	(0.05)

Net Asset Value,
End of year	$9.40	$9.47	$9.49	$9.53	$9.55

Total Return(c)	0.89%	0.68%	0.11%	0.10%	0.22%
Ratios/Supplemental Data:
Net Assets at the end of year (in thousands)	$360,130	$363,612	$397,935	$500,820	$569,206
Ratio to average net assets:
Expenses net of expense reductions	0.40%(d)	0.40% (d)	0.41%	0.36%(d)	0.36%
Expenses before expense reductions	0.41%	0.41%	0.41%	0.37%	0.36%
Net investment income net of expense reductions	1.52%(d)	0.74%(d)	0.36%	0.07%(d)	0.17%
Net investment income before expense reductions	1.51%	0.73%	0.36%	0.07%	0.17%
Portfolio Turnover Rate	157%	123%	147%	196%	137%
(a)	Calculated based on average shares outstanding.
(b)
Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year.
(d)	During the year, certain fees were waived.

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SHORT DURATION PORTFOLIO

	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net Asset Value, Beginning of year	$9.67	$9.72	$9.72	$9.74	$9.74

Income from Investment Operations:
Net investment income(a)(b)	0.16	0.09	0.06	0.04	0.03
Net realized and unrealized gain on investment transactions	(0.15)	(0.04)	0.02	--	0.03

Total income from investment operations	0.01	0.05	0.08	0.04	0.06

Less Distributions from:
Investment income(b)	(0.17)	(0.10)	(0.08)	(0.06)	(0.06)

Total Distributions	(0.17)	(0.10)	(0.08)	(0.06)	(0.06)

Net Asset Value,
End of year	$9.51	$9.67	$9.72	$9.72	$9.74

Total Return(c)	0.06%	0.55%	0.80%	0.38%	0.59%

Ratios/Supplemental Data:
Net Assets at the end of year (in thousands)	$380,063	$396,152	$439,706	$546,841	$559,745
Ratio to average net assets:
Expenses net of expense reductions	0.39%(d)	0.40% (d)	0.40%	0.36%	0.35%
Expenses before expense reductions	0.40%	0.41%	0.40%	0.36%	0.35%
Net investment income net of expense reductions	1.65%(d)	0.96%(d)	0.65%	0.40%	0.34%
Net investment income before expense reductions	1.64%	0.95%	0.65%	0.40%	0.34%
Portfolio Turnover Rate	196%	145%	131%	206%	157%
(a)	Calculated based on average shares outstanding.
(b)
Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year.
(d)	During the year, certain fees were waived.

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Index

2	Summary Sections
	2	Ultra-Short Duration Portfolio (formerly, the Ultra-Short Duration Government Portfolio)
	8	Short Duration Portfolio
14	Important Additional Information
15	Additional Information about the Portfolios’ Investment Objectives and Risks
17	Service Providers
19	Dividends
20	Shareholder Guide
	21	How to Buy TCU Shares
	24	How to Sell TCU Shares
	26	Restrictions on Excessive Trading Practices
27	Taxation
28	Appendix A
Additional Information on Portfolio Risks, Securities and Techniques
34	Appendix B
Financial Highlights

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Trust for Credit Unions
Prospectus

FOR MORE INFORMATION

Annual/Semi-Annual Report

Additional information about the Portfolios’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during the last fiscal year.

Statement of Additional Information

Additional information about the Portfolios and their policies is also available in the Portfolios’ Statement of Additional Information. The Statement of Additional Information is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Portfolios’ annual and semi-annual reports, and the Statement of Additional Information, are available free upon request by calling Trust for Credit Unions at 1-800-342-5828 or CFS at 1-800-237-5678. You can also access and download the annual and semi-annual reports, and the Statement of Additional Information, free of charge, at the Portfolios’ website, http://www.trustcu.com.

To obtain other information and for shareholder inquiries:

■ By telephone:	1-800-DIAL TCU (1-800-342-5828) or 1-800-CFS-5678 (1-800-237-5678)

■ By mail:	Trust for Credit Unions
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
or
Callahan Financial Services, Inc.
1001 Connecticut Avenue, NW - Suite 1001
Washington, D.C. 20036

■ On the internet:	SEC EDGAR database – http://www.sec.gov (text-only)
CFS – http://www.trustcu.com

Reports and other information about Trust for Credit Unions are available on the EDGAR database on the SEC’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request to the SEC’s e-mail address at publicinfo@sec.gov. This Prospectus is intended for use by state and federally chartered credit unions that are exempt from federal income taxation.

The Portfolios’ investment company registration number is 811-5407.

(TRUST LOGO)
37

PART B

STATEMENT OF ADDITIONAL INFORMATION

TRUST FOR CREDIT UNIONS

615 East Michigan Street
Milwaukee, WI 53202

• Ultra-Short Duration Portfolio (formerly, the
Ultra-Short Duration Government Portfolio)
Investor Shares (TCUYX)
TCU Shares (TCUUX)

• Short Duration Portfolio
Investor Shares (TCUEX)
TCU Shares (TCUDX)

This Statement of Additional Information (the “SAI”) is not a Prospectus. This SAI should be read in conjunction with the Prospectuses dated December 31, 2018 (the “Prospectuses,” each a “Prospectus)), relating to the offering of Investor Shares and TCU Shares of the Ultra-Short Duration Portfolio and Short Duration Portfolio of Trust for Credit Unions (collectively, the “Portfolios”). A copy of the Prospectus may be obtained without charge from Trust for Credit Unions at (800) DIAL TCU (800-342-5828) or Callahan Financial Services, Inc. at (800) 237-5678.

The audited financial statements and related report of Tait, Weller & Baker LLP, an independent registered public accounting firm, for the fiscal year ended August 31, 2018 for each Portfolio contained in the Portfolios’ 2018 annual report are incorporated herein by reference in the section “Financial Statements.” The annual report may be obtained without charge by writing to the address above or calling the toll-free numbers above. No other portions of the Portfolios’ annual report are incorporated herein by reference.

The date of this SAI is December 31, 2018.

SHARES OF THE PORTFOLIOS ARE NOT ENDORSED BY, INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U. S. GOVERNMENT, ANY CREDIT UNION OR BY THE NATIONAL CREDIT UNION SHARE INSURANCE FUND, THE NATIONAL CREDIT UNION ADMINISTRATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE PORTFOLIOS INVOLVES RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.
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INTRODUCTION

Trust for Credit Unions (the “Fund” or the “Trust”) is an open-end, diversified, management investment company (commonly known as a “mutual fund”) offered only to state and federally chartered credit unions. The Fund seeks to achieve a high level of income to the extent consistent with the investment objectives of its investment portfolios. This SAI relates to the offering of the Investor Shares and TCU Shares of the Fund’s Ultra-Short Duration Portfolio (effective December 31, 2018, the Ultra-Short Duration Government Portfolio (the “Predecessor Government Portfolio”) changed its name to the Ultra-Short Duration Portfolio) and Short Duration Portfolio (individually, a “Portfolio” and together the “Portfolios”).

The Fund was established under Massachusetts law by an Agreement and Declaration of Trust dated September 24, 1987, as most recently amended and restated on November 25, 2014 as a Third Amended and Restated Declaration of Trust (the “Declaration of Trust”). The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, to designate such shares as interests in one or more separate series representing interests in separate investment portfolios, and to designate one or more classes of shares of such series. The Trustees have the right to establish investment portfolios and classes of shares in addition to those heretofore established. Investment in the Portfolios relieves investors from the administrative and accounting burdens involved in direct investments, and also provides related benefits as described below.

High Current Income. The Short Duration Portfolio seeks to achieve a high level of current income, consistent with relatively low volatility of principal by investing in obligations authorized under the Federal Credit Union Act. The Ultra-Short Duration Portfolio seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act.  Prior to the date of this SAI, the Predecessor Government Portfolio invested at least 80% of its net assets (measured at the time of purchase) in securities issued or guaranteed by the U.S. government, it agencies, instrumentalities or sponsored enterprises.  The Portfolios invest in longer-term, higher-yielding securities than a money market fund, and may utilize certain investment techniques not available to a money market fund. Similarly, the yields of the Portfolios are expected to exceed those offered by bank certificates of deposit and money market accounts. However, the Portfolios do not maintain a constant net asset value (“NAV”) per share and are subject to greater fluctuation in the value of their shares than a money market fund. Unlike bank certificates of deposit and money market accounts, investments in shares of the Portfolios are not insured or guaranteed by any government agency.

Relative Stability of Principal. The Portfolios’ NAVs per share fluctuate. It is expected that over the long-term the volatility of the Portfolios will be low in relation to longer-term bond funds; however, there may be a loss of principal. The Ultra-Short Duration Portfolio attempts to reduce NAV fluctuation by maintaining a maximum duration equal to that of a One-Year U.S. Treasury security and a target duration of approximately that of the ICE BofAML US 3-Month Treasury Bill Index. Prior to December 31, 2018, the Predecessor Government Portfolio had a target duration of the ICE BofAML Six-Month U.S. Treasury Bill Index to the ICE BofAML One-Year U.S. Treasury Note Index. Similarly, the Short Duration Portfolio attempts to reduce NAV fluctuation by maintaining a maximum duration that will not exceed that of a Three-Year U.S. Treasury security and a target duration equal to that of a Two-Year U.S. Treasury security and by utilizing certain active management techniques to hedge interest rate risk. Duration is a measure of the price sensitivity of a Portfolio, including expected cash flows and mortgage prepayments under a wide range of interest rate scenarios, and is reviewed and recalculated daily. However, there is no assurance that these strategies will be successful. There can be no assurance that ALM First Financial Advisors, LLC’s (“ALM First” or the “Investment Adviser”) estimation of a Portfolio’s duration will be accurate or that the duration of a Portfolio will always remain within the maximum target duration described above.

Liquidity. Because the Portfolios’ shares may be redeemed upon request of a shareholder on any business day at NAV, the Portfolios offer greater liquidity than many competing investments such as certificates of deposit and direct investments in certain mortgage-related securities.

Experienced Professional Management. Successfully creating and managing a diversified portfolio of mortgage-related securities requires professionals with extensive experience. Members of ALM First’s portfolio management team bring together many years of experience in the analysis, valuation and trading of U.S. fixed income securities. At September 30, 2018, ALM First had assets under supervision of $19 billion, all of which were in fixed income assets.  Assets under supervision includes assets under management and other client assets for which ALM First does not have full discretion.

ALM First Investment Process. ALM First believes that a well-developed investment process has an: investment philosophy and investment strategy. Developing a well-thought-out philosophy and strategy will provide a framework in which the portfolio manager can seek to earn greater returns on a risk-adjusted basis.
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Investment philosophy – The Investment Adviser believes that:

■	A portfolio of fixed income securities with wide risk-adjusted spreads properly matched to the duration of the market has the potential to produce a total return in excess of the market return.
■
The incremental return available from security selection, based on careful relative-value analysis and market research, has the potential to be significantly greater and more consistent than the incremental return from predicting the direction of interest rates.

■	Within the investment grade fixed income market, the spread sectors have the potential to offer the greatest opportunity for excess return through security selection.
■
A strong commitment to market research and experienced fixed income professionals has the potential to provide a better understanding of fixed income security relative value, with the goal being the identification of high credit quality investments that generate risk-adjusted returns in excess of the market return.

Investment strategy: The investment strategy is designed to generate a consistent and predictable return over the preferred benchmark.

■	Sector analysis
•	Portfolios typically overweight the “spread sectors” (Agency commercial and residential MBS, CMOs, Agency debentures and some asset-backed sectors)
•	Combinations of assets in these sectors have the potential to offer competitive risk-adjusted returns over alternative “market” portfolios
■	Security selection
•	Selecting individual bonds that have the potential to offer attractive risk-adjusted yields to alternative securities
■	Duration targeting and risk management
•	Significant “bets” on the direction of interest rates are not the focus
•	Keep the portfolio’s duration matched closely to the benchmark duration at all times

MANAGEMENT

The Declaration of Trust provides that, subject to its provisions, the Fund’s Board of Trustees shall have the power to conduct the business of the Fund and carry on its operations. The Declaration of Trust provides that: (a) the Trustees shall have full power and authority to take or refrain from taking any action, to execute all such contracts and instruments as they deem necessary, proper or desirable to promote the interests of the Fund, and to adopt such accounting and tax accounting practices as they consider appropriate for the Fund or any series or class of shares; (b) a Trustee shall be liable for his or her own bad faith, willful malfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his or her office and shall not be liable for any act or omission or for neglect or wrongdoing; and (c) subject to the preceding clause, the Trustees are not responsible for any act or omission or neglect or wrongdoing of any officer, agent, employee, investment adviser, administrator, distributor, transfer agent, dealer or other independent contractor of the Trust or for any other action or failure to act.

The Trust’s Leadership Structure

The business and affairs of the Portfolios are managed under the direction of the Board of Trustees (the “Board”), subject to the laws of the Commonwealth of Massachusetts and the Trust’s Declaration of Trust. The Trustees are responsible for deciding matters of overall policy, selecting the Trust’s service providers and overseeing their actions, and appointing officers of the Trust. The officers of the Trust conduct and supervise each Portfolio’s daily business operations.

Trustees who are not deemed to be “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.”

The Board is currently composed of seven Trustees, six of whom are Independent Trustees. The Board has selected James F. Regan to act as Chair.  Mr. Regan is considered to be an “interested person” of the Investment Adviser because his principal employer, Digital Federal Credit Union, has had a business relationship with the Investment Adviser for a number of years.  The Board has selected Julie A. Renderos, an Independent Trustee, to act as Vice Chair and Lead Independent Trustee.  Mr. Regan’s duties include presiding at meetings of the Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings. Ms. Renderos serves as Vice Chair, Lead Independent Trustee and Chair of the Trust’s Audit Committee.  In the performance of their respective duties, Mr. Regan and Ms. Renderos will each consult with the Independent Trustees and the Trust’s officers and legal counsel and legal counsel to the Independent Trustees, as appropriate. The Chair may perform other functions as requested by the Board from time to time.

The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular, in-person meetings at least four times a year, and holds special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. The Board also relies on professionals, such as the Trust’s independent registered public accounting firm and legal counsel and counsel to the Independent Trustees, to assist the Trustees in performing their oversight responsibilities.
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The Board has established six standing committees – Audit, Valuation, Dividend, Amortized Cost, Nominating and Product Development Committees. The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board. For more information on the Committees, see the section “Standing Board Committees,” below.

The Trustees have determined that the Trust’s leadership structure is appropriate because it allows the Trustees to effectively perform their oversight responsibilities.

Information pertaining to the Trustees is set forth below.

Independent Trustees (1)

Name, Age and Address (1)	Position(s) Held with Trust	Term of Office and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (3)	Other Directorships Held by Trustee (4)
Rudolf J. Hanley Age: 76	Trustee	Since 2003	President and Chief Executive Officer, SchoolsFirst Federal Credit Union (1982-2014).	2	None

Stanley C. Hollen Age: 69	Trustee	Since 2007	Chief Executive Officer, Co-Op Financial Services (credit union-owned payments CUSO) (2005-2016); President and Chief Executive Officer, Liberty Enterprises (credit union-focused check printer, payments provider) (2003-2005); President and Chief Executive Officer, Golden 1 Credit Union (1984-2002).	2	None

Gary Oakland Age: 66	Trustee	Since 1999	President and Chief Executive Officer, Boeing Employees Credit Union (1986-2012).	2	None

Julie A. Renderos Age: 43	Vice Chair and Lead Independent Trustee	Since 2015	Executive Vice President/Chief Financial Officer (since 2012), Senior Vice President/Finance (2007-2012), Suncoast Credit Union.	2	None

Wendell A. Sebastian Age: 74	Trustee	Since 1989	Executive Director, National Credit Union Foundation (2010-2013); President and Chief Executive Officer, GTE Federal Credit Union (1998-2009).	2	None

Michael D. Steinberger Age: 41	Trustee	Since 2015	Associate Professor of Economics (since 2011), Assistant Professor of Economics (2004-2011) Pomona College; Dean (2011-Present), Associate Dean (2006-2011) and Chief Academic Officer (2016-Present), Western CUNA Management School.	2	None

Interested Trustee
James F. Regan(5) Age: 53	Chair and Trustee	Since 2013	President and Chief Executive Officer (since 2009) and Vice President and Chief Financial Officer (1996-2008), Digital Federal Credit Union.	2	None

(1)	Each Trustee may be contacted by writing to the Trustee, c/o Callahan Credit Union Financial Services LLLP, 1001 Connecticut Avenue, NW, Suite 1001, Washington, D.C. 20036-5504.
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(2)
Except in the event of resignation or removal, each Trustee holds office until the next meeting of shareholders called for the purpose of electing Trustees, and until the election and qualification of his successor.

(3)	The Fund Complex includes all registered investment companies that are advised by ALM First or one of its affiliates.
(4)	Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.
(5)
Mr. Regan is considered an Interested Trustee of the Trust because his principal employer, Digital Federal Credit Union, has had a business relationship with the investment adviser for a number of years.

Trustee Experience, Qualifications, Attributes and/or Skills

The information above includes each Trustee’s principal occupations during the last five years. Each Trustee possesses extensive additional experience, skills and attributes relevant to his or her qualifications to serve as a Trustee. The cumulative background of each Trustee led to the conclusion that each Trustee should serve as a Trustee for the Trust. Mr. Hanley spent decades as a credit union executive. Mr. Hollen has demonstrated leadership and management abilities as evidenced in his senior executive positions in the credit union industry. Mr. Oakland was an executive in various aspects of the credit union industry for over thirty years. Mr. Regan is currently a credit union executive and has over twenty years of experience in the credit union industry. Ms. Renderos has over twenty years of experience in the financial services industry. Mr. Sebastian, an attorney by training, spent decades as a senior executive in various aspects of the credit union industry. Dr. Steinberger has over ten years of academic experience in economics and university administration, including positions with a rigorous program designed specifically for credit union management professionals.

Officers of the Fund

Information pertaining to the officers of the Fund is set forth below.

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
Jay E. Johnson, 51 1001 Connecticut Ave., NW Suite 1001 Washington, D.C. 20036	President and Treasurer	Since 2013 and 2008	Executive Vice President, CFS (2001-Present).

Jonathan K. Jeffreys, 40 1001 Connecticut Ave., NW Suite 1001 Washington, D.C. 20036	Vice President and Assistant Treasurer	Since 2008 and 2013	Vice President, CFS (2001-Present).

Michael P. Malloy, 59 Drinker Biddle & Reath LLP One Logan Square, Ste. 2000 Philadelphia, PA 19103-6996	Secretary	Since 2016	Partner (1993-Present), Drinker Biddle & Reath LLP (law firm).

Salvatore Faia, JD, CPA, CFE, 56 Vigilant Compliance, LLC Gateway Corporate Center Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317	Chief Compliance Officer	Since 2008
President, Vigilant Compliance, LLC (investment management services company) (2004-Present); President (since 2009) and Chief Compliance Officer (since 2004), The RBB Fund, Inc. (registered investment company); Independent Trustee of EIP Investment Trust (registered investment company) (2005-Present).

(1)	Each officer is elected by the Board of Trustees of the Trust and holds office at the pleasure of the Board of Trustees or until his or her successor shall have been duly elected and qualified.
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Beneficial Ownership of Portfolio Shares

Shares of each Portfolio of the Fund are offered solely to state and federally chartered credit unions. For information about shares of the Fund owned by credit unions of which certain Trustees are officers, see “Description of Shares” below.

Standing Board Committees

The Board of Trustees has established six standing committees – Audit, Valuation, Dividend, Amortized Cost, Nominating and Product Development.

The Audit Committee oversees the audit process and provides assistance to the full Board of Trustees with respect to fund accounting, tax compliance and financial statement matters. In performing its responsibilities, the Audit Committee selects and recommends annually to the entire Board of Trustees an independent registered public accounting firm to audit the books and records of the Trust for the ensuing year, and reviews with the firm the scope and results of each audit. In addition, the Audit Committee is responsible for monitoring the Board of Trustees’ governance practices and adherence to the Fund Governance Policy adopted by the Board of Trustees. Ms. Renderos (Chair) and Messrs. Hollen and Steinberger currently serve on the Audit Committee. The Audit Committee held four meetings during the fiscal year ended August 31, 2018.

The Valuation Committee is authorized to act for the Board of Trustees in connection with the valuation of portfolio securities held by the Portfolios in accordance with the Trust’s Valuation Procedures. Mr. Hanley serves on the Valuation Committee. The Valuation Committee did not meet during the fiscal year ended August 31, 2018.

The Dividend Committee is authorized, subject to the ratification of Trustees who are not members of the Committee, to declare dividends and capital gain distributions consistent with each Portfolio’s Prospectus. Currently, the sole member of the Trust’s Dividend Committee is Mr. Hollen. The Dividend Committee did not meet during the fiscal year ended August 31, 2018.

The Amortized Cost Committee is authorized to act for the Board of Trustees in connection with certain matters relating to the amortized cost procedures adopted by the Board in connection with the pricing of shares of the Trust’s Government Money Market Portfolio (formerly known as the “Money Market Portfolio”), which suspended operations as of the close of business on May 30, 2014, for purchase, redemption and exchange transactions. Due to the suspension of the Government Money Market Portfolio, there are currently no members of the Amortized Cost Committee. The Amortized Cost Committee did not meet during the fiscal year ended August 31, 2018.

The Nominating Committee is responsible for identifying, selecting and nominating candidates for election or appointment as members of the Board and recommending any appropriate changes to the Board for consideration. The Nominating Committee shall identify candidates for election to the Board using a variety of means as it determines are necessary or appropriate, including recommendations of shareholders.  A shareholder nomination for Trustee may be submitted to the Trust by sending the nomination to the Trust’s Secretary.  The Secretary shall submit all nominations to the Committee.  The Committee shall assess shareholder nominees in the same manner it reviews its own nominations.  Any changes to the shareholder nomination procedures shall be approved by the Board of Trustees, including a majority of its Independent Trustees, and reported on the Trust’s next filing on Form N-CSR.  Currently, the sole member of the Trust’s Nominating Committee is Mr. Hollen.  The Nominating Committee did not meet during the fiscal year ended August 31, 2018.

The Product Development Committee oversees management’s process for research and development of new investment products to be offered by the Trust and for evaluation of the continuing appropriateness of the investment products currently offered by the Trust. Messrs. Hanley, Hollen, Oakland (Chair) and Sebastian serve on the Product Development Committee. The Product Development Committee held two meetings during the fiscal year ended August 31, 2018.

Risk Oversight

The Board of Trustees performs its risk oversight function for the Portfolios through a combination of (1) direct oversight by the Board as a whole and Board committees and (2) indirect oversight through ALM First, Callahan Credit Union Financial Services, LLLP (“CUFSLP”) and other service providers, Trust officers and the Trust’s Chief Compliance Officer. The Portfolios are subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk, reputational risk, credit risk and counterparty risk. Day-to-day risk management with respect to the Portfolios is the responsibility of ALM First, CUFSLP or other service providers (depending on the nature of the risk) that carry out the Portfolios’ investment management and business affairs. Each of ALM First, CUFSLP and the other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.
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The Board provides risk oversight by receiving and reviewing on a regular basis reports from ALM First, CUFSLP or other service providers, receiving and approving compliance policies and procedures, periodic meetings with the Portfolios’ portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Trust’s Chief Compliance Officer to discuss compliance findings and issues. The Board also relies on ALM First, CUFSLP and other service providers, with respect to the day-to-day activities of the Portfolios, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Trust’s business and reputation.

Board oversight of risk management is also provided by various Board Committees. For example, the Audit Committee meets with the Portfolios’ independent registered public accounting firm to ensure that the Portfolios’ audit scope includes risk-based considerations as to the Portfolios’ financial position and operations.

The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight. The Board’s oversight role does not make the Board a guarantor of the Portfolios’ investments or activities.

Board Compensation

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal year ended August 31, 2018.

Name of Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Trust’s Expense	Total Compensation from Trust and Fund Complex(1)(2)
Independent Trustees
Rudolf J. Hanley	$22,100	$0	$22,100
Stanley C. Hollen	$25,925	$0	$25,925
Gary Oakland	$22,950	$0	$22,950
Julie A. Renderos	$26,775	$0	$26,775
Michael D. Steinberger	$25,075	$0	$25,075
Wendell A. Sebastian	$21,250	$0	$21,250
Interested Trustee
James F. Regan	$28,050	$0	$28,050

(1)	The Fund Complex includes all registered investment companies that are advised by ALM First or one of its affiliates.
(2)
Messrs. Hanley, Hollen, Oakland, Regan, Sebastian and Steinberger and Ms. Renderos, voluntarily waived $3,900, $4,575, $4,050, $4,950, $3,900, $4,275 and $4,725, respectively, in compensation during the fiscal year ended August 31, 2018.

Code of Ethics
The Trust, its Investment Adviser and its distributor have adopted codes of ethics under Rule 17j-1 of the 1940 Act that may permit personnel subject to their particular code of ethics to invest in securities, including securities that may be purchased or held by the Portfolios.

ADVISORY AND OTHER SERVICES

Investment Adviser

As stated in the Prospectus, ALM First Financial Advisors, LLC, 2911 Turtle Creek Boulevard, Suite 500, Dallas, Texas 75219, acts as the Portfolios’ investment adviser.

As investment adviser, ALM First continually manages each Portfolio, including the purchase, retention and disposition of securities and other assets. The advisory agreement provides that ALM First may render similar services to others so long as its services under such agreement are not impaired thereby. The advisory agreement also provides that, subject to applicable provisions of the 1940 Act, ALM First will not be liable for any error in judgment or mistake of law or for any loss suffered by the Fund except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties, under the advisory agreement. The advisory agreement provides further that the Fund will indemnify ALM First against certain liabilities, including liabilities under federal and state securities laws, or, in lieu thereof, contribute to payment for resulting losses.
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The advisory agreement will remain in effect with respect to a particular Portfolio until April 16, 2019, and will continue from year to year thereafter provided that such continuance is specifically approved at least annually (a) by the vote of a majority of the outstanding shares of such Portfolio (as defined under “Investment Restrictions”) or by a majority of the Trustees of the Fund; and (b) by a majority of the Trustees of the Fund who are not parties to the advisory agreement or “interested persons” (as such term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement will terminate automatically if assigned (as defined in the 1940 Act) and is terminable at any time with respect to any Portfolio without penalty by the Trustees of the Fund or by vote of a majority of the outstanding shares of the Portfolio (as defined under “Investment Restrictions”) on 60 days’ written notice to ALM First or by ALM First on 60 days’ written notice to the Fund.

Expenses borne by the Portfolios include, subject to the limitations described in the Prospectuses, the fees payable to ALM First, CUFSLP and U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”), the fees and expenses of the Fund’s transfer agent, custodian and Chief Compliance Officer, filing fees for the registration and qualification of Portfolio shares under federal and state securities laws, expenses of the organization of the Portfolios, the indemnification or contribution, any costs, expenses or loss arising out of any liability of or claim for damages or other relief asserted against the Fund for violation of any law, legal, auditing and tax services fees and expenses, expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices and printing and distributing of the same to the Portfolios’ shareholders and regulatory authorities, and compensation and expenses of the Trustees.

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the following annual rates, as a percentage of each Portfolio’s average daily net assets:

Portfolio(s)	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2018
Ultra-Short Duration and Short Duration	0.12% on first $250 million, 0.10% on next $250 million, 0.07% on remainder*	0.10%

*	Contractual rate is based on the aggregate average net assets of the Ultra-Short Duration and Short Duration Portfolios. Fees are charged on a pro rata basis between the Portfolios.

On May 12, 2017, shareholders of the Ultra-Short Duration Portfolio and Short Duration Portfolio of the Trust approved a new investment advisory agreement between the Trust, on behalf of each Portfolio and ALM First. For the period from April 17, 2017, when ALM First began serving as investment adviser, through the fiscal year ended August 31, 2017 and for the fiscal year ended August 31, 2018, the advisory fees paid to ALM First by each Portfolio were as follows:

	2018	2017
Ultra-Short Duration Portfolio	$364,017	$134,388
Short Duration Portfolio	$390,502	$149,006

For the period from September 1, 2016, through April 16, 2017, and the fiscal year ended August 31, 2016, the advisory fees paid to the previous investment adviser by each Portfolio were as follows:

	2017	2016
Ultra-Short Duration Portfolio	$382,885	$676,910
Short Duration Portfolio	$421,509	$766,575

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Portfolio Managers of the Portfolios – Other Accounts Managed by the Portfolio Managers

Set forth below with respect to each portfolio manager of each of the Portfolios is information concerning (a) the number of other accounts for which the portfolio manager is primarily responsible for day-to-day management and the total assets in such accounts, within each of three categories, i.e. registered investment companies, other pooled investment vehicles and other accounts, and (b) the number of accounts in each of such categories and the total assets in such accounts with respect to which the advisory fee is based on the performance of the account.

	Number of Other Accounts Managed and Total Assets by Account Type*						Number of Accounts and Total Assets for Which Advisory Fee is Performance Based*
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name of Portfolio Manager	Number Of Accounts	Assets Managed ($mm)	Number of Accounts	Assets Managed ($mm)	Number of Accounts	Assets Managed ($mm)	Number of Accounts	Assets Managed ($mm)	Number of Accounts	Assets Managed ($mm)	Number of Accounts	Assets Managed ($mm)
Ultra-Short Duration Portfolio and Short Duration Portfolio
Robert Perry	0	0	0	0	0	0	0	0	0	0	16	$873,512
Jason Haley	0	0	0	0	0	0	0	0	0	0	16	$873,512

*	This information is as of August 31, 2018.

Conflicts of Interest. Because the Portfolios are offered only to state and federally chartered credit unions, the Portfolio managers are not permitted to invest in the Portfolios. ALM First has adopted reasonably designed policies and procedures to mitigate conflict of interests. It would be possible that ALM First would recommend a particular security that had a limited par amount and would have to decide which client or fund would receive that particular limited offering security. A perceived conflict of interest exists for other accounts managed by ALM First which might have similar investment objectives as the TCU Portfolios, or purchase and/or sell securities that are permissible in the TCU Portfolios. Additionally, a conflict of interest could arise because ALM First knows the size, timing and possible market impact of the TCU Portfolios. It is possible that ALM First could use this information to the advantage of other accounts. As noted above, ALM First has adopted policies and procedures that it believes are reasonably designed to mitigate conflicts of interest. For more information about conflicts of interest that may arise in connection with the portfolio manager’s management of the Portfolios’ investments and the investments of other accounts, see “ALM First Potential Conflicts of Interest for Trust for Credit Unions and Other Investment Company Accounts” below.
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Portfolio Managers – Compensation

ALM First’s portfolio managers have a fixed base salary. Bonuses are based upon the company profitability, revenue growth, and client service. No compensation is based upon performance of any of the accounts.  The portfolio managers have access to a 401(k) plan in which they can contribute 100% up to 3% of salary and bonus and 50% for remaining percent up to 5%.

Portfolio Managers – Portfolio Managers’ Ownership of Securities in the Portfolios They Manage

The portfolio managers are not permitted to invest in the Portfolios, which may be purchased only by state and federally chartered credit unions.

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned by Portfolio Manager*
Ultra-Short Duration Portfolio
Robert Perry	None
Jason Haley	None
Short Duration Portfolio
Robert Perry	None
Jason Haley	None

*	This information is as of August 31, 2018.

Distributor

Callahan Financial Services, Inc. (“CFS”), 1001 Connecticut Avenue, NW, Suite 1001, Washington, DC 20036-5504, a Delaware corporation, serves as the distributor of the Fund. CFS, a broker-dealer registered under the Securities Exchange Act of 1934, as amended, is an affiliate of Callahan & Associates, Inc., a corporation organized under the laws of the District of Columbia, founded in 1985.

CFS has entered into a distribution agreement with the Fund to sell shares of the Portfolios upon the terms and at the current offering price described in the Prospectus. Shares of the Fund are offered and sold on a continuous basis by the distributor, acting as agent. CFS is not obligated to sell any certain number of shares of the Portfolios.  CFS did not receive any compensation under the distribution agreement during the fiscal years ended August 31, 2018, August 31, 2017 and August 31, 2016.

Transfer Agent

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202, serves as the transfer and dividend disbursing agent for the Fund pursuant to a transfer agent servicing agreement dated as of June 7, 2018, (the “Transfer Agent Servicing Agreement”), under which U.S. Bancorp Fund Services, LLC (a) issues and redeems shares of the Fund; and (b) addresses and mails all communications. Prior to June 25, 2018, BNY Mellon Investment Servicing (US) Inc. (“BNYIS”), 301 Bellevue Parkway, Wilmington, Delaware 19809, served as the transfer and dividend disbursing agent for the Fund pursuant to a transfer agency services agreement dated as of January 14, 2008 (the “Prior Transfer Agency Agreement”), under which BNYIS provided similar services to the Portfolios.

For the fiscal period from June 25, 2018 through August 31, 2018, the Ultra-Short Duration Portfolio and Short Duration Portfolio paid U.S. Bancorp Fund Services, LLC $4,472 and $13,642, respectively in transfer agency fees.

For the fiscal years ended August 31, 2017 and August 31, 2016 and the period from September 1, 2017 through June 24, 2018, the transfer agency fees paid to BNYIS by each Portfolio were as follows:

	2018	2017	2016
Ultra-Short Duration Portfolio	$76,771	$97,996	$98,333
Short Duration Portfolio	$77,676	$99,418	$100,817

Administration Services

As stated in the Prospectus, CUFSLP acts as administrator for the Fund. In carrying out its duties, CUFSLP has undertaken to: (a) review the preparation of reports and proxy statements to shareholders, the periodic updating of the Prospectus, this SAI and the Registration Statement and the preparation of all other reports filed with the SEC; (b) periodically review the services performed by the Investment Adviser, the custodian, the distributor and the transfer agent, and make such reports and recommendations to the Trustees of the Fund concerning the performance of such services as the Trustees reasonably request or as CUFSLP deems appropriate; (c) negotiate changes to the terms and provisions of the Fund’s advisory agreement, the custodian agreement and the Transfer Agency Agreement, to the extent requested by the Trustees of the Fund; and (d) provide the Fund with personnel to perform such executive, administrative and clerical services as may be reasonably requested by the Trustees of the Fund.
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In addition, CUFSLP has undertaken to: (a) provide facilities, equipment and personnel to serve the needs of investors, including communications systems and personnel to handle shareholder inquiries; (b) develop and monitor investor programs for credit unions; (c) provide assistance in connection with the processing of share purchase and redemption orders as reasonably requested by the transfer agent or the Fund; (d) inform ALM First in connection with the portfolio management of the Fund as to anticipated purchases and redemptions by shareholders and new investors; (e) provide information and assistance in connection with the registration of the Fund’s shares in accordance with state securities requirements; (f) make available and distribute information concerning the Fund to shareholders as requested by the Fund; (g) handle shareholder problems and calls relating to administrative matters; (h) provide advice and assistance concerning the regulatory requirements applicable to credit unions that invest in the Fund; (i) provide assistance in connection with the preparation of the Fund’s periodic financial statements and annual audit as reasonably requested by the Fund or the Fund’s independent accountants; (j) furnish stationery and office supplies; and (k) generally assist in the Fund’s operations.

As compensation for its services and its assumption of certain expenses, CUFSLP is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each Portfolio’s average daily net assets):

Portfolio	Fee
Ultra-Short Duration	0.05%
Short Duration	0.05%

For the last three fiscal years, the administration fees earned by CUFSLP were as follows:

	2018	2017	2016
Ultra-Short Duration Portfolio	$191,027	$190,914	$216,630
Short Duration Portfolio	$204,892	$210,523	$245,331

The administration agreement will remain in effect until March 31, 2019, and will continue from year to year thereafter provided such continuance is specifically approved at least annually (a) by the vote of a majority of the Trustees; and (b) by the vote of a majority of the Trustees of the Fund who are not parties to the administration agreement or “interested persons” (as such term is defined in the 1940 Act) of any party thereto (the “Disinterested Trustees”), cast in person at a meeting called for the purpose of voting on such approval. The administration agreement may be terminated with respect to a Portfolio at any time, without the payment of any penalty, by a vote of a majority of the Disinterested Trustees or by vote of the majority of the outstanding shares of the Portfolio (as defined under “Investment Restrictions”) on 60 days’ written notice to CUFSLP or by CUFSLP on 60 days’ written notice to the Fund. The administration agreement provides that it may be amended by the mutual consent of the Fund and CUFSLP, but the consent of the Fund must be approved by vote of a majority of the Disinterested Trustees cast in person at a meeting called for the purpose of voting on such amendment. The administration agreement will terminate automatically if assigned (as defined in the 1940 Act).
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The administration agreement provides that CUFSLP will not be liable for any error in judgment or mistake of law or for any loss suffered by the Fund except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties, under the agreement. The agreement provides further that the Fund will indemnify CUFSLP against certain liabilities, including liabilities under the federal and state securities laws or, in lieu thereof, contribute to payment for resulting losses.

The credit unions listed below are currently the limited partners with equal interests in CUFSLP. As of June 30, 2018, these credit unions had total assets of approximately $147 billion from 22 different states.

John Fenton, President and Chief Executive Officer
Affinity Federal Credit Union

Dave Larson, President and Chief Executive Officer
Brian Volkmann, Chief Financial Officer
Affinity Plus Federal Credit Union

Bob McKay, Chief Executive Officer
Ron Kampwerth, Chief Financial Officer
Anheuser-Busch Employees Credit Union

Derrick Ragland, President and Chief Executive Officer
Blane Mink, Chief Financial Officer
APCO Employees Credit Union

Benson Porter, President and Chief Executive Officer
Melba Bartels, Chief Financial Officer
Boeing Employees Credit Union

Chuck Purvis, President and Chief Executive Officer
Coastal Federal Credit Union

Lisa Ginter, Chief Executive Officer
Tim Saracini, Chief Financial Officer
CommunityAmerica Credit Union

Stephen Hennigan, President and Chief Executive Officer
Credit Human Federal Credit Union

James Regan, President and Chief Executive Officer
Laurie LaChapelle, Chief Financial Officer
Digital Federal Credit Union

Scott Winwood, President
First Choice America Community Federal Credit Union

Gregory Mitchell, President and Chief Executive Officer
Hank Sigmon, Chief Financial Officer
First Technology Credit Union

Brian Best, Chief Executive Officer
Brad Baker, Chief Financial Officer
GTE Federal Credit Union

Donna Bland, President and Chief Executive Officer
The Golden 1 Credit Union
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Mark Cochran, President and Chief Executive Officer
Jeanne D’Arc Credit Union

Brad Canfield, President and Chief Executive Officer
KeyPoint Credit Union

David Snodgrass, President and Chief Executive Officer
Lake Trust Credit Union

Tom Ryan, President and Chief Executive Officer
Langley Federal Credit Union

Maurice Smith, Chief Executive Officer
Local Government Federal Credit Union

Brian Ducharme, President and Chief Executive Officer
MIT Federal Credit Union

Douglas M. Allman, President
Rhonda Bazey, Vice President-Finance
NASA Federal Credit Union

Rick Wieczorek, Jr., President and Chief Executive Officer
NIH Federal Credit Union

Terry Laudick, President and Chief Executive Officer
Nusenda Federal Credit Union

Paul Parrish, President
One Nevada Federal Credit Union

Erin Mendez, President and Chief Executive Officer
Susan Gruber, Chief Financial Officer
Patelco Credit Union

Jim Ernest, President and Chief Executive Officer
Provident Credit Union

Bill Cheney, President and Chief Executive Officer
Francisco Nebot, Chief Financial Officer
SchoolsFirst Federal Credit Union

Kathy Duvall, President and Chief Executive Officer
SF Fire Credit Union

Tim Antonition, President and Chief Executive Officer
Space Coast Credit Union

Kevin Johnson, President and Chief Executive Officer
Julie Renderos, Executive Vice President and Chief Financial Officer
Suncoast Credit Union

Paul Marsh, President and Chief Executive Officer
Teachers Credit Union

Stephanie Sherrodd, President and Chief Executive Officer
Rhonda Pavlicek, Chief Financial Officer
Texas Dow Employees Credit Union

Rich Helber, President
Tropical Financial Credit Union
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Greg Gallant, President
Tulsa Federal Employees Credit Union

Tony Budet, President and Chief Executive Officer
University Federal Credit Union

Kris VanBeek, President and Chief Executive Officer
USAlliance Federal Credit Union

Tyrone Muse, President
Ken Burt, Chief Financial Officer
Visions Federal Credit Union

Doug Fecher, President and Chief Executive Officer
Daniel Smith, Chief Financial Officer
Wright-Patt Credit Union, Inc.

Fund Services, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202, provides certain administrative, fund accounting and regulatory administration services to the Fund pursuant to Fund Administration Servicing Agreement and Fund Accounting Servicing Agreement, each dated as of June 7, 2018 (together, “New Servicing Agreements”). For its services under the New Servicing Agreements, Fund Services is entitled to receive fees at the following annual rates as a percentage of the Portfolios’ aggregate average net assets: 0.030% of up to the first $300 million of aggregate average net assets, 0.025% of up to the next $300 million of aggregate average net assets and 0.020% of the balance of aggregate average net assets, subject to a minimum annual fee of $150,000 for two Portfolios and a $75,000 increase in the minimum for each additional Portfolio. Prior to June 25, 2018, The Bank of New York Mellon (“BNYM”) provided certain administrative, fund accounting and regulatory administration services to the Fund pursuant to an administration and accounting services agreement dated as of January 14, 2008. For its services under the administration and accounting services agreement, effective February 1, 2013, BNYM was entitled to receive fees at the following annual rates as a percentage of the Portfolios’ aggregate average net assets: 0.035% of up to the first $200 million of aggregate average net assets, 0.030% of aggregate average net assets from $200 million to $500 million, 0.025% of aggregate average net assets from $500 million to $1 billion, and 0.02% of aggregate average net assets in excess of $1 billion, subject to an aggregate minimum annual base fee of $75,000. BNYM also was entitled to receive certain fees for services in connection with compliance support and regulatory filings and received reimbursement for certain out-of-pocket expenses. For the period April 1, 2012 through January 31, 2013, BNYM was entitled to receive fees at the annual rate of 0.0206% of each Portfolio’s average daily net assets.

For the fiscal period from June 25, 2018 through August 31, 2018, the Ultra-Short Duration Portfolio and Short Duration Portfolio paid Fund Services $39,570 and $40,267, respectively in fund accounting and administration fees.

For the fiscal years ended August 31, 2017 and August 31, 2016 and the period from September 1, 2017 through June 24, 2018, the accounting and administration fees paid to BNYM by each Portfolio were as follows:

	2018	2017	2016
Ultra-Short Duration Portfolio	$139,772	$168,158	$181,557
Short Duration Portfolio	$150,382	$185,000	$205,736

Custodian

U.S. Bank National Association ( “U.S. Bank”) 1555 N. RiverCenter Dr., Suite 302, Milwaukee, Wisconsin 53212, serves as the Fund Custodian (“Custodian”) pursuant to a Custody Agreement (“Custodian Agreement”) dated as of June 7, 2018, under which the Custodian (a) maintains separate accounts in the name of each Portfolio; (b) holds and transfers portfolio securities on account of the Portfolios; (c) accepts receipts and makes disbursements of money on behalf of the Portfolios; (d) collects and receives all income and other payments and distributions on account of the Portfolios’ securities; and (e) makes periodic reports to the Fund’s Board of Trustees concerning the Fund’s operations. The Custodian is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that the Custodian remains responsible for the performance of all of its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. As compensation for its services under the Custodian Agreement, U.S. Bank is entitled to Annual Fee based upon the Market Value per Fund of 0.004% on the average daily market value of all long securities and cash held in the Portfolios, plus a minimum annual fee per Portfolio of $4,800. The Fund will also pay the custodian certain transaction fees and reimburse the Custodian for certain out-of-pocket expenses. Prior to June 25, 2018, The Bank of New York Mellon (the “Prior Custodian”), 225 Liberty Street, New York, New York 10286, was the custodian of the Fund’s assets pursuant to a custodian services agreement between PFPC Trust Company and the Fund dated January 14, 2008 as assigned to the Prior Custodian effective January 24, 2011 (the “Prior Custodian Agreement”). Under the Prior Custodian Agreement, the Prior Custodian provided similar services to the Portfolios. As compensation for its services under the Prior Custodian Agreement, the Prior Custodian was entitled to a fee, payable monthly, calculated at the annual rate of 0.005% of the first $500 million of each Portfolio’s average daily gross assets, and 0.004% of each Portfolio’s average gross assets exceeding $500 million. The Fund also paid the Prior Custodian certain transaction fees and reimbursed the Prior Custodian for certain out-of-pocket expenses.
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Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP, Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102 serves as the Portfolios’ independent registered public accounting firm. In addition to audit services, Tait, Weller & Baker LLP reviews the Portfolios’ federal and state tax returns, and provides assistance on accounting, internal control and related matters.

PORTFOLIO TRANSACTIONS

In connection with portfolio transactions for the Fund, which are generally done at a net price without a broker’s commission (i.e., a dealer is dealing with the Fund as principal and receives compensation equal to the spread between the dealer’s cost for a given security and the resale price of such security), the Fund’s advisory agreement provides that ALM First shall attempt to obtain the best net price and the most favorable execution. On occasions when ALM First deems the purchase or sale of a security to be in the best interests of a Portfolio as well as its other customers (including any other Portfolio or other investment company or advisory account for which ALM First acts as investment adviser), the advisory agreement provides that ALM First, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by ALM First in the manner it considers to be most equitable and consistent with its fiduciary obligations to such Portfolio and such other customers. In some instances, this procedure may adversely affect the size of the position obtainable for such Portfolio. To the extent that the execution and price offered by more than one dealer are believed to be comparable, the advisory agreement permits ALM First, in its discretion, to purchase and sell portfolio securities to and from dealers who provide the Fund with brokerage or research services.

The Portfolios are prohibited, in accordance with Rule 12b-1 under the 1940 Act, from compensating a broker or dealer for any promotion or sale of Fund shares by directing to such broker or dealer the Fund’s portfolio transactions or by making any payment to such broker or dealer received or to be received (which payment may include commissions, mark-ups or mark-downs or other fees) from the Fund’s portfolio transactions effected through another broker or dealer. However, the Portfolios may direct portfolio transactions to a broker or dealer that promotes or sells shares of the Fund if the Fund’s Board of Trustees approves policies and procedures designed to ensure that the selection of such brokers is not influenced by considerations about the sale of Fund shares. Accordingly, the Trustees (including a majority of the Trustees who are not interested Trustees) have approved policies permitting the Fund to direct portfolio securities transactions to a broker or dealer that promotes or sells shares of the Fund subject to the prohibitions that: (a) all persons responsible for selecting such brokers or dealers (including but not limited to trading desk personnel and portfolio managers) may not take into account in connection with their selections the promotion or sale of shares issued by the Fund or any other registered investment company, and (b) the Fund, ALM First, and CFS, as the Fund’s distributor, may not enter into any agreement or understanding under which the Fund or ALM First directs, or is expected to direct, portfolio transactions or any payment to a broker or dealer in consideration for the promotion or sale of shares of the Fund or any other registered investment company. It is anticipated that the Fund will not direct its portfolio securities transactions to a broker or dealer that promotes or sells shares issued by the Fund, except for portfolio securities transactions with ALM First (or its affiliates) pursuant to an exemptive order (or orders) issued by the SEC.

As of August 31, 2018, the Portfolios did not hold any securities of their regular broker-dealers, as defined in Rule 10b-1 under the 1940 Act, or their parents.
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ALM FIRST POTENTIAL CONFLICTS OF INTEREST FOR
TRUST FOR CREDIT UNIONS AND OTHER
INVESTMENT COMPANY ACCOUNTS

POTENTIAL CONFLICTS OF INTEREST

The Portfolio managers are not permitted to invest in the Portfolios. ALM First has adopted reasonably designed policies and procedures to mitigate conflict of interests. It would be possible that ALM First would recommend for investment by the Portfolios and other accounts that it manages a particular security that had a limited par amount and would have to decide which client or fund would receive that particular limited offering security. A perceived conflict of interest exists for other accounts managed by ALM First which might have similar investment objectives as the TCU Portfolios, or purchase and/or sell securities that are permissible in the TCU Portfolios. Additionally, a conflict of interest could arise because ALM First knows the size, timing and possible market impact of the TCU Portfolios. It is possible that ALM First could use this information to the advantage of other accounts. As noted above, ALM First has adopted policies and procedures that it believes are reasonably designed to mitigate conflicts of interest.

TAXATION

The following is a summary of the principal U.S. federal income, and certain state and local, tax consequences applicable to the Fund and its Portfolios. This summary does not address special tax rules applicable to state and federally chartered credit unions. Each prospective shareholder is urged to consult its own tax adviser with respect to the specific federal, state and local tax consequences of investing in each Portfolio. The summary is based on the Internal Revenue Code (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and such changes may be retroactive.

General

Each Portfolio is treated as a separate entity for tax purposes, has elected to be treated as a regulated investment company and intends to qualify for such treatment for each taxable year under Subchapter M of Subtitle A, Chapter 1, of the Code. As such, each Portfolio generally is exempt from U.S. federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, each Portfolio must meet three important tests each year.

First, each Portfolio must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to the Portfolio’s business of investing in stock, securities or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of each Portfolio’s total assets may be invested in the securities of: (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Portfolio controls and which are engaged in the same or similar trades or businesses or (3) one or more qualified publicly traded partnerships.

Third, each Portfolio must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

Each Portfolio intends to comply with these requirements. If a Portfolio were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Portfolio could be disqualified as a regulated investment company. If for any taxable year a Portfolio were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Portfolio’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.
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For federal income tax purposes, each Portfolio is permitted to carry forward a net capital loss in any year beginning on or before December 22, 2010 to offset its own capital gains, if any, during the eight years following the year of the loss. For capital losses realized in taxable years beginning after December 22, 2010, the eight-year limitation has been eliminated, so that any capital losses realized by a Portfolio in its taxable year beginning September 1, 2011 and in subsequent taxable years are permitted to be carried forward indefinitely. On August 31, 2018, the Portfolios had the following amounts of capital loss carryforwards, expiring in the years indicated:

Portfolio	2019
Ultra-Short Duration	$163,234
Short Duration	$--

On August 31, 2018, the Portfolios had the following amounts of capital loss carryforwards which may be carried forward indefinitely with the retained tax character as set forth below:

Portfolio	Short Term	Long Term
Ultra-Short Duration	$ 5,800,227	$ 3,981,577
Short Duration	$ 5,575,968	$ 3,177,632

These amounts are available to be carried forward to offset future capital gains to the extent permitted by the Code and applicable tax regulations.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

State and Local

Although each Portfolio expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Portfolio may be subject to the tax laws of such states or localities.

OTHER INFORMATION REGARDING NET ASSET VALUE

As used in the Prospectus and this SAI, for purposes of processing purchase, redemption and exchange orders, the term “business day” refers to those days the New York Stock Exchange is open, which are Monday through Friday except for holidays. For the year 2019, such holidays are: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively. On those days when one of such organizations closes early, the Fund reserves the right to advance the time on that day by which purchase and redemption requests must be received to become effective, provided that the current NAV of each share shall be computed at least once on such days.

The proceeds received by each Portfolio from the issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Portfolio or class of shares of the Portfolio and constitute the underlying assets of that Portfolio or class of shares. The underlying assets of each Portfolio or class of shares will be segregated on the books of account, and will be charged with the liabilities in respect of such Portfolio or class of shares and with a share of the general liabilities of the Fund. Expenses of the Fund with respect to the Portfolios or classes of shares are generally allocated in proportion to the NAVs of the respective Portfolios or classes of shares except where allocations of direct expenses can otherwise be fairly made.

DESCRIPTION OF SHARES

The Declaration of Trust provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Declaration of Trust and to have become a party thereto. As mentioned in the Introduction, the Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, to designate such shares as interests in one or more separate series representing interests in different investment portfolios, and to designate one or more classes of shares of such series. Pursuant to such authority, the Trustees have authorized the issuance of an unlimited number of shares of beneficial interest in two separate classes of shares of the Portfolios: TCU Shares and Investor Shares.
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The Trustees have the right to establish investment portfolios and classes of shares in addition to those heretofore established. Under the terms of the Declaration of Trust, each share of each series has a par value of $0.001, represents an equal proportionate interest in a particular investment portfolio with each other share of that investment portfolio (subject to the rights and preferences with respect to separate classes of shares of that investment portfolio) and is entitled to such dividends out of the income belonging to such investment portfolio as are declared by the Trustees. Upon liquidation of an investment portfolio, shareholders thereof are entitled to share pro rata in the net assets belonging to that investment portfolio available for distribution. Shares are freely transferable and do not entitle the holder to preference, preemptive appraisal, dissenters’, conversion or exchange rights, except as the Trustees may determine with respect to any investment portfolio or class of shares. Investor Shares and TCU Shares, when issued as described in the respective Prospectus, are fully paid and non-assessable, except as expressly set forth below. In the interest of economy, certificates representing Fund shares are not issued.

As a general matter, the Fund does not hold annual or other meetings of shareholders. This is because the Declaration of Trust provides for shareholder voting only for the election of Trustees, if a meeting is called for that purpose, and for certain other designated matters. Each Trustee holds office until the Trust terminates, except in the case of his or her death, retirement, resignation, general removal, bankruptcy or removal for incompetency or other incapacity to perform the duties of the office of a Trustee.

Any Trustee may be removed by the shareholders with or without cause at any time by vote of those shareholders holding not less than two-thirds of the shares then outstanding, cast in person or by proxy at any meeting called for that purpose. The Trustees shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee, or for any other matter, when requested in writing to do so by the holders of record of not less than 10% of the outstanding shares required to vote at such meeting.

In addition to Trustee election or removal as described herein, the Declaration of Trust provides for shareholder voting only: (a) with respect to any matter as to which shareholder approval is required by the 1940 Act; (b) with respect to any termination or reorganization of the Fund or any Portfolio or class or shares to the extent and as provided in the Declaration of Trust; (c) with respect to any amendment of the Declaration of Trust (other than amendments changing the name of the Fund or the name of any investment portfolio or class of shares; adding to the Trustees’ duties and powers or the Trustees surrendering any rights or powers given to them herein; curing any ambiguity, correcting or supplementing any provision thereof which is internally inconsistent with any other provision thereof or making any other provisions with respect to matters or questions arising thereunder which will not be inconsistent with the provisions thereof eliminating or modifying any provision thereof which (i) incorporates, memorializes or sets forth an existing requirement imposed by or under any U.S. federal or state statute or any rule, regulation or interpretation thereof or thereunder; or (ii) any rule, regulation, interpretation or guideline of any federal or state agency, now or hereafter in effect, including without limitation requirements set forth in the 1940 Act, to the extent any change in applicable law liberalizes, eliminates or modifies any requirements; and making any other change that does not impair the exemption from personal liability of the Fund’s shareholders, Trustees, officers, employees and agents or any voting rights or other rights of shareholders prescribed by U.S. and federal laws; and to the extent deemed necessary by the Trustees to conform the Declaration of Trust to the requirements of applicable U.S. federal or state laws or regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code of 1986, as amended, or if requested or required to do so, by any U.S. federal agency or by a state Blue Sky commissioner or similar official; (d) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or any Portfolio or the shareholders of either; and (e) with respect to such additional matters relating to the Fund as may be required by the 1940 Act, the Declaration of Trust, the By-Laws of the Fund, any registration of the Fund with the SEC or any state, or as the Trustees may consider necessary or desirable.

Under Massachusetts law, there is a possibility that shareholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trustees or any officer. The Declaration of Trust provides for indemnification out of Fund property of any shareholder charged or held personally liable for the obligations or liabilities of the Fund solely by reason of being or having been a shareholder of the Fund and not because of such shareholder’s acts or omissions or for some other reason. The Declaration of Trust also provides that the Fund shall, upon proper and timely request, assume the defense of any charge made against any shareholder as such for any obligation or liability of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.
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As determined by the Trustees without the vote or consent of shareholders, on any matter submitted to a vote of shareholders, either (a) each share of a Portfolio or class of shares is entitled to one vote, with fractional shares being entitled to proportionate fractional votes, or (b) each dollar of net asset value (number of shares owned times net asset value per share of such Portfolio or class of shares) shall be entitled to one vote, and each fractional dollar amount shall be entitled to a proportionate fractional vote. Shares do not have cumulative voting rights. The Declaration of Trust provides that on any matter submitted to a vote of the shareholders, all shares entitled to vote, irrespective of investment portfolio or class of shares, shall be voted in the aggregate and not by investment portfolio or class except that: (a) as to any matter with respect to which a separate vote of any investment portfolio is required by the 1940 Act or is required by attributes applicable to any investment portfolio or class of shares or is required by any Rule 12b-1 plan, such requirements as to a separate vote by the investment portfolio or share class shall apply in lieu of the aggregate voting as described above; (b) in the event that the separate vote requirements referred to in (a) above apply with respect to one or more investment portfolios or classes of shares, then subject to (c) below, the shares of all other investment portfolios shall vote as a single investment portfolio; and (c) as to any matter which does not affect the interest of a particular investment portfolio, only shareholders of the affected investment portfolio shall be entitled to vote thereon.

Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are identical or the matter does not affect any interest of the investment portfolio. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, Rule 18f-2 also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Fund voting together in the aggregate without regard to a particular investment portfolio.

Control persons are presumed to control a Portfolio for purposes of voting on matters submitted to a vote of shareholders due to their beneficial ownership of 25% or more of a Portfolio’s outstanding voting securities. As of December 1, 2018, the outstanding shares of the Predecessor Government Portfolio and the Short Duration Portfolio were 38,599,029.807 and 41,959,082.405, respectively. To the Fund’s knowledge, as of such date, the only entities which may have owned 5% or more of the outstanding shares of each of the Portfolios were as follows:

Registration Name	Percent (%) of Ownership
Ultra-Short Duration Portfolio (TCU Shares):
Suncoast Credit Union Attn: Accounting Department 6801 E. Hillsborough Avenue Tampa, FL 33610-4197	17.81%
Digital Federal Credit Union Attn: Diana Taxiera 220 Donald Lynch Boulevard P.O. Box 9130 Marlborough, MA 01752-9130	17.57%
Boeing Employees Credit Union Attn: Dave Houle 12770 Gateway Drive South Tukwila, WA 98168-3344	14.07%
Jeanne D’Arc Credit Union Attn: Mark Cochran 1 Tremont Place Lowell, MA 01854-3658	10.31%
SchoolsFirst FCU Attn: Michael Faulwell 2115 North Broadway Santa Ana, CA 9276-2613	9.09%
Visions Federal Credit Union Attn: Kenneth Burt 24 McKinley Avenue Endicott, NY 13760-5415	8.51%
Orange County’s Credit Union Attn: Greg Krause 1701 E. Saint Andrew Place Santa Ana, CA 92705-4934	7.33%
Ultra-Short Duration Portfolio (Investor Shares):
NASA Federal Credit Union Attn: Rhonda K. Bazey 500 Prince Georges Boulevard Upper Marlboro, MD 20774-8732	68.86%
MIT Federal Credit Union Attn: Brian DuCharme 700 Technology Square, Suite 2 Cambridge, MA 02139-3557	20.81%
Tewksbury Federal Credit Union Attn: Lisa Jones 752 Main Street Tewksbury, MA 01876-1836	6.89%
Short Duration Portfolio (TCU Shares):
Digital Federal Credit Union Attn: Diana Taxiera 220 Donald Lynch Boulevard P.O. Box 9130 Marlborough, MA 01752-9130	31.50%
SunCoast Credit Union Attn: Accounting Department 6801 E. Hillsborough Avenue Tampa, FL 33610-4197	16.43%
APCO Employees Credit Union Attn: Blane Mink 750 17th Street North Birmingham, AL 35203-2020	12.03%
SchoolsFirst FCU Attn: Michael Faulwell 2115 North Broadway Santa Ana, CA 92706-2613	10.30%
Short Duration Portfolio (Investor Shares):
USAlliance FCU Attn: Anthony Cerbone 411 Theodore Fremd Avenue, Suite 350 Rye, NY 10580	89.80%
Premier Community Credit Union Attn: Russel Hagen 3315 W. Benjamin Holt Drive Stockton, CA 95219-3560	10.20%
Two Trustees of the Fund are officers of credit unions that invest in the Portfolios. The approximate percentages of the Portfolios’ outstanding shares that were owned by these credit unions in the aggregate as of December 1, 2018 were as follows: Ultra-Short Duration Government Portfolio – 35.38% (Suncoast Credit Union owned 17.81% of the Portfolio’s outstanding TCU Shares and Digital Federal Credit Union owned 17.57% of the Portfolio’s outstanding TCU Shares); and Short Duration Portfolio – 47.93% (Digital Federal Credit Union owned 31.50% of the Portfolio’s outstanding TCU Shares and Suncoast Credit Union owned 16.43% of the Portfolio’s outstanding TCU Shares).

INCOME

The Portfolios each intend to declare a daily dividend (payable monthly) determined with the objective of distributing the majority of their net investment income (determined on a tax basis) while enhancing the stability of principal. Over the course of the fiscal year, dividends accrued and paid will constitute substantially all of the Portfolios’ net investment income. The amount of the dividend will reflect changes in interest rates (i.e., as interest rates increase, dividends will generally increase and as interest rates decline, dividends will generally be reduced). Because the Portfolios invest in mortgage-related securities that are subject to prepayments, the Fund cannot predict precisely the amount of principal and interest that a Portfolio will receive. Therefore, at times, a Portfolio may distribute amounts above current income levels, which will constitute a return of capital.

Net investment income of each Portfolio or class of shares consists of: (i) interest accrued, discount accreted on certain Portfolio securities and any general income of the Fund allocated to such Portfolio or class of shares less (ii) the sum of premiums amortized on certain Portfolio securities and the estimated expenses of such Portfolio or class of shares. Original issue discounts (“OID”) on debt securities are accreted to interest income over the life of the security with a corresponding increase in the cost basis of that security.
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Generally, paydown gains and losses are recorded as increases (paydown gains) or decreases (paydown losses) against capital gains for tax purposes. Effective starting with the fiscal year ended August 31, 2004, the Ultra-Short Duration and Short Duration Portfolios have elected to amortize market premiums on portfolio securities for tax purposes based on the securities’ yield to maturity. Such amortization reduces taxable ordinary income available for distribution.

The net investment income of the Portfolios or classes of shares is determined by Fund Services on a daily basis. On days on which NAV is calculated, this determination is made immediately prior to the calculation of the Portfolios’ or classes of shares’ NAV.

 Payment of dividends with respect to net investment income will be paid on the last calendar day of each month in additional shares of the applicable Portfolio or class of shares at the NAV per share on such day, unless cash distributions are elected, in which case payment will be made by Federal Reserve wire on the first business day of the succeeding month.

Pursuant to the provisions of the Code, each Portfolio intends to distribute substantially all of its net investment company taxable income each year. The amount of these income distributions to shareholders, which are calculated in accordance with relevant tax requirements, can often differ from the amount of a Portfolio’s net investment income for financial reporting purposes, which is calculated in accordance with generally accepted accounting principles.

ADJUSTABLE AND FIXED RATE MORTGAGE LOANS AND
MORTGAGE-RELATED SECURITIES

The Nature of Adjustable and Fixed Rate Mortgage Loans

The following is a general description of the adjustable and fixed rate mortgage loans which may be expected to underlie the mortgage-related securities in which the Portfolios may invest. The actual mortgage loans underlying any particular issue of mortgage-related securities may differ materially from those described below.

Adjustable Rate Mortgage Loans (“ARMs”). The Portfolios may invest in ARMs. ARMs included in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the “Mortgage Interest Rates”) may be subject to periodic adjustment based on changes in the applicable index rate (the “Index Rate”). The adjusted rate would be equal to the Index Rate plus a fixed percentage spread over the Index Rate established for each ARM at the time of its origination. ARMs allow a Portfolio to participate in increases in interest rates through periodic increases in the securities’ coupon rates. During periods of declining interest rates, coupon rates may readjust downward resulting in lower yields for the Portfolio.

Adjustable interest rates can cause payment increases that some mortgagors may find difficult to make. However, certain ARMs provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the “Maximum Adjustment”). Other ARMs (“Negatively Amortizing ARMs”) may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments that are more or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization, and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to accumulate equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or “accelerated amortization”) further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payments protect borrowers from unlimited interest rate and payment increases, but may result in increased credit exposure and prepayment risks for lenders.

ARMs also have the risk of prepayments. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. The value of mortgage-related securities that are structured as pass-through mortgage securities collateralized by ARMs is less likely to rise during periods of declining interest rates than the value of fixed-rate securities during such periods. Accordingly, ARMs may be subject to a greater rate of principal repayments in a declining interest rate environment resulting in lower yields to a Portfolio. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates (than if prevailing interest rates remain constant or increase) because the availability of low fixed-rate mortgages may encourage mortgagors to refinance their ARMs to “lock-in” a fixed-rate mortgage. On the other hand, during periods of rising interest rates, the value of ARMs will lag behind changes in the market rate. ARMs are also typically subject to maximum increases and decreases in the interest rate adjustment which can be made on any one adjustment date, in any one year, or during the life of the security. In the event of dramatic increases or decreases in prevailing market interest rates, the value of a Portfolio’s investment in ARMs may fluctuate more substantially since these limits may prevent the security from fully adjusting its interest rate to the prevailing market rates. As with fixed-rate mortgages, ARM prepayment rates vary in both stable and changing interest rate environments.
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There are two main categories of indices that provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Indices commonly used for this purpose include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds Index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of ARMs held by the Portfolios and, therefore, in the net asset value of the Portfolios’ shares, will be a fraction of the length of the interest rate reset periods and the degree of volatility in the applicable indices.

Fixed Rate Mortgage Loans. The Portfolios may invest in fixed rate mortgage loans. Generally, fixed rate mortgage loans included in mortgage pools (the “Fixed Rate Mortgage Loans”) will bear simple interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years. Fixed Rate Mortgage Loans generally provide for monthly payments of principal and interest in substantially equal installments for the term of the mortgage note in sufficient amounts to fully amortize principal by maturity, although certain Fixed Rate Mortgage Loans provide for a large final “balloon” payment upon maturity.

Legal Considerations of Mortgage Loans. The following is a discussion of certain legal and regulatory aspects of the ARMs and Fixed Rate Mortgage Loans expected to underlie the mortgage-related securities in which the Portfolios may invest. This discussion is not exhaustive, and does not address all of the legal or regulatory aspects affecting ARMs and Fixed Rate Mortgage Loans. These regulations may impair the ability of a mortgage lender to enforce its rights under the mortgage documents. These regulations may adversely affect the Portfolios’ investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or sponsored enterprises (“U.S. Government Securities”) by delaying the Portfolios’ receipt of payments derived from principal or interest on mortgage loans affected by such regulations.

1.
Foreclosure. A foreclosure of a defaulted mortgage loan may be delayed due to compliance with statutory notice or service of process provisions, difficulties in locating necessary parties or legal challenges to the mortgagee’s right to foreclose. Depending upon market conditions, the ultimate proceeds of the sale of foreclosed property may not equal the amounts owed on the mortgage loan. Furthermore, courts in some cases have imposed general equitable principles upon foreclosure generally designed to relieve the borrower from the legal effect of default and have required lenders to undertake affirmative and expensive actions to determine the causes for the default and the likelihood of loan reinstatement.

2.
Rights of Redemption. In some states, after foreclosure of a mortgage loan, the borrower and foreclosed junior lienors are given a statutory period in which to redeem the property, which right may diminish the mortgagee’s ability to sell the property.

3.
Legislative Limitations. In addition to anti-deficiency and related legislation, numerous other federal and state statutory provisions, including the federal bankruptcy laws and state laws affording relief to debtors, may interfere with or affect the ability of a secured mortgage lender to enforce its security interest. For example, a bankruptcy court may grant the debtor a reasonable time to cure a default on a mortgage loan, including payment default. The court in certain instances may also reduce the monthly payments due under such mortgage loan, change the rate of interest, reduce the principal balance of the loan to the then-current appraised value of the related mortgage property, alter the mortgage loan repayment schedule and grant priority to certain liens over the lien of the mortgage loan. If a court relieves a borrower’s obligation to repay amounts otherwise due on a mortgage loan, the mortgage loan servicer will not be required to advance such amounts, and any loss may be borne by the holders of securities backed by such loans. In addition, numerous federal and state consumer protection laws impose penalties for failure to comply with specific requirements in connection with origination and servicing of mortgage loans.

4.
“Due-on-Sale” Provisions. Fixed rate mortgage loans may contain a so-called “due-on-sale” clause permitting acceleration of the maturity of the mortgage loan if the borrower transfers the property. The Garn-St. Germain Depository Institutions Act of 1982 sets forth nine specific instances in which no mortgage lender covered by that Act may exercise a “due-on-sale” clause upon a transfer of property. The inability to enforce a “due-on-sale” clause or the lack of such a clause in mortgage loan documents may result in a mortgage loan being assumed by a purchaser of the property that bears an interest rate below the current market rate.

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5.
Usury Laws. Some states prohibit charging interest on mortgage loans in excess of statutory limits. If such limits are exceeded, substantial penalties may be incurred and, in some cases, enforceability of the obligation to pay principal and interest may be affected.

6.
Recent Governmental Action and Proposed Legislation and Regulation. The rise in the rate of foreclosures of properties in certain states or localities has resulted in legislative, regulatory and enforcement action in such states or localities seeking to prevent or restrict foreclosures, particularly in respect of residential mortgage loans. Actions have also been brought against issuers and underwriters of residential mortgage-related securities collateralized by such residential mortgage loans and investors in such residential mortgage-related securities. Legislative or regulatory initiatives by federal, state or local legislative bodies or administrative agencies, if enacted or adopted, could delay foreclosure or the exercise of other remedies, provide new defenses to foreclosure, or otherwise impair the ability of the loan servicer to foreclose or realize on a defaulted residential mortgage loan included in a pool of residential mortgage loans backing such residential mortgage-related securities. While the nature or extent of limitations on foreclosure or exercise of other remedies that may be enacted cannot be predicted, any such governmental actions that interfere with the foreclosure process could increase the costs of such foreclosures or exercise of other remedies in respect of residential mortgage loans which collateralize mortgage-related securities held by the Portfolios, delay the timing or reduce the amount of recoveries on defaulted residential mortgage loans which collateralize mortgage-related securities held by the Portfolios, and consequently, could adversely impact the yields and distributions a Portfolio may receive in respect of its ownership of mortgage-related securities collateralized by residential mortgage loans. For example, the Helping Families Save Their Homes Act of 2009 authorizes bankruptcy courts to assist bankrupt borrowers by restructuring residential mortgage loans secured by a lien on the borrower’s primary residence. Bankruptcy judges are permitted to reduce the interest rate of the bankrupt borrower’s residential mortgage loan, extend its term to maturity to up to 40 years or take other actions to reduce the borrower’s monthly payment. As a result, the value of, and the cash flows in respect of, the mortgage-related securities collateralized by these residential mortgage loans may be adversely impacted, and, as a consequence, a Portfolio’s investment in such mortgage-related securities could be adversely impacted. Other federal legislation, including the Home Affordability Modification Program (“HAMP”), encourages servicers to modify residential mortgage loans that are either already in default or are at risk of imminent default. Furthermore, HAMP provides incentives for servicers to modify residential mortgage loans that are contractually current. This program, as well as other legislation and/or governmental intervention designed to protect consumers, may have an adverse impact on servicers of residential mortgage loans by increasing costs and expenses of these servicers while at the same time decreasing servicing cash flows. Such increased financial pressures may have a negative effect on the ability of servicers to pursue collection on residential mortgage loans that are experiencing increased delinquencies and defaults and to maximize recoveries on the sale of underlying residential mortgaged properties following foreclosure. Other legislative or regulatory actions include insulation of servicers from liability for modification of residential mortgage loans without regard to the terms of the applicable servicing agreements. The foregoing legislation and current and future governmental regulation activities may have the effect of reducing returns to a Portfolio to the extent it has invested in mortgage-related securities collateralized by these residential mortgage loans.

Mortgage-Related Securities

Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

The investment characteristics of adjustable and fixed rate mortgage-related securities differ from those of traditional fixed income securities. The major differences include the payment of interest and principal of mortgage-related securities on a more frequent (usually monthly) schedule, and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. As a result, if a Portfolio purchases mortgage-related securities at a premium, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect, increasing yield to maturity and market value. Conversely, if a Portfolio purchases mortgage-related securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity and market value.

Prepayments on a pool of mortgage loans are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors (such as changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ equity in the mortgage properties and servicing decisions). The timing and level of prepayments cannot be predicted. A predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on outstanding mortgage loans and prevailing mortgage loan interest rates (giving consideration to the cost of any refinancing). Generally, prepayments on mortgage loans will increase during a period of falling mortgage interest rates and decrease during a period of rising mortgage interest rates. Accordingly, the amounts of prepayments available for reinvestment by a Portfolio are likely to be greater during a period of declining mortgage interest rates. If general interest rates decline, such prepayments are likely to be reinvested at lower interest rates than the Portfolio was earning on the mortgage-related securities that were prepaid. Due to these factors, mortgage-related securities may be less effective than U.S. Treasury and other types of debt securities of similar maturity at maintaining yields during periods of declining interest rates. Because the Portfolios’ investments are interest-rate sensitive, each Portfolio’s performance will depend in part upon the ability of a Portfolio to anticipate and respond to fluctuations in market interest rates and to utilize appropriate strategies to maximize returns to the Portfolio, while attempting to minimize the associated risks to its investment capital. Prepayments may have a disproportionate effect on certain mortgage-related securities and other multiple class pass-through securities, which are discussed below.
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The rate of interest paid on mortgage-related securities is normally lower than the rate of interest paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as the Government National Mortgage Association (“GNMA”), and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-related securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-related securities and this delay reduces the effective yield to the holder of such securities.

The issuers of certain mortgage-backed obligations may elect to have the pool of mortgage loans (or indirect interests in mortgage loans) underlying the securities treated as a real estate mortgage investment conduit (“REMIC”), which is subject to special federal income tax rules.

A description of the types of mortgage-related securities in which the Portfolios may invest is provided below. The descriptions are general and summary in nature, and do not detail every possible variation of the types of securities that are permissible investments for the Portfolios.

1. Government Mortgage-Related Securities

As stated in the Prospectus, certain mortgage-related securities acquired by the Portfolios will be issued or guaranteed by the U.S. government or one of its agencies, instrumentalities or sponsored enterprises, such as GNMA, the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) (collectively, “Government Mortgage-Related Securities”). Each Portfolio may invest in Government Mortgage-Related Securities. GNMA securities are backed by the full faith and credit of the U.S. government, which means that the U.S. government guarantees that the interest and principal will be paid when due. FNMA securities and FHLMC securities are not backed by the full faith and credit of the U.S. government; however, because of the ability of FNMA and FHLMC to borrow from the U.S. Treasury Department (the “Treasury”), historically they have generally been viewed by the market as high quality securities with low credit risks. There are several types of guaranteed mortgage-related securities currently available, including guaranteed mortgage pass-through certificates and multiple-class securities, which include guaranteed REMIC and CMO pass-through certificates. The Portfolios will be permitted to invest in other types of Government Mortgage-Related Securities that may be available in the future to the extent such investment is consistent with their respective investment policies and objectives. Under certain interest rate and prepayment scenarios, a Portfolio may fail to recoup fully its investment in Government Mortgage-Related Securities.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating Federal sponsorship of FNMA and FHLMC. The Fund cannot predict what legislation, if any, may be proposed in the future in Congress as regards such sponsorship or which proposals, if any, might be enacted. Such proposals, if enacted, might materially and adversely affect the availability of Government Mortgage-Related Securities and the Portfolios’ liquidity and value. In addition, many U.S. Government Securities purchased by the Portfolios, including those issued by FNMA and FHLMC, are not backed by the full faith and credit of the United States. The maximum potential liability of FNMA and FHLMC may greatly exceed their current resources, including their legal right to support from the Treasury.

GNMA Certificates. GNMA is a wholly owned corporate instrumentality of the United States. GNMA is authorized to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration (“FHA”), or guaranteed by the Veterans Administration (“VA”), or by pools of other eligible mortgage loans. In order to meet its obligations under any guaranty, GNMA is authorized to borrow from the Treasury in an unlimited amount. The National Housing Act provides that the full faith and credit of the United States is pledged to the timely payment of principal and interest by GNMA of amounts due on GNMA certificates.

FNMA Certificates. FNMA is a stockholder-owned corporation chartered under an act of the United States Congress. Generally, FNMA Certificates are issued and guaranteed by FNMA and represent an undivided interest in a pool of mortgage loans (a “Pool”) formed by FNMA. A Pool consists of residential mortgage loans either previously owned by FNMA or purchased by it in connection with the formation of the Pool. The mortgage loans may be either conventional mortgage loans (i.e., not insured or guaranteed by any U.S. government agency) or mortgage loans that are either insured by the FHA or guaranteed by the VA. However, the mortgage loans in FNMA Pools are primarily conventional mortgage loans. The lenders originating and servicing the mortgage loans are subject to certain eligibility requirements established by FNMA.
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FNMA has certain contractual responsibilities. With respect to each Pool, FNMA is obligated to distribute scheduled installments of principal and interest after FNMA’s servicing and guaranty fee, whether or not received, to certificate holders. FNMA is also obligated to distribute to holders of certificates an amount equal to the full principal balance of any foreclosed mortgage loan, whether or not such principal balance is actually recovered. The obligations of FNMA under its guaranty of the FNMA certificates are obligations solely of FNMA. See “Recent Events Relating to FHLMC and FNMA.”

FHLMC Certificates. FHLMC is a publicly held U.S. government sponsored enterprise. A principal activity of FHLMC currently is the purchase of first lien, conventional, residential and multi-family mortgage loans and participation interests in such mortgage loans and their resale in the form of mortgage securities, primarily FHLMC certificates. A FHLMC certificate represents a pro rata interest in a group of mortgage loans or participations in mortgage loans (a “FHLMC certificate group”) purchased by FHLMC.

FHLMC guarantees to each registered holder of a FHLMC certificate the timely payment of interest at the rate provided for by such certificate (whether or not received on the underlying loans). FHLMC also guarantees to each registered certificate holder ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. The obligations of FHLMC under its guaranty of FHLMC certificates are obligations solely of FHLMC. See “Recent Events Relating to FHLMC and FNMA.”

The mortgage loans underlying the FHLMC certificates will consist of adjustable rate or fixed rate mortgage loans with original terms of maturity of up to forty years. These mortgage loans are usually secured by first liens on one to four-family residential properties or multi-family projects. Each mortgage loan must meet the applicable standards set forth in the law creating FHLMC. A FHLMC certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another FHLMC certificate group.

2. Multiple Class Pass-Through Securities and Collateralized Mortgage Obligations

The Portfolios may also invest in multiple class mortgage-related securities, including collateralized mortgage obligations and REMIC pass-through or participation certificates (collectively, “CMOs”). These multiple class securities may be Government Mortgage-Related Securities issued by the U.S. government, its agencies, instrumentalities or sponsored enterprises, including FNMA and FHLMC. In general, CMOs represent direct ownership interests in a pool of residential mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as “regular” interests or “residual” interests. The Portfolios may not purchase residual interests, but may purchase other types of interests, including those described below.

Each class of a CMO, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying a CMO may cause some or all of the classes of the CMO to be retired substantially earlier than its final distribution date.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO in various ways. In certain structures (known as “sequential pay” CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of the CMO in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final scheduled distribution date have been paid in full.

Additional structures of CMOs include, among others, “parallel pay” CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

A wide variety of CMOs may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which do not accrue interest at a specified rate until all other certificates having an earlier final scheduled distribution date have been retired and such Z-Bonds are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay CMOs which generally require that specified amounts of principal be applied on each payment date to one or more classes of a CMO (the “PAC Certificates”), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the CMOs. If prepayment rates stay within a specified range, the scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.
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FNMA CMOs are issued and guaranteed as to timely distribution of principal and interest by FNMA. In addition, FNMA will be obligated to distribute the principal balance of each class of CMO in full, whether or not sufficient funds are otherwise available.

For FHLMC CMOs, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates (“PCs”). PCs represent undivided interests in specified level payment, residential mortgages or participations therein purchased by FHLMC and placed in a PC pool. With respect to principal payments on PCs, FHLMC generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction but the receipt of the required payments may be delayed. FHLMC also guarantees timely payment of principal on certain PCs, referred to as “Gold PCs.”

 Some CMOs may have interest rates that reset periodically. Some of these interest rates may be leveraged in that new rates are based on a multiple of a specified index or change inversely to changes in a specified index. Some CMOs may be subject to an interest rate cap or floor, which limit the maximum or minimum rates paid on the CMO.

The Portfolios may not invest in stripped mortgage-backed securities (“SMBS”) or securities that represent interests in SMBS except as follows. The Portfolios may invest in and hold exchangeable collateralized mortgage obligations (exchangeable CMOs) representing beneficial ownership interests in one or more interest-only classes of a CMO (“IO CMOs”) or principal-only classes of a CMO (“PO CMOs”) if:

(i)
At the time of purchase, the ratio of the market price to the remaining principal balance is between 0.8 and 1.2, meaning that the discount or premium of the market price to par must be less than 20 points; and

(ii)
The offering circular or other official information available at the time of purchase indicates that the notional principal on each underlying IO CMO should decline at the same rate as the principal on one or more of the underlying non-IO CMOs, and that the principal on each underlying PO CMO should decline at the same rate as the principal, or notional principal, on one or more of the underlying non-PO CMOs.

The Portfolios may exercise the exchange option of an exchangeable CMO only if all of the underlying CMOs are permissible investments for the Portfolio. In addition, the Portfolios may accept an exchangeable CMO representing beneficial ownership interests in one or more IO CMOs or PO CMOs as an asset associated with an investment repurchase transaction or as collateral in a securities lending transaction. When the exchangeable CMO is associated with one of these two types of transactions, it need not conform to the conditions stated above.

Events Relating to the Mortgage-Related Securities Markets and the Overall Economy

The unprecedented disruption in the residential mortgage-related securities market (and in particular, the “subprime” residential mortgage market), the broader mortgage-related securities market and the asset-backed securities market in 2008-2009 resulted in downward price pressures and increasing foreclosures and defaults in residential and commercial real estate. Recently, the global markets have also seen an increase in volatility due to uncertainty surrounding the level and sustainability of sovereign debt of certain countries that are part of the European Union (“EU”), including Greece, Spain, Portugal, Ireland and Italy, as well as the sustainability of the EU itself. In June of 2016, the United Kingdom (“UK”) held a referendum election and voters elected to withdraw from the EU. The UK invoked Article 50 of the Lisbon Treaty on March 29, 2017 and is currently scheduled to withdraw from the EU on March 29, 2019. It is unclear what the potential consequences may be. In addition, it is possible that measures could be taken to revote the issue of the withdrawal, or that regions of the UK could seek to separate and remain a part of the EU. As a result of the withdrawal referendum, the Portfolio may be exposed to volatile trading markets and significant and unpredictable currency fluctuations over a short period of time, and potentially lower economic growth in the UK, Europe and globally. Securities issued by companies domiciled in the UK could be subject to changing regulatory and tax regimes. Banking and financial services companies that operate in the UK or EU could be disproportionately impacted by these actions. Additionally, Greece has experienced political pressure to hold a similar referendum election. Further insecurity in EU membership or the abandonment of the euro could exacerbate market and currency volatility and negatively impact the Portfolio’s investments in securities issued by companies located in EU countries. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.  Additionally, recent concerns over the level and sustainability of the sovereign debt of the United States have aggravated this volatility. No assurance can be made that this uncertainty will not lead to further disruption of the credit markets in the United States or around the globe. These events, coupled with the general global economic downturn, have resulted in a substantial level of uncertainty in the financial markets, particularly with respect to mortgage-related investments.
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The continuation or worsening of this general economic downturn may lead to further declines in income from, or the value of, real estate, including the real estate which secures the mortgage-related securities held by the Portfolios. Additionally, a lack of credit liquidity, adjustments of mortgages to higher rates and decreases in the value of real property have occurred and may continue to occur or worsen, and potentially prevent borrowers from refinancing their mortgages, which may increase the likelihood of default on their mortgage loans. These economic conditions, coupled with high levels of real estate inventory and elevated incidence of underwater mortgages, may also adversely affect the amount of proceeds the holder of a mortgage loan or mortgage-related securities (including the mortgage-related securities in which the Portfolios may invest) would realize in the event of a foreclosure or other exercise of remedies. Moreover, even if such mortgage-related securities are performing as anticipated, the value of such securities in the secondary market may nevertheless fall or continue to fall as a result of deterioration in general market conditions for such mortgage-related securities or other asset-backed or structured products. Trading activity associated with market indices may also drive spreads on those indices wider than spreads on mortgage-related securities, thereby resulting in a decrease in value of such mortgage-related securities, including the mortgage-related securities owned by the Portfolios.

The U.S. government, the Federal Reserve, the Treasury, the SEC, the Federal Deposit Insurance Corporation (the “FDIC”) and other governmental and regulatory bodies have taken or are considering taking actions to address the financial crisis. These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act” (the “Dodd-Frank Act”), which was signed into law on July 21, 2010 and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC, which, if enacted, would significantly alter the manner in which asset-backed securities, including mortgage-related securities, are issued. Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on any of the mortgage-related securities held by the Portfolios is unknown. There can be no assurance that these measures will not have an adverse effect on the value or marketability of any mortgage-related securities held by the Portfolios. Furthermore, no assurance can be made that the U.S. government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

Among its other provisions, the Dodd-Frank Act creates a liquidation framework under which the FDIC may be appointed as receiver following a “systematic risk determination” by the Secretary of the Treasury (in consultation with the President) for the resolution of certain nonbank financial companies and other entities, defined as “covered financial companies,” and commonly referred to as “systemically important entities,” in the event such a company is in default or in danger of default and the resolution of such a company under other applicable law would have serious adverse effects on the financial stability in the United States, and also for the resolution of certain of their subsidiaries. No assurances can be given that this new liquidation framework would not apply to the originators of asset-backed securities, including mortgage-related securities, or their respective subsidiaries, including the issuers and depositors of such securities, although the expectation embedded in the Dodd-Frank Act is that the framework will be invoked only very rarely. Recent guidance from the FDIC indicates that such new framework will largely be exercised in a manner consistent with the existing bankruptcy laws, which is the insolvency regime that would otherwise apply to the sponsors, depositors and issuing entities with respect to asset-backed securities, including mortgage-related securities. The application of such liquidation framework to such entities could result in decreases or delays in amounts paid on, and hence the market value of, the mortgage-related or asset-backed securities that are owned by a Portfolio.

An increase in delinquencies, defaults and losses on residential mortgage loans may affect the performance of the mortgage-related securities in which the Portfolios may invest. Mortgage loans backing non-agency mortgage-related securities are more sensitive to economic factors that could affect the ability of borrowers to pay their obligations under the mortgage loans backing these securities. In addition, a decline in housing prices and appraisal values may result in additional increases in delinquencies and losses on mortgage-related securities generally (including the mortgage-related securities in which the Portfolios may invest as described above).

The foregoing adverse changes in market conditions and regulatory climate may reduce the cash flow which the Portfolios investing in such mortgage-related securities receive from such securities and increase the incidence and severity of credit events and losses in respect of such securities. In addition, interest rate spreads for mortgage-related securities have widened and are more volatile when compared to the recent past due to these adverse changes in market conditions. In the event that interest rate spreads for mortgage-related securities continue to widen following the purchase of such assets by the Portfolios, the market value of such securities is likely to decline and, in the case of a substantial spread widening, could decline by a substantial amount. Furthermore, these adverse changes in market conditions have resulted in a severe liquidity crisis in the market for mortgage-related securities (including the mortgage-related securities in which the Portfolios may invest) and increasing unwillingness by banks, financial institutions and investors to extend credit to servicers, originators and other participants in the mortgage-related securities market for these securities and other asset-backed securities. As a result, the liquidity and/or the market value of any mortgage-related securities that are owned by the Portfolios may experience further declines after they are purchased by the Portfolios.
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OTHER INVESTMENT PRACTICES, SECURITIES AND RISKS

Each of the Portfolios has a distinct investment objective and policies. The Portfolios are diversified, open-end management investment company (as defined in 1940 Act). Additional information about the Portfolios, their policies, and the investment instruments they may hold, is provided below.

U. S. Government Securities

The Portfolios may invest in U.S. government securities, which are securities issued or guaranteed by the U.S. government or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”). Some U.S. Government Securities (such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance) are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises, are supported either by (i) the right of the issuer to borrow from the Treasury, (ii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer or (iii) only the credit of the issuer.  The U.S. government is under no legal obligation, in general, to purchase the obligations of its agencies, instrumentalities or sponsored enterprises. No assurance can be given that the U.S. government will provide financial support to the U.S. government agencies, instrumentalities or sponsored enterprises in the future, and the U.S. government may be unable to pay debts when due.

U.S. Treasury obligations include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury that are traded independently under the separate trading of registered interest and principal of securities program (“STRIPS”).

U.S. Government Securities are deemed to include (to the extent consistent with the 1940 Act): (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, instrumentalities or sponsored enterprises; and (ii) participations in loans made to foreign governments or their agencies that are guaranteed as to principal and interest by the U.S. government or its agencies, instrumentalities or sponsored enterprises. The secondary market for certain of these participations is extremely limited. In the absence of a suitable secondary market, such participations are regarded as illiquid.

Custodial Receipts

The Portfolios may invest in custodial receipts in respect of securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, sponsored enterprises, political subdivisions or authorities. Such custodial receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, sponsored enterprises, political subdivisions or authorities. These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investors Growth Receipts” (“TIGRs”) and “Certificates of Accrual on Treasury Securities” (“CATS”). For certain securities law purposes, custodial receipts are not considered U.S. Government Securities.

Lending of Portfolio Securities

The Portfolios may seek to increase their income by lending portfolio securities to institutions, such as banks and broker-dealers. These loans will be continuously and fully collateralized (with a perfected first priority) by cash, cash equivalents or U.S. Government Securities in an amount at least equal to the market value of the securities loaned. Each Portfolio will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. A Portfolio may lend its securities only pursuant to a written loan and security agreement with the borrower and must receive written confirmation of any loan. Any investments purchased with the cash (as well as other cash received in connection with the loan) must be permissible for federally-chartered credit unions and must mature no later than the maturity of the transaction. For the duration of a loan, each Portfolio will continue to receive the equivalent of the interest paid by the issuer on the securities loaned and will also receive compensation from investment of the collateral. Each Portfolio will not have the right to vote any securities having voting rights during the existence of the loan, but each Portfolio will have the right to call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially. However, the loans will be made only to firms deemed by ALM First to be of good standing, and when, in its judgment, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. If ALM First determines to make securities loans, it is expected that during the current fiscal year such loans will not exceed 5% of a Portfolio’s net assets.

Bank Obligations

The Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by U.S. or foreign banks with total assets exceeding $1 billion but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder. Bank obligations may include certificates of deposit, bankers’ acceptances, bank notes, deposit notes, and other obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Obligations of foreign branches of U.S. banks include fixed time deposits. Generally, fixed time deposits are not payable until maturity but may permit early withdrawal subject to penalties, which vary depending upon market conditions and the remaining maturity of the obligations.

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The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Obligations of foreign branches of U.S. banks involve investment risks in addition to those of domestic obligations of domestic issuers, including the possibility that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable domestic obligations of domestic issuers, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations or that deposits may be seized or nationalized.

Inverse Floating Rate Securities

The Portfolios may, to the extent permitted by the National Credit Union Administration (“NCUA”), invest in leveraged inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio’s 15% limitation on investments in such securities.

Repurchase Agreements

Each Portfolio may enter into repurchase agreements with securities dealers and banks. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. Although the securities subject to the repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Portfolio’s acquisition of the securities and normally would be within a shorter period of time. The Portfolios generally intend to enter into repurchase agreements that terminate within seven days’ notice by a Portfolio. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Portfolio’s money will be invested in the securities, and will not be related to the coupon rate of the purchased securities. During the term of the repurchase agreement, ALM First will require the seller to maintain the value of the securities subject to the agreement in an amount that equals or exceeds the repurchase price.

For purposes of the 1940 Act, and generally for tax purposes, a repurchase agreement is deemed to be a loan from a Portfolio to the seller of the securities. It is not clear whether for other purposes a court would consider the securities purchased by a Portfolio subject to a repurchase agreement as being owned by the Portfolio or as being collateral for a loan by the Portfolio to the seller.

If, in the event of bankruptcy or insolvency proceedings concerning the seller of the securities, a court holds that a Portfolio does not have a perfected security interest in the securities, the Portfolio may be required to return the securities to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Portfolio would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Portfolios utilize custodians and subcustodians that ALM First believes follow customary securities industry practice with respect to repurchase agreements; however, because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, a Portfolio may encounter delay and incur costs before being able to sell the securities. Such a delay may involve loss of interest or a decline in the value of the securities or other collateral, in which case a Portfolio may not recover the full amount it paid for the securities.

A Portfolio that enters into a repurchase agreement bears the risk that the seller may fail to repurchase the security, whether or not the seller is bankrupt or insolvent. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Portfolio will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

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Certain Additional Information with Respect to FHLMC and FNMA

The volatility and disruption that impacted the capital and credit markets during late 2008 and into 2009 have led to increased market concerns about the ability of FHLMC and FNMA to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 6, 2008, both FHLMC and FNMA were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”). Under the plan of conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of FHLMC and FNMA, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to (1) take over the assets of and operate FHLMC and FNMA with all the powers of the shareholders, the directors, and the officers of FHLMC and FNMA and conduct all business of FHLMC and FNMA; (2) collect all obligations and money due to FHLMC and FNMA; (3) perform all functions of FHLMC and FNMA which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of FHLMC and FNMA; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator. In addition, in connection with the actions taken by the FHFA, the Treasury entered into certain preferred stock purchase agreements with each of FHLMC and FNMA which established the Treasury as the holder of a new class of senior preferred stock in each of FHLMC and FNMA, which stock was issued in connection with financial contributions from the Treasury to FHLMC and FNMA. The conditions attached to the financial contribution made by the Treasury to FHLMC and FNMA and the issuance of this senior preferred stock placed significant restrictions on the activities of FHLMC and FNMA. FHLMC and FNMA must obtain the consent of the Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock issued to the Treasury, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions were placed on the maximum size of each of FHLMC’s and FNMA’s respective portfolios of mortgages and mortgage-backed securities, and the purchase agreements entered into by FHLMC and FNMA provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. On June 16, 2010, FHFA ordered FNMA and FHLMC’s stock de-listed from the New York Stock Exchange (“NYSE”) after the price of common stock in FNMA fell below the NYSE minimum average closing price of $1 for more than 30 days.

The future status and role of FHLMC and FNMA could be impacted by (among other things) the actions taken and restrictions placed on FHLMC and FNMA by the FHFA in its role as conservator, the restrictions placed on FHLMC’s and FNMA’s operations and activities as a result of the senior preferred stock investment made by the Treasury, market responses to developments at FHLMC and FNMA, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by FHLMC and FNMA, including any such mortgage-backed securities held by the Portfolio.

Other Investment Companies

The Short Duration Portfolio may invest in securities of other investment companies subject to the limitations prescribed by the 1940 Act and the rules thereunder. These limitations generally include a prohibition on the Portfolio acquiring more than 3% of the voting securities of any other investment company, and a prohibition on investing more than 5% of the Portfolio’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. The Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have investment objectives, policies and/or restrictions that limit their investments to those authorized for federally chartered credit unions. Pursuant to an exemptive order obtained from the SEC, other investment companies in which the Portfolio may invest include money market funds which the Investment Adviser, ALM First or any of their affiliates serves as investment adviser, administrator or distributor.

Zero Coupon Securities

The Portfolios may purchase zero coupon securities as described in the Prospectus that are issued at a discount to their face value. The zero coupon securities will not have maturity dates of more than ten years from the settlement date. The discount approximates the total amount of interest the securities will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon securities do not require the periodic payment of interest. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but some also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations that provide for regular payments of interest. Each Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio’s distribution obligations.

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When-Issued Transactions

Each Portfolio may purchase or sell securities in when-issued transactions. In when-issued transactions, the payment obligation and the interest rate are fixed on the trade date, although no interest accrues to the purchaser prior to the settlement date. Consistent with the requirements of the 1940 Act, securities purchased on a when-issued basis are recorded as an asset (with the purchase price being recorded as a liability) and are subject to changes in value based upon changes in the general level of interest rates. At the time of delivery of the security, the value may be more or less than the transaction price. To the extent that a Portfolio remains substantially fully invested at the same time that it has entered into such transactions, which it would normally expect to do, there will be greater fluctuations in the market value of its net assets than if such Portfolio set aside cash to satisfy its purchase commitment. However, the Portfolio will segregate liquid assets at least equal in value to commitments for when-issued securities. When a Portfolio engages in a commitment to purchase or sell securities, the Portfolio relies on the seller or buyer, as the case may be, to consummate the transaction. Failure to consummate the transaction may result in the Portfolio missing the opportunity of obtaining a price or yield considered to be advantageous.

Mortgage Dollar Rolls

The Portfolios may enter into mortgage dollar rolls in which a Portfolio sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date. Delivery for all purchases and sales of securities will be by regular-way settlement. During the roll period, a Portfolio loses the right to receive principal and interest paid on the securities sold. However, the Portfolio would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. All cash proceeds will be invested in instruments that are permissible investments for a Portfolio. Such Portfolio will segregate until the settlement date cash, U.S. Government Securities or other liquid assets in an amount equal to the forward purchase price.

Mortgage dollar rolls involve the following risks: (a) if the broker-dealer to whom a Portfolio sells the security becomes insolvent, the Portfolio’s right to purchase or repurchase the mortgage-related securities may be restricted; and (b) the instrument which the Portfolio is required to repurchase may be worth less than an instrument which the Portfolio originally held.  Successful use of mortgage dollar rolls may depend upon the Investment Adviser’s ability to predict correctly interest rates and mortgage prepayments.  For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed. The use of this technique may diminish the investment performance of a Portfolio compared with what such performance would have been without the use of mortgage dollar rolls.

Portfolio Turnover

Each Portfolio may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for fixed income securities, or for other reasons. It is anticipated that the portfolio turnover rate of each Portfolio will vary from year to year.

A Portfolio may sell an instrument soon after its acquisition if ALM First believes that such disposition is consistent with attaining the investment objectives of the Portfolio. Instruments held by a Portfolio may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such instruments.

Portfolio turnover rate is computed by dividing the lesser of the amount of securities purchased or securities sold (excluding all securities whose maturities at acquisition are one year or less) by the average monthly value of such securities owned during the year, and includes purchase and sale transactions entered into in connection with mortgage dollar rolls. A 100% turnover rate would occur, for example, if all of the securities held in such Portfolio were sold and replaced within one year. The rate at which Portfolio transactions occur will depend upon ALM First’s perception of how market conditions will affect such Portfolio.

ALM First will not consider portfolio turnover a limiting factor in making investment decisions for a Portfolio consistent with such Portfolio’s investment objective and such Portfolio’s investment management policies. A higher degree of portfolio turnover results in increased transaction costs to such Portfolio in the form of dealer spreads.

In connection with the strategy and name change for the Ultra-Short Duration Portfolio that took effect on December 31, 2018, the Ultra-Short Duration Portfolio sold a portion of its securities to align itself with its benchmark, the BofAML U.S. 3-Month Treasury Index.  The sale of securities in connection with the change in strategy may result in a higher portfolio turnover rate for the fiscal year ending August 31, 2019 than the Portfolio experienced in previous year.  A higher degree of portfolio turnover may result in increased transaction costs to the Ultra-Short Duration Portfolio as described in this section.

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Federal Funds

The Portfolios may make unsecured loans of federal funds to U.S. and foreign banks with total assets exceeding $1 billion to the extent permitted by the Federal Credit Union Act and the rules and regulations thereunder. The Portfolios’ federal funds loans must also meet the following requirements: (a) the accounts of the borrowing bank must be insured by the Federal Deposit Insurance Corporation; (b) the interest received from the loan must be at the market rate for federal funds transactions; and (c) the transaction must either have a maturity of one or more business days or the Portfolio must be able to require repayment at any time.

Loans of federal funds rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Federal funds are funds held by a regional Federal Reserve Bank for the account of a Fed Member Bank. A loan of federal funds is an unsecured loan at a negotiated interest rate for a negotiated time period, generally overnight, of federal funds by one Fed Member Bank to another. Since, pursuant to an exemption, the borrowing Fed Member Bank is not required to maintain reserves on the borrowed federal funds, the interest rate it pays on such loans is generally higher than the rate it pays on other deposits of comparable size and maturity that are subject to reserve requirements. In addition, a “depository institution” or other exempt institution such as the Fund may under Regulation D of the Board of Governors of the Federal Reserve System in effect make loans of federal funds by instructing a correspondent or other willing Fed Member Bank at which it maintains an account to loan federal funds on its behalf.

Special Note Regarding Market Events

Events in the financial sector over the past several years have resulted in reduced liquidity in credit and fixed income markets and in an unusually high degree of volatility in the financial markets, both domestically and internationally. While entire markets have been impacted, issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected. These events and the potential for continuing market turbulence may have an adverse effect on the Portfolios’ investments. It is uncertain how long these conditions will continue.

The instability in the financial markets led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and certain segments of the financial markets. Federal, state, and foreign governments, regulatory agencies, and self-regulatory organizations may take actions that affect the regulation of the Portfolios’, the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Portfolios’ ability to achieve their investment objectives.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Portfolios’ holdings.

Cybersecurity Risk

The Portfolios and their service providers may be prone to operational and information security risks resulting from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause a Portfolio to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cybersecurity include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cybersecurity breaches affecting the Portfolios or their Investment Adviser, Administrator, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Portfolios. For instance, cybersecurity breaches may interfere with the processing of shareholder transactions, impact a Portfolio’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject a Portfolio to regulatory fines or financial losses and/or cause reputational damage. The Portfolios may also incur additional costs for cybersecurity risk management purposes. Similar types of cybersecurity risks are also present for issuers of securities in which the Portfolios may invest, which could result in material adverse consequences for such issuers and may cause the Portfolios’ investment in such companies to lose value.

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INVESTMENT RESTRICTIONS

Except as stated in this section or elsewhere in the Prospectus or this SAI, all investment policies of the Portfolios are non-fundamental and may be changed without shareholder approval.

The investment objective of each Portfolio as stated in the Prospectus is fundamental and may be changed only with the approval of the holders of a majority of the outstanding shares of the affected Portfolio as described below. In addition, the Fund has adopted the following enumerated fundamental investment restrictions, none of which may be changed with respect to a Portfolio without the approval of the holders of a majority of the outstanding shares of the Portfolio as described below. The Fund may not:

(1) Invest any one Portfolio in the instruments of issuers conducting their principal business activity in the same industry if immediately after such investment the value of such Portfolio’s investments in such industry would exceed 25% of the value of its total assets; provided that there is no limitation with respect to or arising out of (a) in the case of the Short Duration Portfolio, investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities or repurchase agreements by such Portfolio of securities collateralized by such obligations; or (b) in the case of the Ultra-Short Duration Portfolio, investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, repurchase agreements by such Portfolio of securities collateralized by such obligations or by cash, certificates of deposit, bankers’ acceptances and bank repurchase agreements; and provided further that during normal market conditions the Short Duration Portfolio intends to invest at least 25% of the value of its total assets in mortgage-related securities.   Note: The current position of the staff of the SEC is that only the Government Money Market Portfolio may reserve freedom of action to concentrate in bank obligations and that the exclusion with respect to bank instruments referred to above may only be applied to instruments of domestic banks. For this purpose, the staff also takes the position that foreign branches of domestic banks may, if certain conditions are met, be treated as domestic banks. The Fund intends to consider only obligations of domestic banks (as construed to include foreign branches of domestic banks to the extent they satisfy the above-referenced conditions) to be within this exclusion until such time, if ever, that the SEC staff modifies its position.

(2) Invest any one Portfolio in the instruments of any one issuer, other than the U.S. Government, its agencies or instrumentalities, if immediately after such investment, more than 5% of the value of such Portfolio’s total assets would be invested in the instruments of such issuer, except that (a) up to 25% of the value of the total assets of the Ultra-Short Duration Portfolio may be invested in repurchase agreements, certificates of deposit, bankers’ acceptances, time deposits and federal funds without regard to such 5% limitation; (b) up to 25% of the value of the total assets of the Short Duration Portfolio may be invested without regard to such 5% limit; and (c) such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the U.S. Government, its agencies or instrumentalities.

(3) Make loans, except through (a) the purchase of debt obligations in accordance with each Portfolio’s investment objective and policies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions in accordance with the investment objectives of each Portfolio; (c) the lending of federal funds to qualified financial institutions in accordance with the investment objectives of each Portfolio; and (d) the lending of securities in accordance with the investment objectives of the Portfolios.

(4) Borrow money, except as a temporary measure, and then only in amounts not exceeding one-third of the value of the Portfolio’s net assets.

(5) Mortgage, pledge or hypothecate any assets except to secure permitted borrowings.

(6) Purchase or sell real estate, but this restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

(7) Purchase or sell commodities or commodity contracts.

(8) Purchase any voting securities except of investment companies (closed-end investment companies in the case of the Ultra-Short Duration Portfolio) solely to the extent permitted by the 1940 Act, or invest in companies for the purpose of exercising control or management. Subject to certain exceptions, the 1940 Act contains a prohibition against the Fund’s investing more than 5% of its total assets in the securities of another investment company, investing more than 10% of its assets in securities of such investment company and all other investment companies or purchasing more than 3% of the total outstanding voting stock of another investment company.

(9) Act as an underwriter of securities.

(10) Issue senior securities as defined in the 1940 Act except insofar as the Fund may be deemed to have issued a senior security by reason of (a) borrowing of money to the extent permitted herein; or (b) purchasing securities on a when-issued or forward commitment basis.

(11) Purchase any security on margin (except for forward commitment or when-issued transactions or such short-term credits as are necessary for the clearance of transactions).

(12) Make short sales of securities or maintain a short position.

(13) Write, purchase or sell puts, calls or combinations thereof.

With respect to the first fundamental investment limitation above, the Ultra-Short Duration Portfolio has adopted a non-fundamental policy that it may not invest more than 25% of the value of its total assets in the instruments of issuers conducting their principal business activity in the same industry if immediately after such investment the value of the Ultra-Short Duration Portfolio’s investments in such industry would exceed 25% of the value of its total assets; provided that there is no limitation with respect to or arising out of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities or repurchase agreements by such Portfolio or securities collateralized by such obligations.

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Borrowings by the Fund (if any) are not for investment leverage purposes but are solely for extraordinary or emergency purposes or to facilitate management of the Portfolios by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments is deemed to be disadvantageous or not possible. If, due to market fluctuations or other reasons, the total assets of a Portfolio fall below 300% of its borrowings, the Fund will promptly reduce the borrowings of such Portfolio in accordance with the 1940 Act. No purchases of securities will be made if borrowings exceed 5% of the value of the applicable Portfolio’s assets.

The prohibition against short sales and short positions does not include transactions sometimes referred to as “short sales against the box” where the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.

As used in the Prospectus and this SAI with respect to a change in investment objective or fundamental investment restrictions, the approval of an investment advisory agreement or the approval of a distribution agreement, the term “majority of the outstanding shares” of either the Fund or a particular Portfolio of the Fund means the vote of the lesser of (a) 67% or more of the shares of the Fund or such Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund or such Portfolio are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund or such Portfolio.

As stated in the Prospectus, investments purchased by the Portfolios before January 1, 1998 (the effective date of certain amendments to the Rules and Regulations of the NCUA) will be governed by the Rules and Regulations in effect when purchased, and the Portfolios may continue to hold such investments after such date subject to compliance with such former Rules and Regulations. Among other things, prior to January 1, 1998, a Portfolio could also purchase a stripped mortgage-backed security to reduce the interest rate risk of its holdings.

CALCULATION OF PERFORMANCE QUOTATIONS

From time to time, quotations of the yields and the total returns of the Portfolios may be quoted in advertisements or communications to shareholders. These advertisements and communications may be part of marketing activities conducted by either or both of the Fund’s distributors on behalf of the Portfolios. The performance figures are based on historical earnings and are not intended to indicate future performance. Yield and total return data will be calculated separately for TCU Shares and Investor Shares. These performance figures are calculated in the following manner.

Yield – The yields of the Portfolios are calculated by dividing the net investment income per share (as described below) earned by a Portfolio during a 30-day period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Portfolio’s net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

Yield = 2[([(a-b)/cd]+1)6-1]

Where:

a=     dividends and interest earned during the period.

b=     expenses accrued for the period (net of fee waivers).

c=     the average daily number of shares outstanding during the period that were entitled to receive dividends.

d=     the maximum offering price per share on the last day of the period.

Except as noted below, interest earned on debt obligations held by a Portfolio is calculated by computing the yield to maturity of each obligation held by the Portfolio based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Portfolio. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

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With respect to mortgage-related obligations which are expected to be subject to monthly payments of principal and interest (“pay downs”), (a) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period; and (b) the Portfolio may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average maturity date is not available, or (ii) not to amortize discount or premium on the remaining security.

The net investment income used for purposes of determining yield may differ from net income used for accounting purposes.

Total Return – The total return of a Portfolio is calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total return reflects the average annual percentage change in value of an investment in a Portfolio over the measuring period. Aggregate total return reflects the total percentage change in value over the measuring period. The Fund may also advertise from time to time the total return of a Portfolio on a year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules.

Each Portfolio computes average annual total return by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

P(1+T)n =ERV

Where:

T =	average annual total return.

ERV =	ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

p =	hypothetical initial payment of $1,000.

n =	period covered by the computation, expressed in terms of years.

Each Portfolio computes aggregate total return by determining the cumulative rate of return during a specified period that likewise equates the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

T=(ERV/P)-1

Under the methods prescribed by the SEC, standardized calculations of average annual total return assume the reinvestment of all dividends and capital gains distributions on the reinvestment dates during the period (although a Portfolio may also publish non-standardized calculations without this assumption). Calculations of aggregate total return also normally assume the reinvestment of all dividends and capital gains distributions on the reinvestment date during the period. The ending redeemable value (variable “ERV” in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Year-to-year total return is calculated in a similar manner.

Each of the Portfolios may also quote from time to time distribution rates in reports to shareholders and in sales literature. The distribution rate for a specified period is calculated by dividing the total distribution per share by the maximum offering price on the last day of the period and then annualizing such amount.

Performance information is based on historical results and is not intended to indicate future performance. Yield, total return and distribution rates will vary based on changes in market conditions, the level of interest rates, and Portfolio or class expenses. The value of shares of the Portfolios will fluctuate, and an investor’s shares may be worth more or less than their original cost upon redemption.

DISTRIBUTION PLAN FOR INVESTOR SHARES

As described in the Prospectus for Investor Shares, the Trust has adopted, on behalf of Investor Shares of each Portfolio, a distribution plan (the “Plan”). See “Distribution and Service Fees – What are the distribution and service fees paid by the Fund’s Investor Shares?” in the Prospectus. The fees payable under the Plan are subject to Rule 12b-1 under the 1940 Act and finance distribution and/or administrative support services that are provided to investors in the Portfolios.

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The Plan for each Portfolio’s Investor Shares was approved on March 23, 2012 by vote of a majority of the Trustees of the Trust, including a majority of the non-interested Trustees of the Trust who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for the purpose of approving the Plan.

The compensation for distribution and/or administrative support services payable under the Plan to CFS may not exceed 0.25% per annum of a Portfolio’s average daily net assets attributable to Investor Shares of such Portfolio. The Fund currently limits each Portfolio’s Plan fees to 0.03% of the average daily net assets attributable to Investor Shares of each Portfolio.

The Plan is a compensation plan which provides for payment of a specified fee without regard to the expenses actually incurred by CFS. If such fee exceeds CFS’ expenses, CFS may realize a profit from these arrangements. Under the Plan, CFS may also make periodic payments or commissions to one or more securities dealers, brokers, financial institutions or other industry professionals, such as investment advisors, accountants and estate planning firms (each a “Distribution/Service Organization”) with respect to a Portfolio’s Investor Shares beneficially owned by customers for whom the Distribution/Service Organization is the Distribution/Service Organization of record.

Payments to CFS under the Plan may also be used by CFS to compensate Distribution/Service Organizations for administrative support services provided to their customers who are the record or beneficial owners of Investor Shares of the Portfolios. These administrative and support services may include but are not limited to: (i) processing dividend and distribution payments for the Fund on behalf of its customers; (ii) providing periodic statements to customers showing their positions in Investor Shares; (iii) arranging for bank wires; (iv) responding to routine customer inquiries; (v) if required by law, forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (vi) forwarding to customers proxy statements and proxies containing any proposals regarding the Plan; (vii) providing customers with a service that invests assets of their accounts in Investor Shares pursuant to specific or pre-authorized instructions; (viii) establishing and maintaining accounts and records relating to transactions in Investor Shares; (ix) assisting customers in changing dividend or distribution options, account designations and addresses; or (x) other similar services requested by the Fund.

The Plan will remain in effect until March 31, 2019 and from year to year thereafter, provided that such continuance is approved annually by a majority of the Board of Trustees, including a majority of those Trustees who are not “interested persons” (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan, cast in person at a meeting called for the purpose of voting on the approval of the Plan.

During the fiscal year ended August 31, 2018, (i) Investor Shares of the Ultra-Short Duration Portfolio paid fees of $4,300 pursuant to the Plan, including $4,300 paid as compensation to Distribution/Service Organizations and $0 paid to CFS for marketing, and (ii) Investor Shares of the Short Duration Portfolio paid fees of $$6,608 pursuant to the Plan, including $6,608 paid as compensation to Distribution/Service Organizations and $0 paid to CFS for marketing.

OTHER INFORMATION

Selective Disclosure of Portfolio Holdings

The Board of Trustees of the Fund has adopted a policy on selective disclosure of portfolio holdings in accordance with regulations that seek to ensure that disclosure of information about portfolio securities is in the best interest of the Fund’s shareholders and to address the conflicts between the interests of shareholders and the Fund’s service providers. The policy provides that neither a Portfolio nor any of the Fund’s officers or Trustees, nor the Investment Adviser, the Fund’s distributor or any agent, or any employee thereof (“Fund Representative”) will disclose a Portfolio’s portfolio holdings information to any person other than in accordance with the policy. For purposes of the policy, “portfolio holdings information” means a Portfolio’s actual portfolio holdings, as well as nonpublic information about its trading strategies or pending transactions. Under the policy, neither a Portfolio nor any Fund Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information. A Fund Representative may provide portfolio holdings information to third parties if such information has been included in the Portfolio’s public filings with the SEC or is disclosed on the Fund’s publicly accessible website. Information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the Fund’s website.

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Portfolio holdings information that is not filed with the SEC or posted on the publicly available website may be provided to third parties only if the third-party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. Disclosure to such third parties must be approved in advance by the Fund’s Chief Compliance Officer. Disclosure to providers of auditing, custody, and other similar services for the Fund, as well as rating and ranking organizations, will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, investors and intermediaries that sell shares of the Fund) only upon approval by the Fund’s Chief Compliance Officer, who must first determine that a Portfolio has a legitimate business purpose for doing so and ascertain whether the third party has been identified as an excessive trader. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality. In accordance with the policy, the identity of those recipients who receive non-public portfolio holdings information on an ongoing basis is as follows:  the Investment Adviser and its affiliates; CFS and CUFSLP; Fund Services; the Fund’s independent registered public accounting firm, Tait, Weller & Baker LLP; the Fund’s custodian, The Bank of New York Mellon; the Fund’s legal counsel, Drinker Biddle & Reath LLP; the Fund’s financial printer, R.R. Donnelley; and independent legal counsel to the Fund’s Independent Trustees, Nisen & Elliott, LLC.  These entities are obligated to keep such information confidential. Third party providers of custodial or accounting services to the Fund may release non-public portfolio holdings information of the Portfolios only with the permission of Fund Representatives that have been approved by the Board of Trustees. From time to time portfolio holdings information may be provided to broker-dealers solely in connection with a Portfolio seeking portfolio securities trading suggestions. In providing this information reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Fund publishes on its website (www.trustcu.com) month-end selected portfolio holdings information for the Portfolios, which may include asset allocation or sector/sub-sector allocation, credit quality/issuer allocation and average maturity or duration, subject to a ten calendar-day lag between the date of the information and the date on which the information is disclosed. The Portfolios may also publish complete portfolio holdings on the Fund’s website as of the end of each fiscal quarter, subject to a thirty calendar-day lag. Each of the Portfolios may publish complete portfolio holdings more frequently than on a fiscal quarter basis, if the Portfolio has a legitimate business purpose for doing so.

Under the policy, the Chief Compliance Officer will periodically supply the Board of the Trustees with a list of third parties who receive portfolio holdings information pursuant to any ongoing arrangement. In addition, the Board is to receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter. In addition, the Board of Trustees is to approve at its meetings a list of Fund Representatives who are authorized to disclose portfolio holdings information under the policy. As of the date of this SAI, only the Chief Compliance Officer is authorized to disclose portfolio holdings information.

Miscellaneous
The Prospectus and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the SEC.

The Registration Statement including the exhibits filed therewith may be examined at the offices of the SEC in Washington, D.C. Statements contained in the Prospectus or in this SAI as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI form a part, each such statement being qualified in all respects by such reference.

Capitalized terms, to the extent not otherwise defined herein, shall have the meanings as assigned to them in the Prospectus.
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FINANCIAL STATEMENTS

The financial statements and related report of Tait, Weller & Baker LLP, an independent registered public accounting firm, contained in the Portfolios’ 2018 Annual Report for the fiscal year ended August 31, 2018 (the “Annual Report”) are hereby incorporated by reference. The financial statements in the Annual Report have been incorporated by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. No other parts of the annual report are incorporated herein by reference. Copies of the Annual Report accompany or have preceded this SAI and may be obtained without charge by writing to Callahan Credit Union Financial Services Limited Liability Limited Partnership, 1001 Connecticut Ave., NW, Suite 1001, Washington, DC 20036 or by calling the Fund at (800) DIAL TCU (800-342-5828) or CFS at (800) 237-5678 or on the Fund’s website, www.trustcu.com.

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APPENDIX A

DESCRIPTION OF SECURITIES RATINGS1

Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings.  The obligor’s capacity to meet its financial commitments on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

          Local Currency and Foreign Currency Ratings – S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

          Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

________________
1 The ratings systems described herein are believed to be the most recent ratings systems available from Moody's Investors Service, Inc., S & P Global Ratings and Fitch, Inc./Fitch Ratings Ltd. at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities throughout the period they are held by a Portfolio.

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A-1

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

“NR” – Is assigned to an unrated issuer.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-term deposit ratings may not be adjusted for loss severity.  Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.  Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality.  This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality.  This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality.  This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk.  Default is a real possibility.

“RD” – Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Typically applicable to entity ratings only.

“D” – Default.  Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Plus (+) or minus (-) – The “F1” rating may be modified by the addition of a plus (+) or minus (-) sign to show the relative status within that major rating category.

“NR” – Is assigned to an unrated issue of a rated issuer.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner.  Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims.  The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

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A-2

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality.  The capacity for the payment of short-term financial obligations as they fall due is exceptionally high.  Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality.  The capacity for the payment of short-term financial obligations as they fall due is very high.  Differs from “R-1 (high)” by a relatively modest degree.  Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial.  Overall strength is not as favorable as higher rating categories.  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.  A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality.  There is a capacity for the payment of short-term financial obligations as they fall due.  May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality.  The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur.  DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Credit Ratings

The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings.  The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitments on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

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“BBB” – An obligation rated “BBB” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “C” the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.  The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that a rating has not been assigned, or is no longer assigned.

Local Currency and Foreign Currency Risks - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more.  Such ratings reflect both on the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default.  The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

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“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

“NR” – Is assigned to unrated obligations.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality.  “AAA” ratings denote the lowest expectation of credit risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality.  “AA” ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality.  “A” ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality.  “BBB” ratings indicate that expectations of credit risk are currently low.  The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative.  “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative.  “B” ratings indicate that material credit risk is present.

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

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“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings but are instead rated in the “CCC” to “C” rating categories, depending on their recovery prospects and other relevant characteristics.  Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

“NR” – Is assigned to an unrated issue of a rated issuer.

The DBRS long-term rating scale provides an opinion on the risk of default.  That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued.  Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims.  All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”.  The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.  The following summarizes the ratings used by DBRS for long-term debt:

“AAA” – Long-term debt rated “AAA” is of the highest credit quality.  The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality.  The capacity for the payment of financial obligations is considered high.  Credit quality differs from “AAA” only to a small degree.  Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality.  The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.”  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality.  The capacity for the payment of financial obligations is considered acceptable.  May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality.  The capacity for the payment of financial obligations is uncertain.  Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations.  There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range.  Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur.  DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

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Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

●	Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

●	Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

“D” – This rating is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to five years maturity.  Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity.  MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating.  MIG ratings are divided into three levels – “MIG-1” through “MIG-3” while speculative grade short-term obligations are designated “SG”.  The following summarizes the ratings used by Moody’s for short-term municipal obligations:

“MIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned:  a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”).  The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade or “VMIG” scale.  The rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

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“VMIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” – Is assigned to an unrated obligation.

About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign financial, bank, insurance, and public finance entities (including supranational and sub-national entities) and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

Credit ratings provided by DBRS are forward-looking opinions about credit risk which reflect the creditworthiness of an issuer, rated entity, and/or security.  Credit ratings are not statements of fact. While historical statistics and performance can be important considerations, credit ratings are not based solely on such; they include subjective considerations and involve expectations for future performance that cannot be guaranteed.  To the extent that future events and economic conditions do not match expectations, credit ratings assigned to issuers and/or securities can change.  Credit ratings are also based on approved and applicable methodologies, models and criteria (“Methodologies”), which are periodically updated and when material changes are deemed necessary, this may also lead to rating changes.

Credit ratings typically provide an opinion on the risk that investors may not be repaid in accordance with the terms under which the obligation was issued.  In some cases, credit ratings may also include consideration for the relative ranking of claims and recovery, should default occur.  Credit ratings are meant to provide opinions on relative measures of risk and are not based on expectations of any specific default probability, nor are they meant to predict such.

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The data and information on which DBRS bases its opinions is not audited or verified by DBRS, although DBRS conducts a reasonableness review of information received and relied upon in accordance with its Methodologies and policies.

DBRS uses rating symbols as a concise method of expressing its opinion to the market, but there are a limited number of rating categories for the possible slight risk differentials that exist across the rating spectrum and DBRS does not assert that credit ratings in the same category are of “exactly” the same quality.

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Prospectus

Trust for Credit Unions

December 31, 2018

TRUST FOR CREDIT UNIONS

(GRAPHIC)	■ Government Money Market Portfolio Investor Shares (TCVXX)*

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU COULD LOSE MONEY BY INVESTING IN THE GOVERNMENT MONEY MARKET PORTFOLIO. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT CANNOT GUARANTEE IT WILL DO SO. AN INVESTMENT IN THE PORTFOLIO IS NOT A CREDIT UNION DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE NATIONAL CREDIT UNION SHARE INSURANCE FUND, THE NATIONAL CREDIT UNION ADMINISTRATION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE PORTFOLIO’S SPONSOR HAS NO LEGAL OBLIGATION TO PROVIDE FINANCIAL SUPPORT TO THE PORTFOLIO, AND YOU SHOULD NOT EXPECT THAT THE SPONSOR WILL PROVIDE FINANCIAL SUPPORT TO THE PORTFOLIO AT ANY TIME.

(TRUST LOGO)

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

*	The Portfolio, which was formerly known as the Money Market Portfolio, suspended operations as of the close of business on May 30, 2014.

GOVERNMENT MONEY MARKET PORTFOLIO – SUMMARY SECTION

Investment Objective

The Government Money Market Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality money market instruments authorized under the Federal Credit Union Act.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases		None
Maximum Deferred Sales Charge (Load)		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		None
Redemption Fees		None
Exchange Fees		None
Maximum Account Fee		None

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees		0.08%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses		0.48%
Administration Fees	0.10%
Other Operating Expenses	0.38%
Total Annual Portfolio Operating Expenses		0.56%
Fee Waiver and/or Expense Reimbursement		(0.48%)(1)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.08%

(1)
The Administrator has agreed to reduce or limit the “Total Annual Portfolio Operating Expenses” of Investor Shares of the Portfolio (excluding distribution and service (12b-1) fees, interest, taxes, brokerage and extraordinary expenses) such that the “Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement” for Investor Shares of the Portfolio is not more than 0.20% of the average daily net assets attributable to Investor Shares of the Portfolio.  This expense reduction/limitation will remain in effect through at least December 31, 2019 and, prior to such date, the Administrator may not terminate the arrangement without the approval of the Trust for Credit Unions’ Board of Trustees.

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Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Shares of the Portfolio for the time periods indicated and then redeem all of your Investor Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses for Investor Shares of the Portfolio remain the same (except that the Example incorporates the expense reduction/limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$8	$131	$265	$655

Principal Investment Strategy

In seeking to achieve its investment objective, the Portfolio will only invest in obligations that are authorized by the Federal Credit Union Act and the rules and regulations thereunder.

The Portfolio pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (the “1940 Act”).  “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

The Portfolio intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act. “Government money market funds” are money market funds that invest at least 99.5% of their assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or such securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “gates.”

The Portfolio’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the 1940 Act. Under Rule 2a-7, the Portfolio may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Portfolio seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of Investing in the Portfolio

■	Counterparty Risk—The risk that the other party to a transaction will not fulfill its contractual obligations.

■
Credit/Default Risk—The risk that an issuer or guarantor of a security, or a bank (or a foreign branch of a U.S. bank) or other financial institution that has entered into a repurchase agreement with the Portfolio, may default on its obligations to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.

■
Cybersecurity Risk—The risk of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

■
Interest Rate Risk—The risk that when interest rates rise, the Portfolio’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Portfolio, because low yields on the Portfolio’s holdings may have an adverse impact on the Portfolio’s ability to provide a positive yield to its shareholders, pay expenses out of Portfolio assets, or, at times, maintain a stable $1.00 share price.

■
Large Shareholder Purchase and Redemption Risk—The risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.  In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

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■
Liquidity Risk—The risk that the Portfolio may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perception. Illiquid investments may be more difficult to value. While the Portfolio endeavors to maintain a high level of liquidity, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as credit rating downgrades or due to general market conditions or a lack of willing buyers.  When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolio may have to accept a lower price or may not be able to sell the instrument at all.  An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Portfolio’s ability to maintain a stable $1.00 share price or prevent the Portfolio from being able to take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the time period stated in the Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  Certain shareholders may own or control a significant percentage of the Portfolio’s shares, and redemptions by these shareholders of their Portfolio shares may further increase the Portfolio’s liquidity risk and may adversely impact the Portfolio’s NAV.  Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

■	Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.

■
Market Risk—The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Price changes may be temporary or last for extended periods.

■
Stable NAV Risk—The risk that the Portfolio may not be able to maintain a stable $1.00 share price at all times. If any money market fund  fails  to  maintain a stable  NAV (or if there is a perceived threat of  such  a failure), other money  market funds, including  the Portfolio, could  be  subject to  increased  redemption activity, which could adversely  affect the  Portfolio’s  NAV. Shareholders of the Portfolio should not rely on or expect the investment adviser or an affiliate to purchase distressed assets from the Portfolio, make capital infusions into the Portfolio, enter into capital support agreements with the Portfolio or take other actions to help the Portfolio maintain a stable $1.00 share price.

■
U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

You could lose money by investing in the Government Money Market Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a Credit Union Deposit and is not insured or guaranteed by the National Credit Union Share Insurance Fund, The National Credit Union Administration, The Federal Deposit Insurance Corporation or any other Government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.
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Performance

The Portfolio suspended operations as of the close of business on May 30, 2014. From inception through the suspension of its operations, the Portfolio operated as a money market fund pursuant to Rule 2a-7 under the 1940 Act. Effective upon the resumption of its operations, the Portfolio intends to qualify as a “government money market fund” that invests at least 99.5% of its assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or such securities.

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the Portfolio’s performance from year to year for ten calendar years prior to the suspension of its operations; and (b) the Portfolio’s average annual total returns for the 1-year, 5-year, 10-year and since inception periods ended December 31, 2013.  The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. You may obtain the Portfolio’s current yield by calling 1-800-342-5828 or 1-800-237-5678.

As of the date of this Prospectus, Investor Shares of the Portfolio have not commenced operations. The returns below represent the returns for TCU Shares of the Portfolio which are offered in a separate prospectus.  TCU Shares and Investor Shares of the Portfolio should have returns that are substantially the same because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses.

TOTAL RETURN	CALENDAR YEAR
The total return for the period ended March 31, 2014 was 0.00%.
Best Quarter Q4 ’06 1.32%
Worst Quarter Q4 ’11 0.00%

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AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2013	1 Year	5 Years	10 Years	Life of Portfolio
Money Market Portfolio (Inception 5/17/88)	0.05%	0.09%	1.71%	3.78%

Investment Adviser

ALM First Financial Advisors, LLC (the “Investment Adviser” or “ALM First”)

Additional Information

For important information about the purchase and sale of Portfolio shares, taxation of shareholders and payments to broker-dealers and other financial intermediaries, please turn to “Important Additional Information” on page 7 of this Prospectus.

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IMPORTANT ADDITIONAL INFORMATION

Purchase and Sale of Portfolio Shares

The Portfolio is offered solely to state and federally chartered credit unions.

You may purchase or redeem (sell) Investor Shares of the Portfolio as follows:

By Writing:	Trust for Credit Unions
c/o U.S. Bancorp Fund Services, LLC (d/b/a/ U.S. Bank Global Fund Services (“Fund Services”))
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202
By Telephone:	1-800-342-5828
(9:00 a.m. to 5:00 p.m. New York time)

There is no minimum for initial or subsequent investments, nor are minimum balances required.  Purchases of Investor Shares of the Portfolio may be made only by Federal Reserve wire on any business day, which is any day on which Investor Shares of the Portfolio are priced.  Federal Reserve wires should be sent as early as possible, but must be received in proper form before the end of the business day for a purchase order to be effective that day.

You may sell (redeem) some or all of your Investor Shares. Generally, the Portfolio will redeem your Investor Shares without charge upon request on any business day at their next determined NAV after receipt of such request in proper form. Redemptions may be requested in writing or by telephone.

Tax Information

The Portfolio intends to make distributions that may be treated as ordinary income or capital gains for federal income tax purposes.  However, if state and federally chartered credit unions meet all requirements of Section 501(c)(14)(A) of the Internal Revenue Code of 1986, as amended (the “Code”), and all rules and regulations thereunder, they will be exempt from federal income taxation on any income, dividends or capital gains realized as the result of purchasing, holding, exchanging or redeeming shares of the Portfolio.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Investor Shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio’s Investor Shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT OBJECTIVE AND RISKS

The Government Money Market Portfolio is a portfolio (the “Portfolio”) of Trust for Credit Unions (the “Trust” or “Fund”), an open-end, management investment company (commonly known as a mutual fund).  The investment objective of the Portfolio as stated in this Prospectus is fundamental and may be changed only with the approval of the holders of a majority of the outstanding shares of the Portfolio as described in the Statement of Additional Information (“SAI”).

THE FUND’S MONEY MARKET INVESTMENT PROCESS AND PHILOSOPHY

ALM First Financial Advisors, LLC (“ALM First” or the “Investment Adviser”) believes that a well-developed investment process has an investment philosophy and an investment strategy.  ALM First also believes developing a well-thought-out philosophy and strategy will provide a framework in which the portfolio manager can seek to earn greater returns on a risk-adjusted basis.

Investment Philosophy – The Investment Adviser believes that:

■	A portfolio of fixed income securities with wide risk-adjusted spreads properly matched to the duration of the market has the potential to produce a total return in excess of the market return

■
The incremental return available from security selection, based on careful relative-value analysis and market research has the potential to be significantly greater and more consistent than the incremental return from predicting the direction of interest rates

■	Within the investment grade fixed income market, the spread sectors have the potential to offer the greatest opportunity for excess return through security selection

■
A strong commitment to market research and experienced fixed income professionals has the potential to provide a better understanding of fixed income security relative value, with the goal being the identification of high credit quality investments that generate risk-adjusted returns in excess of the market return

Investment Strategy – The investment strategy is designed to generate a consistent and predictable return over the preferred benchmark.

■	Sector analysis
•	Investments are typically overweight the “spread sectors” (Agency commercial and residential MBS, CMOs, Agency debentures and some asset-backed sectors)
•	Combinations of assets in these sectors have the potential to offer competitive risk-adjusted returns over alternative “market” portfolios

■	Security selection
•	Selecting individual bonds that have the potential to offer attractive risk-adjusted yields to alternative securities

■	Duration targeting and risk management
•	Significant “bets” on the direction of interest rates are not the focus
•	Keep the portfolio’s duration matched closely to the benchmark duration at all times

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Additional Portfolio Characteristics and Restrictions

The Portfolio’s securities are valued by using the amortized cost method as permitted by Rule 2a-7 under the 1940 Act.  Under Rule 2a-7, the Portfolio may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. These operating policies may be more restrictive than the fundamental policies set forth in the SAI.

■	NAV Per Share: The Portfolio seeks to maintain a stable NAV of $1.00 per share. There can be no assurance that the Portfolio will be able at all times to maintain a NAV of $1.00 per share.

■	Maximum Remaining Maturity of Portfolio Investments: 397 days (as determined pursuant to Rule 2a-7) at the time of purchase.

■	Dollar-Weighted Average Portfolio Maturity (“WAM”): Not more than 60 days (as required by Rule 2a-7).

■	Dollar-Weighted Average Life to Maturity (“WAL”): Not more than 120 days (as required by Rule 2a-7).

■
Restrictions:   The Portfolio is subject to certain investment restrictions that are described in detail under “Investment Restrictions” in the SAI. Fundamental investment restrictions cannot be changed without approval of a majority of the outstanding shares of the Portfolio. Any investment policy not specifically designated as fundamental is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

■
Diversification: Diversification can help the Portfolio reduce the risks of investing. In accordance with current regulations of the SEC, the Portfolio may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer (and certain affiliates of that issuer). However, the Portfolio may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies that are money market funds. In addition, securities subject to certain unconditional guarantees are subject to different diversification requirements as described in the SAI.

■
Credit Quality: Investments by the Portfolio must present minimal credit risk and be “First Tier Securities.” First Tier Securities are securities that are rated in the highest short-term ratings category by at least two Nationally Recognized Statistical Rate Organizations (“NRSROs”), or if only one NRSRO has assigned a rating, by that NRSRO; or have been issued or guaranteed by, or otherwise allow the Portfolio under certain conditions to demand payment from, an entity with such ratings. U.S. Government Securities are considered First Tier Securities. Securities without short-term ratings may be purchased only if they are deemed by the Portfolio’s Investment Adviser, pursuant to procedures approved by the Board of Trustees, to be of comparable quality to First Tier Securities. NRSROs include S&P Global Ratings, Moody’s Investors Service and Fitch Ratings Ltd. For a description of NRSRO rating categories, see the SAI. Rule 2a-7 does not reference credit ratings but requires money market funds to purchase securities that have a remaining maturity of no more than 397 calendar days (unless otherwise permitted under Rule 2a-7), and which have been determined by a money market fund’s Board of Trustees (or the fund’s investment adviser, if the Board of Trustees delegates such power to the adviser) to present minimal credit risks to the fund. ALM First will consider factors including the capacity of each security’s issuer or guarantor to meet its financial obligations.

■
Portfolio Liquidity: The Portfolio is required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests.  In addition, the Portfolio must hold at least 10% of its total assets in “daily liquid assets” and at least 30% of its total assets in “weekly liquid assets” (each as defined by Rule 2a-7).  Daily liquid assets include cash (including demand deposits), direct obligations of the U.S. Government and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day.  Weekly liquid assets include cash (such as demand deposits), direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days.  Further, the Portfolio may not acquire an illiquid security if, after the purchase, more than 5% of the Portfolio’s total assets would consist of illiquid assets.

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OTHER INVESTMENT PRACTICES AND SECURITIES

The table below identifies some of the investment techniques that may (but are not required to) be used by the Portfolio in seeking to achieve its investment objective. Each investment practice and technique is permitted by the 1940 Act and its regulations but will be utilized only to the extent permitted by NCUA rules and regulations. For more information, see Appendix A. The Fund publishes on its website (www.trustcu.com) Portfolio holdings information within five business days after month-end for a period of not less than six months.  A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the Fund’s SAI, which is available on the Fund’s website at www.trustcu.com.

• No specific percentage limitation on usage; limited only by the investment objective and principal investment strategy of the Portfolio — Not permitted	Money Market Portfolio
Investment Practices
Repurchase Agreements	•
When-Issued Securities	•
Investment Securities
Bank Obligations (1)	•
Custodial Receipts	•
U.S. Government Securities	•
Federal Funds (2)	•
Mortgage-Related Securities
Government Mortgage-Related Securities	•

(1)	The Portfolio may invest in U.S. dollar-denominated obligations issued or guaranteed by U.S. or foreign banks with total assets exceeding $1 billion.
(2)	The Portfolio may make unsecured loans of federal funds to U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks).

ADDITIONAL INFORMATION REGARDING PRINCIPAL RISKS OF THE PORTFOLIO

Loss of money is a risk of investing in the Portfolio. An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the NCUA or any other governmental agency. The Portfolio should not be relied upon as a complete investment program. There can be no assurance that the Portfolio will achieve its investment objective. More information about the portfolio securities and investment techniques of the Portfolio, and its associated risks, is provided in Appendix A. You should consider the investment risks discussed in the Portfolio’s Summary Section and in Appendix A. Both are important to your investment choice.

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SERVICE PROVIDERS

INVESTMENT ADVISER

ALM First, 2911 Turtle Creek Boulevard, Suite 500, Dallas, Texas 75219, serves as the Fund’s investment adviser.  ALM First is a strategic partner for depositories, offering an array of financial advisory services.  ALM First is a Securities and Exchange Commission (“SEC”) registered investment adviser, with approximately $19 billion in investments under management.

The Investment Adviser provides day-to-day advice regarding the Portfolio’s transactions. The Investment Adviser also continually manages the Portfolio, including the purchase, retention and disposition of securities and other assets.

MANAGEMENT FEES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of the Portfolio’s average daily net assets):
Portfolio	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2014**
Government Money Market	0.10% on first
$50 million,
	0.05% on remainder	0.05%*

*
Effective April 6, 2011, the Portfolio’s previous investment adviser voluntarily agreed to limit its advisory fee to 0.05% of the Portfolio’s average daily net assets.  The difference between the stated fees and the actual fees paid by the Portfolio reflects this fee limitation, which was in effect during the fiscal year ended August 31, 2014, the last fiscal year during which the Portfolio was in operation. Upon the resumption of investment operations, the Portfolio’s operating expenses may increase without shareholder approval. Prior to April 6, 2011, the Portfolio’s previous investment adviser voluntarily agreed to limit its advisory fee with respect to the Portfolio to 0.07% of average daily net assets.

**	The Portfolio suspended operations as of the close of business on May 30, 2014. The rate shown is for the period from September 1, 2013 through May 30, 2014.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement with ALM First is available in the Portfolio’s annual report for the fiscal year ended August 31, 2017.

ADMINISTRATOR AND U.S. BANCORP FUND SERVICES, LLC

Callahan Credit Union Financial Services, LLLP (“CUFSLP”), a Delaware limited liability limited partnership in which 37 credit unions are limited partners, acts as the Administrator of the Portfolios.  CUFSLP’s address is 1001 Connecticut Avenue NW, Suite 1001, Washington, D.C. 20036.  In this capacity, CUFSLP periodically reviews the performance of the Investment Adviser, the transfer agent, the distributor and the custodian of the Portfolio; provides facilities, equipment and personnel to serve the needs of investors; develops and monitors investor programs for credit unions; provides assistance in connection with the processing of share purchase and redemption orders as reasonably requested by the transfer agent or the Portfolio; handles shareholder problems and calls relating to administrative matters; provides advice and assistance concerning the regulatory requirements applicable to credit unions that invest in the Portfolio; and provides other administrative services to the Portfolio.
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The administration fee payable to CUFSLP is shown under “Portfolio Fees and Expenses” in the Portfolio’s Summary Section.  Effective April 8, 2011, the Administrator has voluntarily agreed to waive its entire administration fee with respect to the Portfolio through August 31, 2019.  This voluntary waiver may be modified or terminated at any time at the option of the Administrator.  If this occurs, the Portfolio’s operating expenses may increase without shareholder approval.  The Administrator has contractually agreed to reduce or limit “Total Annual Portfolio Operating Expenses” of the Portfolio (excluding distribution and service (12b-1) fees, interest, taxes, brokerage and extraordinary expenses) to 0.20% of the Portfolio’s average daily net assets.  This contractual obligation will remain in effect through at least December 31, 2019, and prior to such date, the Administrator may not terminate the arrangement without the approval of the Board of Trustees.  Effective May 23, 2012, CUFSLP has agreed voluntarily that to the extent the total annualized expenses (excluding interest, taxes, brokerage and extraordinary expenses) of the Portfolio exceed 0.10% of the average daily net assets, CUFSLP will either reduce the administration fees otherwise payable or pay such expenses of the Portfolio.

U.S. Bank Global Fund Services, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202, a subsidiary of U.S. Bank N.A., provides certain administrative, fund accounting and regulatory administration services to the Portfolios.

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202, a subsidiary of U.S. Bank N.A., serves as the Portfolio’s transfer agent and, as such, performs various shareholder servicing functions.

DISTRIBUTOR

Callahan Financial Services, Inc. (“CFS” or the “Distributor”), 1001 Connecticut Avenue, NW, Suite 1001, Washington, D.C. 20036-5504, a Delaware corporation, serves as the distributor of shares of the Portfolio. CFS, a registered broker-dealer under the Securities Exchange Act of 1934, is an affiliate of Callahan & Associates, Inc., a corporation organized under the laws of the District of Columbia, founded in 1985.

DIVIDENDS

All or substantially all of the Portfolio’s net investment income (determined on a tax basis) will be declared as a dividend daily. Net short-term capital gains, if any, will be paid in accordance with the requirements of the Code, and may be reflected in daily dividend declarations. The Portfolio does not expect to realize long-term capital gains.

You may choose to have dividends paid in:

■	Cash
■	Additional Investor Shares of the Portfolio

You may indicate your election on your Account Information Form. Any changes may be submitted in writing to Fund Services or CFS at any time before the record date for a particular dividend or distribution. (If you do not indicate any choice, your dividends and distributions will be reinvested automatically in Investor Shares of the applicable Portfolio.) The election with respect to the Portfolio’s capital gains dividends may differ from such election with respect to the Portfolio’s monthly net investment income dividends.

The election to reinvest dividends and distributions in additional shares will not affect the tax treatment of such dividends and distributions, which will be treated as received by you and then used to purchase the shares.

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Dividends from net investment income and distributions from capital gains are declared and paid as follows:

	Investment Income Dividends		Capital Gains Distributions
Portfolio	Declared	Paid	Declared and Paid
Government Money Market	Daily	Monthly	At Least Annually

Pursuant to the provisions of the Code, the Portfolio intends to distribute substantially all of its net investment company taxable income each year. The amount of these income distributions to shareholders, which are calculated in accordance with relevant tax requirements, can often differ from the amount of the Portfolio’s net investment income for financial reporting purposes, which is calculated in accordance with generally accepted accounting principles.
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SHAREHOLDER GUIDE

The Fund is offered solely to state and federally chartered credit unions.  Investor Shares of the Portfolio are designed to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the NCUA rules and regulations and NCUA Letter Number 155. Investor Shares of the Fund, however, may or may not qualify as eligible investments for particular state chartered credit unions. The Fund encourages each state chartered credit union to consult qualified legal counsel concerning whether the Portfolio is a permissible investment under the laws applicable to it.

The Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments in the Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

The following section will provide you with answers to some of the most often asked questions regarding buying and selling Investor Shares of the Portfolio. For more information about online access, please call 1-800-342-5828.

Purchases of Investor Shares of the Portfolio may be made only by Federal Reserve wire. There is no minimum for initial or subsequent investments nor are minimum balances required.

HOW TO BUY INVESTOR SHARES

You may purchase Investor Shares of the Portfolio on any business day, which is any day on which Investor Shares of the Portfolio are priced, as described below in “How Are Investor Shares Priced?” at their NAV next determined after receipt of an order by wiring federal funds to U.S. Bank N.A.  You may place a purchase order in writing or by telephone.

By Writing:	Trust for Credit Unions
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
By Telephone:	1-800-342-5828
(9:00 a.m. to 5:00 p.m. New York time)

Investor Shares of the Portfolio are deemed to have been purchased when an order becomes effective (i.e., after an order is received and Fund Services receives a Federal Reserve wire relating to such order) and are entitled to dividends on shares purchased as follows:

If an effective order is received:	Dividends begin:
■ By 3:00 p.m. New York time	Same business day
■ After 3:00 p.m. New York time	Next business day

Federal Reserve wires should be sent as early as possible, but must be received before the end of the business day, for a purchase order to be effective.
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What Else Should I Know About Share Purchases?

The following generally applies to purchases of Investor Shares:

■
For your initial purchase of Investor Shares of the Portfolio, you should promptly complete an Account Information Form, and mail it to Trust for Credit Unions, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202 or Callahan Financial Services, Inc., 1001 Connecticut Avenue, NW, Suite 1001, Washington, D.C. 20036. You may not redeem Investor Shares prior to the Fund’s receipt of such Account Information Form.

■
ALM First and/or CFS may from time to time, at their own expense, provide compensation to certain dealers whose customers purchase significant amounts of Investor Shares of the Portfolio. The amount of such compensation may be made on a one-time and/or periodic basis and, in the case of ALM First, may be up to 14% of the annual fees that are earned by ALM First as Investment Adviser to the Portfolio (after adjustments) and are attributable to Investor Shares held by such customers. Such compensation does not represent an additional expense to the Portfolio or its shareholders, since it will be paid from the assets of ALM First, its affiliates or CFS.

The Portfolio and the Distributor reserve the right to:

■	Reject or restrict any purchase or exchange orders by a particular purchaser (or group of related purchasers) for any reason in their discretion.

Customer Identification Program.

Federal law requires the Portfolio to obtain, verify and record identifying information, which may include the name, business street address, taxpayer identification number or other identifying information, for certain investors who open an account with the Portfolio. Applications without the required information, or (where applicable) without an indication that a taxpayer identification number has been applied for, may not be accepted by the Portfolio. After accepting an application, to the extent permitted by applicable law or their customer identification program, the Portfolio reserves the right to (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Portfolio; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Portfolio is unable to verify an investor’s identity. The Portfolio and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares pursuant to the customer identification program.

How Are Investor Shares Priced?

The price you pay or receive when you buy, sell or exchange Investor Shares is the Portfolio’s next-determined NAV for Investor Shares. The Fund calculates NAV for Investor Shares as follows:

(Value of Assets of the Portfolio Attributable to Investor Shares)
NAV =	- (Liabilities of the Portfolio Attributable to Investor Shares)
Number of Outstanding Investor Shares of the Portfolio

■
The NAV of Investor Shares of the Portfolio is calculated by the accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) or such later time as the NYSE or NASDAQ market may officially close. Investor Shares will be priced on any day the NYSE is open, except for days on which Chicago, Boston or New York banks are closed for local holidays.

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■
To help the Portfolio maintain its $1.00 constant share price, portfolio securities are valued at amortized cost in accordance with SEC regulations. Amortized cost will normally approximate market value. There can be no assurance that the Portfolio will be able at all times to maintain a NAV of $1.00 per share.

General Valuation Policies

■
On any business day when the Bond Market Association (“BMA”) recommends that the securities markets close early, the Portfolio reserves the right to close at or prior to the BMA recommended closing time. If the Portfolio does so, it will cease granting same business day credit for purchase, redemption and exchange orders received after the Portfolio’s closing time and credit will be given to the next business day.

■	The Portfolio reserves the right to advance the time by which purchase, redemption and exchange orders must be received for same business day credit as otherwise permitted by the SEC.

■
The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were processed at a NAV other than the Portfolio’s official closing NAV that is subsequently adjusted, and to recover amounts from (or distribute amounts to) shareholders accordingly based on the official closing NAV.

If an event that affects the value of a security occurs after the publication of market quotations used by the Portfolio to price their securities but before the close of trading on the NYSE, the Fund in its discretion and consistent with applicable regulatory guidance may determine whether to make an adjustment in light of the nature and significance of the event.

Note: The time at which transactions and Investor Shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. New York time. In the event the NYSE does not open for business because of an emergency, as determined by the SEC, the Fund may, but is not required to open the Portfolio for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether the Portfolio is open for business during an emergency situation, please call 1-800-342-5828 or 1-800-CFS-5678.
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HOW TO SELL INVESTOR SHARES

How Can I Sell Investor Shares of the Portfolio?

You may arrange to take money out of your account by selling (redeeming) some or all of your Investor Shares. Generally, the Portfolio will redeem your Investor Shares without charge upon request on any business day at their next determined NAV after receipt of such request in proper form. Redemptions may be requested in writing or by telephone.

Instructions For Redemptions:
By Writing:	■ Write a letter of instruction that includes:
■ Your name(s) and signature(s)
■ Your account number
■ The Portfolio name
■ The dollar amount or number of Investor Shares you want to sell
■ How and where to send the proceeds
■ Mail the request to:
Trust for Credit Unions
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
By Telephone:	If you have elected the telephone redemption and exchange privileges on your Account Information Form:
■ 1-800-342-5828
(9:00 a.m. to 5:00 p.m. New York time)

What Do I Need to Know about Telephone Redemption Requests?

The Portfolio, the Distributor, the Administrator, the Investment Adviser and the transfer agent will not be liable for any loss you may incur in the event that the Portfolio accepts unauthorized telephone redemption requests that the Portfolio reasonably believes to be genuine. In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Fund Services employs reasonable procedures specified by the Portfolio to confirm that such instructions are genuine. If reasonable procedures are not employed, the Portfolio may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

■	All telephone requests are recorded.
■
Proceeds of telephone redemptions will be wired directly to the credit union, corporate credit union or other domestic depository account designated on the Account Information Form unless you provide written instructions signed by an authorized person designated on the Account Information Form indicating another credit union, or other depository accounts.

■	The telephone redemption option may be modified or terminated at any time.

Note: It may be difficult to make telephone redemptions in times of drastic economic or market conditions.

How Are Redemption Proceeds Paid?

You may arrange for your redemption proceeds to be wired as federal funds to the credit union, corporate credit union or other domestic depository institution designated on your Account Information Form. Redemption proceeds may not be wired to third parties.
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If a redemption request is received by Fund Services before 3:00 p.m. New York time, the Investor Shares to be redeemed do not earn income on the day the request is received, but proceeds are ordinarily wired on the same day. If such request is received by Fund Services after such time and prior to 4:00 p.m. New York time, the Investor Shares to be redeemed earn income on the day the request is received and proceeds are ordinarily wired on the morning of the following business day.

What Else Do I Need to Know about Redemptions?

■
If its authorized signature is guaranteed, a shareholder may change the designated credit union, corporate credit union or other domestic depository account upon written notice to Fund Services. A signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. Additional documentation regarding any such change or regarding a redemption by any means may be required when deemed appropriate, and the request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

■
The right of a shareholder to redeem Investor Shares and the date of payment by the Portfolio may be suspended for more than seven days for any period during which the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC; or during any emergency, as determined by the SEC; or for such other period as the SEC may by order permit for the protection of shareholders of the Portfolio.

■
Investor Shares may be redeemed by the Portfolio if the Trustees determine in their sole discretion that failure to redeem such Investor Shares may have materially adverse consequences to the shareholders of the Portfolio. Because the Portfolio is offered solely to state and federally chartered credit unions, and to avoid the potential for adverse tax or other consequences to its shareholders, the Portfolio may redeem Investor Shares that are owned at any time by any shareholder that is not a credit union (including a shareholder that was a credit union at the time of purchase but thereafter ceases to be a credit union).

■	It is expected that payment of redemption proceeds will be made from uninvested cash or short-term investments or proceeds from the sale of portfolio securities.

Suspension of Your Right to Redeem Your Investor Shares

The Portfolio may suspend the right of redemption or postpone the date of payment for shares redeemed if, upon providing prior notification to the SEC, the Board of Trustees determines that Portfolio shareholders may suffer material dilution or other unfair results and decides to liquidate the Portfolio.

What Types of Reports Will I Be Sent Regarding Investments in the Portfolios?

You will receive an annual report containing audited financial statements and a semi-annual report. All shareholders will be provided with an individual monthly statement for the Portfolio showing each transaction for the reported month.

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DISTRIBUTION AND SERVICE FEES

What Are the Distribution and Service Fees Paid by the Fund’s Investor Shares?

Investor Shares of the Portfolio can pay distribution and/or administrative support service (12b-1) fees at an annual rate of up to 0.25% of the Portfolio’s Investor Share assets.  As of the date of this Prospectus, no distribution and/or administrative support service fees are paid by the Portfolio.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act that allows the Portfolio to pay fees from its Investor Share assets for selling and distributing Investor Shares and/or for administrative support services provided to shareholders.  Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.

RESTRICTIONS ON EXCESSIVE TRADING PRACTICES

The Trust reserves the right to reject or restrict purchase requests from any investor. The Trust will not be liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Trust and its shareholders, the Trust will exercise this right if, in the Trust’s judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Trust, has been or may be disruptive to the Portfolio. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together. No waivers of the provisions of the policies and procedures established to detect and deter market timing and other excessive trading activity are permitted that would harm the Trust or its shareholders or would subordinate the interests of the Trust or its shareholders to those of ALM First or any of ALM First’s affiliates.

The Trust’s policies and procedures on excessive trading practices do not apply to the Portfolio because the Portfolio may be appropriately used by shareholders for short-term investment or cash management purposes. However, the Trust reserves the right to apply such policies and procedures to the Portfolio in the event of a reassessment regarding the risk that abusive short-term trading poses to the Portfolio. The Portfolio reserves the right, however, to refuse a purchase order if management of the Trust believes that the transaction may not be in the best interests of the Portfolio.
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TAXATION

TAXATION OF SHAREHOLDERS

If state and federally chartered credit unions meet all requirements of Section 501(c)(14)(A) of the Code, and all rules and regulations thereunder, they will be exempt from federal income taxation on any income, dividends or capital gains realized as the result of purchasing, holding, exchanging or redeeming shares of the Portfolio.

FEDERAL TAXATION OF THE PORTFOLIO

The Trust intends that the Portfolio will qualify for the special tax treatment afforded to regulated investment companies under Subchapter M of Subtitle A, Chapter 1, of the Code. The Portfolio is treated as a separate corporation for federal tax purposes and generally must comply with the qualification and other requirements applicable to regulated investment companies. If the Portfolio otherwise complies with such provisions, then in any taxable year for which it distributes at least 90% of its investment company taxable income determined for federal income tax purposes (before any deduction for dividends paid), the Portfolio will be relieved of federal income tax on the amounts distributed. The Portfolio intends to distribute to its shareholders substantially all of the Portfolio’s net investment company taxable income and net capital gain, if any.

The Code will impose a 4% excise tax if the Portfolio fails to meet certain requirements with respect to distributions of net ordinary income and capital gain net income. It is not anticipated that this provision will have any material impact on the Portfolio or its shareholders.

If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income will be taxed to the Portfolio at the appropriate corporate rate without any reduction for distributions made to shareholders.

The foregoing discussion of tax consequences is based on federal tax laws and regulations in effect on the date of this Prospectus, which are subject to change by legislative or administrative action. You should also consult your own tax adviser for information regarding all tax consequences applicable to your investment in the Portfolio.

More information about taxes is included in the SAI.

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Appendix A

Additional Information on Portfolio Risks, Securities and Techniques

A. General Portfolio Risks

Risks of Fixed Income Securities. The Portfolio will be subject to the risks associated with fixed-income securities. These risks include interest rate risk, credit risk and call/extension risk. In general, interest rate risk involves the risk that, when interest rates decline, the market value of fixed-income securities tends to increase (although many mortgage-related securities will have less potential than other debt securities for capital appreciation during periods of declining rates). Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that the issuer could default on its obligations, and the Portfolio will not recover its investment. Call risk and extension risk are normally present in adjustable rate mortgage loans (“ARMs”) and mortgage-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease. In either case, a change in the prepayment rate can result in losses to investors. The same would be true of asset-backed securities, such as securities backed by auto loans.

Risks of Mortgage-Related Investments. Mortgage-related securities are particularly exposed to call and extension risks. Small changes in mortgage prepayments can significantly impact the cash flow and the market value of these securities. In general, the risk of faster than anticipated prepayments adversely affects super floaters and premium priced mortgage-related securities. The risk of slower than anticipated prepayments generally adversely affects floating-rate securities subject to interest rate caps, support tranches and discount priced mortgage-related securities. In addition, particular securities may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

Some floating-rate debt securities can present more complex types of derivative and interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to lower prices in the event of an unfavorable change in the spread between two designated interest rates.

Risks of Illiquid Securities. The Portfolio may invest up to 5% of its net assets in illiquid securities, which cannot be disposed of in seven calendar days in the ordinary course of business at fair value. Illiquid securities include:

■	Securities that are not readily marketable
■	Repurchase agreements, federal funds loans and fixed time deposits with a notice or demand period of more than seven days
■
Loan participations of foreign governments or their agencies that are guaranteed as to principal and interest by the U.S. government or its agencies, instrumentalities or sponsored enterprises where a substantial secondary market is absent

■
If permissible for the Portfolio, certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because, for example, it is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”) and, therefore, is liquid

Investing in restricted securities may decrease the Portfolio’s liquidity to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.
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Investment Criteria. If, after purchase by the Portfolio, an investment ceases to meet the investment criteria stated in this Prospectus, the Investment Adviser will consider whether the Portfolio should continue to hold the investment. Investments purchased under NCUA rules and regulations that are superseded following the purchase of the investments by the Portfolio will be governed by the NCUA rules and regulations in effect when purchased to the extent permitted by such rules and regulations, and the Portfolio may continue to hold such investments after that date subject to compliance with the NCUA rules and regulations.

B.  Portfolio Securities and Techniques

This section provides further information on certain types of securities and investment techniques that may be used by the Portfolio to the extent consistent with the Portfolio’s investment objective and principal investment strategy, including their associated risks. Additional information is provided in the Statement of Additional Information, which is available upon request or on the Fund’s website. Among other things, the Statement of Additional Information describes certain fundamental investment restrictions that cannot be changed without shareholder approval. You should note, however, that all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval.

U.S. Government Securities. U.S. Government Securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises. U.S. Government Securities may be supported by (a) the full faith and credit of the U.S. Treasury; (b) the ability of the issuer to borrow from the U.S. Treasury; (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuing agency, instrumentality or sponsored enterprise. U.S. Treasury obligations include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury that are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”).

U.S. Government Securities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; and (b) participations in loans made to foreign governments or their agencies that are so guaranteed as to principal and interest. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay principal or interest when due or will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Additionally, Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

Custodial Receipts. Interests in U.S. Government Securities may be purchased in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities or authorities. For certain securities law purposes, custodial receipts are not considered obligations of the U.S. government.

Mortgage-Related Securities. Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgage-related securities in which the Portfolio may invest can be backed by either fixed rate mortgage loans or adjustable rate mortgage loans, and must be issued by a governmental entity.
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Mortgage-related securities may include multiple class securities, including collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduit (“REMIC”) pass-through or participation certificates. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other mortgage-related securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In many cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. Sometimes, however, CMO classes are “parallel pay,” i.e., payments of principal are made to two or more classes concurrently. CMOs may exhibit more or less price volatility and interest rate risk than other types of mortgage-related obligations, and under certain interest rate and payment scenarios, the Portfolio may fail to recoup fully its investment in certain of these securities regardless of their credit quality.

The Portfolio may, to the extent consistent with its investment objective and strategy, invest in exchangeable collateralized mortgage obligations (“exchangeable CMOs”) representing beneficial ownership interests in one or more interest-only classes of a CMO (“IO CMOs”) or principal-only classes of a CMO (“PO CMOs”) if certain requirements prescribed by NCUA rules and regulations are satisfied. Otherwise, the Portfolio may not invest in stripped mortgage-backed securities (“SMBS”) or securities that represent interests in SMBS.

To the extent the Portfolio concentrates its investments in pools of mortgage-related securities sponsored by the same sponsor or serviced by the same servicer, it may be subject to additional risks. Servicers of mortgage-related pools collect payments on the underlying mortgage assets for pass-through to the pool on a periodic basis. Upon insolvency of the servicer, the pool may be at risk with respect to collections received by the servicer but not yet delivered to the pool.

Mortgage-related securities and other asset-backed securities are increasingly subject to liquidity constraints, price volatility, credit downgrades and unexpected increases in default rates, and therefore may be more difficult to value and more difficult to dispose of than previously.  Any of these events may have an adverse impact on the Portfolio to the extent it invests in mortgage-related or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Zero Coupon Securities. The Portfolio may purchase zero coupon securities which are U.S. Government Securities and do not have maturity dates of more than ten years from the settlement date. Zero coupon securities are issued at a discount from their face value because interest payments are typically postponed until maturity. The market prices of these securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality.

When-Issued Securities. Pursuant to NCUA rules and regulations, the Portfolio may purchase and sell securities in transactions that provide for their delivery by regular-way settlement. Regular-way settlement means that delivery of a security from a seller to a buyer is to be made within the time frame that the securities industry has established for that type of security.

In addition to purchasing and selling securities that have already been issued, the Portfolio may purchase or sell securities in when-issued transactions including TBA (“To Be Announced”) securities. In these transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities in order to secure what is considered to be an advantageous yield or price.
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Like other transactions, the purchase of securities on a when-issued basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of when-issued securities involves the risk that the value of the securities sold may increase before the settlement date. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular-way. When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract. Although the Portfolio will generally purchase securities on a when-issued basis with the intention of acquiring the securities, the Portfolio may dispose of the securities prior to settlement if the Investment Adviser deems it appropriate.

Repurchase Agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. The Portfolio may enter into repurchase agreements with securities dealers and banks that furnish collateral at least equal in value or market price to the amount of their repurchase obligation.

If the other party or “seller” defaults or becomes insolvent, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Portfolio are less than the repurchase price and the Portfolio’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Portfolio could suffer additional losses if a court determines that the Portfolio’s interest in the collateral is not enforceable.

A repurchase agreement may permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the repurchase agreement with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the repurchase agreement counterparty’s bankruptcy or insolvency. Pursuant to the terms of the repurchase agreement, the Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the repurchase agreement counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

Master Repurchase Agreements (“MRAs”) permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

The Portfolio, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Bank Obligations. The Portfolio may invest in U.S. dollar-denominated obligations issued or guaranteed by U.S. or foreign banks with total assets exceeding $1 billion but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder. Bank obligations may include certificates of deposit, bankers’ acceptances, bank notes, deposit notes, and other obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Obligations of foreign branches of U.S. banks include fixed time deposits. Generally, fixed time deposits are not payable until maturity, but may permit early withdrawal subject to penalties which vary depending upon market conditions and the remaining maturity of the obligations.
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The activities of U.S. and most foreign banks are subject to extensive but different government regulations which may limit both the amount and types of loans that may be made and the interest rates that may be charged.  In addition, the profitability of the banking industry is largely dependent upon the availability and costs of funds for the purpose of financing lending operations under prevailing money market conditions.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties play an important part in the operation of this industry.

Obligations of foreign branches of U.S. banks involve investment risks in addition to those of domestic obligations of domestic issuers, including the possibility that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable domestic obligations of domestic issuers, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations or that deposits may be seized or nationalized.

Federal Funds. The Portfolio may make unsecured loans of federal funds to U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks) to the extent permitted by the Federal Credit Union Act and the rules and regulations thereunder.

Federal funds are funds held by a regional Federal Reserve Bank for the account of a bank that is a member of such Federal Reserve Bank (a “Fed Member Bank”). A loan of federal funds is an unsecured loan to a Fed Member Bank at a negotiated interest rate for a negotiated time period, generally overnight, of federal funds. Loans of federal funds are not insured by the Federal Deposit Insurance Corporation. In the event the borrower of federal funds enters a bankruptcy or other insolvency proceeding, the Portfolio could experience delays and incur expenses in recovering cash. Further, the possibility exists that in such an instance, the borrowing institution may not be able to repay the loaned funds. Creditworthiness is, therefore, of particular importance given the unsecured nature of federal funds borrowings. The Portfolio will limit federal funds lending to those Fed Member Banks whose creditworthiness has been reviewed and found by the Investment Adviser to be comparable in quality to securities rated high quality by an NRSRO.

Borrowing. The Portfolio may not borrow money, except as a temporary measure, and then only in amounts not exceeding one-third of the value of the Portfolio’s net assets.
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Appendix B
Financial Highlights:

No financial highlights are presented because Investor Shares of the Portfolio had not commenced operations as of the date of this Prospectus.
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Index

2	Summary Section
	2	Government Money Market Portfolio
7	Important Additional Information
8	Additional Information about the Portfolio’s Investment Objective and Risks
11	Service Providers
12	Dividends
14	Shareholder Guide
	14	How to Buy Investor Shares
	17	How to Sell Investor Shares
	19	Distribution and Service Fees
20	Taxation
21	Appendix A
Additional Information on Portfolio Risks, Securities and Techniques
26	Appendix B
Financial Highlights

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Trust for Credit Unions
Prospectus

FOR MORE INFORMATION

Annual/Semi-Annual Report

Additional information about the Portfolio’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during the last fiscal year.

Statement of Additional Information

Additional information about the Portfolio and its policies is also available in the Portfolio’s Statement of Additional Information. The Statement of Additional Information is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Portfolio’s annual and semi-annual reports, and the Statement of Additional Information, are available free upon request by calling Trust for Credit Unions at 1-800-342-5828 or CFS at 1-800-237-5678. You can also access and download the annual and semi-annual reports, and the Statement of Additional Information, free of charge, at the Portfolio’s website, http://www.trustcu.com.

To obtain other information and for shareholder inquiries:

■ By telephone:	1-800-DIAL TCU (1-800-342-5828) or 1-800-CFS-5678 (1-800-237-5678)

■ By mail:	Trust for Credit Unions
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
or
Callahan Financial Services, Inc.
1001 Connecticut Avenue, NW - Suite 1001
Washington, D.C. 20036

■ On the internet:	SEC EDGAR database – http://www.sec.gov (text-only)
CFS – http://www.trustcu.com

Reports and other information about Trust for Credit Unions are available on the EDGAR database on the SEC’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request to the SEC’s e-mail address at publicinfo@sec.gov. This Prospectus is intended for use by state and federally chartered credit unions that are exempt from federal income taxation.

The Portfolios’ investment company registration number is 811-5407.

(TRUST LOGO)
28

Prospectus

Trust for Credit Unions

December 31, 2018

TRUST FOR CREDIT UNIONS

(GRAPHIC)	■ Government Money Market Portfolio TCU Shares (TCUXX)*

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU COULD LOSE MONEY BY INVESTING IN THE GOVERNMENT MONEY MARKET PORTFOLIO. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT CANNOT GUARANTEE IT WILL DO SO. AN INVESTMENT IN THE PORTFOLIO IS NOT A CREDIT UNION DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE NATIONAL CREDIT UNION SHARE INSURANCE FUND, THE NATIONAL CREDIT UNION ADMINISTRATION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE PORTFOLIO’S SPONSOR HAS NO LEGAL OBLIGATION TO PROVIDE FINANCIAL SUPPORT TO THE PORTFOLIO, AND YOU SHOULD NOT EXPECT THAT THE SPONSOR WILL PROVIDE FINANCIAL SUPPORT TO THE PORTFOLIO AT ANY TIME.

(TRUST LOGO)

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

* The Portfolio, which was formerly known as the Money Market Portfolio, suspended operations as of the close of business on May 30, 2014.

GOVERNMENT MONEY MARKET PORTFOLIO – SUMMARY SECTION

Investment Objective

The Government Money Market Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality money market instruments authorized under the Federal Credit Union Act.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold TCU Shares of the Portfolio.*

Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases		None
Maximum Deferred Sales Charge (Load)		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		None
Redemption Fees		None
Exchange Fees		None
Maximum Account Fee		None

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees		0.08%
Other Expenses		0.48%
Administration Fees	0.10%
Other Operating Expenses	0.38%
Total Annual Portfolio Operating Expenses		0.56%
Fee Waiver and/or Expense Reimbursement		(0.48%)(1)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.08%(1)

*Prior to October 1, 2012, the Money Market Portfolio offered only one class of shares, which have been redesignated as TCU Shares.

(1) The Administrator has agreed to reduce or limit the “Total Annual Portfolio Operating Expenses” of TCU Shares of the Portfolio (excluding interest, taxes, brokerage and extraordinary expenses) such that the “Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement” for TCU Shares of the Portfolio is not more than 0.20% of the average daily net assets attributable to TCU Shares of the Portfolio.  This expense reduction/limitation will remain in effect through at least December 31, 2019 and, prior to such date, the Administrator may not terminate the arrangement without the approval of the Trust for Credit Unions’ Board of Trustees.
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Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in TCU Shares of the Portfolio for the time periods indicated and then redeem all of your TCU Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses for TCU Shares of the Portfolio remain the same (except that the Example incorporates the expense reduction/limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$8	$131	$265	$655

Principal Investment Strategy
In seeking to achieve its investment objective, the Portfolio will only invest in obligations that are authorized by the Federal Credit Union Act and the rules and regulations thereunder.

The Portfolio pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (the “1940 Act”).  “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

The Portfolio intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act. “Government money market funds” are money market funds that invest at least 99.5% of their assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or such securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “gates.”

The Portfolio’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the 1940 Act. Under Rule 2a-7, the Portfolio may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Portfolio seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of Investing in the Portfolio

■	Counterparty Risk—The risk that the other party to a transaction will not fulfill its contractual obligations.

■
Credit/Default Risk—The risk that an issuer or guarantor of a security, or a bank (or a foreign branch of a U.S. bank) or other financial institution that has entered into a repurchase agreement with the Portfolio, may default on its obligations to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.

■
Cybersecurity Risk—The risk of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

■
Interest Rate Risk—The risk that when interest rates rise, the Portfolio’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Portfolio, because low yields on the Portfolio’s holdings may have an adverse impact on the Portfolio’s ability to provide a positive yield to its shareholders, pay expenses out of Portfolio assets, or, at times, maintain a stable $1.00 share price.

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■
Large Shareholder Purchase and Redemption Risk—The risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

■
Liquidity Risk—The risk that the Portfolio may make investments may be illiquid or that may become less liquid in response to market developments or adverse investor perception. Illiquid investments may be more difficult to value. While the Portfolio endeavors to maintain a high level of liquidity, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as credit rating downgrades or due to general market conditions or a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolio may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Portfolio’s ability to maintain a stable $1.00 share price or prevent the Portfolio from being able to take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the time period stated in the Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Portfolio’s shares, and redemptions by these shareholders of their Portfolio shares may further increase the Portfolio’s liquidity risk and may adversely impact the Portfolio’s NAV.  Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

■	Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.

■
Market Risk—The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.  Price changes may be temporary or last for extended periods.

■
Stable NAV Risk—The risk that the Portfolio may not be able to maintain a stable $1.00 share price at all times.  If any money market fund fails  to  maintain a stable  NAV (or if there is a perceived threat of  such  a failure), other money  market funds, including  the Portfolio, could  be  subject to  increased  redemption activity, which could adversely  affect the  Portfolio’s  NAV.  Shareholders of the Portfolio should not rely on or expect the investment adviser or an affiliate to purchase distressed assets from the Portfolio, make capital infusions into the Portfolio, enter into capital support agreements with the Portfolio or take other actions to help the Portfolio maintain a stable $1.00 share price.

■
U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.  Certain U.S. Government Securities including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

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You could lose money by investing in the Government Money Market Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a Credit Union Deposit and is not insured or guaranteed by the National Credit Union Share Insurance Fund, The National Credit Union Administration, The Federal Deposit Insurance Corporation or any other Government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Performance

The Portfolio suspended operations as of the close of business on May 30, 2014.  From inception through the suspension of its operations, the Portfolio operated as a money market fund pursuant to Rule 2a-7 under the 1940 Act. Effective upon the resumption of its operations, the Portfolio intends to qualify as a “government money market fund” that invests at least 99.5% of its assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or such securities.

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of TCU Shares of the Portfolio from year to year for ten calendar years prior to the suspension of its operations; and (b) the Portfolio’s average annual total returns of TCU Shares of the Portfolio for the 1-year, 5-year, 10-year and since inception periods ended December 31, 2013.* The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. You may obtain the Portfolio’s current yield by calling 1-800-342-5828 or 1-800-237-5678.

* Prior to October 1, 2012, the Portfolio offered only one class of shares, which have been redesignated as TCU Shares.
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TOTAL RETURN	CALENDAR YEAR
The total return for the period ended March 31, 2014 was 0.00%.
Best Quarter Q4 ’06 1.32%
Worst Quarter Q4 ’11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2013	1 Year	5 Years	10 Years	Life of Portfolio
Money Market Portfolio (Inception 5/17/88)	0.05%	0.09%	1.71%	3.78%

Investment Adviser

ALM First Financial Advisors, LLC (the “Investment Adviser” or “ALM First”)

Additional Information

For important information about the purchase and sale of Portfolio shares, taxation of shareholders and payments to broker-dealers and other financial intermediaries, please turn to “Important Additional Information” on page 7 of this Prospectus.
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IMPORTANT ADDITIONAL INFORMATION

Purchase and Sale of Portfolio Shares

The Portfolio is offered solely to state and federally chartered credit unions.

You may purchase or redeem (sell) TCU Shares of the Portfolio as follows:
By Writing:	Trust for Credit Unions
c/o U.S. Bancorp Fund Services, LLC (d/b/a/ U.S. Bank Global Fund Services (“Fund Services”))
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
By Telephone:	1-800-342-5828
(9:00 a.m. to 5:00 p.m. New York time)

There is no minimum for initial or subsequent investments, nor are minimum balances required.  Purchases of TCU Shares of the Portfolio may be made only by Federal Reserve wire on any business day, which is any day on which TCU Shares of the Portfolio are priced.  Federal Reserve wires should be sent as early as possible, but must be received in proper form before the end of the business day for a purchase order to be effective that day.

You may sell (redeem) some or all of your TCU Shares. Generally, the Portfolio will redeem your TCU Shares without charge upon request on any business day at their next determined NAV after receipt of such request in proper form. Redemptions may be requested in writing or by telephone.

You should be aware that if you redeem all of your TCU Shares of the Portfolio, you will no longer be eligible to purchase TCU Shares of the Portfolio.  Shareholders who have redeemed all of their TCU Shares of the Portfolio may purchase Investor Shares, another share class offered by the Portfolio.  Please see the Trust’s Investor Shares prospectus for more information.

Tax Information

The Portfolio intends to make distributions that may be treated as ordinary income or capital gains for federal income tax purposes.  However, if state and federally chartered credit unions meet all requirements of Section 501(c)(14)(A) of the Internal Revenue Code of 1986, as amended (the “Code”), and all rules and regulations thereunder, they will be exempt from federal income taxation on any income, dividends or capital gains realized as the result of purchasing, holding, exchanging or redeeming shares of the Portfolio.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase TCU Shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio’s TCU Shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT OBJECTIVE AND RISKS

The Government Money Market Portfolio is a portfolio (the “Portfolio”) of Trust for Credit Unions (the “Trust” or “Fund”), an open-end, management investment company (commonly known as a mutual fund).  The investment objective of the Portfolio as stated in this Prospectus is fundamental and may be changed only with the approval of the holders of a majority of the outstanding shares of the Portfolio as described in the Statement of Additional Information (“SAI”).

THE FUND’S MONEY MARKET INVESTMENT PROCESS AND PHILOSOPHY

ALM First Financial Advisors, LLC (“ALM First” or the “Investment Adviser”) believes that a well-developed investment process has an investment philosophy and an investment strategy.  ALM First also believes developing a well-thought-out philosophy and strategy will provide a framework in which the portfolio manager can seek to earn greater returns on a risk-adjusted basis.

Investment Philosophy – The Investment Adviser believes that:

■	A portfolio of fixed income securities with wide risk-adjusted spreads properly matched to the duration of the market has the potential to produce a total return in excess of the market return

■
The incremental return available from security selection, based on careful relative-value analysis and market research has the potential to be significantly greater and more consistent than the incremental return from predicting the direction of interest rates

■	Within the investment grade fixed income market, the spread sectors have the potential to offer the greatest opportunity for excess return through security selection

■
A strong commitment to market research and experienced fixed income professionals has the potential to provide a better understanding of fixed income security relative value, with the goal being the identification of high credit quality investments that generate risk-adjusted returns in excess of the market return

Investment Strategy – The investment strategy is designed to generate a consistent and predictable return over the preferred benchmark.

■    Sector analysis
•	Investments are typically overweight the “spread sectors” (Agency commercial and residential MBS, CMOs, Agency debentures and some asset-backed sectors)
•	Combinations of assets in these sectors have the potential to offer competitive risk-adjusted returns over alternative “market” portfolios

■    Security selection
•	Selecting individual bonds that have the potential to offer attractive risk-adjusted yields to alternative securities

■    Duration targeting and risk management
•	Significant “bets” on the direction of interest rates are not the focus
•	Keep the portfolio’s duration matched closely to the benchmark duration at all times
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Additional Portfolio Characteristics and Restrictions

The Portfolio’s securities are valued by using the amortized cost method as permitted by Rule 2a-7 under the 1940 Act.  Under Rule 2a-7, the Portfolio may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. These operating policies may be more restrictive than the fundamental policies set forth in the SAI.

■	NAV Per Share: The Portfolio seeks to maintain a stable NAV of $1.00 per share. There can be no assurance that the Portfolio will be able at all times to maintain a NAV of $1.00 per share.

■	Maximum Remaining Maturity of Portfolio Investments: 397 days (as determined pursuant to Rule 2a-7) at the time of purchase.

■	Dollar-Weighted Average Portfolio Maturity (“WAM”): Not more than 60 days (as required by Rule 2a-7).

■	Dollar-Weighted Average Life to Maturity (“WAL”): Not more than 120 days (as required by Rule 2a-7).

■
Restrictions:   The Portfolio is subject to certain investment restrictions that are described in detail under “Investment Restrictions” in the SAI. Fundamental investment restrictions cannot be changed without approval of a majority of the outstanding shares of the Portfolio. Any investment policy not specifically designated as fundamental is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

■
Diversification: Diversification can help the Portfolio reduce the risks of investing. In accordance with current regulations of the SEC, the Portfolio may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer (and certain affiliates of that issuer). However, the Portfolio may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies that are money market funds. In addition, securities subject to certain unconditional guarantees are subject to different diversification requirements as described in the SAI.

■
Credit Quality: Investments by the Portfolio must present minimal credit risk and be “First Tier Securities.” First Tier Securities are securities that are rated in the highest short-term ratings category by at least two Nationally Recognized Statistical Rate Organizations (“NRSROs”), or if only one NRSRO has assigned a rating, by that NRSRO; or have been issued or guaranteed by, or otherwise allow the Portfolio under certain conditions to demand payment from, an entity with such ratings. U.S. Government Securities are considered First Tier Securities. Securities without short-term ratings may be purchased only if they are deemed by the Portfolio’s Investment Adviser, pursuant to procedures approved by the Board of Trustees, to be of comparable quality to First Tier Securities. NRSROs include S&P Global Ratings, Moody’s Investors Service and Fitch Ratings Ltd. For a description of NRSRO rating categories, see the SAI. Rule 2a-7 does not reference credit ratings but requires money market funds to purchase securities that have a remaining maturity of no more than 397 calendar days (unless otherwise permitted under Rule 2a-7), and which have been determined by a money market fund’s Board of Trustees (or the fund’s investment adviser, if the Board of Trustees delegates such power to the adviser) to present minimal credit risks to the fund. ALM First will consider factors including the capacity of each security’s issuer or guarantor to meet its financial obligations.

■
Portfolio Liquidity: The Portfolio is required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests.  In addition, the Portfolio must hold at least 10% of its total assets in “daily liquid assets” and at least 30% of its total assets in “weekly liquid assets” (each as defined by Rule 2a-7).  Daily liquid assets include cash (including demand deposits), direct obligations of the U.S. Government and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day.  Weekly liquid assets include cash (such as demand deposits), direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days.  Further, the Portfolio may not acquire an illiquid security if, after the purchase, more than 5% of the Portfolio’s total assets would consist of illiquid assets.

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OTHER INVESTMENT PRACTICES AND SECURITIES

The table below identifies some of the investment techniques that may (but are not required to) be used by the Portfolio in seeking to achieve its investment objective. Each investment practice and technique is permitted by the 1940 Act and its regulations but will be utilized only to the extent permitted by NCUA rules and regulations. For more information, see Appendix A. The Fund publishes on its website (www.trustcu.com) Portfolio holdings information within five business days after month-end for a period of not less than six months.  A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the Fund’s SAI, which is available on the Fund’s website at www.trustcu.com.

• No specific percentage limitation on usage; limited only by the investment objective and principal investment strategy of the Portfolio — Not permitted	Money Market Portfolio
Investment Practices
Repurchase Agreements	•
When-Issued Securities	•
Investment Securities
Bank Obligations (1)	•
Custodial Receipts	•
U.S. Government Securities	•
Federal Funds (2)	•
Mortgage-Related Securities
Government Mortgage-Related Securities	•

(1)	The Portfolio may invest in U.S. dollar-denominated obligations issued or guaranteed by U.S. or foreign banks with total assets exceeding $1 billion.
(2)	The Portfolio may make unsecured loans of federal funds to U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks).

ADDITIONAL INFORMATION REGARDING PRINCIPAL RISKS OF THE PORTFOLIO

Loss of money is a risk of investing in the Portfolio. An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the NCUA or any other governmental agency. The Portfolio should not be relied upon as a complete investment program. There can be no assurance that the Portfolio will achieve its investment objective. More information about the portfolio securities and investment techniques of the Portfolio, and its associated risks, is provided in Appendix A. You should consider the investment risks discussed in the Portfolio’s Summary Section and in Appendix A. Both are important to your investment choice.
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SERVICE PROVIDERS

INVESTMENT ADVISER

ALM First, 2911 Turtle Creek Boulevard, Suite 500, Dallas, Texas 75219, serves as the Fund’s investment adviser.  ALM First is a strategic partner for depositories, offering an array of financial advisory services.  ALM First is a Securities and Exchange Commission (“SEC”) registered investment adviser, with approximately $19 billion in investments under management.

The Investment Adviser provides day-to-day advice regarding the Portfolio’s transactions. The Investment Adviser also continually manages the Portfolio, including the purchase, retention and disposition of securities and other assets.

MANAGEMENT FEES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of the Portfolio’s average daily net assets):

Portfolio	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2014**
Government Money Market	0.10% on first
$50 million,
	0.05% on remainder	0.05%*

*
Effective April 6, 2011, the Portfolio’s previous investment adviser voluntarily agreed to limit its advisory fee to 0.05% of the Portfolio’s average daily net assets.  The difference between the stated fees and the actual fees paid by the Portfolio reflects this fee limitation, which was in effect during the fiscal year ended August 31, 2014, the last fiscal year during which the Portfolio was in operation. Upon the resumption of investment operations, the Portfolio’s operating expenses may increase without shareholder approval. Prior to April 6, 2011, the Portfolio’s previous investment adviser voluntarily agreed to limit its advisory fee with respect to the Portfolio to 0.07% of average daily net assets.

**	The Portfolio suspended operations as of the close of business on May 30, 2014. The rate shown is for the period from September 1, 2013 through May 30, 2014.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement with ALM First is available in the Portfolio’s annual report for the fiscal year ended August 31, 2017.

ADMINISTRATOR AND U.S. BANCORP FUND SERVICES, LLC

Callahan Credit Union Financial Services, LLLP (“CUFSLP”), a Delaware limited liability limited partnership in which 37 credit unions are limited partners, acts as the Administrator of the Portfolios.  CUFSLP’s address is 1001 Connecticut Avenue NW, Suite 1001, Washington, D.C. 20036.  In this capacity, CUFSLP periodically reviews the performance of the Investment Adviser, the transfer agent, the distributor and the custodian of the Portfolio; provides facilities, equipment and personnel to serve the needs of investors; develops and monitors investor programs for credit unions; provides assistance in connection with the processing of share purchase and redemption orders as reasonably requested by the transfer agent or the Portfolio; handles shareholder problems and calls relating to administrative matters; provides advice and assistance concerning the regulatory requirements applicable to credit unions that invest in the Portfolio; and provides other administrative services to the Portfolio.
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The administration fee payable to CUFSLP is shown under “Portfolio Fees and Expenses” in the Portfolio’s Summary Section.  Effective April 8, 2011, the Administrator has voluntarily agreed to waive its entire administration fee with respect to the Portfolio through August 31, 2019.  This voluntary waiver may be modified or terminated at any time at the option of the Administrator.  If this occurs, the Portfolio’s operating expenses may increase without shareholder approval.  The Administrator has contractually agreed to reduce or limit “Total Annual Portfolio Operating Expenses” of the Portfolio (excluding interest, taxes, brokerage and extraordinary expenses) to 0.20% of the Portfolio’s average daily net assets.  This contractual obligation will remain in effect through at least December 31, 2019, and prior to such date, the Administrator may not terminate the arrangement without the approval of the Board of Trustees.  Effective May 23, 2012, CUFSLP has agreed voluntarily that to the extent the total annualized expenses (excluding interest, taxes, brokerage and extraordinary expenses) of the Portfolio exceed 0.10% of the average daily net assets, CUFSLP will either reduce the administration fees otherwise payable or pay such expenses of the Portfolio.

U.S. Bank Global Fund Services, 615, East Michigan Street, 3rd Floor, Milwaukee, WI 53202, a subsidiary of U.S. Bank N.A., provides certain administrative, fund accounting and regulatory administration services to the Trust’s Portfolios.

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202, a subsidiary of U.S. Bank N.A., serves as the Portfolio’s transfer agent and, as such, performs various shareholder servicing functions.

DISTRIBUTOR

Callahan Financial Services, Inc. (“CFS” or the “Distributor”), 1001 Connecticut Avenue, NW, Suite 1001, Washington, D.C. 20036-5504, a Delaware corporation, serves as the distributor of shares of the Portfolio. CFS, a registered broker-dealer under the Securities Exchange Act of 1934, is an affiliate of Callahan & Associates, Inc., a corporation organized under the laws of the District of Columbia, founded in 1985.

DIVIDENDS

All or substantially all of the Portfolio’s net investment income (determined on a tax basis) will be declared as a dividend daily. Net short-term capital gains, if any, will be paid in accordance with the requirements of the Code, and may be reflected in daily dividend declarations. The Portfolio does not expect to realize long-term capital gains.

You may choose to have dividends paid in:

■	Cash
■	Additional TCU Shares of the Portfolio

You may indicate your election on your Account Information Form. Any changes may be submitted in writing to Fund Services or CFS at any time before the record date for a particular dividend or distribution. (If you do not indicate any choice, your dividends and distributions will be reinvested automatically in TCU Shares of the applicable Portfolio.) The election with respect to the Portfolio’s capital gains dividends may differ from such election with respect to the Portfolio’s monthly net investment income dividends.

The election to reinvest dividends and distributions in additional shares will not affect the tax treatment of such dividends and distributions, which will be treated as received by you and then used to purchase the shares.
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Dividends from net investment income and distributions from capital gains are declared and paid as follows:

	Investment Income Dividends		Capital Gains Distributions
Portfolio	Declared	Paid	Declared and Paid
Government Money Market	Daily	Monthly	At Least Annually

Pursuant to the provisions of the Code, the Portfolio intends to distribute substantially all of its net investment company taxable income each year. The amount of these income distributions to shareholders, which are calculated in accordance with relevant tax requirements, can often differ from the amount of the Portfolio’s net investment income for financial reporting purposes, which is calculated in accordance with generally accepted accounting principles.

SHAREHOLDER GUIDE

The Fund is offered solely to state and federally chartered credit unions.  TCU Shares of the Portfolio are designed to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the NCUA rules and regulations and NCUA Letter Number 155. TCU Shares of the Fund, however, may or may not qualify as eligible investments for particular state chartered credit unions. The Fund encourages each state chartered credit union to consult qualified legal counsel concerning whether the Portfolio is a permissible investment under the laws applicable to it.

The Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments in the Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

The following section will provide you with answers to some of the most often asked questions regarding buying and selling TCU Shares of the Portfolio. For more information about online access, please call 1-800-342-5828.

Purchases of TCU Shares of the Portfolio may be made only by Federal Reserve wire. There is no minimum for initial or subsequent investments nor are minimum balances required.

HOW TO BUY TCU SHARES

You may purchase TCU Shares of the Portfolio on any business day, which is any day on which TCU Shares of the Portfolio are priced, as described below in “How Are TCU Shares Priced?” at their NAV next determined after receipt of an order by wiring federal funds to U.S. Bank N.A.  You may place a purchase order in writing or by telephone.

By Writing:	Trust for Credit Unions
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
By Telephone:	1-800-342-5828
(9:00 a.m. to 5:00 p.m. New York time)
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TCU Shares of the Portfolio are deemed to have been purchased when an order becomes effective (i.e., after an order is received and Fund Services receives a Federal Reserve wire relating to such order) and are entitled to dividends on shares purchased as follows:

If an effective order is received:	Dividends begin:
■ By 3:00 p.m. New York time	Same business day
■ After 3:00 p.m. New York time	Next business day

Federal Reserve wires should be sent as early as possible, but must be received before the end of the business day, for a purchase order to be effective.

What Else Should I Know About Share Purchases?

The following generally applies to purchases of TCU Shares:

■
For your initial purchase of TCU Shares of the Portfolio, you should promptly complete an Account Information Form, and mail it to Trust for Credit Unions, c/o Fund Services, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202 or Callahan Financial Services, Inc., 1001 Connecticut Avenue, NW, Suite 1001, Washington, D.C. 20036. You may not redeem TCU Shares prior to the Fund’s receipt of such Account Information Form.

■
ALM First and/or CFS may from time to time, at their own expense, provide compensation to certain dealers whose customers purchase significant amounts of TCU Shares of the Portfolio. The amount of such compensation may be made on a one-time and/or periodic basis and, in the case of ALM First, may be up to 14% of the annual fees that are earned by ALM First as Investment Adviser to the Portfolio (after adjustments) and are attributable to TCU Shares held by such customers. Such compensation does not represent an additional expense to the Portfolio or its shareholders, since it will be paid from the assets of ALM First, its affiliates or CFS.

The Portfolio and the Distributor reserve the right to:

■	Reject or restrict any purchase or exchange orders by a particular purchaser (or group of related purchasers) for any reason in their discretion.

Customer Identification Program.

Federal law requires the Portfolio to obtain, verify and record identifying information, which may include the name, business street address, taxpayer identification number or other identifying information, for certain investors who open an account with the Portfolio. Applications without the required information, or (where applicable) without an indication that a taxpayer identification number has been applied for, may not be accepted by the Portfolio. After accepting an application, to the extent permitted by applicable law or their customer identification program, the Portfolio reserves the right to (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Portfolio; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Portfolio is unable to verify an investor’s identity. The Portfolio and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares pursuant to the customer identification program.
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How Are TCU Shares Priced?

The price you pay or receive when you buy, sell or exchange TCU Shares is the Portfolio’s next-determined NAV for TCU Shares. The Fund calculates NAV for Investor Shares as follows:

(Value of Assets of the Portfolio Attributable to TCU Shares)
NAV =	- (Liabilities of the Portfolio Attributable to TCU Shares)
Number of Outstanding TCU Shares of the Portfolio

■
The NAV of TCU Shares of the Portfolio is calculated by the accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) or such later time as the NYSE or NASDAQ market may officially close. TCU Shares will be priced on any day the NYSE is open, except for days on which Chicago, Boston or New York banks are closed for local holidays.

■
To help the Portfolio maintain its $1.00 constant share price, portfolio securities are valued at amortized cost in accordance with SEC regulations. Amortized cost will normally approximate market value. There can be no assurance that the Portfolio will be able at all times to maintain a NAV of $1.00 per share.

General Valuation Policies

■
On any business day when the Bond Market Association (“BMA”) recommends that the securities markets close early, the Portfolio reserves the right to close at or prior to the BMA recommended closing time. If the Portfolio does so, it will cease granting same business day credit for purchase, redemption and exchange orders received after the Portfolio’s closing time and credit will be given to the next business day.

■	The Portfolio reserves the right to advance the time by which purchase, redemption and exchange orders must be received for same business day credit as otherwise permitted by the SEC.

■
The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were processed at a NAV other than the Portfolio’s official closing NAV that is subsequently adjusted, and to recover amounts from (or distribute amounts to) shareholders accordingly based on the official closing NAV.

If an event that affects the value of a security occurs after the publication of market quotations used by the Portfolio to price their securities but before the close of trading on the NYSE, the Fund in its discretion and consistent with applicable regulatory guidance may determine whether to make an adjustment in light of the nature and significance of the event.

Note: The time at which transactions and TCU Shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. New York time. In the event the NYSE does not open for business because of an emergency, as determined by the SEC, the Fund may, but is not required to open the Portfolio for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether the Portfolio is open for business during an emergency situation, please call 1-800-342-5828 or 1-800-CFS-5678.
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HOW TO SELL TCU SHARES

How Can I Sell TCU Shares of the Portfolio?

You may arrange to take money out of your account by selling (redeeming) some or all of your TCU Shares. Generally, the Portfolio will redeem your TCU Shares without charge upon request on any business day at their next determined NAV after receipt of such request in proper form. Redemptions may be requested in writing or by telephone.

Instructions for Redemptions:
By Writing:	■ Write a letter of instruction that includes:
■ Your name(s) and signature(s)
■ Your account number
■ The Portfolio name
■ The dollar amount or number of TCU Shares you want to sell
■ How and where to send the proceeds
■ Mail the request to:
Trust for Credit Unions
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
By Telephone:	If you have elected the telephone redemption and exchange privileges on your Account Information Form:
■ 1-800-342-5828
(9:00 a.m. to 5:00 p.m. New York time)

What Do I Need to Know about Telephone Redemption Requests?

The Portfolio, the Distributor, the Administrator, the Investment Adviser and the transfer agent will not be liable for any loss you may incur in the event that the Portfolio accepts unauthorized telephone redemption requests that the Portfolio reasonably believes to be genuine. In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Fund Services employs reasonable procedures specified by the Portfolio to confirm that such instructions are genuine. If reasonable procedures are not employed, the Portfolio may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

■	All telephone requests are recorded.
■
Proceeds of telephone redemptions will be wired directly to the credit union, corporate credit union or other domestic depository account designated on the Account Information Form unless you provide written instructions signed by an authorized person designated on the Account Information Form indicating another credit union, or other depository accounts.

■	The telephone redemption option may be modified or terminated at any time.

Note: It may be difficult to make telephone redemptions in times of drastic economic or market conditions.

How Are Redemption Proceeds Paid?

You may arrange for your redemption proceeds to be wired as federal funds to the credit union, corporate credit union or other domestic depository institution designated on your Account Information Form. Redemption proceeds may not be wired to third parties.
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If a redemption request is received by Fund Services before 3:00 p.m. New York time, the TCU Shares to be redeemed do not earn income on the day the request is received, but proceeds are ordinarily wired on the same day. If such request is received by Fund Services after such time and prior to 4:00 p.m. New York time, the TCU Shares to be redeemed earn income on the day the request is received and proceeds are ordinarily wired on the morning of the following business day.

What Else Do I Need to Know about Redemptions?

■
If its authorized signature is guaranteed, a shareholder may change the designated credit union, corporate credit union or other domestic depository account upon written notice to Fund Services. A signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. Additional documentation regarding any such change or regarding a redemption by any means may be required when deemed appropriate, and the request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

■
The right of a shareholder to redeem TCU Shares and the date of payment by the Portfolio may be suspended for more than seven days for any period during which the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC; or during any emergency, as determined by the SEC; or for such other period as the SEC may by order permit for the protection of shareholders of the Portfolio.

■
TCU Shares may be redeemed by the Portfolio if the Trustees determine in their sole discretion that failure to redeem such TCU Shares may have materially adverse consequences to the shareholders of the Portfolio. Because the Portfolio is offered solely to state and federally chartered credit unions, and to avoid the potential for adverse tax or other consequences to its shareholders, the Portfolio may redeem TCU Shares that are owned at any time by any shareholder that is not a credit union (including a shareholder that was a credit union at the time of purchase but thereafter ceases to be a credit union).

■	It is expected that payment of redemption proceeds will be made from uninvested cash or short-term investments or proceeds from the sale of portfolio securities.

■
You should be aware that if you redeem all your TCU Shares of the Portfolio, you will no longer be able to purchase TCU Shares of that Portfolio.  Shareholders who have redeemed all of their TCU Shares of the Portfolio may purchase Investor Shares, another share class offered by the Portfolio.  Please see the Portfolio’s Investor Shares prospectus for more information.

Suspension of Your Right to Redeem Your TCU Shares

The Portfolio may suspend the right of redemption or postpone the date of payment for shares redeemed if, upon providing prior notification to the SEC, the Board of Trustees determines that Portfolio shareholders may suffer material dilution or other unfair results and decides to liquidate the Portfolio.
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What Types of Reports Will I Be Sent Regarding Investments in the Portfolio?

You will receive an annual report containing audited financial statements and a semi-annual report. All shareholders will be provided with an individual monthly statement for the Portfolio showing each transaction for the reported month.

RESTRICTIONS ON EXCESSIVE TRADING PRACTICES

The Trust reserves the right to reject or restrict purchase requests from any investor. The Trust will not be liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Trust and its shareholders, the Trust will exercise this right if, in the Trust’s judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Trust, has been or may be disruptive to the Portfolio. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together. No waivers of the provisions of the policies and procedures established to detect and deter market timing and other excessive trading activity are permitted that would harm the Trust or its shareholders or would subordinate the interests of the Trust or its shareholders to those of ALM First or any of ALM First’s affiliates.

The Trust’s policies and procedures on excessive trading practices do not apply to the Portfolio because the Portfolio may be appropriately used by shareholders for short-term investment or cash management purposes. However, the Trust reserves the right to apply such policies and procedures to the Portfolio in the event of a reassessment regarding the risk that abusive short-term trading poses to the Portfolio. The Portfolio reserves the right, however, to refuse a purchase order if management of the Trust believes that the transaction may not be in the best interests of the Portfolio.
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TAXATION

TAXATION OF SHAREHOLDERS

If state and federally chartered credit unions meet all requirements of Section 501(c)(14)(A) of the Code, and all rules and regulations thereunder, they will be exempt from federal income taxation on any income, dividends or capital gains realized as the result of purchasing, holding, exchanging or redeeming shares of the Portfolio.

FEDERAL TAXATION OF THE PORTFOLIO

The Trust intends that the Portfolio will qualify for the special tax treatment afforded to regulated investment companies under Subchapter M of Subtitle A, Chapter 1, of the Code. The Portfolio is treated as a separate corporation for federal tax purposes and generally must comply with the qualification and other requirements applicable to regulated investment companies. If the Portfolio otherwise complies with such provisions, then in any taxable year for which it distributes at least 90% of its investment company taxable income determined for federal income tax purposes (before any deduction for dividends paid), the Portfolio will be relieved of federal income tax on the amounts distributed. The Portfolio intends to distribute to its shareholders substantially all of the Portfolio’s net investment company taxable income and net capital gain, if any.

The Code will impose a 4% excise tax if the Portfolio fails to meet certain requirements with respect to distributions of net ordinary income and capital gain net income. It is not anticipated that this provision will have any material impact on the Portfolio or its shareholders.

If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income will be taxed to the Portfolio at the appropriate corporate rate without any reduction for distributions made to shareholders.

The foregoing discussion of tax consequences is based on federal tax laws and regulations in effect on the date of this Prospectus, which are subject to change by legislative or administrative action. You should also consult your own tax adviser for information regarding all tax consequences applicable to your investment in the Portfolio.

More information about taxes is included in the SAI.
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Appendix A

Additional Information on Portfolio Risks, Securities and Techniques

A. General Portfolio Risks

Risks of Fixed Income Securities. The Portfolio will be subject to the risks associated with fixed-income securities. These risks include interest rate risk, credit risk and call/extension risk. In general, interest rate risk involves the risk that, when interest rates decline, the market value of fixed-income securities tends to increase (although many mortgage-related securities will have less potential than other debt securities for capital appreciation during periods of declining rates). Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that the issuer could default on its obligations, and the Portfolio will not recover its investment. Call risk and extension risk are normally present in adjustable rate mortgage loans (“ARMs”) and mortgage-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease. In either case, a change in the prepayment rate can result in losses to investors. The same would be true of asset-backed securities, such as securities backed by auto loans.

Risks of Mortgage-Related Investments. Mortgage-related securities are particularly exposed to call and extension risks. Small changes in mortgage prepayments can significantly impact the cash flow and the market value of these securities. In general, the risk of faster than anticipated prepayments adversely affects super floaters and premium priced mortgage-related securities. The risk of slower than anticipated prepayments generally adversely affects floating-rate securities subject to interest rate caps, support tranches and discount priced mortgage-related securities. In addition, particular securities may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

Some floating-rate debt securities can present more complex types of derivative and interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to lower prices in the event of an unfavorable change in the spread between two designated interest rates.

Risks of Illiquid Securities. The Portfolio may invest up to 5% of its net assets in illiquid securities, which cannot be disposed of in seven calendar days in the ordinary course of business at fair value. Illiquid securities include:

■	Securities that are not readily marketable
■	Repurchase agreements, federal funds loans and fixed time deposits with a notice or demand period of more than seven days
■
Loan participations of foreign governments or their agencies that are guaranteed as to principal and interest by the U.S. government or its agencies, instrumentalities or sponsored enterprises where a substantial secondary market is absent

■
If permissible for the Portfolio, certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because, for example, it is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”) and, therefore, is liquid

Investing in restricted securities may decrease the Portfolio’s liquidity to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.
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Investment Criteria. If, after purchase by the Portfolio, an investment ceases to meet the investment criteria stated in this Prospectus, the Investment Adviser will consider whether the Portfolio should continue to hold the investment. Investments purchased under NCUA rules and regulations that are superseded following the purchase of the investments by the Portfolio will be governed by the NCUA rules and regulations in effect when purchased to the extent permitted by such rules and regulations, and the Portfolio may continue to hold such investments after that date subject to compliance with the NCUA rules and regulations.

B.  Portfolio Securities and Techniques

This section provides further information on certain types of securities and investment techniques that may be used by the Portfolio to the extent consistent with the Portfolio’s investment objective and principal investment strategy, including their associated risks. Additional information is provided in the Statement of Additional Information, which is available upon request or on the Fund’s website. Among other things, the Statement of Additional Information describes certain fundamental investment restrictions that cannot be changed without shareholder approval. You should note, however, that all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval.

U.S. Government Securities. U.S. Government Securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises. U.S. Government Securities may be supported by (a) the full faith and credit of the U.S. Treasury; (b) the ability of the issuer to borrow from the U.S. Treasury; (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuing agency, instrumentality or sponsored enterprise. U.S. Treasury obligations include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury that are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”).

U.S. Government Securities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; and (b) participations in loans made to foreign governments or their agencies that are so guaranteed as to principal and interest. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay principal or interest when due or will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Additionally, Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

Custodial Receipts. Interests in U.S. Government Securities may be purchased in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities or authorities. For certain securities law purposes, custodial receipts are not considered obligations of the U.S. government.
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Mortgage-Related Securities. Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgage-related securities in which the Portfolio may invest can be backed by either fixed rate mortgage loans or adjustable rate mortgage loans, and must be issued by a governmental entity.

Mortgage-related securities may include multiple class securities, including collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduit (“REMIC”) pass-through or participation certificates. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other mortgage-related securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In many cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. Sometimes, however, CMO classes are “parallel pay,” i.e., payments of principal are made to two or more classes concurrently. CMOs may exhibit more or less price volatility and interest rate risk than other types of mortgage-related obligations, and under certain interest rate and payment scenarios, the Portfolio may fail to recoup fully its investment in certain of these securities regardless of their credit quality.

The Portfolio may, to the extent consistent with its investment objective and strategy, invest in exchangeable collateralized mortgage obligations (“exchangeable CMOs”) representing beneficial ownership interests in one or more interest-only classes of a CMO (“IO CMOs”) or principal-only classes of a CMO (“PO CMOs”) if certain requirements prescribed by NCUA rules and regulations are satisfied. Otherwise, the Portfolio may not invest in stripped mortgage-backed securities (“SMBS”) or securities that represent interests in SMBS.

To the extent the Portfolio concentrates its investments in pools of mortgage-related securities sponsored by the same sponsor or serviced by the same servicer, it may be subject to additional risks. Servicers of mortgage-related pools collect payments on the underlying mortgage assets for pass-through to the pool on a periodic basis. Upon insolvency of the servicer, the pool may be at risk with respect to collections received by the servicer but not yet delivered to the pool.

Mortgage-related securities and other asset-backed securities are increasingly subject to liquidity constraints, price volatility, credit downgrades and unexpected increases in default rates, and therefore may be more difficult to value and more difficult to dispose of than previously.  Any of these events may have an adverse impact on the Portfolio to the extent it invests in mortgage-related or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Zero Coupon Securities. The Portfolio may purchase zero coupon securities which are U.S. Government Securities and do not have maturity dates of more than ten years from the settlement date. Zero coupon securities are issued at a discount from their face value because interest payments are typically postponed until maturity. The market prices of these securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality.

When-Issued Securities. Pursuant to NCUA rules and regulations, the Portfolio may purchase and sell securities in transactions that provide for their delivery by regular-way settlement. Regular-way settlement means that delivery of a security from a seller to a buyer is to be made within the time frame that the securities industry has established for that type of security.

In addition to purchasing and selling securities that have already been issued, the Portfolio may purchase or sell securities in when-issued transactions including TBA (“To Be Announced”) securities. In these transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities in order to secure what is considered to be an advantageous yield or price.
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Like other transactions, the purchase of securities on a when-issued basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of when-issued securities involves the risk that the value of the securities sold may increase before the settlement date. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular-way. When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract. Although the Portfolio will generally purchase securities on a when-issued basis with the intention of acquiring the securities, the Portfolio may dispose of the securities prior to settlement if the Investment Adviser deems it appropriate.

Repurchase Agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. The Portfolio may enter into repurchase agreements with securities dealers and banks that furnish collateral at least equal in value or market price to the amount of their repurchase obligation.

If the other party or “seller” defaults or becomes insolvent, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Portfolio are less than the repurchase price and the Portfolio’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Portfolio could suffer additional losses if a court determines that the Portfolio’s interest in the collateral is not enforceable.

A repurchase agreement may permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the repurchase agreement with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the repurchase agreement counterparty’s bankruptcy or insolvency. Pursuant to the terms of the repurchase agreement, the Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the repurchase agreement counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

Master Repurchase Agreements (“MRAs”) permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

The Portfolio, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Bank Obligations. The Portfolio may invest in U.S. dollar-denominated obligations issued or guaranteed by U.S. or foreign banks with total assets exceeding $1 billion but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder. Bank obligations may include certificates of deposit, bankers’ acceptances, bank notes, deposit notes, and other obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Obligations of foreign branches of U.S. banks include fixed time deposits. Generally, fixed time deposits are not payable until maturity, but may permit early withdrawal subject to penalties which vary depending upon market conditions and the remaining maturity of the obligations.
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The activities of U.S. and most foreign banks are subject to extensive but different government regulations which may limit both the amount and types of loans that may be made and the interest rates that may be charged.  In addition, the profitability of the banking industry is largely dependent upon the availability and costs of funds for the purpose of financing lending operations under prevailing money market conditions.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties play an important part in the operation of this industry.

Obligations of foreign branches of U.S. banks involve investment risks in addition to those of domestic obligations of domestic issuers, including the possibility that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable domestic obligations of domestic issuers, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations or that deposits may be seized or nationalized.

Federal Funds. The Portfolio may make unsecured loans of federal funds to U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks) to the extent permitted by the Federal Credit Union Act and the rules and regulations thereunder.

Federal funds are funds held by a regional Federal Reserve Bank for the account of a bank that is a member of such Federal Reserve Bank (a “Fed Member Bank”). A loan of federal funds is an unsecured loan to a Fed Member Bank at a negotiated interest rate for a negotiated time period, generally overnight, of federal funds. Loans of federal funds are not insured by the Federal Deposit Insurance Corporation. In the event the borrower of federal funds enters a bankruptcy or other insolvency proceeding, the Portfolio could experience delays and incur expenses in recovering cash. Further, the possibility exists that in such an instance, the borrowing institution may not be able to repay the loaned funds. Creditworthiness is, therefore, of particular importance given the unsecured nature of federal funds borrowings. The Portfolio will limit federal funds lending to those Fed Member Banks whose creditworthiness has been reviewed and found by the Investment Adviser to be comparable in quality to securities rated high quality by an NRSRO.

Borrowing. The Portfolio may not borrow money, except as a temporary measure, and then only in amounts not exceeding one-third of the value of the Portfolio’s net assets.
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Appendix B
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years (or the period since a particular class of shares commenced operations) and for the most recent semi-annual period.  The Money Market Portfolio suspended operations as of the close of business on May 30, 2014. The financial highlights shown below are for the six-month period ended February 28, 2014 and for each of the five years in the period ended August 31, 2013.  The financial highlights tables shown below reflect the financial performance of the Portfolio’s TCU Shares.  Certain information in the financial highlights table reflects the financial results for a single TCU Share of the Money Market Portfolio.  The total returns in the table represent the rate that an investor would have earned or lost on an investment in TCU Shares of the Portfolio (assuming reinvestment of all distributions).  The information for the fiscal years ended August 31, 2013, 2012 and 2011 has been audited by Tait, Weller & Baker LLP, whose report, along with the Portfolio’s financial statements, is included in the Portfolio’s 2013 annual report (available upon request without charge). The information for the fiscal years ended August 31, 2010 and 2009 was audited by the Portfolio’s former independent registered public accounting firm. The information for the six-month period ended February 28, 2014 is unaudited and is included in the Portfolio’s 2014 semi-annual report (available upon request without charge).
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MONEY MARKET PORTFOLIO

		Years Ended August 31,
	Six-Month Period Ended 2/28/14 Unaudited	2013(a)	2012	2011	2010	2009
Net Asset Value, Beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income(b)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.01

Total income from investment operations	0.00	0.00	0.00	0.00	0.00	0.01
Less Distributions from:
Investment income	0.00 (c)	0.00 (c)	0.00(c)	0.00(c)	0.00(c)	(0.01)
Return of capital	—	—	—	—	—	—
Total Distributions	0.00	0.00	0.00	0.00	0.00	(0.01)
Net Asset Value, End of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return(d)	0.01%	0.08%	0.05%	0.05%	0.11%	0.63%
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)	$92,087	$81,870	$174,122	$181,203	$239,848	$944,997
Ratios to average net assets:
Expenses net of waivers and reimbursements	0.10%(f)	0.10%	0.14%	0.18%	0.20%	0.20%(e)
Expenses before waivers and reimbursements	0.58%(f)	0.48%	0.48%	0.50%	0.40%	0.36%
Net investment income net of waivers and reimbursements	0.02%(f)	0.09%	0.05%	0.04%	0.11%	0.52%
Net investment income (before waivers and reimbursements)	(0.47)%(f)	(0.29)%	(0.30)%	(0.28)%	(0.08)%	0.36%
(a)
The Money Market Portfolio suspended operations as of the close of business on May 30, 2014.  As of August 31, 2015, the Portfolio did not have any TCU Shares outstanding and therefore has no financial highlights.

(b)	Calculated based on average shares outstanding.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year.
(e)	The Money Market Portfolio’s participation in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds represented an expense of 0.02% for the year ended August 31, 2009.
(f)	Annualized.
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Index

2	Summary Section
	2	Government Money Market Portfolio
7	Important Additional Information
8	Additional Information about the Portfolio’s Investment Objective and Risks
11	Service Providers
12	Dividends
13	Shareholder Guide
	13	How to Buy TCU Shares
	16	How to Sell TCU Shares
19	Taxation
20	Appendix A
Additional Information on Portfolio Risks, Securities and Techniques
25	Appendix B Financial Highlights
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Trust for Credit Unions
Prospectus

FOR MORE INFORMATION

Annual/Semi-Annual Report

Additional information about the Portfolio’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during the last fiscal year.

Statement of Additional Information

Additional information about the Portfolio and its policies is also available in the Portfolio’s Statement of Additional Information. The Statement of Additional Information is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Portfolio’s annual and semi-annual reports, and the Statement of Additional Information, are available free upon request by calling Trust for Credit Unions at 1-800-342-5828 or CFS at 1-800-237-5678. You can also access and download the annual and semi-annual reports, and the Statement of Additional Information, free of charge, at the Portfolio’s website, http://www.trustcu.com.

To obtain other information and for shareholder inquiries:

■ By telephone:	1-800-DIAL TCU (1-800-342-5828) or 1-800-CFS-5678 (1-800-237-5678)

■ By mail:	Trust for Credit Unions
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
or
Callahan Financial Services, Inc.
1001 Connecticut Avenue, NW - Suite 1001
Washington, D.C. 20036

■ On the internet:	SEC EDGAR database – http://www.sec.gov (text-only)
CFS – http://www.trustcu.com

Reports and other information about Trust for Credit Unions are available on the EDGAR database on the SEC’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request to the SEC’s e-mail address at publicinfo@sec.gov.  This Prospectus is intended for use by state and federally chartered credit unions that are exempt from federal income taxation.

The Portfolios’ investment company registration number is 811-5407.

(TRUST LOGO)
28

PART B

STATEMENT OF ADDITIONAL INFORMATION

TRUST FOR CREDIT UNIONS

615 East Michigan Street
Milwaukee, WI 53202

• Government Money Market Portfolio
TCU Shares (TCUXX)*
Investor Shares (TCVUXX)*

This Statement of Additional Information (the “SAI”) is not a Prospectus. This SAI should be read in conjunction with the Prospectus dated December 31, 2018 (the “Prospectus”), relating to the offering of TCU Shares and Investor Shares of the Government Money Market Portfolio (the “Portfolio”). A copy of the Prospectus may be obtained without charge from Trust for Credit Unions at (800) DIAL TCU (800-342-5828) or Callahan Financial Services, Inc. at (800) 237-5678.

The audited financial statements and related report of Tait, Weller & Baker LLP, an independent registered public accounting firm, for the fiscal period ended August 31, 2013 for the Portfolio contained in the 2013 annual report is incorporated herein by reference in the section “Financial Statements.” Information in the financial statements for periods prior to the fiscal year ended August 31, 2011 was audited by the Portfolio’s former independent registered public accounting firm. The annual report may be obtained without charge by writing to the address above or calling the toll-free numbers above. No other portions of the Portfolio’s annual report are incorporated herein by reference.

The date of this SAI is December 31, 2018.

*	The Portfolio, which was formerly known as the Money Market Portfolio, suspended operations as of the close of business on May 30, 2014.

YOU COULD LOSE MONEY BY INVESTING IN THE GOVERNMENT MONEY MARKET PORTFOLIO. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT CANNOT GUARANTEE IT WILL DO SO. AN INVESTMENT IN THE PORTFOLIO IS NOT A CREDIT UNION DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE NATIONAL CREDIT UNION SHARE INSURANCE FUND, THE NATIONAL CREDIT UNION ADMINISTRATION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE PORTFOLIO’S SPONSOR HAS NO LEGAL OBLIGATION TO PROVIDE FINANCIAL SUPPORT TO THE PORTFOLIO, AND YOU SHOULD NOT EXPECT THAT THE SPONSOR WILL PROVIDE FINANCIAL SUPPORT TO THE PORTFOLIO AT ANY TIME.

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INTRODUCTION

Trust for Credit Unions (the “Fund” or the “Trust”) is an open-end, diversified, management investment company (commonly known as a “mutual fund”) offered only to state and federally chartered credit unions. The Fund seeks to achieve a high level of income to the extent consistent with the investment objectives of its investment portfolios. This SAI relates to the offering of the TCU Shares and Investor Shares of the Fund’s Government Money Market Portfolio (the “Portfolio”). Each share class of the Portfolio is offered in a separate Prospectus. The Portfolio suspended operations effective as of the close of business on May 30, 2014.  From inception through the suspension of its operations, the Portfolio operated as a money market fund pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). Effective upon the resumption of its operations, the Portfolio intends to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act.  “Government money market funds” are money market funds that invest at least 99.5% of their assets in cash, U.S. Government Securities (as such term is defined in or interpreted under the 1940 Act), and/or repurchase agreements that are collateralized fully by cash or such securities.

The Fund was established under Massachusetts law by an Agreement and Declaration of Trust dated September 24, 1987, as most recently amended and restated on November 25, 2014 as a Third Amended and Restated Declaration of Trust (the “Declaration of Trust”). The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, to designate such shares as interests in one or more separate series representing interests in separate investment portfolios, and to designate one or more classes of shares of such series. The Trustees have the right to establish investment portfolios and classes of shares in addition to those heretofore established. Investment in the Portfolio relieves investors from the administrative and accounting burdens involved in direct investments, and also provides related benefits as described below.

High Current Income. The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high-quality money market instruments authorized under the Federal Credit Union Act.

Stability of Principal. The Portfolio seeks to maintain its net asset value (“NAV”) per share at $1.00 (although there is no assurance that the Portfolio will be able to do so on a continuous basis).

Liquidity. Because the Portfolio’s shares may be redeemed upon request of a shareholder on any business day at NAV, the Portfolio offers greater liquidity than many competing investments such as certificates of deposit and direct investments in certain mortgage-related securities.

Experienced Professional Management. Successfully creating and managing a diversified portfolio of fixed income securities requires professionals with extensive experience. Members of the ALM First Financial Advisors, LLC (“ALM First” or the “Investment Adviser”) portfolio management team bring together many years of experience in the analysis, valuation and trading of U.S. fixed income securities. At September 30, 2018, ALM First had assets under supervision of $19 billion, all of which were in fixed income assets. Assets under supervision includes assets under management and other client assets for which ALM First does not have full discretion.

ALM First Investment Process. ALM First believes that a well-developed investment process has an: investment philosophy and investment strategy. Developing a well-thought-out philosophy and strategy will provide a framework in which the portfolio manager can seek to earn greater returns on a risk-adjusted basis.

Investment philosophy – The Investment Adviser believes that:

■	A portfolio of fixed income securities with wide risk-adjusted spreads properly matched to the duration of the market has the potential to produce a total return in excess of the market return.
■
The incremental return available from security selection, based on careful relative-value analysis and market research, has the potential to be significantly greater and more consistent than the incremental return from predicting the direction of interest rates.

■	Within the investment grade fixed income market, the spread sectors have the potential to offer the greatest opportunity for excess return through security selection.
■
A strong commitment to market research and experienced fixed income professionals has the potential to provide a better understanding of fixed income security relative value, with the goal being the identification of high credit quality investments that generate risk-adjusted returns in excess of the market return.

Investment strategy: The investment strategy is designed to generate a consistent and predictable return over the preferred benchmark.

■	Sector analysis
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•	Portfolios typically overweight the “spread sectors” (Agency commercial and residential MBS, CMOs, Agency debentures and some asset-backed sectors)
•	Combinations of assets in these sectors have the potential to offer competitive risk-adjusted returns over alternative “market” portfolios
■	Security selection
•	Selecting individual bonds that have the potential to offer attractive risk-adjusted yields to alternative securities
■	Duration targeting and risk management
•	Significant “bets” on the direction of interest rates are not the focus
•	Keep the portfolio’s duration matched closely to the benchmark duration at all times

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MANAGEMENT

The Declaration of Trust provides that, subject to its provisions, the Fund’s Board of Trustees shall have the power to conduct the business of the Fund and carry on its operations. The Declaration of Trust provides that: (a) the Trustees shall have full power and authority to take or refrain from taking any action, to execute all such contracts and instruments as they deem necessary, proper or desirable to promote the interests of the Fund, and to adopt such accounting and tax accounting practices as they consider appropriate for the Fund or any series or class of shares; (b) a Trustee shall be liable for his or her own bad faith, willful malfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his or her office and shall not be liable for any act or omission or for neglect or wrongdoing; and (c) subject to the preceding clause, the Trustees are not responsible for any act or omission or neglect or wrongdoing of any officer, agent, employee, investment adviser, administrator, distributor, transfer agent, dealer or other independent contractor of the Trust or for any other action or failure to act.

The Trust’s Leadership Structure

The business and affairs of the Portfolio are managed under the direction of the Board of Trustees (the “Board”), subject to the laws of the Commonwealth of Massachusetts and the Trust’s Declaration of Trust. The Trustees are responsible for deciding matters of overall policy, selecting the Trust’s service providers and overseeing their actions, and appointing officers of the Trust. The officers of the Trust conduct and supervise the Portfolio’s daily business operations.

Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act, are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.”

The Board is currently composed of seven Trustees, six of whom are Independent Trustees. The Board has selected James F. Regan to act as Chair. Mr. Regan is considered to be an “interested person” of the Investment Adviser because his principal employer, Digital Federal Credit Union, has had a business relationship with the Investment Adviser for a number of years.  The Board has selected Julie A. Renderos, an Independent Trustee, to act as Vice Chair and Lead Independent Trustee.  Mr. Regan’s duties include presiding at meetings of the Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings. Ms. Renderos serves as Vice Chair, Lead Independent Trustee and Chair of the Trust’s Audit Committee.  In the performance of their respective duties, Mr. Regan and Ms. Renderos will each consult with the Independent Trustees and the Trust’s officers and legal counsel and legal counsel to the Independent Trustees, as appropriate. The Chair may perform other functions as requested by the Board from time to time.

The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular, in-person meetings at least four times a year, and holds special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. The Board also relies on professionals, such as the Trust’s independent registered public accounting firm and legal counsel and counsel to the Independent Trustees, to assist the Trustees in performing their oversight responsibilities.

The Board has established six standing committees – Audit, Valuation, Dividend, Amortized Cost, Nominating and Product Development Committees. The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board. For more information on the Committees, see the section “Standing Board Committees,” below.

The Trustees have determined that the Trust’s leadership structure is appropriate because it allows the Trustees to effectively perform their oversight responsibilities.

Information pertaining to the Trustees is set forth below.

Independent Trustees (1)

Name, Age and Address (1)	Position (s) Held with Trust	Term of Office and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (3)	Other Directorships Held by Trustee (4)
Rudolf J. Hanley Age: 76	Trustee	Since 2003	President and Chief Executive Officer, SchoolsFirst Federal Credit Union (1982- 2014).	2	None

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Name, Age and Address (1)	Position(s) Held with Trust	Term of Office and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (3)	Other Directorships Held by Trustee (4)
Stanley C. Hollen Age: 69	Trustee	Since 2007	Chief Executive Officer, Co-Op Financial Services (credit union-owned payments CUSO) (2005- 2016); President and Chief Executive Officer, Liberty Enterprises (credit union-focused check printer, payments provider) (2003-2005); President and Chief Executive Officer, Golden 1 Credit Union (1984-2002).	2	None

Gary Oakland Age: 66	Trustee	Since 1999	President and Chief Executive Officer, Boeing Employees Credit Union (1986-2012).	2	None

Julie A. Renderos Age: 43	Vice Chair and Lead Independent Trustee	Since 2015	Executive Vice President/Chief Financial Officer (since 2012), Senior Vice President/Finance (2007-2012), Suncoast Credit Union.	2	None

Wendell A. Sebastian Age: 74	Trustee	Since 1989	Executive Director, National Credit Union Foundation (2010-2013); President and Chief Executive Officer, GTE Federal Credit Union (1998- 2009).	2	None
Michael D. Steinberger Age: 41	Trustee	Since 2015	Associate Professor of Economics (since 2011), Assistant Professor of Economics (2004-2011), Pomona College; Dean (2011-Present), Associate Dean (2006-2011), and Chief Academic Officer (2016-Present), Western CUNA Management School.	2	None

Interested Trustees

James F. Regan(5) Age: 53	Chair and Trustee	Since 2013	President and Chief Executive Officer (since 2009) and Vice President and Chief Financial Officer (1996-2008), Digital Federal Credit Union.	2	None

(1)	Each Trustee may be contacted by writing to the Trustee, c/o Callahan Credit Union Financial Services LLLP, 1001 Connecticut Avenue, NW, Suite 1001, Washington, D.C. 20036-5504.
(2)
Except in the event of resignation or removal, each Trustee holds office until the next meeting of shareholders called for the purpose of electing Trustees, and until the election and qualification of his successor.

(3)	The Fund Complex includes all registered investment companies that are advised by ALM First or one of its affiliates.
(4)	Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.
(5)
Mr. Regan is considered an Interested Trustee of the Trust because his principal employer, Digital Federal Credit Union, has had a business relationship with the investment adviser for a number of years.

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Trustee Experience, Qualifications, Attributes and/or Skills

The information above includes each Trustee’s principal occupations during the last five years. Each Trustee possesses extensive additional experience, skills and attributes relevant to his or her qualifications to serve as a Trustee. The cumulative background of each Trustee led to the conclusion that each Trustee should serve as a Trustee for the Trust. Mr. Hanley spent decades as a credit union executive. Mr. Hollen has demonstrated leadership and management abilities as evidenced in his senior executive positions in the credit union industry. Mr. Oakland was an executive in various aspects of the credit union industry for over thirty years. Mr. Regan is currently a credit union executive and has over twenty years of experience in the credit union industry. Ms. Renderos has over twenty years of experience in the financial services industry. Mr. Sebastian, an attorney by training, spent decades as a senior executive in various aspects of the credit union industry. Dr. Steinberger has over ten years of academic experience in economics and university administration, including positions with a rigorous program designed specifically for credit union management professionals.

Officers of the Fund

Information pertaining to the officers of the Fund is set forth below.

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
Jay E. Johnson, 51 1001 Connecticut Ave., NW Suite 1001 Washington, D.C. 20036	President and Treasurer	Since 2013 and 2008	Executive Vice President, CFS (2001-Present).

Jonathan K. Jeffreys, 40 1001 Connecticut Ave., NW Suite 1001 Washington, D.C. 20036	Vice President and Assistant Treasurer	Since 2008 and 2013	Vice President, CFS (2001-Present).

Michael P. Malloy, 59 Drinker Biddle & Reath LLP One Logan Square, Ste. 2000 Philadelphia, PA 19103-6996	Secretary	Since 2016	Partner (1993-Present), Drinker Biddle & Reath LLP (law firm).

Salvatore Faia, JD, CPA, CFE, 56 Vigilant Compliance, LLC Gateway Corporate Center Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317	Chief Compliance Officer	Since 2008
President, Vigilant Compliance, LLC (investment management services company) (2004-Present); President (since 2009) and Chief Compliance Officer (since 2004), The RBB Fund, Inc. (registered investment company); Independent Trustee of EIP Investment Trust (registered investment company) (2005-Present).

(1)	Each officer is elected by the Board of Trustees of the Trust and holds office at the pleasure of the Board of Trustees or until his or her successor shall have been duly elected and qualified.

Beneficial Ownership of Portfolio Shares

Shares of the Portfolio are not currently offered for sale. Shares of the other Portfolios of the Fund are offered solely to state and federally chartered credit unions. For information about shares of the Fund owned by credit unions of which certain Trustees are officers, see “Description of Shares” below.

Standing Board Committees

The Board of Trustees has established six standing committees – Audit, Valuation, Dividend, Amortized Cost, Nominating and Product Development.
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The Audit Committee oversees the audit process and provides assistance to the full Board of Trustees with respect to fund accounting, tax compliance and financial statement matters. In performing its responsibilities, the Audit Committee selects and recommends annually to the entire Board of Trustees an independent registered public accounting firm to audit the books and records of the Trust for the ensuing year, and reviews with the firm the scope and results of each audit. In addition, the Audit Committee is responsible for monitoring the Board of Trustees’ governance practices and adherence to the Fund Governance Policy adopted by the Board of Trustees. Ms. Renderos (Chair) and Messrs. Hollen and Steinberger currently serve on the Audit Committee. The Audit Committee held four meetings during the fiscal year ended August 31, 2018.

The Valuation Committee is authorized to act for the Board of Trustees in connection with the valuation of portfolio securities held by the Portfolio in accordance with the Trust’s Valuation Procedures. Mr. Hanley serves on the Valuation Committee. The Valuation Committee did not meet during the fiscal year ended August 31, 2018.

The Dividend Committee is authorized, subject to the ratification of Trustees who are not members of the Committee, to declare dividends and capital gain distributions consistent with the Portfolio’s Prospectus. Currently, the sole member of the Trust’s Dividend Committee is Mr. Hollen. The Dividend Committee did not meet during the fiscal year ended August 31, 2018.

The Amortized Cost Committee is authorized to act for the Board of Trustees in connection with certain matters relating to the amortized cost procedures adopted by the Board in connection with the pricing of shares of the Portfolio for purchase, redemption and exchange transactions. Due to the suspension of the Portfolio on May 30, 2014, there are currently no members of the Amortized Cost Committee. The Amortized Cost Committee did not meet during the fiscal year ended August 31, 2018.

The Nominating Committee is responsible for identifying, selecting and nominating candidates for election or appointment as members of the Board and recommending any appropriate changes to the Board for consideration. The Nominating Committee shall identify candidates for election to the Board using a variety of means as it determines are necessary or appropriate, including recommendations of shareholders.  A shareholder nomination for Trustee may be submitted to the Trust by sending the nomination to the Trust’s Secretary.  The Secretary shall submit all nominations to the Committee.  The Committee shall assess shareholder nominees in the same manner it reviews its own nominations.  Any changes to the shareholder nomination procedures shall be approved by the Board of Trustees, including a majority of its Independent Trustees, and reported on the Trust’s next filing on Form N-CSR.   Currently, the sole member of the Trust’s Nominating Committee is Mr. Hollen.  The Nominating Committee did not meet during the fiscal year ended August 31, 2018.

The Product Development Committee oversees management’s process for research and development of new investment products to be offered by the Trust and for evaluation of the continuing appropriateness of the investment products currently offered by the Trust. Messrs. Hanley, Hollen, Oakland (Chair), and Sebastian serve on the Product Development Committee. The Product Development Committee held two meetings during the fiscal year ended August 31, 2018.

Risk Oversight

The Board of Trustees performs its risk oversight function for the Portfolio through a combination of (1) direct oversight by the Board as a whole and Board committees and (2) indirect oversight through ALM First, Callahan Credit Union Financial Services, LLLP (“CUFSLP”) and other service providers, Trust officers and the Trust’s Chief Compliance Officer. The Portfolio is subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk, reputational risk, credit risk and counterparty risk. Day-to-day risk management with respect to the Portfolio is the responsibility of ALM First, CUFSLP or other service providers (depending on the nature of the risk) that carry out the Portfolio’s investment management and business affairs. Each of ALM First, CUFSLP and the other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.

The Board provides risk oversight by receiving and reviewing on a regular basis reports from ALM First, CUFSLP or other service providers, receiving and approving compliance policies and procedures, periodic meetings with the Portfolio’s portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Trust’s Chief Compliance Officer to discuss compliance findings and issues. The Board also relies on ALM First, CUFSLP and other service providers, with respect to the day-to-day activities of the Portfolio, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Trust’s business and reputation.

Board oversight of risk management is also provided by various Board Committees. For example, the Audit Committee meets with the Portfolio’s independent registered public accounting firm to ensure that the Portfolio’s audit scope includes risk-based considerations as to the Portfolio’s financial position and operations.

The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight. The Board’s oversight role does not make the Board a guarantor of the Portfolio’s investments or activities.
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Board Compensation

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal year ended August 31, 2018.

Name of Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Trust’s Expense	Total Compensation from Trust and Fund Complex(1)(2)
Independent Trustees
Rudolf J. Hanley	$22,100	$0	$22,100
Stanley C. Hollen	$25,925	$0	$25,925
Gary Oakland	$22,950	$0	$22,950
Julie A. Renderos	$26,775	$0	$26,775
Michael D. Steinberger	$25,075	$0	$25,075
Wendell A. Sebastian	$21,250	$0	$21,250
Interested Trustee
James F. Regan	$28,050	$0	$28,050

(1)	Effective as of the close of business May 30, 2014, the Portfolio has suspended operations and is not currently offering shares for sale.
(2)	The Fund Complex includes all registered investment companies that are advised by ALM First or one of its affiliates.
(3)
Messrs. Hanley, Hollen, Oakland, Regan, Sebastian and Steinberger and Ms. Renderos, voluntarily waived $3,900, $4,575, $4,050, $4,950, $3,900, $4,275 and $4,725, respectively, in compensation during the fiscal year ended August 31, 2018.

Code of Ethics

The Trust, its Investment Adviser and its distributor have adopted codes of ethics under Rule 17j-1 of the 1940 Act that may permit personnel subject to their particular code of ethics to invest in securities, including securities that may be purchased or held by the Portfolio.

ADVISORY AND OTHER SERVICES

Investment Adviser

As stated in the Prospectus, ALM First Financial Advisors, LLC, 2911 Turtle Creek Boulevard, Suite 500, Dallas, Texas 75219, acts as the Portfolios’ investment adviser.

As investment adviser, ALM First continually manages the Portfolio, including the purchase, retention and disposition of securities and other assets. The advisory agreement provides that ALM First may render similar services to others so long as its services under such agreement are not impaired thereby. The advisory agreement also provides that, subject to applicable provisions of the 1940 Act, ALM First will not be liable for any error in judgment or mistake of law or for any loss suffered by the Fund except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties, under the advisory agreement. The advisory agreement provides further that the Fund will indemnify ALM First against certain liabilities, including liabilities under federal and state securities laws, or, in lieu thereof, contribute to payment for resulting losses.

The advisory agreement will remain in effect with respect to a particular Portfolio until April 16, 2019, and will continue from year to year thereafter provided that such continuance is specifically approved at least annually (a) by the vote of a majority of the outstanding shares of such Portfolio (as defined under “Investment Restrictions”) or by a majority of the Trustees of the Fund; and (b) by a majority of the Trustees of the Fund who are not parties to the advisory agreement or “interested persons” (as such term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement will terminate automatically if assigned (as defined in the 1940 Act) and is terminable at any time with respect to any Portfolio without penalty by the Trustees of the Fund or by vote of a majority of the outstanding shares of the Portfolio (as defined under “Investment Restrictions”) on 60 days’ written notice to ALM First or by ALM First on 60 days’ written notice to the Fund.
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Expenses borne by the Portfolios include, subject to the limitations described in the Prospectuses, the fees payable to ALM First, CUFSLP and U.S. Bancorp Fund Services, LLC (d/b/a U.S. Bank Global Fund Services (“Fund Services”)), the fees and expenses of the Fund’s transfer agent, custodian and Chief Compliance Officer, filing fees for the registration and qualification of Portfolio shares under federal and state securities laws, expenses of the organization of the Portfolios, the indemnification or contribution, any costs, expenses or loss arising out of any liability of or claim for damages or other relief asserted against the Fund for violation of any law, legal, auditing and tax services fees and expenses, expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices and printing and distributing of the same to the Portfolios’ shareholders and regulatory authorities, and compensation and expenses of the Trustees.

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the following annual rates, as a percentage of the Portfolio’s average daily net assets:

Portfolio(s)	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2014**
Government Money Market Portfolio	0.10% on first $50 million, 0.05% on remainder*	0.05%

*
Effective April 6, 2011, the Portfolio’s previous investment adviser voluntarily agreed to limit its advisory fee to 0.05% of the Portfolio’s average daily net assets.  The difference between the stated fees and the actual fees paid by the Portfolio reflects this fee limitation, which was in effect during the fiscal year ended August 31, 2014, the last fiscal year during which the Portfolio was in operation. Upon the resumption of investment operations, the Portfolio’s operating expenses may increase without shareholder approval. Prior to April 6, 2011, the Portfolio’s previous investment adviser voluntarily agreed to limit its advisory fee with respect to the Portfolio to 0.07% of average daily net assets.

**	The Portfolio suspended operations as of the close of business on May 30, 2014. The rate shown is for the period from September 1, 2013 through May 30, 2014.

On May 12, 2017, shareholders of the Trust approved a new investment advisory agreement (the “Agreement”) between the Trust, on behalf of each of its series, and ALM First.  The Government Money Market Portfolio does not have any shares outstanding but was included in the Agreement.  Accordingly, for the period between April 17, 2017, when ALM First began serving as investment adviser, through the fiscal year ended August 31, 2017 and the fiscal year ended August 31, 2018, the Portfolio did not pay any advisory fees to ALM First.

For the fiscal years ended August 31, 2018 and August 31, 2017, the advisory fees paid to the previous investment adviser by the Portfolio were as follows:

	2018*	2017*
Government Money Market Portfolio	$0	$0

*	The Portfolio was not in operation during the fiscal years ended August 31, 2018 and August 31, 2017.

Conflicts of Interest. Because the Portfolios are offered only to state and federally chartered credit unions, the Portfolio managers are not permitted to invest in the Portfolios. ALM First has adopted reasonably designed policies and procedures to mitigate conflict of interests. It would be possible that ALM First would recommend a particular security that had a limited par amount and would have to decide which client or fund would receive that particular limited offering security. A perceived conflict of interest exists for other accounts managed by ALM First which might have similar investment objectives as the TCU Portfolios, or purchase and/or sell securities that are permissible in the TCU Portfolios. Additionally, a conflict of interest could arise because ALM First knows the size, timing and possible market impact of the TCU Portfolios. It is possible that ALM First could use this information to the advantage of other accounts. As noted above, ALM First has adopted policies and procedures that it believes are reasonably designed to mitigate conflicts of interest.  For more information about conflicts of interest that may arise in connection with the portfolio manager’s management of the Portfolios’ investments and the investments of other accounts, see “ALM First Potential Conflicts of Interest for Trust for Credit Unions and Other Investment Company Accounts” below.

Distributor

Callahan Financial Services, Inc. (“CFS”), 1001 Connecticut Avenue, NW, Suite 1001, Washington, DC 20036-5504, a Delaware corporation, serves as the distributor of the Fund. CFS, a broker-dealer registered under the Securities Exchange Act of 1934, as amended, is an affiliate of Callahan & Associates, Inc., a corporation organized under the laws of the District of Columbia, founded in 1985.
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CFS has entered into a distribution agreement with the Fund to sell shares of the Portfolio upon the terms and at the current offering price described in the Prospectus. Shares of the Fund are offered and sold on a continuous basis by the distributor, acting as agent. CFS is not obligated to sell any certain number of shares of the Portfolio. CFS did not receive any compensation under the distribution agreement during the fiscal years ended August 31, 2018, August 31, 2017 and August 31, 2016.

Transfer Agent

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202, serves as the transfer and dividend disbursing agent for the Fund pursuant to a transfer agent servicing agreement dated as of June 7, 2018, (the “Transfer Agent Servicing Agreement”), under which U.S. Bancorp Fund Services, LLC (a) issues and redeems shares of the Fund; and (b) addresses and mails all communications. Prior to June 25, 2018, BNY Mellon Investment Servicing (US) Inc. (“BNYIS”), 301 Bellevue Parkway, Wilmington, Delaware 19809, served as the transfer and dividend disbursing agent for the Fund pursuant to a transfer agency services agreement dated as of January 14, 2008 (the “Prior Transfer Agency Agreement”), under which BNYIS provided similar services to the Portfolios.

For the last three fiscal years, the Portfolio did not pay any transfer agency fees to U.S. Bancorp Fund Services, LLC or to BNYIS.  The Portfolio suspended operations effective as of the close of business on May 30, 2014 and was not operating during the fiscal years ended August 31, 2018, August 31, 2017 and August 31, 2016.

Administration Services

As stated in the Prospectus, CUFSLP acts as administrator for the Fund. In carrying out its duties, CUFSLP has undertaken to: (a) review the preparation of reports and proxy statements to shareholders, the periodic updating of the Prospectus, this SAI and the Registration Statement and the preparation of all other reports filed with the SEC; (b) periodically review the services performed by the Investment Adviser, the custodian, the distributor and the transfer agent, and make such reports and recommendations to the Trustees of the Fund concerning the performance of such services as the Trustees reasonably request or as CUFSLP deems appropriate; (c) negotiate changes to the terms and provisions of the Fund’s advisory agreement, the custodian agreement and the Transfer Agency Agreement, to the extent requested by the Trustees of the Fund; and (d) provide the Fund with personnel to perform such executive, administrative and clerical services as may be reasonably requested by the Trustees of the Fund.

In addition, CUFSLP has undertaken to: (a) provide facilities, equipment and personnel to serve the needs of investors, including communications systems and personnel to handle shareholder inquiries; (b) develop and monitor investor programs for credit unions; (c) provide assistance in connection with the processing of share purchase and redemption orders as reasonably requested by the transfer agent or the Fund; (d) inform ALM First in connection with the portfolio management of the Fund as to anticipated purchases and redemptions by shareholders and new investors; (e) provide information and assistance in connection with the registration of the Fund’s shares in accordance with state securities requirements; (f) make available and distribute information concerning the Fund to shareholders as requested by the Fund; (g) handle shareholder problems and calls relating to administrative matters; (h) provide advice and assistance concerning the regulatory requirements applicable to credit unions that invest in the Fund; (i) provide assistance in connection with the preparation of the Fund’s periodic financial statements and annual audit as reasonably requested by the Fund or the Fund’s independent accountants; (j) furnish stationery and office supplies; and (k) generally assist in the Fund’s operations.

As compensation for its services and its assumption of certain expenses, CUFSLP is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of the Portfolio’s average daily net assets):

Portfolio	Fee
Government Money Market	0.10%

Effective April 8, 2011, CUFSLP has voluntarily agreed to waive its entire administration fee with respect to the Portfolio through August 31, 2019.

For the last three fiscal years, CUFSLP did not earn any administration fees from the Portfolio.  The Portfolio suspended operations effective as of the close of business on May 30, 2014 and was not operating during the fiscal years ended August 31, 2018, August 31, 2017 and August 31, 2016.
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The administration agreement will remain in effect until March 31, 2019, and will continue from year to year thereafter provided such continuance is specifically approved at least annually (a) by the vote of a majority of the Trustees; and (b) by the vote of a majority of the Trustees of the Fund who are not parties to the administration agreement or “interested persons” (as such term is defined in the 1940 Act) of any party thereto (the “Disinterested Trustees”), cast in person at a meeting called for the purpose of voting on such approval. The administration agreement may be terminated with respect to the Portfolio at any time, without the payment of any penalty, by a vote of a majority of the Disinterested Trustees or by vote of the majority of the outstanding shares of the Portfolio (as defined under “Investment Restrictions”) on 60 days’ written notice to CUFSLP or by CUFSLP on 60 days’ written notice to the Fund. The administration agreement provides that it may be amended by the mutual consent of the Fund and CUFSLP, but the consent of the Fund must be approved by vote of a majority of the Disinterested Trustees cast in person at a meeting called for the purpose of voting on such amendment. The administration agreement will terminate automatically if assigned (as defined in the 1940 Act).

The administration agreement provides that CUFSLP will not be liable for any error in judgment or mistake of law or for any loss suffered by the Fund except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties, under the agreement. The agreement provides further that the Fund will indemnify CUFSLP against certain liabilities, including liabilities under the federal and state securities laws or, in lieu thereof, contribute to payment for resulting losses.

The credit unions listed below are currently the limited partners with equal interests in CUFSLP. As of June 30, 2018, these credit unions had total assets of approximately $147 billion from 22 different states.

John Fenton, President and Chief Executive Officer
Affinity Federal Credit Union

Dave Larson, President and Chief Executive Officer
Brian Volkmann, Chief Financial Officer
Affinity Plus Federal Credit Union

Bob McKay, Chief Executive Officer
Ron Kampwerth, Chief Financial Officer
Anheuser-Busch Employees Credit Union

Derrick Ragland, President and Chief Executive Officer
Blane Mink, Chief Financial Officer
APCO Employees Credit Union

Benson Porter, President and Chief Executive Officer
Melba Bartels, Chief Financial Officer
Boeing Employees Credit Union

Chuck Purvis, President and Chief Executive Officer
Coastal Federal Credit Union

Lisa Ginter, Chief Executive Officer
Tim Saracini, Chief Financial Officer
CommunityAmerica Credit Union

Stephen Hennigan, President and Chief Executive Officer
Credit Human Federal Credit Union

James Regan, President and Chief Executive Officer
Laurie LaChapelle, Chief Financial Officer
Digital Federal Credit Union

Scott Winwood, President
First Choice America Community Federal Credit Union

Gregory Mitchell, President and Chief Executive Officer
Hank Sigmon, Chief Financial Officer
First Technology Credit Union

Brian Best, Chief Executive Officer
Brad Baker, Chief Financial Officer
GTE Federal Credit Union
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Donna Bland, President and Chief Executive Officer
The Golden 1 Credit Union

Mark Cochran, President and Chief Executive Officer
Jeanne D’Arc Credit Union

Brad Canfield, President and Chief Executive Officer
KeyPoint Credit Union

David Snodgrass, President and Chief Executive Officer
Lake Trust Credit Union

Tom Ryan, President and Chief Executive Officer
Langley Federal Credit Union

Maurice Smith, Chief Executive Officer
Local Government Federal Credit Union

Brian Ducharme, President and Chief Executive Officer
MIT Federal Credit Union

Douglas M. Allman, President
Rhonda Bazey, Vice President-Finance
NASA Federal Credit Union

Rick Wieczorek, Jr., President and Chief Executive Officer
NIH Federal Credit Union

Terry Laudick, President and Chief Executive Officer
Nusenda Federal Credit Union

Paul Parrish, President
One Nevada Federal Credit Union

Erin Mendez, President and Chief Executive Officer
Susan Gruber, Chief Financial Officer
Patelco Credit Union

Jim Ernest, President and Chief Executive Officer
Provident Credit Union

Bill Cheney, President and Chief Executive Officer
Francisco Nebot, Chief Financial Officer
SchoolsFirst Federal Credit Union

Kathy Duvall, President and Chief Executive Officer
SF Fire Credit Union

Tim Antonition, President and Chief Executive Officer
Space Coast Credit Union

Kevin Johnson, President and Chief Executive Officer
Julie Renderos, Executive Vice President and Chief Financial Officer
Suncoast Credit Union

Paul Marsh, President and Chief Executive Officer
Teachers Credit Union

Stephanie Sherrodd, President and Chief Executive Officer
Rhonda Pavlicek, Chief Financial Officer
Texas Dow Employees Credit Union
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Rich Helber, President
Tropical Financial Credit Union

Greg Gallant, President
Tulsa Federal Employees Credit Union

Tony Budet, President and Chief Executive Officer
University Federal Credit Union

Kris VanBeek, President and Chief Executive Officer
USAlliance Federal Credit Union

Tyrone Muse, President
Ken Burt, Chief Financial Officer
Visions Federal Credit Union

Doug Fecher, President and Chief Executive Officer
Daniel Smith, Chief Financial Officer
Wright-Patt Credit Union, Inc.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202, provides certain administrative, fund accounting and regulatory administration services to the Fund pursuant to Fund Administration Servicing Agreement and Fund Accounting Servicing Agreement, each dated as of June 7, 2018 (together, “New Servicing Agreements”). For its services under the New Servicing Agreements, Fund Services is entitled to receive fees at the following annual rates as a percentage of the Portfolios’ aggregate average net assets: 0.030% of up to the first $300 million of aggregate average net assets, 0.025% of up to the next $300 million of aggregate average net assets and 0.020% of the balance of aggregate average net assets, subject to a minimum annual fee of $150,000 for two Portfolios and a $75,000 increase in the minimum for each additional Portfolio. Prior to June 25, 2018, The Bank of New York Mellon (“BNYM”) provided certain administrative, fund accounting and regulatory administration services to the Fund pursuant to an administration and accounting services agreement dated as of January 14, 2008. For its services under the administration and accounting services agreement, effective February 1, 2013, BNYM was entitled to receive fees at the following annual rates as a percentage of the Portfolio’s aggregate average net assets: 0.035% of up to the first $200 million of aggregate average net assets, 0.030% of aggregate average net assets from $200 million to $500 million, 0.025% of aggregate average net assets from $500 million to $1 billion, and 0.02% of aggregate average net assets in excess of $1 billion, subject to an aggregate minimum annual base fee of $75,000. BNYM also was entitled to receive certain fees for services in connection with compliance support and regulatory filings and received reimbursement for certain out-of-pocket expenses. For the period April 1, 2012 through January 31, 2013, BNYM was entitled to receive fees at the annual rate of 0.0206% of the Portfolio’s average daily net assets.

For the fiscal period from June 25, 2018 through August 31, 2018, the Portfolio did not pay any amounts to Fund Services in accounting and administration fees.

For the fiscal period from September 1, 2017 to June 24, 2018 and the fiscal years ended August 31, 2017 and August 31, 2016, there were no accounting and administration fees earned by BNYM.  The Portfolio suspended operations effective as of the close of business on May 30, 2014 and was not operating during the last three fiscal years.

Custodian

U.S. Bank National Association ( “U.S. Bank”) 1555 N. RiverCenter Dr., Suite 302, Milwaukee, Wisconsin 53212, serves as the Fund Custodian (“Custodian”) pursuant to a Custody Agreement (“Custodian Agreement”) dated as of June 7, 2018, under which the Custodian (a) maintains separate accounts in the name of each Portfolio; (b) holds and transfers portfolio securities on account of the Portfolios; (c) accepts receipts and makes disbursements of money on behalf of the Portfolios; (d) collects and receives all income and other payments and distributions on account of the Portfolios’ securities; and (e) makes periodic reports to the Fund’s Board of Trustees concerning the Fund’s operations. The Custodian is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that the Custodian remains responsible for the performance of all of its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian.
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As compensation for its services under the Custodian Agreement, U.S. Bank is entitled to Annual Fee based upon the Market Value per Fund of 0.004% on the average daily market value of all long securities and cash held in the Portfolios, plus a minimum annual fee per Portfolio of $4,800. The Fund will also pay the custodian certain transaction fees and reimburse the Custodian for certain out-of-pocket expenses. Prior to June 25, 2018, The Bank of New York Mellon (the “Prior Custodian”), 225 Liberty Street, New York, New York 10286, was the custodian of the Fund’s assets pursuant to a custodian services agreement between PFPC Trust Company and the Fund dated January 14, 2008 as assigned to the Prior Custodian effective January 24, 2011 (the “Prior Custodian Agreement”). Under the Prior Custodian Agreement, the Prior Custodian provided similar services to the Portfolios. As compensation for its services under the Prior Custodian Agreement, the Prior Custodian was entitled to a fee, payable monthly, calculated at the annual rate of 0.005% of the first $500 million of the Portfolio’s average daily gross assets, and 0.004% of the Portfolio’s average gross assets exceeding $500 million. The Fund also paid the Prior Custodian certain transaction fees and reimbursed the Prior Custodian for certain out-of-pocket expenses.

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP, Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, serves as the Portfolio’s independent registered public accounting firm. In addition to audit services, Tait, Weller & Baker LLP reviews the Portfolio’s federal and state tax returns, and provides assistance on accounting, internal control and related matters.

PORTFOLIO TRANSACTIONS

In connection with portfolio transactions for the Fund, which are generally done at a net price without a broker’s commission (i.e., a dealer is dealing with the Fund as principal and receives compensation equal to the spread between the dealer’s cost for a given security and the resale price of such security), the Fund’s advisory agreement provides that ALM First shall attempt to obtain the best net price and the most favorable execution. On occasions when ALM First deems the purchase or sale of a security to be in the best interests of the Portfolio as well as its other customers (including any other Portfolio or other investment company or advisory account for which ALM First acts as investment adviser), the advisory agreement provides that ALM First, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by ALM First in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Portfolio and such other customers. In some instances, this procedure may adversely affect the size of the position obtainable for the Portfolio. To the extent that the execution and price offered by more than one dealer are believed to be comparable, the advisory agreement permits ALM First, in its discretion, to purchase and sell portfolio securities to and from dealers who provide the Fund with brokerage or research services.

The Portfolio is prohibited, in accordance with Rule 12b-1 under the 1940 Act, from compensating a broker or dealer for any promotion or sale of Fund shares by directing to such broker or dealer the Fund’s portfolio transactions or by making any payment to such broker or dealer received or to be received (which payment may include commissions, mark-ups or mark-downs or other fees) from the Fund’s portfolio transactions effected through another broker or dealer. However, the Portfolio may direct portfolio transactions to a broker or dealer that promotes or sells shares of the Fund if the Fund’s Board of Trustees approves policies and procedures designed to ensure that the selection of such brokers is not influenced by considerations about the sale of Fund shares. Accordingly, the Trustees (including a majority of the Trustees who are not interested Trustees) have approved policies permitting the Fund to direct portfolio securities transactions to a broker or dealer that promotes or sells shares of the Fund subject to the prohibitions that: (a) all persons responsible for selecting such brokers or dealers (including but not limited to trading desk personnel and portfolio managers) may not take into account in connection with their selections the promotion or sale of shares issued by the Fund or any other registered investment company, and (b) the Fund, ALM First, and CFS, as the Fund’s distributor, may not enter into any agreement or understanding under which the Fund or ALM First directs, or is expected to direct, portfolio transactions or any payment to a broker or dealer in consideration for the promotion or sale of shares of the Fund or any other registered investment company. It is anticipated that the Fund will not direct its portfolio securities transactions to a broker or dealer that promotes or sells shares issued by the Fund, except for portfolio securities transactions with ALM First (or its affiliates) pursuant to an exemptive order (or orders) issued by the SEC.

The Portfolio suspended operations effective as of the close of business on May 30, 2014.  Accordingly, as of August 31, 2018, the Portfolio did not have any assets and thus did not hold any securities of its regular broker-dealers, as defined in Rule 10b-1 under the 1940 Act, or their parents.
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ALM FIRST POTENTIAL CONFLICTS OF INTEREST FOR
TRUST FOR CREDIT UNIONS AND OTHER
INVESTMENT COMPANY ACCOUNTS

POTENTIAL CONFLICTS OF INTEREST

The Portfolio managers are not permitted to invest in the Portfolios. ALM First has adopted reasonably designed policies and procedures to mitigate conflict of interests. It would be possible that ALM First would recommend for investment by the Portfolios and other accounts that it manages a particular security that had a limited par amount and would have to decide which client or fund would receive that particular limited offering security. A perceived conflict of interest exists for other accounts managed by ALM First which might have similar investment objectives as the TCU Portfolios, or purchase and/or sell securities that are permissible in the TCU Portfolios. Additionally, a conflict of interest could arise because ALM First knows the size, timing and possible market impact of the TCU Portfolios. It is possible that ALM First could use this information to the advantage of other accounts. As noted above, ALM First has adopted policies and procedures that it believes are reasonably designed to mitigate conflicts of interest.
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TAXATION

The following is a summary of the principal U.S. federal income, and certain state and local, tax consequences applicable to the Fund and the Portfolio. This summary does not address special tax rules applicable to state and federally chartered credit unions. Each prospective shareholder is urged to consult its own tax adviser with respect to the specific federal, state and local tax consequences of investing in the Portfolio. The summary is based on the Internal Revenue Code (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and such changes may be retroactive.

General

The Portfolio is treated as a separate entity for tax purposes and intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As such, the Portfolio generally is exempt from U.S. federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, the Portfolio must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to the Portfolio’s business of investing in stock, securities or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of the Portfolio’s taxable year, at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of the Portfolio’s total assets may be invested in the securities of: (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Portfolio controls and which are engaged in the same or similar trades or businesses or (3) one or more qualified publicly traded partnerships.

Third, the Portfolio must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

The Portfolio intends to comply with these requirements. If the Portfolio were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Portfolio could be disqualified as a regulated investment company. If for any taxable year the Portfolio were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Portfolio’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Portfolio intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

State and Local

Although the Portfolio expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Portfolio may be subject to the tax laws of such states or localities.

AMORTIZED COST VALUATION

As stated in the Prospectus, the Portfolio seeks to maintain a NAV of $1.00 per share and, in this regard, values its instruments on the basis of amortized cost pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method values a security at its cost on the date of acquisition and thereafter assumes a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During such periods the yield to investors in the Portfolio may differ somewhat from that obtained in a similar entity that uses available indications of market value to value its portfolio instruments. Thus, if the use of amortized cost resulted in a lower aggregate Portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield if it purchased shares of the Portfolio on that day, than would result from investment in a portfolio utilizing solely market values, and existing investors in the Portfolio would receive less investment income. The converse would apply in a period of rising interest rates.
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Under Rule 2a-7, the Trustees, in supervising the Fund’s operations and delegating special responsibilities involving portfolio management to ALM First, are obligated, as a particular responsibility within the overall duty of care owed to the shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Portfolio’s investment objective, to stabilize the NAV of the Portfolio, as computed for the purposes of purchases and redemptions, at $1.00 per share. The Trustees’ procedures include periodically monitoring the difference (the “Market Value Difference”) between the amortized cost value per share and the NAV per share based upon available indications of market value, considering whether steps should be taken in the event such Market Value Difference exceeds 1/2 of 1%, and the taking of such steps as they consider appropriate (e.g., selling portfolio instruments to shorten average portfolio maturity or to realize capital gains or losses, reducing or suspending shareholder income accruals, redeeming shares in kind, canceling shares without monetary consideration, or utilizing a NAV per share based upon available indications of market value which under such circumstances would vary from $1.00) to eliminate or reduce to the extent reasonably practicable any material dilution or other unfair results to investors or existing shareholders which might arise from Market Value Differences. Available indications of market value used by the Fund consist of actual market quotations or appropriate substitutes which reflect current market conditions and include (a) quotations or estimates of market value for individual portfolio instruments; and/or (b) values for individual portfolio instruments derived from market quotations relating to varying maturities of a class of money market instruments.

In order to continue to use the amortized cost method of valuation for its investments, the Portfolio must comply with Rule 2a-7. See “Investment Restrictions.”

Generally, the maturity of an instrument held by the Portfolio shall be deemed to be the period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid or, in the case of an instrument called for redemption, the date on which the redemption payment must be made. However, instruments having variable or floating interest rates or demand features that satisfy certain regulatory requirements may be deemed to have remaining maturities as follows: (a) a government security with a variable rate of interest readjusted no less frequently than every thirteen months may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) a government security with a floating rate of interest may be deemed to have a maturity equal to one day; (c) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in thirteen months or less, may be deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a variable rate of interest, the principal amount of which is scheduled to be paid in more than thirteen months, that is subject to a demand feature, may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (e) an instrument with a floating rate of interest, the principal of which is scheduled on the face of the instrument to be paid in thirteen months or less, may be deemed to have a maturity of one day; (f) an instrument with a floating rate of interest the principal amount of which is scheduled to be paid in more than thirteen months, that is subject to a demand feature, may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; (g) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur or, where the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities; and (h) investment in another money market fund may be treated as having a maturity equal to the period of time within which the acquired money market fund is required to make payment upon redemption, unless the acquired money market fund has agreed in writing to provide redemption proceeds within a shorter time period, in which case the maturity of such investment may be deemed to be the shorter period.

OTHER INFORMATION REGARDING NET ASSET VALUE

As used in the Prospectus and this SAI, for purposes of processing purchase, redemption and exchange orders, the term “business day” refers to those days the New York Stock Exchange is open, which are Monday through Friday except for holidays (in the case of the Portfolio, holidays include days on which Chicago, Boston or New York Banks are closed for local holidays). For the year 2019, such holidays are: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively. On those days when one of such organizations closes early, the Fund reserves the right to advance the time on that day by which purchase and redemption requests must be received to become effective, provided that the current NAV of each share shall be computed at least once on such days.

The proceeds received by the Portfolio from the issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to the Portfolio or class of shares of the Portfolio and constitute the underlying assets of the Portfolio or class of shares. The underlying assets of the Portfolio or class of shares will be segregated on the books of account, and will be charged with the liabilities in respect of the Portfolio or class of shares and with a share of the general liabilities of the Fund. Expenses of the Fund with respect to the Portfolio or classes of shares are generally allocated in proportion to the NAVs of the Portfolio or classes of shares except where allocations of direct expenses can otherwise be fairly made.
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DESCRIPTION OF SHARES

The Declaration of Trust provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Declaration of Trust and to have become a party thereto. As mentioned in the Introduction, the Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, to designate such shares as interests in one or more separate series representing interests in different investment portfolios, and to designate one or more classes of shares of such series. Pursuant to such authority, the Trustees have authorized the issuance of an unlimited number of shares of beneficial interest in two separate classes of shares of the Portfolio: TCU Shares and Investor Shares.

The Trustees have the right to establish investment portfolios and classes of shares in addition to those heretofore established. Under the terms of the Declaration of Trust, each share of each series has a par value of $0.001, represents an equal proportionate interest in a particular investment portfolio with each other share of that investment portfolio (subject to the rights and preferences with respect to separate classes of shares of that investment portfolio) and is entitled to such dividends out of the income belonging to such investment portfolio as are declared by the Trustees. Upon liquidation of an investment portfolio, shareholders thereof are entitled to share pro rata in the net assets belonging to that investment portfolio available for distribution. Shares are freely transferable and do not entitle the holder to preference, preemptive appraisal, dissenters’, conversion or exchange rights, except as the Trustees may determine with respect to any investment portfolio or class of shares. Investor Shares and TCU Shares, when issued as described in the respective Prospectus, are fully paid and non-assessable, except as expressly set forth below. In the interest of economy, certificates representing Fund shares are not issued.

As a general matter, the Fund does not hold annual or other meetings of shareholders. This is because the Declaration of Trust provides for shareholder voting only for the election of Trustees, if a meeting is called for that purpose, and for certain other designated matters. Each Trustee holds office until the Trust terminates, except in the case of his or her death, retirement, resignation, general removal, bankruptcy or removal for incompetence or other incapacity to perform the duties of the office of a Trustee.

Any Trustee may be removed by the shareholders with or without cause at any time by vote of those shareholders holding not less than two-thirds of the shares then outstanding, cast in person or by proxy at any meeting called for that purpose. The Trustees shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee, or for any other matter, when requested in writing to do so by the holders of record of not less than 10% of the outstanding shares required to vote at such meeting.

In addition to Trustee election or removal as described herein, the Declaration of Trust provides for shareholder voting only: (a) with respect to any matter as to which shareholder approval is required by the 1940 Act; (b) with respect to any termination or reorganization of the Fund or the Portfolio or class or shares to the extent and as provided in the Declaration of Trust; (c) with respect to any amendment of the Declaration of Trust (other than amendments changing the name of the Fund or the name of any investment portfolio or class of shares; adding to the Trustees’ duties and powers or the Trustees surrendering any rights or powers given to them herein; curing any ambiguity, correcting or supplementing any provision thereof which is internally inconsistent with any other provision thereof or making any other provisions with respect to matters or questions arising thereunder which will not be inconsistent with the provisions thereof eliminating or modifying any provision thereof which (i) incorporates, memorializes or sets forth an existing requirement imposed by or under any U.S. federal or state statute or any rule, regulation or interpretation thereof or thereunder; or (ii) any rule, regulation, interpretation or guideline of any federal or state agency, now or hereafter in effect, including without limitation requirements set forth in the 1940 Act, to the extent any change in applicable law liberalizes, eliminates or modifies any requirements; and making any other change that does not impair the exemption from personal liability of the Fund’s shareholders, Trustees, officers, employees and agents or any voting rights or other rights of shareholders prescribed by U.S. and federal laws; and to the extent deemed necessary by the Trustees to conform the Declaration of Trust to the requirements of applicable U.S. federal or state laws or regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code of 1986, as amended, or if requested or required to do so, by any U.S. federal agency or by a state Blue Sky commissioner or similar official; (d) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or any Portfolio or the shareholders of either; and (e) with respect to such additional matters relating to the Fund as may be required by the 1940 Act, the Declaration of Trust, the By-Laws of the Fund, any registration of the Fund with the SEC or any state, or as the Trustees may consider necessary or desirable.
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Under Massachusetts law, there is a possibility that shareholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trustees or any officer. The Declaration of Trust provides for indemnification out of Fund property of any shareholder charged or held personally liable for the obligations or liabilities of the Fund solely by reason of being or having been a shareholder of the Fund and not because of such shareholder’s acts or omissions or for some other reason. The Declaration of Trust also provides that the Fund shall, upon proper and timely request, assume the defense of any charge made against any shareholder as such for any obligation or liability of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

As determined by the Trustees without the vote or consent of shareholders, on any matter submitted to a vote of shareholders, either (a) each share of the Portfolio or class of shares is entitled to one vote, with fractional shares being entitled to proportionate fractional votes, or (b) each dollar of net asset value (number of shares owned times net asset value per share of the Portfolio or class of shares) shall be entitled to one vote, and each fractional dollar amount shall be entitled to a proportionate fractional vote. Shares do not have cumulative voting rights. The Declaration of Trust provides that on any matter submitted to a vote of the shareholders, all shares entitled to vote, irrespective of investment portfolio or class of shares, shall be voted in the aggregate and not by investment portfolio or class except that: (a) as to any matter with respect to which a separate vote of any investment portfolio is required by the 1940 Act or is required by attributes applicable to any investment portfolio or class of shares or is required by any Rule 12b-1 plan, such requirements as to a separate vote by the investment portfolio or share class shall apply in lieu of the aggregate voting as described above; (b) in the event that the separate vote requirements referred to in (a) above apply with respect to one or more investment portfolios or classes of shares, then subject to (c) below, the shares of all other investment portfolios shall vote as a single investment portfolio; and (c) as to any matter which does not affect the interest of a particular investment portfolio, only shareholders of the affected investment portfolio shall be entitled to vote thereon.

Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are identical or the matter does not affect any interest of the investment portfolio. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, Rule 18f-2 also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Fund voting together in the aggregate without regard to a particular investment portfolio.

Control persons are presumed to control the Portfolio for purposes of voting on matters submitted to a vote of shareholders due to their beneficial ownership of 25% or more of the Portfolio’s outstanding voting securities. The Portfolio does not currently have any shares outstanding.

INCOME

Substantially all of the net investment income (determined on a tax basis) of the Portfolio will be declared as a dividend on each day. Over the course of the fiscal year, dividends accrued and paid will constitute substantially all of the Portfolio’s net investment income.
The amount of the dividend will reflect changes in interest rates (i.e., as interest rates increase, dividends will generally increase and as interest rates decline, dividends will generally be reduced).

Net investment income of the Portfolio or class of shares (from the time of the immediately preceding determination thereof) consists of: (i) interest accrued or discount accreted (including both original issue and market discount) on the assets of the Portfolio or class of shares and any general income of the Fund allocated to the Portfolio or class of shares less (ii) the sum of the amortization of market premium and the estimated expenses of the Portfolio or class of shares.

The net investment income of the Portfolio or classes of shares is determined by Fund Services on a daily basis. On days on which NAV is calculated, this determination is made immediately prior to the calculation of the Portfolio’s or classes of shares’ NAV.

Payment of dividends with respect to net investment income will be paid on the last calendar day of each month in additional shares of the Portfolio or class of shares at the NAV per share on such day, unless cash distributions are elected, in which case payment will be made by Federal Reserve wire on the first business day of the succeeding month.
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Pursuant to the provisions of the Code, the Portfolio intends to distribute substantially all of its net investment company taxable income each year. The amount of these income distributions to shareholders, which are calculated in accordance with relevant tax requirements, can often differ from the amount of the Portfolio’s net investment income for financial reporting purposes, which is calculated in accordance with generally accepted accounting principles.

OTHER INVESTMENT PRACTICES, SECURITIES AND RISKS

The Portfolio has a distinct investment objective and policies. The Portfolio is a diversified, open-end management investment company (as defined in 1940 Act). Additional information about the Portfolio, its policies, and the investment instruments it may hold, is provided below.

U. S. Government Securities

The Portfolio may invest in government securities, which are securities issued or guaranteed by the U.S. government or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).  Some U.S. Government Securities (such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance) are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises, are supported either by (i) the right of the issuer to borrow from the U.S. Treasury Department (the “Treasury”), (ii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer or (iii) only the credit of the issuer.  The U.S. government is under no legal obligation, in general, to purchase the obligations of its agencies, instrumentalities or sponsored enterprises.  No assurance can be given that the U.S. government will provide financial support to the U.S. government agencies, instrumentalities or sponsored enterprises in the future, and the U.S. government may be unable to pay debts when due.

U.S. Treasury obligations include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury that are traded independently under the separate trading of registered interest and principal of securities program (“STRIPS”).

U.S. Government Securities are deemed to include (to the extent consistent with the 1940 Act):  (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises; and (ii) participations in loans made to foreign governments or their agencies that are guaranteed as to principal and interest by the U.S. Government or its agencies, instrumentalities or sponsored enterprises. The secondary market for certain of these participations is extremely limited. In the absence of a suitable secondary market, such participations are regarded as illiquid.

Custodial Receipts

To the extent consistent with its investment objective and principal investment strategy, the Portfolio may invest in custodial receipts in respect of securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, sponsored enterprises, political subdivisions or authorities. Such custodial receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, sponsored enterprises, political subdivisions or authorities. These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investors Growth Receipts” (“TIGRs”) and “Certificates of Accrual on Treasury Securities” (“CATS”). For certain securities law purposes, custodial receipts are not considered U.S. Government Securities.

Bank Obligations

To the extent consistent with its investment objective and principal investment strategy, the Portfolio may invest in U.S. dollar-denominated obligations issued or guaranteed by U.S. or foreign banks with total assets exceeding $1 billion but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder. Bank obligations may include certificates of deposit, bankers’ acceptances, bank notes, deposit notes, and other obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Obligations of foreign branches of U.S. banks include fixed time deposits. Generally, fixed time deposits are not payable until maturity but may permit early withdrawal subject to penalties, which vary depending upon market conditions and the remaining maturity of the obligations.

The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.
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Obligations of foreign branches of U.S. banks involve investment risks in addition to those of domestic obligations of domestic issuers, including the possibility that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable domestic obligations of domestic issuers, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations or that deposits may be seized or nationalized.

Repurchase Agreements

To the extent consistent with its investment objective and principal investment strategy, the Portfolio may enter into repurchase agreements with securities dealers and banks. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. Although the securities subject to the repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Portfolio’s acquisition of the securities and normally would be within a shorter period of time. The Portfolio generally intends to enter into repurchase agreements that terminate within seven days’ notice by the Portfolio. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Portfolio’s money will be invested in the securities, and will not be related to the coupon rate of the purchased securities. During the term of the repurchase agreement, ALM First will require the seller to maintain the value of the securities subject to the agreement in an amount that equals or exceeds the repurchase price.

For purposes of the 1940 Act, and generally for tax purposes, a repurchase agreement is deemed to be a loan from the Portfolio to the seller of the securities. It is not clear whether for other purposes a court would consider the securities purchased by the Portfolio subject to a repurchase agreement as being owned by the Portfolio or as being collateral for a loan by the Portfolio to the seller.

If, in the event of bankruptcy or insolvency proceedings concerning the seller of the securities, a court holds that the Portfolio does not have a perfected security interest in the securities, the Portfolio may be required to return the securities to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Portfolio would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Portfolio utilizes custodians and subcustodians that ALM First believes follow customary securities industry practice with respect to repurchase agreements; however, because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Portfolio may encounter delay and incur costs before being able to sell the securities. Such a delay may involve loss of interest or a decline in the value of the securities or other collateral, in which case the Portfolio may not recover the full amount it paid for the securities.

The Portfolio that enters into a repurchase agreement bears the risk that the seller may fail to repurchase the security, whether or not the seller is bankrupt or insolvent. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Portfolio will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

Certain Additional Information with Respect to FHLMC and FNMA

The volatility and disruption that impacted the capital and credit markets during late 2008 and into 2009 have led to increased market concerns about the ability of the Federal Home Loan Mortgage Corporation (“FHLMC”) and the Federal National Mortgage Association (“FNMA”) to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 6, 2008, both FHLMC and FNMA were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”). Under the plan of conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of FHLMC and FNMA, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to (1) take over the assets of and operate FHLMC and FNMA with all the powers of the shareholders, the directors, and the officers of FHLMC and FNMA and conduct all business of FHLMC and FNMA; (2) collect all obligations and money due to FHLMC and FNMA; (3) perform all functions of FHLMC and FNMA which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of FHLMC and FNMA; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator. In addition, in connection with the actions taken by the FHFA, the Treasury entered into certain preferred stock purchase agreements with each of FHLMC and FNMA which established the Treasury as the holder of a new class of senior preferred stock in each of FHLMC and FNMA, which stock was issued in connection with financial contributions from the Treasury to FHLMC and FNMA. The conditions attached to the financial contribution made by the Treasury to FHLMC and FNMA and the issuance of this senior preferred stock placed significant restrictions on the activities of FHLMC and FNMA. FHLMC and FNMA must obtain the consent of the Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock issued to the Treasury, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions were placed on the maximum size of each of FHLMC’s and FNMA’s respective portfolios of mortgages and mortgage-backed securities, and the purchase agreements entered into by FHLMC and FNMA provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. On June 16, 2010, FHFA ordered FNMA and FHLMC’s stock de-listed from the New York Stock Exchange (“NYSE”) after the price of common stock in FNMA fell below the NYSE minimum average closing price of $1 for more than 30 days.
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The future status and role of FHLMC and FNMA could be impacted by (among other things) the actions taken and restrictions placed on FHLMC and FNMA by the FHFA in its role as conservator, the restrictions placed on FHLMC’s and FNMA’s operations and activities as a result of the senior preferred stock investment made by the Treasury, market responses to developments at FHLMC and FNMA, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by FHLMC and FNMA, including any such mortgage-backed securities held by the Portfolio.

Zero Coupon Securities

To the extent consistent with its investment objective and principal investment strategy, the Portfolio may purchase zero coupon securities as described in the Prospectus that are issued at a discount to their face value. The zero coupon securities will not have maturity dates of more than ten years from the settlement date. The discount approximates the total amount of interest the securities will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon securities do not require the periodic payment of interest. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but some also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations that provide for regular payments of interest. The Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio’s distribution obligations.

When-Issued Transactions

To the extent consistent with its investment objective and principal investment strategy, the Portfolio may purchase or sell securities in when-issued transactions. In when-issued transactions, the payment obligation and the interest rate are fixed on the trade date, although no interest accrues to the purchaser prior to the settlement date. Consistent with the requirements of the 1940 Act, securities purchased on a when-issued basis are recorded as an asset (with the purchase price being recorded as a liability) and are subject to changes in value based upon changes in the general level of interest rates. At the time of delivery of the security, the value may be more or less than the transaction price. To the extent that the Portfolio remains substantially fully invested at the same time that it has entered into such transactions, which it would normally expect to do, there will be greater fluctuations in the market value of its net assets than if the Portfolio set aside cash to satisfy its purchase commitment. However, the Portfolio will segregate liquid assets at least equal in value to commitments for when-issued securities. When the Portfolio engages in a commitment to purchase or sell securities, the Portfolio relies on the seller or buyer, as the case may be, to consummate the transaction. Failure to consummate the transaction may result in the Portfolio missing the opportunity of obtaining a price or yield considered to be advantageous.

Federal Funds

To the extent consistent with its investment objective and principal investment strategy, the Portfolio may make unsecured loans of federal funds to U.S. and foreign banks with total assets exceeding $1 billion to the extent permitted by the Federal Credit Union Act and the rules and regulations thereunder. The Portfolio’s federal funds loans must also meet the following requirements: (a) the accounts of the borrowing bank must be insured by the Federal Deposit Insurance Corporation; (b) the interest received from the loan must be at the market rate for federal funds transactions; and (c) the transaction must either have a maturity of one or more business days or the Portfolio must be able to require repayment at any time.

Loans of federal funds rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Federal funds are funds held by a regional Federal Reserve Bank for the account of a Fed Member Bank. A loan of federal funds is an unsecured loan at a negotiated interest rate for a negotiated time period, generally overnight, of federal funds by one Fed Member Bank to another. Since, pursuant to an exemption, the borrowing Fed Member Bank is not required to maintain reserves on the borrowed federal funds, the interest rate it pays on such loans is generally higher than the rate it pays on other deposits of comparable size and maturity that are subject to reserve requirements. In addition, a “depository institution” or other exempt institution such as the Fund may under Regulation D of the Board of Governors of the Federal Reserve System in effect make loans of federal funds by instructing a correspondent or other willing Fed Member Bank at which it maintains an account to loan federal funds on its behalf.
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Special Note Regarding Market Events

Events in the financial sector over the past several years have resulted in reduced liquidity in credit and fixed income markets and in an unusually high degree of volatility in the financial markets, both domestically and internationally. While entire markets have been impacted, issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected. These events and the potential for continuing market turbulence may have an adverse effect on the Portfolio’s investments. It is uncertain how long these conditions will continue.

The instability in the financial markets led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and certain segments of the financial markets. Federal, state and foreign governments, regulatory agencies, and self-regulatory organizations may take actions that affect the regulation of the Portfolio itself, the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objectives.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Portfolio’s holdings.

Cybersecurity Risk

The Portfolio and its service providers may be prone to operational and information security risks resulting from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Portfolio to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cybersecurity include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cybersecurity breaches affecting the Portfolio or its Investment Adviser, Administrator, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Portfolio. For instance, cybersecurity breaches may interfere with the processing of shareholder transactions, impact the Portfolio’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Portfolio to regulatory fines or financial losses and/or cause reputational damage. The Portfolio may also incur additional costs for cybersecurity risk management purposes. Similar types of cybersecurity risks are also present for issuers of securities in which the Portfolio may invest, which could result in material adverse consequences for such issuers and may cause the Portfolio’s investment in such companies to lose value.

INVESTMENT RESTRICTIONS

Except as stated in this section or elsewhere in the Prospectus or this SAI, all investment policies of the Portfolio are non-fundamental and may be changed without shareholder approval.

The investment objective of the Portfolio as stated in the Prospectus is fundamental and may be changed only with the approval of the holders of a majority of the outstanding shares of the Portfolio as described below. In addition, the Fund has adopted the following enumerated fundamental investment restrictions, none of which may be changed with respect to the Portfolio without the approval of the holders of a majority of the outstanding shares of the Portfolio as described below. The Fund may not:

(1) Invest the Portfolio in the instruments of issuers conducting their principal business activity in the same industry if immediately after such investment the value of the Portfolio’s investments in such industry would exceed 25% of the value of its total assets; provided that there is no limitation with respect to or arising out of investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, repurchase agreements by the Portfolio of securities collateralized by such obligations or by cash, certificates of deposit, bankers’ acceptances, bank repurchase agreements and other obligations issued or guaranteed by banks (except commercial paper). Note: The current position of the staff of the SEC is that the Portfolio may reserve freedom of action to concentrate in bank obligations and that the exclusion with respect to bank instruments referred to above may only be applied to instruments of domestic banks. For this purpose, the staff also takes the position that foreign branches of domestic banks may, if certain conditions are met, be treated as domestic banks. The Fund intends to consider only obligations of domestic banks (as construed to include foreign branches of domestic banks to the extent they satisfy the above-referenced conditions) to be within this exclusion until such time, if ever, that the SEC staff modifies its position.
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(2) Invest the Portfolio in the instruments of any one issuer, other than the U.S. Government, its agencies or instrumentalities, if immediately after such investment, more than 5% of the value of the Portfolio’s total assets would be invested in the instruments of such issuer, except that (a) up to 25% of the value of the total assets of the Portfolio may be invested in repurchase agreements, certificates of deposit, bankers’ acceptances, time deposits and federal funds without regard to such 5% limitation; and (b) such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the U.S. Government, its agencies or instrumentalities.

(3) Make loans, except through (a) the purchase of debt obligations in accordance with the Portfolio’s investment objective and policies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions in accordance with the investment objectives of the Portfolio; and (c) the lending of federal funds to qualified financial institutions in accordance with the investment objectives of the Portfolio.

(4) Borrow money, except as a temporary measure, and then only in amounts not exceeding one-third of the value of the Portfolio’s net assets.

(5) Mortgage, pledge or hypothecate any assets except to secure permitted borrowings.

(6) Purchase or sell real estate, but this restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

(7) Purchase or sell commodities or commodity contracts.

(8) Purchase any voting securities except of investment companies (closed-end investment companies) solely to the extent permitted by the 1940 Act, or invest in companies for the purpose of exercising control or management. Subject to certain exceptions, the 1940 Act contains a prohibition against the Fund’s investing more than 5% of its total assets in the securities of another investment company, investing more than 10% of its assets in securities of such investment company and all other investment companies or purchasing more than 3% of the total outstanding voting stock of another investment company.

(9) Act as an underwriter of securities.

(10) Issue senior securities as defined in the 1940 Act except insofar as the Fund may be deemed to have issued a senior security by reason of (a) borrowing of money to the extent permitted herein; or (b) purchasing securities on a when-issued or forward commitment basis.

(11) Purchase any security for the Portfolio that is restricted as to disposition under federal securities laws (foreign securities traded only in foreign markets are not regarded as restricted).

(12) Purchase any security on margin (except for forward commitment or when-issued transactions or such short-term credits as are necessary for the clearance of transactions).

(13) Make short sales of securities or maintain a short position.

(14) Write, purchase or sell puts, calls or combinations thereof.

The Portfolio must also comply, as a non-fundamental policy, with Rule 2a-7 under the 1940 Act. While a detailed and technical rule, Rule 2a-7 has four basic requirements: portfolio maturity, portfolio quality, portfolio diversification and portfolio liquidity.

Portfolio maturity. Rule 2a-7 requires that the maximum maturity (as determined in accordance with Rule 2a-7) of any security held by the Portfolio not exceed 397 days and that the Portfolio’s average portfolio maturity and average portfolio life not exceed 60 days or 120 days, respectively.

Portfolio quality. The Portfolio, as a matter of non-fundamental policy, only invests in First Tier Securities. Securities which are rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO are “First Tier Securities.” Securities rated in the top two short-term rating categories by at least two NRSROs or by the only NRSRO which has assigned a rating, but which are not First Tier Securities are “Second Tier Securities.” Unrated securities may also be First Tier or Second Tier Securities if they are of comparable quality as determined by the Investment Adviser. In accordance with certain rules, the rating of demand feature or guarantee of a security may be deemed to be the rating of the underlying security. NRSROs include S&P Global Ratings, Moody’s Investors Service and Fitch Ratings Ltd. For a description of their rating categories, see Appendix A. Rule 2a-7 does not reference credit ratings but requires money market funds to purchase securities that have a remaining maturity of no more than 397 calendar days (unless otherwise permitted under Rule 2a-7), and which have been determined by a money market fund’s Board of Trustees (or the fund’s investment adviser, if the Board of Trustees delegates such power to the adviser) to present minimal credit risks to the fund. The Investment Adviser considers factors including the capacity of each security’s issuer or guarantor to meet its financial obligations.

Portfolio diversification. The Portfolio may not invest more than 5% of its total assets in the securities of any one issuer other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, repurchase agreements collateralized by such obligations and securities subject to a guarantee or unconditional demand feature (as defined by Rule 2a-7). The Portfolio may, however, invest up to 25% of its total assets in the securities of a single issuer for a period of up to three business days after the purchase thereof, although the Portfolio may not make more than one such investment at any time. Investment by the Portfolio in guarantees and demand features is subject to further diversification requirements. Subject to certain exceptions, immediately after the acquisition of a guarantee or demand feature or a security subject to a guarantee or demand feature, the Portfolio, with respect to 100% of its total assets, may not have invested more than 10% of its total assets in securities issued by or subject to guarantees and demand features from the same issuer. Certain affiliated issuers will be treated as a single issuer for purposes of this requirement. Adherence by the Portfolio to the requirements of Rule 2a-7, which is not fundamental and may be changed in the future without shareholder vote, is considered to be adherence to the requirements of Investment Restriction No. (2) above.
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Portfolio liquidity. The Portfolio is required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, the Portfolio: (i) must hold at least 10% of its total assets in “daily liquid assets” (consisting of cash, direct obligations of the U.S. Government and securities that will mature or are subject to a demand feature that is exercisable and payable within one business day); and (ii) must hold at least 30% of its total assets in “weekly liquid assets” (consisting of cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days). The Portfolio may not acquire an illiquid security if, after the purchase, more than 5% of the Portfolio’s total assets would consist of illiquid securities.

“Value” for the purposes of all investment restrictions shall mean the value used in determining the Portfolio’s NAV.

For purposes of the foregoing limitations, any limitation that involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Portfolio.

Borrowings by the Fund (if any) are not for investment leverage purposes but are solely for extraordinary or emergency purposes or to facilitate management of the Portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments is deemed to be disadvantageous or not possible. If, due to market fluctuations or other reasons, the total assets of the Portfolio fall below 300% of its borrowings, the Fund will promptly reduce the borrowings of the Portfolio in accordance with the 1940 Act. No purchases of securities will be made if borrowings exceed 5% of the value of the Portfolio’s assets.

The prohibition against short sales and short positions does not include transactions sometimes referred to as “short sales against the box” where the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.

As used in the Prospectus and this SAI with respect to a change in investment objective or fundamental investment restrictions, the approval of an investment advisory agreement or the approval of a distribution agreement, the term “majority of the outstanding shares” of either the Fund or the Portfolio means the vote of the lesser of (a) 67% or more of the shares of the Fund or the Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund or the Portfolio are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund or the Portfolio.

As stated in the Prospectus, investments purchased by the Portfolio before January 1, 1998 (the effective date of certain amendments to the Rules and Regulations of the NCUA) will be governed by the Rules and Regulations in effect when purchased, and the Portfolio may continue to hold such investments after such date subject to compliance with such former Rules and Regulations. Among other things, prior to January 1, 1998, the Portfolio could also purchase a stripped mortgage-backed security to reduce the interest rate risk of its holdings.

CALCULATION OF PERFORMANCE QUOTATIONS

From time to time, quotations of the Portfolio’s “yield” and “effective yield” may be included in advertisements or communications to shareholders. These advertisements and communications may be part of marketing activities conducted by either or both of the Fund’s distributors on behalf of the Portfolio. The performance figures are based on historical earnings and are not intended to indicate future performance. Yield and total return data will be calculated separately for TCU Shares and Investor Shares. These performance figures are calculated in the following manner.

Yield – the net annualized yield based on a specified seven-calendar day period calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent.

Effective Yield – the net annualized yield for a specified seven-calendar day period assuming a reinvestment of dividends (compounding). Effective yield is calculated by the same method as yield except the yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula: Effective Yield = [(Base Period Return + 1) 365/7]-1. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.
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Yield and effective yield for the Portfolio will vary based on changes in market conditions, the level of interest rates and the level of the Portfolio’s expenses.

In addition, the Portfolio may quote from time to time its total return in accordance with SEC regulations.

DISTRIBUTION PLAN FOR INVESTOR SHARES

As described in the Prospectus for Investor Shares, the Trust has adopted, on behalf of Investor Shares of the Portfolio, a distribution plan (the “Plan”). See “Distribution and Service Fees – What are the distribution and service fees paid by the Fund’s Investor Shares?” in the Prospectus for Investor Shares of the Portfolio. The fees payable under the Plan are subject to Rule 12b-1 under the 1940 Act and finance distribution and/or administrative support services that are provided to investors in the Portfolio.

The Plan for the Portfolio’s Investor Shares was approved on March 23, 2012 by vote of a majority of the Trustees of the Trust, including a majority of the non-interested Trustees of the Trust who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for the purpose of approving the Plan.

The compensation for distribution and/or administrative support services payable under the Plan to CFS may not exceed 0.25% per annum of the Portfolio’s average daily net assets attributable to Investor Shares of the Portfolio. The Fund currently limits the Portfolio’s Plan fees to 0.03% of the average daily net assets attributable to Investor Shares of the Portfolio.

The Plan is a compensation plan which provides for payment of a specified fee without regard to the expenses actually incurred by CFS. If such fee exceeds CFS’ expenses, CFS may realize a profit from these arrangements. Under the Plan, CFS may also make periodic payments or commissions to one or more securities dealers, brokers, financial institutions or other industry professionals, such as investment advisors, accountants and estate planning firms (each a “Distribution/Service Organization”) with respect to the Portfolio’s Investor Shares beneficially owned by customers for whom the Distribution/Service Organization is the Distribution/Service Organization of record.

Payments to CFS under the Plan may also be used by CFS to compensate Distribution/Service Organizations for administrative support services provided to their customers who are the record or beneficial owners of Investor Shares of the Portfolio. These administrative and support services may include but are not limited to: (i) processing dividend and distribution payments for the Fund on behalf of its customers; (ii) providing periodic statements to customers showing their positions in Investor Shares; (iii) arranging for bank wires; (iv) responding to routine customer inquiries; (v) if required by law, forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (vi) forwarding to customers proxy statements and proxies containing any proposals regarding the Plan; (vii) providing customers with a service that invests assets of their accounts in Investor Shares pursuant to specific or pre-authorized instructions; (viii) establishing and maintaining accounts and records relating to transactions in Investor Shares; (ix) assisting customers in changing dividend or distribution options, account designations and addresses; or (x) other similar services requested by the Fund.

The Plan will remain in effect until March 31, 2019 and from year to year thereafter, provided that such continuance is approved annually by a majority of the Board of Trustees, including a majority of those Trustees who are not “interested persons” (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan, cast in person at a meeting called for the purpose of voting on the approval of the Plan.

As of the date of this SAI, Investor Shares of the Portfolio have not commenced operation.  Therefore, the Portfolio did not incur any costs under the Plan during the fiscal year ended August 31, 2018.
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OTHER INFORMATION

Selective Disclosure of Portfolio Holdings

The Board of Trustees of the Fund has adopted a policy on selective disclosure of portfolio holdings in accordance with regulations that seek to ensure that disclosure of information about portfolio securities is in the best interest of the Fund’s shareholders and to address the conflicts between the interests of shareholders and the Fund’s service providers. The policy provides that neither the Portfolio nor any of the Fund’s officers or Trustees, nor the Investment Adviser, the Fund’s distributor or any agent, or any employee thereof (“Fund Representative”) will disclose the Portfolio’s portfolio holdings information to any person other than in accordance with the policy. For purposes of the policy, “portfolio holdings information” means the Portfolio’s actual portfolio holdings, as well as nonpublic information about its trading strategies or pending transactions. Under the policy, neither the Portfolio nor any Fund Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information. A Fund Representative may provide portfolio holdings information to third parties if such information has been included in the Portfolio’s public filings with the SEC or is disclosed on the Fund’s publicly accessible website. Information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the Fund’s website.

Portfolio holdings information that is not filed with the SEC or posted on the publicly available website may be provided to third parties only if the third-party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. Disclosure to such third parties must be approved in advance by the Fund’s Chief Compliance Officer. Disclosure to providers of auditing, custody, and other similar services for the Fund, as well as rating and ranking organizations, will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, investors and intermediaries that sell shares of the Fund) only upon approval by the Fund’s Chief Compliance Officer, who must first determine that the Portfolio has a legitimate business purpose for doing so and ascertain whether the third party has been identified as an excessive trader. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality. In accordance with the policy, the identity of those recipients who receive non-public portfolio holdings information on an ongoing basis is as follows: the Investment Adviser and its affiliates; CFS and CUFSLP; Fund Services; the Fund’s independent registered public accounting firm, Tait, Weller & Baker LLP; the Fund’s custodian, The Bank of New York Mellon; the Fund’s legal counsel, Drinker Biddle & Reath LLP; and independent legal counsel to the Fund’s Independent Trustees, Nisen & Elliott, LLC. These entities are obligated to keep such information confidential. Third party providers of custodial or accounting services to the Fund may release non-public portfolio holdings information of the Portfolio only with the permission of Fund Representatives that have been approved by the Board of Trustees. From time to time portfolio holdings information may be provided to broker-dealers solely in connection with the Portfolio seeking portfolio securities trading suggestions. In providing this information reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Fund publishes on its website (www.trustcu.com) month-end selected portfolio holdings information for the Portfolio, which may include asset allocation or sector/sub-sector allocation, credit quality/issuer allocation and average maturity or duration, subject to a ten calendar-day lag between the date of the information and the date on which the information is disclosed. The Fund publishes on its website Portfolio holdings information within five business days after month-end for a period of not less than six months.

Under the policy, the Chief Compliance Officer will periodically supply the Board of the Trustees with a list of third parties who receive portfolio holdings information pursuant to any ongoing arrangement. In addition, the Board is to receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter. In addition, the Board of Trustees is to approve at its meetings a list of Fund Representatives who are authorized to disclose portfolio holdings information under the policy. As of the date of this SAI, only the Chief Compliance Officer is authorized to disclose portfolio holdings information.

Miscellaneous

The Prospectus and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the SEC.

The Registration Statement including the exhibits filed therewith may be examined at the offices of the SEC in Washington, D.C. Statements contained in the Prospectus or in this SAI as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI form a part, each such statement being qualified in all respects by such reference.

Capitalized terms, to the extent not otherwise defined herein, shall have the meanings as assigned to them in the Prospectus.
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FINANCIAL STATEMENTS

The financial statements and related report of Tait, Weller & Baker LLP, an independent registered public accounting firm contained in the Portfolio’s 2013 Annual Report for the fiscal year ended August 31, 2013 (the “Annual Report”) are hereby incorporated by reference. The financial statements in the Annual Report have been incorporated by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. No other parts of the Annual Report are incorporated herein by reference. The unaudited financial statements contained in the Portfolio’s 2014 Semi-Annual Report for the six-month period ended February 28, 2014 (the “Semi-Annual Report”) are incorporated herein by reference. No other parts of the Semi-Annual Report are incorporated by reference herein. Copies of the Annual Report accompany or have preceded this SAI and may be obtained without charge by writing to Callahan Credit Union Financial Services Limited Liability Limited Partnership, 1001 Connecticut Ave., NW, Suite 1001, Washington, DC 20036 or by calling the Fund at (800) DIAL TCU (800-342-5828) or CFS at (800) 237-5678 or on the Fund’s website, www.trustcu.com.

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APPENDIX A

DESCRIPTION OF SECURITIES RATINGS1

Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings.  The obligor’s capacity to meet its financial commitments on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Ratings – S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

1 The ratings systems described herein are believed to be the most recent ratings systems available from Moody’s Investors Service, Inc., S & P Global Ratings and Fitch, Inc./Fitch Ratings Ltd. at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities throughout the period they are held by a Portfolio.
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Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

“NR” – Is assigned to an unrated issuer.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-term deposit ratings may not be adjusted for loss severity.  Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.  Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality.  This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality.  This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality.  This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk.  Default is a real possibility.

“RD” – Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Typically applicable to entity ratings only.

“D” – Default.  Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Plus (+) or minus (-) – The “F1” rating may be modified by the addition of a plus (+) or minus (-) sign to show the relative status within that major rating category.

“NR” – Is assigned to an unrated issue of a rated issuer.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner.  Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims.  The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.
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The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality.  The capacity for the payment of short-term financial obligations as they fall due is exceptionally high.  Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality.  The capacity for the payment of short-term financial obligations as they fall due is very high.  Differs from “R-1 (high)” by a relatively modest degree.  Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial.  Overall strength is not as favorable as higher rating categories.  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.  A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality.  There is a capacity for the payment of short-term financial obligations as they fall due.  May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality.  The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur.  DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Credit Ratings

The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings.  The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitments on the obligation is very strong.
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“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “C” the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.  The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that a rating has not been assigned, or is no longer assigned.

Local Currency and Foreign Currency Risks - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.
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Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more.  Such ratings reflect both on the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default.  The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

“NR” – Is assigned to unrated obligations.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality.  “AAA” ratings denote the lowest expectation of credit risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality.  “AA” ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality.  “A” ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality.  “BBB” ratings indicate that expectations of credit risk are currently low.  The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative.  “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.
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“B” – Securities considered to be highly speculative.  “B” ratings indicate that material credit risk is present.

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings but are instead rated in the “CCC” to “C” rating categories, depending on their recovery prospects and other relevant characteristics.  Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

“NR” – Is assigned to an unrated issue of a rated issuer.

The DBRS long-term rating scale provides an opinion on the risk of default.  That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued.  Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims.  All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”.  The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.  The following summarizes the ratings used by DBRS for long-term debt:

“AAA” – Long-term debt rated “AAA” is of the highest credit quality.  The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality.  The capacity for the payment of financial obligations is considered high.  Credit quality differs from “AAA” only to a small degree.  Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality.  The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.”  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality.  The capacity for the payment of financial obligations is considered acceptable.  May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality.  The capacity for the payment of financial obligations is uncertain.  Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations.  There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range.  Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur.  DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.
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Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

•	Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

“D” – This rating is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to five years maturity.  Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity.  MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating.  MIG ratings are divided into three levels – “MIG-1” through “MIG-3” while speculative grade short-term obligations are designated “SG”.  The following summarizes the ratings used by Moody’s for short-term municipal obligations:

“MIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation.
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In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned:  a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”).  The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade or “VMIG” scale.  The rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

“VMIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” – Is assigned to an unrated obligation.

About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign financial, bank, insurance, and public finance entities (including supranational and sub-national entities) and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

Credit ratings provided by DBRS are forward-looking opinions about credit risk which reflect the creditworthiness of an issuer, rated entity, and/or security.  Credit ratings are not statements of fact. While historical statistics and performance can be important considerations, credit ratings are not based solely on such; they include subjective considerations and involve expectations for future performance that cannot be guaranteed.  To the extent that future events and economic conditions do not match expectations, credit ratings assigned to issuers and/or securities can change.  Credit ratings are also based on approved and applicable methodologies, models and criteria (“Methodologies”), which are periodically updated and when material changes are deemed necessary, this may also lead to rating changes.
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Credit ratings typically provide an opinion on the risk that investors may not be repaid in accordance with the terms under which the obligation was issued.  In some cases, credit ratings may also include consideration for the relative ranking of claims and recovery, should default occur.  Credit ratings are meant to provide opinions on relative measures of risk and are not based on expectations of any specific default probability, nor are they meant to predict such.

The data and information on which DBRS bases its opinions is not audited or verified by DBRS, although DBRS conducts a reasonableness review of information received and relied upon in accordance with its Methodologies and policies.

DBRS uses rating symbols as a concise method of expressing its opinion to the market, but there are a limited number of rating categories for the possible slight risk differentials that exist across the rating spectrum and DBRS does not assert that credit ratings in the same category are of “exactly” the same quality.
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PART C

OTHER INFORMATION

Item 28. Exhibits

The following exhibits relating to Trust for Credit Unions are incorporated herein by reference to Post-Effective Amendment No. 16 to Trust for Credit Unions’ Registration Statement on Form N-1A (Accession No. 0000950130-95-002603); to Post-Effective Amendment No. 17 to such Registration Statement (Accession No. 0000950130-96-004149); to Post-Effective Amendment No. 19 to such Registration Statement (Accession No. 0000950130-97-005715); to Post-Effective Amendment No. 27 to such Registration Statement (Accession No. 0000950123-04-005525); to Post-Effective Amendment No. 28 to such Registration Statement (Accession No. 0000950123 04-014344); to Post-Effective Amendment No. 29 to such Registration Statement (Accession No. 0000950123-05-012758); to Post-Effective Amendment No. 32 to such Registration Statement (Accession No. 0000950123-07-016951); to Post-Effective Amendment No. 33 to such Registration Statement (Accession No. 0000950123-08-018476); to Post-Effective Amendment No. 34 to such Registration Statement (Accession No. 0000950123-09-073628); to Post-Effective Amendment No. 35 to such Registration Statement (Accession No. 0000950123-10-094632); to Post-Effective Amendment No. 37 to such Registration Statement (Accession No. 0000950123-10-115698); Post-Effective Amendment No. 38 to such Registration Statement (Accession No. 0000950123-11-103994); to Post-Effective Amendment No. 40 to such Registration Statement (Accession No. 0000950123-12-008181); to Post-Effective Amendment No. 42 to such Registration Statement (Accession No. 0001193125-12-517882); to Post-Effective Amendment No. 44 to such Registration Statement (Accession No. 0001193125-13-486361); to Post-Effective Amendment No. 46 to such Registration Statement (Accession No. 0001193125-14-455541); to Post-Effective Amendment No. 48 to such Registration Statement (Accession No. 0001193125-15-359596); to Post-Effective Amendment No. 52 to such Registration Statement (Accession No. 0001193125-16-807439); to Post-Effective Amendment No. 54 to such Registration Statement (Accession No. 0001193125-17-325144); to Post-Effective Amendment No. 55 to such Registration Statement (Accession No. 0001193125-17-383434) and to Post-Effective Amendment No. 57 to such Registration Statement (Accession No. 0000894189-18-006011).

(a)(1)	Agreement and Declaration of Trust, dated September 24, 1987, as amended and restated through December 1, 1987, of the Registrant. (Accession No. 0000950130-95-002603)

(2)	Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust dated April 20, 1988. (Accession No. 0000950130-95-002603)

(3)	Amendment No. 2 to the Amended and Restated Agreement and Declaration of Trust dated September 21, 1992. (Accession No. 0000950130-95-002603)

(4)	Amendment No. 3 to the Amended and Restated Agreement and Declaration of Trust to Establish and Designate Units of the Target Maturity Portfolio (1996). (Accession No. 0000950130-95-002603)

(5)
Amendment No. 4 to the Amended and Restated Agreement and Declaration of Trust to Establish and Designate Units of the Target Maturity Portfolio (Feb 97), Target Maturity Portfolio (May 97), Target Maturity Portfolio (Aug 97) and Target Maturity Portfolio (Nov 97). (Accession No. 0000950130-95-002603)

(6)
Amendment No. 5 to the Amended and Restated Agreement and Declaration of Trust to Abolish or Liquidate a Series of Units (Target Maturity Portfolio 1996) dated June 28, 1996. (Accession No. 0000950130-96-004149)

(7)	Amendment No. 6 to the Amended and Restated Agreement and Declaration of Trust to Abolish or Liquidate a Series of Units (Target Maturity Portfolio (Feb 97)). (Accession No. 0000950130-97-005715)
(8)	Amendment No. 7 to the Amended and Restated Agreement and Declaration of Trust to Abolish or Liquidate a Series of Units (Target Maturity Portfolio (May 97)). (Accession No. 0000950130-97-005715)

(9)	Amendment No. 8 to the Amended and Restated Agreement and Declaration of Trust to change the name of the units. (Accession No. 0000950123-04-014344)

(10)	Second Amended and Restated Declaration of Trust, dated August 19, 2011, of the Registrant. (Accession No. 0000950123-11-103994)

(11)	Third Amended and Restated Declaration of Trust, dated November 25, 2014 of the Registrant. (Accession No. 0001193125-14-455541)

(12)	Certificate of Name Change dated March 16, 2016 to the Third Amended and Restated Agreement and Declaration of Trust dated November 25, 2014 of the Registrant. (Accession No. 0001193125-16-807439)

(13)
Certificate of Amendment and Correction dated March 17, 2016 to the Third Amended and Restated Agreement and Declaration of Trust dated November 25, 2014 of the Registrant. (Accession No. 0001193125-16-807439)

(14)	Certificate of Name Change dated October 31, 2018 to the Third Amended and Restated Agreement and Declaration of Trust dated November 25, 2014 of the Registrant is filed herewith.

(b)(1)	By-laws of the Registrant. (Accession No. 0000950130-95-002603)

(2)	Amendment No. 1 dated March 18, 1991 to the By-Laws of the Registrant. (Accession No. 0000950130-96-004149)

(3)	Amendment No. 2 dated January 13, 1997 to the By-Laws of the Registrant. (Accession No. 0000950130-97-005715)

(4)	Amendment No. 3 dated January 12, 2004 to the By-Laws of the Registrant. (Accession No. 0000950123-04-005525)

(5)	Amendment No. 4 dated January 10, 2005 to the By-Laws of the Registrant. (Accession No. 0000950123-05-012758)

(6)	Amendment No. 5 dated January 8, 2007 to the By-Laws of the Registrant. (Accession No. 0000950123-07-016951)
(7)	Amendment No. 6 dated July 9, 2007 to the By-Laws of the Registrant. (Accession No. 0000950123-07-016951)
(8)	Amended and Restated By-Laws, dated August 19, 2011, of the Registrant. (Accession No. 0000950123-11-103994)
(c)	Not Applicable

(d)(1)	Advisory Agreement between the Registrant and ALM First Financial Advisors, LLC dated May 12, 2017. (Accession No. 0001193125-17-325144)

(2)	Advisory Agreement between the Registrant and Goldman Sachs Asset Management, L.P. dated January 14, 2008. (Accession No. 0000950123-08-018476)

(e)(1)	Distribution Agreement between the Registrant and Callahan Financial Services, Inc. dated March 30, 2009. (Accession No. 0000950123-09-073628)

(2)	Distribution Agreement between the Registrant and Callahan Financial Services, Inc. dated May 31, 2012. (Accession No. 0001193125-12-517882)

(f)	Not Applicable

(g)(1)	Custody Agreement between the Registrant and U.S. Bank National Association dated June 7, 2018. (Accession No. 0000894189-18-006011)

(2)	Custodian Services Agreement between the Registrant and PFPC Trust Company dated January 14, 2008. (Accession No. 0000950123-08-018476)

(3)	Notice of Assignment of Custodian Services Agreement. (Accession No. 0000950123-11-103994)

(h)(1)	Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated June 7, 2018. (Accession No. 0000894189-18-006011)

(2)	Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services dated June 7, 2018. (Accession No. 0000894189-18-006011)

(3)	Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated June 7, 2018. (Accession No. 0000894189-18-006011)

(4)	Transfer Agency Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly PFPC Inc.) dated January 15, 2008. (Accession No. 0000950123-08-018476)

(5)
Revised and Restated Administration Agreement between the Registrant and Callahan Credit Union Financial Services Limited Liability Limited Partnership dated March 30, 2009. (Accession No. 0000950123-09-073628)

(6)	Administration and Accounting Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly PFPC Inc.) dated January 14, 2008. (Accession No. 0000950123-08-018476)

(7)	Administration Agreement between the Registrant and Callahan Credit Union Financial Services Limited Liability Limited Partnership dated May 31, 2012. (Accession No. 0001193125-12-517882)

(i)(1)	Opinion of Hale and Dorr dated December 18, 1997. (Accession No. 0000950130-97-005715)

(2)	Opinion of Drinker Biddle & Reath LLP dated May 11, 2012. (Accession No. 0000950123-12-008181)

(3)	Opinion of Wilmer Cutler Pickering Hale & Dorr LLP dated May 9, 2012. (Accession No. 0000950123-12-008181)

(j)(1)	Consent of independent registered public accounting firm is filed herewith.

(k)	Not Applicable

(l)	Subscription Agreement dated April 28, 1988. (Accession No. 0000950130-95-002603)

(m)	Distribution Plan for Investor Shares. (Accession No. 0000950123-12-008181)

(n)	Plan in Accordance with Rule 18f-3. (Accession No. 0000950123-12-008181)

(o)	Reserved.

(p)(1)
Code of Ethics of the Registrant effective June 17, 1991 (as revised October 1, 1995, July 10, 2000, September 30, 2002, January 12, 2004, January 10, 2005, January 7, 2008 and October 19, 2017, effective October 19, 2017). (Accession No. 0001193125-17-325144)

(2)	Code of Ethics of Callahan Financial Services, Inc. effective June 17, 1991 (as revised March 22, 1996, July 10, 2000 and January 10, 2005). (Accession No. 0000950123-05-012758)

(3)	Code of Ethics of ALM First Financial Advisors, LLC effective February 14, 2017. (Accession No. 0001193125-17-325144)

(q)	Powers of Attorney are filed herewith.

The following exhibits relating to Trust for Credit Unions are filed herewith electronically pursuant to EDGAR rules:

(a)(14)	Certificate of Name Change dated October 31, 2018 to the third Amended and Restated Agreement and Declaration of Trust dated November 25, 2014 of the Registrant.
(j)(1)	Consent of Independent Registered Public Accounting Firm
(q)	Powers of Attorney

Item 29. Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 30. Indemnification

Article IV of the Registrant’s Third Amended and Restated Declaration of Trust provides for indemnification of the Registrant’s trustees and officers under certain circumstances.

Paragraph 7 of the Advisory Agreement between the Registrant and ALM First Financial Advisors, LLC provides for indemnification of ALM First Financial Advisors, LLC or, in lieu thereof, contribution by the Registrant under certain circumstances.

Paragraph 7 of the Revised and Restated Administration Agreement between the Registrant and Callahan Credit Union Financial Services Limited Liability Limited Partnership provides for indemnification of Callahan Credit Union Financial Services Limited Liability Limited Partnership or, in lieu thereof, contribution by the Registrant under certain circumstances.

Paragraphs 3(B) and 6 of the Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC provides for indemnification of U.S. Bancorp Fund Services, LLC under certain circumstances.

Paragraphs 9 of the Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC provides for indemnification of U.S. Bancorp Fund Services, LLC under certain circumstances.

Paragraph 7 of the Distribution Agreement between the Registrant and Callahan Financial Services, Inc. provides for indemnification of Callahan Financial Services, Inc. or, in lieu thereof, contribution by the Registrant under certain circumstances.

Paragraph 8 of the Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC provides for indemnification of U.S. Bancorp Fund Services, LLC under certain circumstances.

Article X of the Custody Agreement between the Registrant and U.S. Bank National Association provides for indemnification of U.S. Bank National Association under certain circumstances.

Mutual fund and directors and officers liability policies purchased by the Registrant insure Registrant and its trustees, partners, officers and employees, subject to the policies’ coverage limit and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty to the extent permitted by Section 17(i) of the Investment Company Act of 1940.

Item 31. Business and Other Connections of Investment Adviser

ALM First Financial Advisors, LLC (“ALM First”), a Delaware limited liability company registered with the Securities and Exchange Commission, serves as investment adviser to the Registrant. ALM First is engaged in the investment advisory business.  ALM First is wholly-owned by ALM First Group, LLC, which is owned by CEO Emily Moré Hollis, Principals Travis Goodman, Robert Perry, Mike Ensweiler, and Kevin Kirksey, as well as Chairman of the Board, John Graf, and Platform Partners.  Information about the officers and partners of ALM First is included in their Forms ADV filed with the Commission (registration numbers 801-57980) and is incorporated herein by reference.

Item 32. Principal Underwriter

(a)	Callahan Financial Services, Inc., a Delaware corporation, does not act as principal underwriter, depositor or investment adviser for any other investment company.
(b)	Set forth below is certain information pertaining to the directors and officers of Callahan Financial Services, Inc.
Positions and Offices
Name and Principal	with Callahan	Positions & Offices
Business Address	Financial Services, Inc.	with Registrant
Charles W. Filson Callahan Financial Services, Inc. 1001 Connecticut Avenue, N.W. Suite 1001 Washington, D.C. 20036-5504	President & Chairman	None

Bob C. Minor Callahan Financial Services, Inc. 4100 Sycamore Street Chevy Chase, MD 20815	Director	None

Jay Johnson Callahan Financial Services, Inc. 1001 Connecticut Avenue, N.W. Suite 1001 Washington, D.C. 20036-5504	Executive Vice President	President and Treasurer

Ron Daly Virtual StrongBox, Inc. Portal Bldg., Suite 303 9319 Robert D. Snyder Road Charlotte, NC 28223	Director	None

Tom Ryan Langley Federal Credit Union 721 LakeFront Commons Suite 400 Newport News, VA 23606	Director	None

Doug Fecher Wright-Patt Credit Union 2455 Executive Park Boulevard Fairborn, OH 45324	Director	None

Jon Jeffreys Callahan Financial Services, Inc. 1001 Connecticut Avenue, N.W. Suite 1001 Washington, D.C. 20036-5504	Director & Vice President	Vice President & Assistant Treasurer

Alix Patterson Callahan Financial Services, Inc. 1001 Connecticut Avenue, N.W. Suite 1001 Washington, D.C. 20036-5504	Director	None

(c) Not Applicable.

Item 33. Location of Accounts and Records

With respect to the Registrant, (a) the Agreement and Declaration of Trust, By-Laws and minute books of the Registrant are in the physical possession of Drinker Biddle & Reath LLP, One Logan Square, Ste. 2000, Philadelphia, Pennsylvania, 19103, (b) all investment adviser records are in the physical possession of ALM First Financial Advisors, LLC, 2911 Turtle Creek Boulevard, Suite 500, Dallas, Texas 75219, (c) all administration records are in the physical possession of Callahan Credit Union Financial Services Limited Liability Limited Partnership, 1001 Connecticut Avenue, NW, Suite 1001, Washington, D.C. 20036 and U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, (d) all fund accounting records are in the physical possession of U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, (e) all transfer agency records are in the physical possession of U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, and (f) all custodian records are in the physical possession of U.S. Bank National Association, 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.

Item 34. Management Services

Not Applicable.

Item 35. Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 58 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, D.C. on the 28th day of December 2018.

TRUST FOR CREDIT UNIONS

By:	/s/ Jay Johnson
Jay Johnson
President and Treasurer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 58 to the Registration Statement has been signed below by the following persons in the capacities indicated on December 28, 2018.

Name	Title	Date

/s/ Jay Johnson Jay Johnson	President and Treasurer (Principal Executive, Financial and Accounting Officer)	December 28, 2018

*Rudolf J. Hanley Rudolf J. Hanley	Trustee	December 28, 2018

*Stanley C. Hollen Stanley C. Hollen	Trustee	December 28, 2018

*Gary Oakland Gary Oakland	Trustee	December 28, 2018

*James F. Regan James F. Regan	Chair and Trustee	December 28, 2018

*Julie A. Renderos Julie A. Renderos	Vice Chair and Trustee	December 28, 2018

*Wendell A. Sebastian Wendell A. Sebastian	Trustee	December 28, 2018

*Michael D. Steinberger Michael D. Steinberger	Trustee	December 28, 2018

*By: /s/ Jay Johnson
Jay Johnson
Attorney-in-fact
____________
*    Pursuant to a power of attorney.

Exhibit Index

(a)(14)	Certificate of Name Changed dated October 31, 2018 to the Third Amended and Restated Agreement and Declaration of Trust dated November 25, 2014 of the Registrant.
(j)(1)	Consent of Independent Registered Public Accounting Firm.
(q)	Powers of Attorney